UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026—June 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Balanced Index Fund Investor Shares - VBINX

Vanguard Balanced Index Fund Admiral™ Shares - VBIAX

Vanguard Balanced Index Fund Institutional Shares - VBAIX

Vanguard Balanced Index Fund
Investor Shares (VBINX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.18%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$63,699
Number of Portfolio Holdings	16,316
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.2%
Corporate Bonds	9.7%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.3%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2

Vanguard Balanced Index Fund
Admiral™ Shares (VBIAX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$63,699
Number of Portfolio Holdings	16,316
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.2%
Corporate Bonds	9.7%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.3%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR502

Vanguard Balanced Index Fund
Institutional Shares (VBAIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$63,699
Number of Portfolio Holdings	16,316
Portfolio Turnover Rate	21%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.2%
Corporate Bonds	9.7%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.3%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR869

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2026
Vanguard Balanced Index Fund

Contents
Financial Statements	1

Balanced Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (61.2%)
Basic Materials (1.0%)
	Linde plc	248,767	129,095
	Newmont Corp.	577,037	53,895
	Freeport-McMoRan Inc.	778,856	48,982
	Ecolab Inc.	136,667	38,077
	Air Products and Chemicals Inc.	120,014	35,186
	Fastenal Co.	619,231	29,742
	Nucor Corp.	122,739	27,340
	Steel Dynamics Inc.	74,309	17,051
	Carpenter Technology Corp.	25,628	15,808
*	RBC Bearings Inc.	17,137	11,037
	International Paper Co.	286,320	10,909
	International Flavors & Fragrances Inc.	131,758	10,438
	Reliance Inc.	27,188	10,157
	Royal Gold Inc.	45,980	9,178
	CF Industries Holdings Inc.	83,275	9,015
	Albemarle Corp.	63,869	8,624
	Coeur Mining Inc.	507,759	8,287
	Solstice Advanced Materials Inc.	86,037	7,623
	Alcoa Corp.	142,979	7,455
	Mueller Industries Inc.	60,005	7,376
	LyondellBasell Industries NV Class A	139,731	7,357
	Avery Dennison Corp.	40,683	6,605
	Element Solutions Inc.	126,228	6,027
	Hecla Mining Co.	360,780	5,567
	Timken Co.	33,914	4,928
*	MP Materials Corp.	86,702	4,856
	Eastman Chemical Co.	61,859	4,143
	Hexcel Corp.	41,113	4,114
	Commercial Metals Co.	60,112	3,772
	Mosaic Co.	172,170	3,648
	NewMarket Corp.	4,310	3,410
	Materion Corp.	11,248	3,345
	Balchem Corp.	17,374	2,935
*	Cleveland-Cliffs Inc.	309,165	2,903
	Sensient Technologies Corp.	23,046	2,841
*	Uranium Energy Corp.	261,586	2,789
	UFP Industries Inc.	30,641	2,780
*	Perimeter Solutions Inc.	77,447	2,761
	Celanese Corp.	59,411	2,733
	Cabot Corp.	28,238	2,565
*	USA Rare Earth Inc.	105,610	2,279
*,1	Energy Fuels Inc.	128,592	1,865
	Avient Corp.	49,633	1,834
*	Century Aluminum Co.	36,595	1,684
	Chemours Co.	81,404	1,670
	Ashland Inc.	24,827	1,636
	Scotts Miracle-Gro Co.	23,614	1,608
	Kaiser Aluminum Corp.	8,012	1,567
	Hawkins Inc.	10,194	1,449
*	Ingevity Corp.	19,100	1,426
	Westlake Corp.	17,348	1,266
	Minerals Technologies Inc.	16,768	1,240
	Olin Corp.	61,655	1,222
	Quaker Chemical Corp.	7,519	1,195
	Innospec Inc.	13,411	1,092
	Huntsman Corp.	89,541	951
	FMC Corp.	67,213	773
*	Ecovyst Inc.	60,421	752
*	NWPX Infrastructure Inc.	4,946	742
*	Compass Minerals International Inc.	22,347	696

Balanced Index Fund
		Shares	Market Value• ($000)
	Worthington Steel Inc.	20,662	694
	Sylvamo Corp.	18,014	681
	Stepan Co.	11,664	650
*	Ivanhoe Electric Inc.	64,831	623
	Ryerson Holding Corp.	23,793	586
*	i-80 Gold Corp.	403,664	581
*	Hycroft Mining Holding Corp. Class A	24,795	580
*,1	United States Antimony Corp.	65,311	474
	Koppers Holdings Inc.	9,943	446
	Tronox Holdings plc	63,882	403
*	ASP Isotopes Inc.	62,630	390
*	Metallus Inc.	18,903	353
*	LSB Industries Inc.	27,907	302
	AdvanSix Inc.	14,040	279
*	Idaho Strategic Resources Inc.	8,104	265
*	Rayonier Advanced Materials Inc.	33,583	264
*	Ur-Energy Inc.	189,453	258
*	Dakota Gold Corp.	60,477	258
*	Magnera Corp.	19,407	228
	Mativ Holdings Inc.	29,715	225
*	Intrepid Potash Inc.	6,571	215
*	Alto Ingredients Inc.	35,938	205
*	American Battery Technology Co.	70,961	201
*	Comstock Inc.	36,778	153
*	Contango Silver & Gold Inc.	8,281	131
*	Clearwater Paper Corp.	8,285	130
*	US Gold Corp.	7,893	121
	Friedman Industries Inc.	3,691	119
*	Tredegar Corp.	14,496	115
*	Perma-Pipe International Holdings Inc.	3,555	97
*	Gold Resource Corp.	67,179	85
*	Ascent Industries Co.	4,710	71
*	GrafTech International Ltd.	11,486	68
*	Ampco-Pittsburgh Corp.	7,265	63
	Omega Flex Inc.	1,999	63
*	CPS Technologies Corp.	8,026	44
*	Elmet Group Co.	2,216	44
*	Paramount Gold Nevada Corp.	33,680	38
*	Westwater Resources Inc.	64,755	33
*	American Vanguard Corp.	10,833	30
*	CitroTech Inc.	5,255	29
	Northern Technologies International Corp.	3,106	27
*	Encore Energy Corp.	20,156	26
*	Sunshine Silver Mining & Refining Co.	1,975	26
*	Flexible Solutions International Inc.	3,738	25
*	Culp Inc.	7,359	23
*	Solitario Resources Corp.	29,829	22
*	Solesence Inc.	18,797	14
*	Rare Earths Americas Inc.	384	6
*,2	American Infrastructure Corp.	4,696	—
*,2	ReElement Technologies Corp.	8,767	—
			613,065
Consumer Discretionary (7.5%)
*	Amazon.com Inc.	5,223,867	1,245,056
*	Tesla Inc.	1,519,949	639,291
	Walmart Inc.	2,365,075	267,868
	Costco Wholesale Corp.	238,946	223,527
	Home Depot Inc.	536,970	189,379
*	Netflix Inc.	2,272,787	162,277
	McDonald's Corp.	381,900	103,231
	TJX Cos. Inc.	595,635	90,239
	Walt Disney Co.	931,203	89,628
*	Uber Technologies Inc.	1,095,324	79,039
	Booking Holdings Inc.	418,103	74,523
	Lowe's Cos. Inc.	302,061	66,601
	Starbucks Corp.	614,395	62,785
	Marriott International Inc. Class A	114,270	42,347
	Royal Caribbean Cruises Ltd.	130,579	41,463
*	O'Reilly Automotive Inc.	447,023	41,166

Balanced Index Fund
		Shares	Market Value• ($000)
	Hilton Worldwide Holdings Inc.	123,163	40,700
	General Motors Co.	485,366	37,412
	Ross Stores Inc.	174,321	37,104
*	Warner Bros Discovery Inc.	1,286,571	34,300
	Target Corp.	245,557	32,072
	Delta Air Lines Inc.	336,611	31,527
*	Airbnb Inc. Class A	214,755	30,731
	Ford Motor Co.	2,123,719	29,520
*	AutoZone Inc.	8,907	28,466
	Electronic Arts Inc.	133,525	27,378
	eBay Inc.	240,554	26,882
	NIKE Inc. Class B	646,616	26,544
*	Carvana Co.	367,827	24,210
*	United Airlines Holdings Inc.	175,558	23,874
*	Take-Two Interactive Software Inc.	95,382	23,844
*	Chipotle Mexican Grill Inc.	696,759	23,690
	Yum! Brands Inc.	146,612	23,437
	DR Horton Inc.	132,188	21,531
	Garmin Ltd.	88,687	21,067
	Carnival Corp. Ltd.	675,518	19,300
*	ROBLOX Corp. Class A	341,650	18,579
*	Live Nation Entertainment Inc.	89,130	16,321
	Tapestry Inc.	108,669	15,907
	Expedia Group Inc.	61,700	15,788
	Williams-Sonoma Inc.	63,647	14,836
	PulteGroup Inc.	104,038	14,275
	Dollar General Corp.	119,308	13,734
	Southwest Airlines Co.	266,006	13,678
*	Copart Inc.	471,485	13,291
	Darden Restaurants Inc.	61,601	12,690
*	Dollar Tree Inc.	99,991	12,094
	RB Global Inc.	100,740	11,731
*	Liberty Media Corp.-Liberty Formula One Class C	116,239	11,059
	Omnicom Group Inc.	149,827	10,912
*	Burlington Stores Inc.	34,102	10,804
*	Ulta Beauty Inc.	23,542	10,617
	Estee Lauder Cos. Inc. Class A	133,933	10,574
	Lennar Corp. Class A	111,980	10,133
*	NVR Inc.	1,407	9,586
	Tractor Supply Co.	284,655	8,998
	Genuine Parts Co.	74,620	8,804
	Somnigroup International Inc.	108,119	8,477
	Toll Brothers Inc.	51,343	8,459
*	Rivian Automotive Inc. Class A	486,141	8,435
	Best Buy Co. Inc.	107,992	8,194
	Aramark	142,426	8,104
*	Flutter Entertainment plc	75,881	7,753
	Ralph Lauren Corp.	19,308	7,750
	Dick's Sporting Goods Inc.	34,130	7,741
	Las Vegas Sands Corp.	160,232	7,401
*	Deckers Outdoor Corp.	74,145	7,362
	BorgWarner Inc.	109,789	7,290
*	Aptiv plc	115,327	7,079
	Rollins Inc.	169,393	7,070
	Texas Roadhouse Inc. Class A	35,027	6,768
	TKO Group Holdings Inc. Class A	32,590	6,561
*	American Airlines Group Inc.	358,082	6,471
*	DraftKings Inc. Class A	254,128	6,419
*	Lululemon Athletica Inc.	56,153	6,412
	Hasbro Inc.	74,622	6,163
*	BJ's Wholesale Club Holdings Inc.	70,486	6,148
	Service Corp. International	71,581	5,437
*	Five Below Inc.	29,907	5,377
	Fox Corp. Class A	102,947	5,370
	New York Times Co. Class A	75,290	5,269
*	Dutch Bros Inc. Class A	72,877	5,233
*	Norwegian Cruise Line Holdings Ltd.	247,450	5,224
*	Wayfair Inc. Class A	56,083	5,183
	Domino's Pizza Inc.	16,714	4,948
	Murphy USA Inc.	9,035	4,869

Balanced Index Fund
		Shares	Market Value• ($000)
*	GameStop Corp. Class A	217,990	4,813
	News Corp. Class A	190,228	4,723
*	MGM Resorts International	97,213	4,648
*	Trade Desk Inc. Class A	237,198	4,289
*	Cava Group Inc.	53,644	4,210
	Hyatt Hotels Corp. Class A	21,251	4,119
*	CarMax Inc.	76,847	4,064
*	Brinker International Inc.	23,568	3,959
	Pool Corp.	18,124	3,895
	Wynn Resorts Ltd.	39,652	3,850
*	Madison Square Garden Sports Corp.	9,536	3,832
*	Etsy Inc.	49,414	3,722
	Lithia Motors Inc. Class A	12,603	3,661
	LKQ Corp.	138,248	3,640
*	Victoria's Secret & Co.	43,403	3,623
	VF Corp.	212,171	3,539
*	Taylor Morrison Home Corp. Class A	49,325	3,539
*	Floor & Decor Holdings Inc. Class A	58,502	3,473
	Wyndham Hotels & Resorts Inc.	40,132	3,380
	Lear Corp.	24,631	3,302
*	AutoNation Inc.	17,767	3,301
*	Alaska Air Group Inc.	61,800	3,226
*	Caesars Entertainment Inc.	104,809	3,163
	Churchill Downs Inc.	35,086	3,145
*	Crocs Inc.	25,823	3,115
*	Life Time Group Holdings Inc.	73,380	2,997
*	Frontdoor Inc.	38,223	2,966
	Macy's Inc.	125,291	2,951
	Sirius XM Holdings Inc.	99,913	2,951
	U-Haul Holding Co. (XNYS)	51,072	2,947
	Meritage Homes Corp.	34,406	2,885
	Fox Corp. Class B	60,092	2,815
*	Lyft Inc. Class A	192,518	2,813
	Versant Media Group Inc.	77,965	2,808
	Nexstar Media Group Inc. Class A	15,644	2,794
	Gentex Corp.	110,395	2,790
	PriceSmart Inc.	14,203	2,774
*	SiteOne Landscape Supply Inc.	24,093	2,756
*	Valvoline Inc.	69,090	2,732
*	Boot Barn Holdings Inc.	16,480	2,707
*	Liberty Live Holdings Inc. Class C	25,207	2,663
	Vail Resorts Inc.	19,385	2,639
*	Champion Homes Inc.	29,933	2,638
	H&R Block Inc.	68,733	2,617
*	Cavco Industries Inc.	4,198	2,579
	Wingstop Inc.	14,871	2,579
	Bath & Body Works Inc.	110,638	2,559
*	Ollie's Bargain Outlet Holdings Inc.	33,183	2,551
*	Sphere Entertainment Co.	14,614	2,529
	Kontoor Brands Inc.	30,108	2,509
	Travel + Leisure Co.	32,137	2,456
	Rush Enterprises Inc. Class A	33,472	2,443
	Gap Inc.	130,555	2,439
*	Urban Outfitters Inc.	33,711	2,389
*	Laureate Education Inc.	65,504	2,379
*	Duolingo Inc. Class A	20,624	2,372
*	OPENLANE Inc.	57,504	2,371
	Boyd Gaming Corp.	25,781	2,277
*	Chewy Inc. Class A	114,894	2,258
*	Mattel Inc.	162,435	2,255
	Atmus Filtration Technologies Inc.	44,211	2,254
*	Planet Fitness Inc. Class A	43,166	2,252
*	elf Beauty Inc.	30,412	2,250
*	Abercrombie & Fitch Co. Class A	24,729	2,226
*	Covista Inc.	17,717	2,209
*	SkyWest Inc.	21,819	2,167
*	M/I Homes Inc.	13,255	2,131
*	Bright Horizons Family Solutions Inc.	29,629	2,100
*	Grand Canyon Education Inc.	14,647	2,096
*	Asbury Automotive Group Inc.	10,366	2,084

Balanced Index Fund
		Shares	Market Value• ($000)
*	YETI Holdings Inc.	41,930	2,078
	Warner Music Group Corp. Class A	75,640	2,048
	Thor Industries Inc.	27,217	2,046
	Advance Auto Parts Inc.	32,602	2,029
*	Dorman Products Inc.	14,773	2,016
	Polaris Inc.	29,224	2,000
	Graham Holdings Co. Class B	1,741	1,987
	News Corp. Class B	70,500	1,978
	Paramount Skydance Corp. Class B	200,369	1,976
	Cheesecake Factory Inc.	24,311	1,934
*	Stride Inc.	21,920	1,890
*	QuantumScape Corp. Class A	249,675	1,888
	Red Rock Resorts Inc. Class A	28,786	1,873
	KB Home	29,768	1,863
	PVH Corp.	24,855	1,846
*	Knowles Corp.	43,768	1,816
	Signet Jewelers Ltd.	21,059	1,815
*	Hilton Grand Vacations Inc.	34,357	1,799
	Cinemark Holdings Inc.	56,343	1,788
	Group 1 Automotive Inc.	6,139	1,788
	Marriott Vacations Worldwide Corp.	16,859	1,718
	Dana Inc.	62,374	1,697
*	Rush Street Interactive Inc. Class A	57,066	1,697
	Acushnet Holdings Corp.	14,281	1,693
	Academy Sports & Outdoors Inc.	35,907	1,692
*	Madison Square Garden Entertainment Corp. Class A	20,821	1,684
	Steven Madden Ltd.	39,432	1,660
*	Lionsgate Studios Corp.	105,307	1,612
	Phinia Inc.	19,406	1,598
	Penske Automotive Group Inc.	8,923	1,597
*	Penn Entertainment Inc.	72,442	1,547
*	Allegiant Travel Co.	13,100	1,541
	Choice Hotels International Inc.	13,686	1,509
	HNI Corp.	36,996	1,495
	Harley-Davidson Inc.	60,035	1,468
	Visteon Corp.	14,523	1,441
	American Eagle Outfitters Inc.	82,501	1,419
	Newell Brands Inc.	227,885	1,399
*	Callaway Golf Co.	73,414	1,379
[1]	Whirlpool Corp.	34,531	1,361
*	RH	8,087	1,332
	LCI Industries	12,457	1,319
*	Peloton Interactive Inc. Class A	222,968	1,318
	Levi Strauss & Co. Class A	52,886	1,313
*	Green Brick Partners Inc.	16,391	1,312
*	Atlanta Braves Holdings Inc. Class C	25,270	1,312
*	Avis Budget Group Inc.	8,839	1,307
*	Liberty Media Corp.-Liberty Formula One Class A	13,841	1,212
*	Shake Shack Inc. Class A	20,744	1,162
*	Universal Technical Institute Inc.	26,848	1,148
*	Capri Holdings Ltd.	61,579	1,144
	Perdoceo Education Corp.	33,902	1,085
	Interface Inc. Class A	29,768	1,067
	Interparfums Inc.	9,495	1,062
*	Six Flags Entertainment Corp.	49,756	1,060
	Kohl's Corp.	57,743	1,023
*	Goodyear Tire & Rubber Co.	147,812	976
	John Wiley & Sons Inc. Class A	20,096	975
	Century Communities Inc.	13,368	958
	PROG Holdings Inc.	20,447	953
*	JetBlue Airways Corp.	163,100	935
	La-Z-Boy Inc.	22,189	890
*	Liberty Live Holdings Inc. Class A	8,675	878
	Strategic Education Inc.	11,376	872
	Worthington Enterprises Inc.	16,129	867
	Monarch Casino & Resort Inc.	6,581	866
*	TripAdvisor Inc.	62,444	856
*	Central Garden & Pet Co. Class A	21,884	848
*	Sonos Inc.	62,021	839
	Dillard's Inc. Class A	1,575	832

Balanced Index Fund
		Shares	Market Value• ($000)
	Leggett & Platt Inc.	70,021	820
*	National Vision Holdings Inc.	42,645	811
*	Global Business Travel Group I	85,025	798
	Carter's Inc.	18,834	775
	Columbia Sportswear Co.	12,476	771
	Millerknoll Inc.	36,859	754
*	Lindblad Expeditions Holdings Inc.	26,542	750
*	Sally Beauty Holdings Inc.	52,414	741
*	Arlo Technologies Inc.	54,836	739
	Winmark Corp.	1,744	738
	Wolverine World Wide Inc.	44,445	735
*	Lincoln Educational Services Corp.	14,581	728
	Buckle Inc.	16,672	704
[1]	Wendy's Co.	82,772	686
*	RealReal Inc.	57,999	684
*	LGI Homes Inc.	10,676	680
*	Coursera Inc.	119,653	675
*	BJ's Restaurants Inc.	10,871	660
*	Dauch Corp.	121,542	659
	G-III Apparel Group Ltd.	19,185	647
	Cracker Barrel Old Country Store Inc.	12,119	646
*	ACV Auctions Inc. Class A	89,654	645
*	Under Armour Inc. Class A	100,078	640
*	USA TODAY Co. Inc.	74,354	636
*	Pursuit Attractions & Hospitality Inc.	11,330	634
	Papa John's International Inc.	17,121	630
*	XPEL Inc.	12,542	622
*	United Parks & Resorts Inc.	12,704	606
	Upbound Group Inc.	28,292	600
	Sonic Automotive Inc. Class A	6,890	584
*	AMC Entertainment Holdings Inc. Class A	296,607	564
*	Gentherm Inc.	15,708	536
*	Unusual Machines Inc.	23,156	516
*	Revolve Group Inc. Class A	22,165	507
*,1	Lucid Group Inc.	74,223	497
*	Figs Inc. Class A	47,024	481
*	Sweetgreen Inc. Class A	52,023	458
	Standard Motor Products Inc.	11,610	452
*	American Public Education Inc.	8,387	450
	Winnebago Industries Inc.	14,350	448
	Gold.com Inc.	10,532	438
*	Driven Brands Holdings Inc.	31,259	436
*	QuinStreet Inc.	29,387	431
*	Liquidity Services Inc.	10,996	430
*	Coty Inc. Class A	197,805	427
	Matthews International Corp. Class A	15,682	422
*	Sabre Corp.	199,657	417
*	Beazer Homes USA Inc.	14,849	417
*	Eastman Kodak Co.	44,594	413
	Entravision Communications Corp. Class A	31,539	411
*	First Watch Restaurant Group Inc.	31,563	407
*	Under Armour Inc. Class C	63,996	398
*	Accel Entertainment Inc. Class A	31,479	397
*	MarineMax Inc.	10,741	393
*	Fox Factory Holding Corp.	22,726	385
*	Stagwell Inc. Class A	50,958	379
*	ThredUp Inc. Class A	52,857	362
*	Helen of Troy Ltd.	12,425	361
	Bloomin' Brands Inc.	39,002	356
	Smith & Wesson Brands Inc.	23,696	356
*	Clear Channel Outdoor Holdings Inc.	146,838	355
*,1	Frontier Group Holdings Inc.	43,700	346
*	Hovnanian Enterprises Inc. Class A	2,344	334
*	Cars.com Inc.	29,996	328
	Movado Group Inc.	8,167	321
	Lennar Corp. Class B	3,475	308
*	Daily Journal Corp.	511	307
	Scholastic Corp.	6,592	303
	Sturm Ruger & Co. Inc.	7,938	300
	Carriage Services Inc. Class A	7,720	296

Balanced Index Fund
		Shares	Market Value• ($000)
	Sinclair Inc.	20,721	295
	Ethan Allen Interiors Inc.	13,169	294
*,1	Atlanta Braves Holdings Inc. Class A	5,211	293
	Rush Enterprises Inc. Class B	3,722	285
	Marcus Corp.	11,474	269
	Monro Inc.	15,005	257
	Oxford Industries Inc.	7,369	257
*	MasterCraft Boat Holdings Inc.	9,932	256
	Global Industrial Co.	7,547	253
*	Corsair Gaming Inc.	26,034	252
*	Malibu Boats Inc. Class A	9,147	251
*	Dream Finders Homes Inc. Class A	14,411	249
	Camping World Holdings Inc. Class A	32,402	247
*	Cooper-Standard Holdings Inc.	9,124	247
*	Stitch Fix Inc. Class A	59,923	246
	Dine Brands Global Inc.	6,751	242
	Arko Corp.	30,162	242
*	iHeartMedia Inc. Class A	56,251	241
	Arhaus Inc. Class A	27,735	234
*	El Pollo Loco Holdings Inc.	13,532	230
*	Bed Bath & Beyond Inc.	39,742	230
*	Savers Value Village Inc.	21,119	213
	Caleres Inc.	16,744	207
*	MNTN Inc. Class A	22,499	207
*	Starz Entertainment Corp.	6,834	197
	Build-A-Bear Workshop Inc.	6,335	194
	Gray Media Inc.	46,283	184
*	Clean Energy Fuels Corp.	88,725	182
*	Kura Sushi USA Inc. Class A	3,099	178
*	Bob's Discount Furniture Inc.	11,076	175
*	Genesco Inc.	5,139	174
	Haverty Furniture Cos. Inc.	6,833	174
*	Latham Group Inc.	26,958	174
*,1	Central Garden & Pet Co.	3,821	169
*	Biglari Holdings Inc. Class B	395	168
*,1	XMAX Inc.	18,352	167
*	Portillo's Inc. Class A	35,077	166
*	Boston Omaha Corp. Class A	12,036	164
	Rocky Brands Inc.	3,987	164
*	Dave & Buster's Entertainment Inc.	14,151	161
*	AMC Global Media Inc.	15,881	159
*	Krispy Kreme Inc.	44,809	158
*	Strattec Security Corp.	1,907	155
	Flexsteel Industries Inc.	2,066	154
*,1	Hertz Global Holdings Inc.	67,924	154
*	Citi Trends Inc.	2,647	153
*	Jack in the Box Inc.	9,206	146
*,1	U-Haul Holding Co.	2,230	146
*	Barnes & Noble Education Inc.	11,411	143
*	McGraw Hill Inc.	14,924	141
	Shoe Station Group Inc.	9,091	135
*	Motorcar Parts of America Inc.	8,675	133
	Weyco Group Inc.	3,363	132
	National CineMedia Inc.	32,552	124
*	Zumiez Inc.	6,920	123
*	Petco Health & Wellness Co. Inc. Class A	44,892	122
	RCI Hospitality Holdings Inc.	4,425	121
*	Legacy Housing Corp.	4,580	120
*	Funko Inc. Class A	20,315	119
*	Fossil Group Inc.	28,568	118
	JAKKS Pacific Inc.	4,967	116
*	Holley Inc.	45,134	115
*	Lovesac Co.	6,717	112
	Johnson Outdoors Inc. Class A	2,395	110
*	Outdoor Holding Co.	47,851	109
*	Bally's Corp.	7,797	107
	Designer Brands Inc. Class A	18,225	106
*	Stoneridge Inc.	14,533	106
	Superior Group of Cos. Inc.	8,001	105
*,1	Vuzix Corp.	36,118	105

Balanced Index Fund
		Shares	Market Value• ($000)
*	Envela Corp.	3,610	104
	Cricut Inc. Class A	23,476	103
*	Xponential Fitness Inc. Class A	14,880	103
	Hooker Furnishings Corp.	5,592	100
*	EW Scripps Co. Class A	35,900	99
*	Turtle Beach Corp.	7,698	96
*	SES AI Corp. Class A	93,062	89
*	NN Inc.	24,408	88
	Hamilton Beach Brands Holding Co. Class A	3,665	84
	Escalade Inc.	4,321	81
*	Traeger Inc.	1,027	81
*	American Outdoor Brands Inc.	6,497	76
*	Thryv Holdings Inc.	19,181	76
*	OneWater Marine Inc. Class A	6,348	72
	Bassett Furniture Industries Inc.	4,002	71
*	Black Rock Coffee Bar Inc. Class A	8,531	71
*	KinderCare Learning Cos. Inc.	16,255	69
*	Lands' End Inc.	6,488	68
*	Smith Douglas Homes Corp. Class A	4,396	68
	Townsquare Media Inc. Class A	9,269	66
*	Chegg Inc.	61,656	62
*	RideNow Group Inc. Class B	9,089	61
*	Red Robin Gourmet Burgers Inc.	7,474	60
*,1	Yesway Inc. Class A	2,959	60
	Lifetime Brands Inc.	6,813	58
	J. Jill Inc.	3,675	58
*	Venu Holding Corp.	24,966	57
*,1	Tron Inc.	34,884	56
*,1	Virtuix Holdings Inc. Class A	18,518	56
	CuriosityStream Inc.	20,600	55
	Clarus Corp.	15,937	50
	Virco Manufacturing Corp.	8,208	50
[1]	Lakeland Industries Inc.	4,581	49
*,1	Surf Air Mobility Inc.	41,958	49
*	1-800-Flowers.com Inc. Class A	13,915	48
*	GoPro Inc. Class A	57,744	45
*	Full House Resorts Inc.	15,726	44
*	Vera Bradley Inc.	11,153	43
*	Legacy Education Inc.	3,563	42
*	Newsmax Inc. Class B	4,954	41
*	IZEA Worldwide Inc.	9,980	37
*	Noodles & Co. Class A	2,395	36
*	Torrid Holdings Inc.	18,761	35
*	Fluent Inc.	9,328	35
*	Leslie's Inc.	3,332	34
*	Travelzoo	2,846	33
*	Universal Electronics Inc.	6,626	32
*,1	Lee Enterprises Inc.	3,548	32
*	ONE Group Hospitality Inc.	15,411	31
*,1	Tilly's Inc. Class A	7,484	31
*	Duluth Holdings Inc. Class B	6,461	29
*	Rent the Runway Inc. Class A	8,881	28
*	Sportsman's Warehouse Holdings Inc.	20,325	27
*	Castellum Inc.	37,084	27
	Phoenix Education Partners Inc.	811	27
*,1	Wheels Up Experience Inc. Class A	3,034	27
*	Cato Corp. Class A	8,090	26
	Crown Crafts Inc.	8,993	26
*	Nerdy Inc.	28,189	26
*	Grove Collaborative Holdings Inc. Class A	20,833	26
*	BARK Inc.	2,561	26
	Saga Communications Inc. Class A	2,726	25
*	Kewaunee Scientific Corp.	681	24
*	Marchex Inc. Class B	15,105	24
	CompX International Inc.	970	24
*	Playstudios Inc.	48,787	24
*	Grabagun Digital Holdings Inc.	10,366	24
*	Destination XL Group Inc.	34,900	23
*	Century Casinos Inc.	17,241	22
*	Children's Place Inc.	7,184	22

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	Upexi Inc.	28,089	22
*	WW International Inc.	1,348	22
*	Kartoon Studios Inc.	29,340	21
*	Aureus Greenway Holdings Inc.	5,308	21
*	LiveOne Inc.	3,328	21
*	Cardlytics Inc.	4,621	21
*	Faraday Future Intelligent Electric Inc. Class A	84,640	20
*,1	NextNRG Inc.	57,471	20
*	Teads Holding Co.	19,084	15
*	GameSquare Holdings Inc.	32,697	13
*	Blink Charging Co.	10,444	7
*	Gaia Inc. Class A	2,397	5
*,2	Luby's Inc.	6,211	2
*,1,2	SRAX Inc.	7,476	1
*	CarParts.com Inc.	200	1
*,2	Marriott International Lodging Ltd.	62,955	—
			4,802,301
Consumer Staples (2.0%)
	Procter & Gamble Co.	1,259,777	184,734
	Philip Morris International Inc.	841,867	152,302
	Coca-Cola Co.	1,854,464	150,712
	PepsiCo Inc.	735,262	99,554
	CVS Health Corp.	689,780	71,358
	Altria Group Inc.	900,998	64,827
	McKesson Corp.	64,444	48,694
	Mondelez International Inc. Class A	694,847	40,190
	Colgate-Palmolive Co.	428,796	39,312
*	Monster Beverage Corp.	370,650	35,627
	Corteva Inc.	361,441	30,610
	Cardinal Health Inc.	125,406	29,791
	Cencora Inc.	98,654	27,917
	Keurig Dr Pepper Inc.	699,602	22,898
	Sysco Corp.	257,651	21,534
	Archer-Daniels-Midland Co.	260,823	19,927
[1]	Kimberly-Clark Corp.	179,883	19,746
	Kenvue Inc.	1,030,672	19,696
	Kroger Co.	299,371	16,624
	Casey's General Stores Inc.	20,075	15,955
	Hershey Co.	80,241	14,078
	Church & Dwight Co. Inc.	128,299	12,430
*	US Foods Holding Corp.	119,471	12,216
	Constellation Brands Inc. Class A	79,025	10,992
	Kraft Heinz Co.	449,244	10,611
	General Mills Inc.	284,963	9,917
*	Performance Food Group Co.	80,864	9,040
	Bunge Global SA	83,926	8,957
	Tyson Foods Inc. Class A	152,837	8,750
	McCormick & Co. Inc. (Non-Voting)	137,498	6,933
	Clorox Co.	65,535	6,255
	J M Smucker Co.	54,977	6,185
	Coca-Cola Consolidated Inc.	30,628	5,848
*	Darling Ingredients Inc.	85,790	4,686
*	Sprouts Farmers Market Inc.	51,153	4,327
	Hormel Foods Corp.	164,075	4,072
	Brown-Forman Corp. Class B	146,305	3,899
	Conagra Brands Inc.	259,507	3,493
	Molson Coors Beverage Co. Class B	85,694	3,339
	Primo Brands Corp. Class A	128,079	3,130
	Ingredion Inc.	32,486	3,077
*,1	Celsius Holdings Inc.	104,326	3,055
	Lamb Weston Holdings Inc.	69,132	2,985
	Albertsons Cos. Inc. Class A	193,645	2,620
[1]	Campbell's Co.	113,248	2,522
*	Post Holdings Inc.	21,857	1,929
*	Chefs' Warehouse Inc.	19,859	1,908
	Cal-Maine Foods Inc.	22,325	1,799
	WD-40 Co.	7,312	1,781
*	Vita Coco Co. Inc.	26,300	1,739
*	Freshpet Inc.	26,596	1,572

Balanced Index Fund
		Shares	Market Value• ($000)
*	United Natural Foods Inc.	31,336	1,431
	Andersons Inc.	17,462	1,194
	Marzetti Co.	10,415	1,189
	Spectrum Brands Holdings Inc.	11,928	1,023
	Turning Point Brands Inc.	9,856	836
	Flowers Foods Inc.	103,491	818
*	BellRing Brands Inc.	62,933	814
	Energizer Holdings Inc.	36,396	780
	Reynolds Consumer Products Inc.	28,495	765
	Pilgrim's Pride Corp.	25,766	724
*	Boston Beer Co. Inc. Class A	4,053	718
	Ingles Markets Inc. Class A	7,899	700
*	Herbalife Ltd.	52,997	697
*	Guardian Pharmacy Services Inc. Class A	16,334	684
	Edgewell Personal Care Co.	25,123	675
	Universal Corp.	12,785	667
	Brown-Forman Corp. Class A	23,051	631
*	Simply Good Foods Co.	45,006	598
	J & J Snack Foods Corp.	8,067	593
	Seaboard Corp.	130	580
	Weis Markets Inc.	7,402	580
	Del Monte Corp.	20,544	573
	Oil-Dri Corp. of America	5,327	544
*	Grocery Outlet Holding Corp.	51,597	515
*	Seneca Foods Corp. Class A	2,545	443
*	National Beverage Corp.	12,668	395
	John B Sanfilippo & Son Inc.	4,552	391
*	Mama's Creations Inc.	21,385	382
	Tootsie Roll Industries Inc.	9,296	368
*	Mission Produce Inc.	29,009	342
	Utz Brands Inc.	39,070	301
*	Westrock Coffee Co.	28,981	235
	Natural Grocers by Vitamin Cottage Inc.	6,914	214
*	Vital Farms Inc.	18,265	212
	Village Super Market Inc. Class A	4,926	208
*	Honest Co. Inc.	52,806	193
	ACCO Brands Corp.	46,002	191
*,1	Beyond Meat Inc.	235,353	177
*	Nature's Sunshine Products Inc.	7,725	168
	B&G Foods Inc.	40,378	161
*	Lifeway Foods Inc.	5,095	152
	MGP Ingredients Inc.	8,265	145
*	USANA Health Sciences Inc.	6,377	136
	Limoneira Co.	9,259	122
*	Olaplex Holdings Inc.	56,943	117
*,1	Once Upon a Farm PBC	5,662	116
*	Cleancore Solutions Inc. Class B	124,659	102
*	Medifast Inc.	5,481	58
*	BRC Inc. Class A	43,006	48
*	Zevia PBC Class A	25,913	42
[1]	Lifevantage Corp.	6,557	41
*	Cibus Inc.	29,531	40
*	HF Foods Group Inc.	25,551	36
*	GrowGeneration Corp.	24,529	36
*	Playboy Inc.	29,223	36
*	BranchOut Food Inc.	6,964	32
*	Hain Celestial Group Inc.	47,202	26
*	PetMed Express Inc.	13,514	26
*	SkinHealth Systems Inc.	37,215	26
*	FitLife Brands Inc.	2,271	25
	United-Guardian Inc.	2,067	15
*	Suja Life Inc. Class A	561	6
			1,310,246
Energy (2.0%)
	Exxon Mobil Corp.	2,235,272	305,606
	Chevron Corp.	1,019,075	168,922
	ConocoPhillips	658,737	68,482
	Williams Cos. Inc.	660,035	49,067
	Valero Energy Corp.	160,441	41,785

Balanced Index Fund
		Shares	Market Value• ($000)
	Marathon Petroleum Corp.	157,901	40,371
	SLB Ltd.	810,134	37,663
	EOG Resources Inc.	286,872	37,216
	Phillips 66	216,341	36,572
	Kinder Morgan Inc.	1,019,860	32,605
	Targa Resources Corp.	115,876	31,071
	Baker Hughes Co.	535,837	29,739
	ONEOK Inc.	341,263	29,669
	Cheniere Energy Inc.	113,880	27,218
	Devon Energy Corp.	624,829	25,818
	Occidental Petroleum Corp.	401,508	19,501
	Diamondback Energy Inc.	106,936	18,797
	EQT Corp.	338,395	17,992
	TechnipFMC plc	216,518	14,355
	Texas Pacific Land Corp.	31,757	13,898
	Halliburton Co.	408,094	13,855
*	First Solar Inc.	55,295	13,047
	Expand Energy Corp.	128,531	11,721
*	Nextpower Inc. Class A	76,625	9,129
	DT Midstream Inc.	55,067	8,081
	Ovintiv Inc.	153,248	8,068
	Permian Resources Corp. Class A	433,291	7,977
	APA Corp.	191,456	6,236
	HF Sinclair Corp.	84,380	5,877
*	Antero Resources Corp.	158,902	5,584
	Range Resources Corp.	127,737	4,751
	Viper Energy Inc. Class A	99,761	4,230
	Antero Midstream Corp.	179,793	4,090
	Kodiak Gas Services Inc.	53,795	4,042
	Archrock Inc.	89,998	3,664
	NOV Inc.	194,833	3,614
	Chord Energy Corp.	30,736	3,513
	SM Energy Co.	129,294	3,375
*	Enphase Energy Inc.	67,563	3,327
	Weatherford International plc	38,959	3,175
	Matador Resources Co.	60,577	3,016
*	Transocean Ltd.	539,231	2,637
	Noble Corp. plc	68,982	2,573
*	CNX Resources Corp.	73,167	2,483
	California Resources Corp.	45,937	2,429
	Magnolia Oil & Gas Corp. Class A	94,545	2,418
	Murphy Oil Corp.	73,586	2,396
	Warrior Met Coal Inc.	28,524	2,315
	Solaris Energy Infrastructure Inc. Class A	28,706	2,310
	PBF Energy Inc. Class A	48,272	2,197
	Liberty Energy Inc. Class A	83,491	2,187
*	Oceaneering International Inc.	53,815	2,181
*	Valaris Ltd.	30,013	2,179
	Core Natural Resources Inc.	26,189	2,096
*	Plug Power Inc.	754,805	2,046
	Cactus Inc. Class A	37,341	1,913
	Patterson-UTI Energy Inc.	205,527	1,887
*,1	Centrus Energy Corp. Class A	9,753	1,637
*	Calumet Inc.	44,718	1,611
	Helmerich & Payne Inc.	48,621	1,592
	Delek US Holdings Inc.	30,936	1,572
	Peabody Energy Corp.	65,996	1,526
*	Tidewater Inc.	22,830	1,521
	Venture Global Inc. Class A	132,927	1,479
*	Par Pacific Holdings Inc.	25,345	1,421
	Crescent Energy Co. Class A	144,032	1,414
*	DNOW Inc.	100,652	1,305
	Kinetik Holdings Inc. Class A	26,966	1,304
*	Gulfport Energy Corp.	7,563	1,283
	Select Water Solutions Inc. Class A	62,444	1,248
*	Seadrill Ltd.	32,127	1,215
*	FuelCell Energy Inc.	29,013	1,045
*	American Superconductor Corp.	24,541	1,019
	Northern Oil & Gas Inc.	54,023	981
*	Alpha Metallurgical Resources Inc.	5,566	918

Balanced Index Fund
		Shares	Market Value• ($000)
*	Fluence Energy Inc. Class A	46,068	916
*	T1 Energy Inc.	96,109	911
*	Shoals Technologies Group Inc. Class A	90,833	899
	World Kinect Corp.	26,422	870
*	TETRA Technologies Inc.	76,335	865
*	ProPetro Holding Corp.	58,984	846
*	Talos Energy Inc.	63,942	825
*	Expro Group Holdings NV	55,282	817
	Atlas Energy Solutions Inc.	43,310	719
*	REX American Resources Corp.	15,395	695
*	Solv Energy Inc. Class A	20,137	686
*	Helix Energy Solutions Group Inc.	75,486	660
*	NPK International Inc.	41,385	658
*	Nabors Industries Ltd.	7,808	656
*	Array Technologies Inc.	83,075	616
*	Innovex International Inc.	24,242	601
*	Comstock Resources Inc.	39,849	595
*	Green Plains Inc.	35,877	552
	Bristow Group Inc. Class A	13,344	551
*	NextDecade Corp.	70,530	532
*	BKV Corp.	18,258	500
*	Ameresco Inc. Class A	16,786	463
	CVR Energy Inc.	16,745	461
*,1	X-Energy Inc. Class A	22,234	408
	Flowco Holdings Inc. Class A	18,321	391
	SunCoke Energy Inc.	46,124	371
*	Ramaco Resources Inc. Class A	25,404	336
	RPC Inc.	54,842	320
*,1	Energy Vault Holdings Inc.	66,844	315
	Riley Exploration Permian Inc.	8,424	278
	Natural Gas Services Group Inc.	6,383	275
*	Forum Energy Technologies Inc.	5,437	273
*	Solid Power Inc.	105,544	273
	VAALCO Energy Inc.	52,169	265
*	New Era Energy & Digital Inc.	39,016	249
[1]	Vitesse Energy Inc.	15,333	242
*	Oil States International Inc.	29,123	233
	SandRidge Energy Inc.	17,044	233
	Core Laboratories Inc.	16,982	198
*	Flotek Industries Inc.	7,800	183
*	Gevo Inc.	116,019	174
	Granite Ridge Resources Inc.	37,239	164
*	Summit Midstream Corp.	5,559	158
	W&T Offshore Inc.	49,688	157
	Ranger Energy Services Inc. Class A	9,716	156
	Energy Services of America Corp.	7,961	154
*	EVgo Inc. Class A	68,321	130
*	Ring Energy Inc.	116,510	126
*,1	American Resources Corp.	52,592	113
*	Infinity Natural Resources Inc. Class A	8,406	107
*	SEACOR Marine Holdings Inc.	13,717	105
*	Amplify Energy Corp.	23,220	92
	NACCO Industries Inc. Class A	1,805	90
*,1	ChargePoint Holdings Inc.	12,933	76
	HighPeak Energy Inc.	10,741	75
	FutureFuel Corp.	14,566	66
	Smart Sand Inc.	12,885	65
*	Tigo Energy Inc.	27,690	65
*	Aemetis Inc.	37,945	62
*	DMC Global Inc.	9,946	58
	Evolution Petroleum Corp.	14,370	53
*	Geospace Technologies Corp.	6,302	43
*	Mammoth Energy Services Inc.	13,155	43
*	Montauk Renewables Inc.	25,476	40
*,1	SunPower Inc.	57,082	39
*	Ideal Power Inc.	6,962	37
*	HMH Holding Inc. Class A	1,876	35
*	Ocean Power Technologies Inc.	130,662	34
*,1	New Fortress Energy Inc. Class A	94,249	34
*	Stem Inc.	4,280	33

Balanced Index Fund
		Shares	Market Value• ($000)
*	OPAL Fuels Inc. Class A	14,600	32
*	WhiteHawk Minerals Corp. Class A	1,139	32
*	FTC Solar Inc.	5,961	30
*	MIND Technology Inc.	5,734	27
*	PrimeEnergy Resources Corp.	142	24
*	KLX Energy Services Holdings Inc.	8,772	23
*	NCS Multistage Holdings Inc.	460	20
*,1	Prairie Operating Co.	28,409	20
*,1	XCF Global Inc. Class A	44,321	20
*	Empire Petroleum Corp.	6,985	19
*	ProFrac Holding Corp. Class A	3,311	19
*	PEDEVCO Corp.	1,442	19
*	Ascent Solar Technologies Inc.	3,290	16
	Epsilon Energy Ltd.	340	2
*	Drilling Tools International Corp.	794	2
*,2	Novusterra Inc.	2,191	—
*,1,2	Next Bridge Hydrocarbons Inc.	47,692	—
			1,260,683
Financials (6.1%)
*	Berkshire Hathaway Inc. Class B	877,534	439,109
	JPMorgan Chase & Co.	1,330,335	435,459
	Bank of America Corp.	3,439,650	195,991
	Goldman Sachs Group Inc.	152,284	154,015
	Wells Fargo & Co.	1,650,034	136,359
	Morgan Stanley	638,206	133,411
	Citigroup Inc.	886,897	124,130
	Charles Schwab Corp.	890,463	82,163
	Blackrock Inc.	75,479	72,578
	Progressive Corp.	313,821	68,554
	Chubb Ltd.	186,661	63,603
	S&P Global Inc.	155,326	63,258
*	Berkshire Hathaway Inc. Class A	81	60,657
	Bank of New York Mellon Corp.	369,975	53,502
	PNC Financial Services Group Inc.	215,970	53,176
	US Bancorp	833,587	50,349
	Blackstone Inc.	400,629	47,142
	Marsh & McLennan Cos. Inc.	260,959	43,494
	CME Group Inc.	195,590	43,192
*	Robinhood Markets Inc. Class A	428,233	42,943
	Intercontinental Exchange Inc.	304,898	37,536
	Travelers Cos. Inc.	113,282	37,397
	Aon plc Class A	109,465	36,308
	Moody's Corp.	79,943	36,208
	Truist Financial Corp.	670,133	33,386
	KKR & Co. Inc.	362,796	33,297
	Allstate Corp.	137,341	32,679
	Arthur J Gallagher & Co.	139,300	31,979
	Aflac Inc.	247,598	29,031
	Fifth Third Bancorp	488,197	27,520
	Apollo Global Management Inc.	219,206	25,934
	MetLife Inc.	296,842	25,116
	State Street Corp.	142,105	24,101
	Ameriprise Financial Inc.	48,884	22,426
	Nasdaq Inc.	274,988	21,675
	American International Group Inc.	285,462	21,276
	MSCI Inc.	37,391	20,940
	Prudential Financial Inc.	187,047	20,188
	Interactive Brokers Group Inc. Class A	227,550	19,806
	Huntington Bancshares Inc.	1,099,769	19,499
	Hartford Insurance Group Inc.	146,960	19,475
	M&T Bank Corp.	79,602	18,946
*	Arch Capital Group Ltd.	176,389	17,120
*	Coinbase Global Inc. Class A	114,755	16,776
	Northern Trust Corp.	95,567	16,613
	Cincinnati Financial Corp.	84,382	15,623
	Citizens Financial Group Inc.	218,442	15,306
	Raymond James Financial Inc.	94,488	14,365
	Regions Financial Corp.	460,143	13,896
	Cboe Global Markets Inc.	56,744	13,770

Balanced Index Fund
		Shares	Market Value• ($000)
	KeyCorp	589,591	13,590
	Willis Towers Watson plc	51,228	13,389
	T. Rowe Price Group Inc.	113,192	12,869
	Ares Management Corp. Class A	113,835	12,671
	Principal Financial Group Inc.	117,368	12,650
*	Markel Group Inc.	6,466	12,628
*	SoFi Technologies Inc.	691,831	12,405
	LPL Financial Holdings Inc.	43,384	12,220
	W R Berkley Corp.	150,819	10,637
	Loews Corp.	89,221	10,101
	Brown & Brown Inc.	156,690	10,052
	East West Bancorp Inc.	74,469	9,613
	Annaly Capital Management Inc.	391,131	8,746
	Broadridge Financial Solutions Inc.	61,489	8,421
	First Citizens BancShares Inc. Class A	4,046	8,419
	Pinnacle Financial Partners Inc.	79,085	7,978
*	Rocket Cos. Inc. Class A	499,217	7,863
	Globe Life Inc.	42,486	7,591
	Unum Group	81,776	7,311
	Everest Group Ltd.	20,462	7,310
	Reinsurance Group of America Inc.	34,284	7,291
	Assurant Inc.	26,907	7,225
	RenaissanceRe Holdings Ltd.	22,487	7,126
	Ally Financial Inc.	150,468	6,914
[1]	AGNC Investment Corp.	623,469	6,796
	Evercore Inc. Class A	19,839	6,774
	Equitable Holdings Inc.	152,093	6,674
	First Horizon Corp.	259,716	6,659
	Fidelity National Financial Inc.	139,376	6,573
	Webster Financial Corp.	85,439	6,529
	Tradeweb Markets Inc. Class A	62,726	6,251
	Invesco Ltd.	228,259	6,024
	Wintrust Financial Corp.	36,442	5,857
	Carlyle Group Inc.	136,692	5,756
	Franklin Resources Inc.	169,212	5,630
	Popular Inc.	34,014	5,584
	Stifel Financial Corp.	79,511	5,547
	Zions Bancorp NA	80,136	5,545
	UMB Financial Corp.	37,147	5,303
	SouthState Bank Corp.	53,069	5,302
	American Financial Group Inc.	37,244	5,212
	Columbia Banking System Inc.	159,430	5,110
	SEI Investments Co.	57,736	5,064
	Cullen/Frost Bankers Inc.	32,468	5,017
*	Riot Platforms Inc.	182,261	4,990
	Old National Bancorp	189,241	4,901
	Primerica Inc.	17,231	4,897
	Old Republic International Corp.	119,562	4,892
	Affiliated Managers Group Inc.	13,735	4,648
	Western Alliance Bancorp	56,485	4,643
	FactSet Research Systems Inc.	20,038	4,610
	Voya Financial Inc.	50,045	4,531
*	StoneX Group Inc.	38,204	4,527
	FirstCash Holdings Inc.	20,255	4,382
	Commerce Bancshares Inc.	75,432	4,356
*	Circle Internet Group Inc. Class A	67,804	4,247
	Axis Capital Holdings Ltd.	38,900	4,179
	Corebridge Financial Inc.	138,859	3,976
	Houlihan Lokey Inc. Class A	29,418	3,946
	Kinsale Capital Group Inc.	11,915	3,930
	Jackson Financial Inc. Class A	38,175	3,909
	Jefferies Financial Group Inc.	78,071	3,902
*	Oscar Health Inc. Class A	133,977	3,821
	Prosperity Bancshares Inc.	52,200	3,812
	OneMain Holdings Inc.	61,794	3,768
	Valley National Bancorp	255,930	3,749
	FNB Corp.	193,308	3,688
	Hanover Insurance Group Inc.	17,118	3,665
	Lincoln National Corp.	103,037	3,642
	Glacier Bancorp Inc.	70,480	3,635

Balanced Index Fund
		Shares	Market Value• ($000)
	First American Financial Corp.	52,614	3,609
	United Bankshares Inc.	75,765	3,472
	Hancock Whitney Corp.	45,034	3,365
	Erie Indemnity Co. Class A	13,774	3,302
	MGIC Investment Corp.	116,156	3,276
	Atlantic Union Bankshares Corp.	77,166	3,265
	Selective Insurance Group Inc.	32,534	3,156
	Ameris Bancorp	34,851	3,146
[1]	Starwood Property Trust Inc.	190,782	3,125
	Essent Group Ltd.	48,437	3,114
*	Enova International Inc.	12,869	3,098
	TPG Inc. Class A	75,815	3,074
*	Chime Financial Inc. Class A	149,017	3,052
	Bank OZK	57,544	2,997
	Blue Owl Capital Inc. Class A	341,322	2,987
	RLI Corp.	49,868	2,946
	Home BancShares Inc.	101,693	2,903
*	Axos Financial Inc.	29,194	2,843
	Rithm Capital Corp.	301,293	2,829
	Janus Henderson Group plc	53,692	2,789
	Radian Group Inc.	73,516	2,769
*	MARA Holdings Inc.	195,090	2,710
*	Galaxy Digital Inc. Class A	98,238	2,686
	Virtu Financial Inc. Class A	44,650	2,660
	Piper Sandler Cos.	36,652	2,651
	SLM Corp.	101,086	2,622
	Moelis & Co. Class A	39,886	2,609
	White Mountains Insurance Group Ltd.	1,233	2,557
	Eastern Bankshares Inc.	114,366	2,544
	Lazard Inc.	60,562	2,540
	Fulton Financial Corp.	104,531	2,529
	CNO Financial Group Inc.	48,392	2,467
	Texas Capital Bancshares Inc.	23,874	2,465
	ServisFirst Bancshares Inc.	28,137	2,441
*	Lemonade Inc.	37,294	2,426
	Ryan Specialty Holdings Inc. Class A	63,257	2,389
	Bread Financial Holdings Inc.	21,914	2,374
	Associated Banc-Corp	76,951	2,368
	Victory Capital Holdings Inc. Class A	27,630	2,323
	International Bancshares Corp.	30,313	2,302
	First Financial Bankshares Inc.	66,047	2,285
	United Community Banks Inc.	64,762	2,273
	Independent Bank Corp.	26,700	2,235
	First Bancorp	84,808	2,211
	Federated Hermes Inc. Class B	39,773	2,196
	Renasant Corp.	50,976	2,169
	MarketAxess Holdings Inc.	19,100	2,168
*	Dave Inc.	5,789	2,157
	Cathay General Bancorp	34,558	2,142
	BGC Group Inc. Class A	197,594	2,112
	CVB Financial Corp.	90,681	2,045
	WesBanco Inc.	52,011	2,030
	Flagstar Bank NA	133,717	1,998
*	Brighthouse Financial Inc.	30,971	1,960
	First Hawaiian Inc.	66,399	1,946
	WSFS Financial Corp.	25,201	1,934
	BankUnited Inc.	39,772	1,927
	Community Financial System Inc.	28,545	1,916
[1]	PJT Partners Inc. Class A	12,617	1,904
	Assured Guaranty Ltd.	23,491	1,883
*	Palomar Holdings Inc.	14,455	1,827
	First Financial Bancorp	53,859	1,822
	StepStone Group Inc. Class A	43,531	1,800
	Simmons First National Corp. Class A	78,703	1,783
	First Interstate BancSystem Inc. Class A	46,173	1,780
	Seacoast Banking Corp. of Florida	52,914	1,759
	Bank of Hawaii Corp.	21,524	1,754
*	Genworth Financial Inc. Class A	183,884	1,741
	Towne Bank	47,357	1,716
*	NMI Holdings Inc. Class A	41,222	1,694

Balanced Index Fund
		Shares	Market Value• ($000)
	Hamilton Lane Inc. Class A	21,422	1,689
	Nicolet Bankshares Inc.	9,842	1,628
	Morningstar Inc.	10,405	1,623
	Park National Corp.	8,834	1,617
*	Miami International Holdings Inc.	43,163	1,604
	Mercury General Corp.	14,992	1,598
*	Upstart Holdings Inc.	44,971	1,593
	Banc of California Inc.	77,849	1,590
	Provident Financial Services Inc.	67,140	1,587
	WaFd Inc.	40,897	1,569
*	Credit Acceptance Corp.	2,320	1,477
	Blackstone Mortgage Trust Inc. Class A	86,990	1,474
	First Merchants Corp.	32,567	1,423
	Trustmark Corp.	30,264	1,392
	Dynex Capital Inc.	105,832	1,387
	Beacon Financial Corp.	45,415	1,383
	First Bancorp (XNGS)	21,574	1,379
	FB Financial Corp.	24,825	1,374
*	SiriusPoint Ltd.	57,051	1,369
	BOK Financial Corp.	9,846	1,367
*	Bancorp Inc.	21,665	1,357
	PennyMac Financial Services Inc.	15,546	1,354
	NBT Bancorp Inc.	26,751	1,321
*	Customers Bancorp Inc.	16,626	1,315
	First Busey Corp.	44,176	1,303
	BancFirst Corp.	11,625	1,292
	Artisan Partners Asset Management Inc. Class A	36,401	1,257
	Enterprise Financial Services Corp.	19,017	1,253
*	Happen Inc.	59,340	1,231
	Banner Corp.	18,275	1,214
	Northwest Bancshares Inc.	79,390	1,204
	WisdomTree Inc.	70,220	1,190
*	Skyward Specialty Insurance Group Inc.	20,230	1,180
	Cohen & Steers Inc.	15,248	1,161
	OFG Bancorp	23,282	1,142
	Horace Mann Educators Corp.	21,992	1,136
	ARMOUR Residential REIT Inc.	65,123	1,136
*	Baldwin Insurance Group Inc. Class A	40,991	1,090
	First Commonwealth Financial Corp.	53,341	1,084
	Stewart Information Services Corp.	16,392	1,082
*	EZCORP Inc. Class A	30,539	1,056
	HCI Group Inc.	5,963	1,045
	Stock Yards Bancorp Inc.	13,628	1,042
	Acadian Asset Management Inc.	14,513	1,038
*	Encore Capital Group Inc.	10,913	1,018
	S&T Bancorp Inc.	20,156	989
	National Bank Holdings Corp. Class A	22,186	986
	City Holding Co.	7,428	985
	Stellar Bancorp Inc.	24,797	975
	Walker & Dunlop Inc.	17,584	962
	Federal Agricultural Mortgage Corp. Class C	4,810	959
*	Triumph Financial Inc.	12,253	935
	Dime Commercial Bancshares Inc.	22,610	919
	Nelnet Inc. Class A	6,857	914
	Hope Bancorp Inc.	65,838	901
	German American Bancorp Inc.	18,330	870
	OceanFirst Financial Corp.	44,481	869
	ConnectOne Bancorp Inc.	25,882	866
	Bank First Corp.	5,788	859
	Kemper Corp.	31,826	858
	Ellington Financial Inc.	61,587	838
	Lakeland Financial Corp.	13,573	838
	QCR Holdings Inc.	8,593	837
*	TIC Solutions Inc.	101,614	822
*	Porch Group Inc.	54,309	817
	Origin Bancorp Inc.	15,956	816
	Hilltop Holdings Inc.	20,941	812
	TriCo Bancshares	14,855	800
	Westamerica Bancorp	13,249	777
	Live Oak Bancshares Inc.	18,929	773

Balanced Index Fund
		Shares	Market Value• ($000)
	1st Source Corp.	9,099	742
	Orchid Island Capital Inc.	105,227	733
	Peoples Bancorp Inc.	18,536	712
	Enact Holdings Inc.	15,558	711
	Two Harbors Investment Corp.	57,126	709
	Pathward Financial Inc.	8,093	705
*	Slide Insurance Holdings Inc.	36,323	704
	Tompkins Financial Corp.	7,026	664
	Heritage Financial Corp.	22,349	662
	Preferred Bank	6,200	659
	Apollo Commercial Real Estate Finance Inc.	60,727	649
	Burke & Herbert Financial Services Corp.	8,863	637
	Univest Financial Corp.	14,450	632
	Old Second Bancorp Inc.	27,018	630
	Metropolitan Bank Holding Corp.	6,303	623
	United Fire Group Inc.	11,754	616
*	Goosehead Insurance Inc. Class A	12,612	612
	Community Trust Bancorp Inc.	8,388	607
	Safety Insurance Group Inc.	8,077	605
*	Firstsun Capital Bancorp	15,258	592
	Republic Bancorp Inc. Class A	6,522	590
	F&G Annuities & Life Inc.	21,570	574
	Ladder Capital Corp.	57,561	573
	Chimera Investment Corp.	42,749	570
	Universal Insurance Holdings Inc.	13,645	564
	Merchants Bancorp	11,203	560
	Oppenheimer Holdings Inc. Class A	5,256	555
	Amerant Bancorp Inc. Class A	21,650	553
	Byline Bancorp Inc.	14,532	547
	First Mid Bancshares Inc.	11,350	546
*	Coastal Financial Corp.	6,975	541
	TFS Financial Corp.	30,496	540
	Southside Bancshares Inc.	15,336	540
	Employers Holdings Inc.	10,664	538
	Capitol Federal Financial Inc.	62,891	535
	PennyMac Mortgage Investment Trust	47,418	535
	MFA Financial Inc.	54,911	532
	Horizon Bancorp Inc.	26,568	531
	Hanmi Financial Corp.	16,205	525
	Arbor Realty Trust Inc.	96,452	523
	Business First Bancshares Inc.	17,003	523
	Mercantile Bank Corp.	8,954	514
	CNB Financial Corp.	15,227	513
	Central Pacific Financial Corp.	13,412	512
	Virtus Investment Partners Inc.	3,555	510
	TrustCo Bank Corp.	9,259	508
	Camden National Corp.	9,207	499
	Northeast Bank	3,719	493
*	Neptune Insurance Holdings Inc. Class A	15,468	487
	Esquire Financial Holdings Inc.	3,975	473
	NB Bancorp Inc.	21,669	458
	Amalgamated Financial Corp.	9,966	457
	First Financial Corp.	5,829	451
	Safehold Inc.	28,559	448
	Farmers National Banc Corp.	30,176	441
	Equity Bancshares Inc. Class A	8,906	436
	Adamas Trust Inc.	46,525	436
*	Trupanion Inc.	17,548	435
	HomeTrust Bancshares Inc.	8,606	429
	First Community Bankshares Inc.	9,592	426
	Eagle Bancorp Inc.	14,875	422
	Metrocity Bankshares Inc.	11,765	422
	Orrstown Financial Services Inc.	10,122	413
	Mid Penn Bancorp Inc.	11,511	401
	SmartFinancial Inc.	8,512	399
	Carter Bankshares Inc.	11,673	397
	Financial Institutions Inc.	10,161	396
	Peapack-Gladstone Financial Corp.	8,353	395
	Southern Missouri Bancorp Inc.	5,076	387
	GCM Grosvenor Inc. Class A	31,304	385

Balanced Index Fund
		Shares	Market Value• ($000)
*	Compass Diversified Holdings	35,969	383
	Washington Trust Bancorp Inc.	10,385	379
	Great Southern Bancorp Inc.	4,820	378
	BrightSpire Capital Inc. Class A	69,287	378
	Independent Bank Corp. (Michigan)	10,322	372
	Shore Bancshares Inc.	16,214	372
*	PRA Group Inc.	19,471	370
	Capital City Bank Group Inc.	7,456	368
	Five Star Bancorp	7,563	368
	Mechanics Bancorp Class A	22,604	359
*	Accelerant Holdings Class A	30,444	357
	Invesco Mortgage Capital Inc.	45,048	356
	Franklin BSP Realty Trust Inc.	43,354	353
	AMERISAFE Inc.	10,335	350
	Alerus Financial Corp.	11,028	343
	Community West Bancshares	12,492	336
*	Root Inc. Class A	5,976	334
	Northrim Bancorp Inc.	11,791	327
	UWM Holdings Corp. Class A	142,250	326
	Bar Harbor Bankshares	8,581	324
	Redwood Trust Inc.	68,253	324
*	Bowhead Specialty Holdings Inc.	10,817	324
	Cannae Holdings Inc.	22,442	323
	Midland States Bancorp Inc.	10,336	322
	ACNB Corp.	5,397	320
	Northfield Bancorp Inc.	21,601	318
	Peoples Financial Services Corp.	4,776	317
	TPG RE Finance Trust Inc.	37,900	317
*	Heritage Insurance Holdings Inc.	12,082	315
	Arrow Financial Corp.	7,647	313
*,1	Strive Inc. Class A	28,690	313
*	Hippo Holdings Inc.	10,976	310
*	Hagerty Inc. Class A	25,588	305
*	Southern First Bancshares Inc.	4,966	303
*	Columbia Financial Inc.	14,166	301
*	World Acceptance Corp.	1,346	301
	California Bancorp	14,386	300
	South Plains Financial Inc.	6,925	298
	Civista Bancshares Inc.	10,435	294
*	Third Coast Bancshares Inc.	7,168	290
	Kearny Financial Corp.	30,239	286
	Navient Corp.	33,423	284
*,1	Realloys Inc.	18,746	271
	Ridgepost Capital Inc. Class A	33,893	267
	Hingham Institution For Savings	862	265
	Sierra Bancorp	6,486	264
*	LendingTree Inc.	5,940	263
	ChoiceOne Financial Services Inc.	7,729	263
	Jefferson Capital Inc.	13,057	254
	Donegal Group Inc. Class A	13,279	250
	Abacus Global Management Inc.	23,300	250
	First Business Financial Services Inc.	3,902	247
	Northpointe Bancshares Inc.	12,765	245
*	Bridgewater Bancshares Inc.	11,567	243
	Home Bancorp Inc.	3,449	236
	Red River Bancshares Inc.	2,517	230
	RBB Bancorp	8,138	223
	Tiptree Inc. Class A	12,394	222
	Bank of Marin Bancorp	7,967	221
	Orange County Bancorp Inc.	6,014	221
	Primis Financial Corp.	13,308	218
	Unity Bancorp Inc.	3,675	216
*	Ponce Financial Group Inc.	10,848	216
	Investar Holding Corp.	7,096	213
	Citizens & Northern Corp.	9,072	211
	HBT Financial Inc.	6,608	211
	Colony Bankcorp Inc.	10,474	210
	Investors Title Co.	760	208
*	Sable Offshore Corp.	67,664	208
	First Bank	11,678	207

Balanced Index Fund
		Shares	Market Value• ($000)
	Avidia Bancorp Inc.	9,843	207
	Capital Bancorp Inc.	5,836	205
	Farmers & Merchants Bancorp Inc.	6,716	205
	West Bancorp Inc.	7,716	205
	Donegal Group Inc. Class B	9,291	202
	Crawford & Co. Class A	17,349	196
	NewtekOne Inc.	13,237	196
	BayCom Corp.	5,936	195
	First Bancorp Inc.	5,513	192
	KKR Real Estate Finance Trust Inc.	28,073	192
	Bankwell Financial Group Inc.	3,249	191
	AmeriServ Financial Inc.	49,068	190
	Crawford & Co. Class B	18,096	189
	Parke Bancorp Inc.	5,702	189
	Plumas Bancorp	3,231	189
	Northeast Community Bancorp Inc.	6,800	189
*	Wealthfront Corp.	20,897	187
	Waterstone Financial Inc.	8,960	186
	MVB Financial Corp.	6,266	182
*,1	Innventure Inc.	34,886	177
	Timberland Bancorp Inc.	3,893	174
	Norwood Financial Corp.	5,380	173
	FS Bancorp Inc.	3,965	172
	PCB Bancorp	6,062	172
*	OppFi Inc.	17,360	172
*	Open Lending Corp.	54,484	169
	Citizens Financial Services Inc.	2,317	168
*	TWFG Inc. Class A	6,919	166
	Regional Management Corp.	3,943	162
*	Onity Group Inc.	4,011	159
	Chemung Financial Corp.	2,117	158
	First Community Corp.	4,821	158
*	First Western Financial Inc.	4,891	157
*	MBIA Inc.	24,110	157
*	Claros Mortgage Trust Inc.	65,555	154
*	Citizens Inc. Class A	26,397	152
	First United Corp.	3,350	148
*	GBank Financial Holdings Inc.	4,877	148
	Franklin Financial Services Corp.	2,342	147
	Isabella Bank Corp.	3,673	145
	CoastalSouth Bancshares Inc.	5,390	145
*	Octave Specialty Group Inc.	22,903	143
	Commercial Bancgroup Inc.	4,389	142
	American Coastal Insurance Corp.	12,533	139
	Western New England Bancorp Inc.	9,618	138
	FVCBankcorp Inc.	7,802	137
	John Marshall Bancorp Inc.	6,265	137
	C&F Financial Corp.	1,671	134
	First National Corp.	4,461	134
*,1	Better Home & Finance Holding Co. Class A	4,865	134
*	Pioneer Bancorp Inc.	7,724	132
	USCB Financial Holdings Inc.	6,459	132
	Oak Valley Bancorp	3,872	131
*	Oportun Financial Corp.	22,846	130
	Ames National Corp.	4,393	130
	Ares Commercial Real Estate Corp.	28,726	129
	Citizens Community Bancorp Inc.	5,485	128
	American Integrity Insurance Group Inc.	6,812	128
	Virginia National Bankshares Corp.	2,852	127
	Ready Capital Corp.	72,003	126
	Bank7 Corp.	2,534	124
	OP Bancorp	8,183	123
*	Velocity Financial Inc.	6,651	123
*	FB Bancorp Inc.	8,164	123
	Eagle Financial Services Inc.	2,966	123
	Kingstone Cos. Inc.	6,427	122
	National Bankshares Inc.	3,361	122
	Blue Ridge Bankshares Inc.	34,278	121
[1]	Community Bancorp	3,093	121
	First Internet Bancorp	4,307	120

Balanced Index Fund
		Shares	Market Value• ($000)
	LCNB Corp.	6,817	120
	TPG Mortgage Investment Trust Inc.	14,938	118
	Fidelity D&D Bancorp Inc.	2,212	114
	First Capital Inc.	1,763	114
*	Ategrity Specialty Holdings LLC	4,703	113
	Meridian Corp.	5,475	110
*	Ethos Technologies Inc. Class A	6,040	110
	Hawthorn Bancshares Inc.	2,737	108
	Peoples Bancorp of North Carolina Inc.	2,414	104
	Chicago Atlantic Real Estate Finance Inc.	9,704	104
*	Kingsway Corp.	9,900	103
*	Finance of America Cos. Inc. Class A	3,654	101
	Greene County Bancorp Inc.	2,989	100
	James River Group Holdings Inc.	22,386	99
	NexPoint Diversified Real Estate Trust	18,825	98
	Princeton Bancorp Inc.	2,584	98
	Angel Oak Mortgage REIT Inc.	10,638	97
	Ohio Valley Banc Corp.	2,199	96
	Eagle Bancorp Montana Inc.	4,003	96
*	BRC Group Holdings Inc.	11,394	92
	MainStreet Bancshares Inc.	3,688	91
	BCB Bancorp Inc.	8,418	90
	Hanover Bancorp Inc.	3,853	90
	SB Financial Group Inc.	3,537	89
	Seven Hills Realty Trust	10,549	89
*	ECB Bancorp Inc.	4,444	89
*	Security National Financial Corp. Class A	9,032	88
	CF Bankshares Inc.	2,654	87
*	Finwise Bancorp	5,992	87
*	AlTi Global Inc.	23,697	86
	CB Financial Services Inc.	2,171	82
*	BV Financial Inc.	3,801	81
	Medallion Financial Corp.	7,764	79
*,1	Bakkt Inc. Class A	10,097	79
*	Hoyne Bancorp Inc.	4,559	76
	Westwood Holdings Group Inc.	3,791	73
*	loanDepot Inc. Class A	57,100	71
	Finward Bancorp	1,917	71
*	Selectquote Inc.	83,731	70
*	GCT Semiconductor Holding Inc.	23,636	70
	Landmark Bancorp Inc.	2,243	69
	SR Bancorp Inc.	3,379	67
*	Chain Bridge Bancorp Inc. Class A	1,593	67
	Nexpoint Real Estate Finance Inc.	4,112	64
	Rithm Property Trust Inc.	4,348	63
	Richmond Mutual Bancorp Inc.	3,925	62
*	Patriot National Bancorp Inc.	59,877	57
	Provident Financial Holdings Inc.	3,235	56
*	ACRES Commercial Realty Corp.	3,155	56
*	First Northwest Bancorp	5,015	54
*	Sui Group Holdings Ltd.	46,615	54
*	Consumer Portfolio Services Inc.	5,489	53
*	NI Holdings Inc.	3,369	53
*	Affinity Bancshares Inc.	2,336	53
	Bank of the James Financial Group Inc.	2,016	51
	First Guaranty Bancshares Inc.	4,784	48
*	Rhinebeck Bancorp Inc.	2,765	48
	Union Bankshares Inc.	1,877	46
	Cherry Hill Mortgage Investment Corp.	19,127	44
	First US Bancshares Inc.	2,678	44
*	First Seacoast Bancorp	2,517	42
*	Kestrel Group Ltd.	4,521	41
	Sunrise Realty Trust Inc.	5,063	40
	Silvercrest Asset Management Group Inc. Class A	3,725	38
*,1	Gemini Space Station Inc. Class A	8,663	37
	Mount Logan Capital Inc.	10,619	37
	Granite Point Mortgage Trust Inc.	22,769	34
*	NSTS Bancorp Inc.	2,489	34
*	Central Plains Bancshares Inc.	1,731	33
*	Broadway Financial Corp.	3,210	31

Balanced Index Fund
		Shares	Market Value• ($000)
*	Catalyst Bancorp Inc.	1,800	30
*	Winchester Bancorp Inc.	2,273	30
*	First Northern Community Bancorp	1,632	29
	Hennessy Advisors Inc.	2,785	28
*,1	DeFi Development Corp.	9,500	28
*	AtlasClear Holdings Inc.	139,159	27
*	Lincoln International Inc. Class A	1,120	27
	Manhattan Bridge Capital Inc.	5,734	26
*	Marathon Bancorp Inc.	1,687	26
*	Bogota Financial Corp.	2,762	25
*	Fifth District Bancorp Inc.	1,513	25
	Sachem Capital Corp.	25,808	24
*	Heritage Global Inc.	19,685	24
*	FG Nexus Inc.	4,582	24
	Riverview Bancorp Inc.	4,181	23
*	NeuroOne Medical Technologies Corp.	7,716	23
*	eHealth Inc.	15,071	22
*	Hyperscale Data Inc.	159,528	22
*	Exodus Movement Inc. Class A	4,139	21
*	Summit State Bank	1,135	15
*	OptimumBank Holdings Inc.	2,538	15
	Sound Financial Bancorp Inc.	288	12
*,1	Forbright Inc. Class A	488	9
	Lument Finance Trust Inc.	7,301	7
	US Global Investors Inc. Class A	1,364	4
*,2	Sterling Bancorp Inc.	12,013	—
			3,871,132
Health Care (5.6%)
	Eli Lilly & Co.	457,664	548,936
	Johnson & Johnson	1,302,076	330,688
	AbbVie Inc.	956,424	240,675
	UnitedHealth Group Inc.	490,373	203,814
	Merck & Co. Inc.	1,336,954	171,799
	Amgen Inc.	292,012	105,743
	Thermo Fisher Scientific Inc.	200,523	100,534
	Abbott Laboratories	939,253	85,228
	Gilead Sciences Inc.	672,298	84,938
*	Intuitive Surgical Inc.	191,240	76,052
	Pfizer Inc.	3,082,525	74,227
*	Vertex Pharmaceuticals Inc.	137,957	68,527
	Danaher Corp.	344,122	65,548
	Bristol-Myers Squibb Co.	1,104,186	63,623
	Stryker Corp.	186,197	58,622
	Medtronic plc	691,401	54,088
	Elevance Health Inc.	116,568	45,080
	Cigna Group	142,906	39,396
	Regeneron Pharmaceuticals Inc.	55,884	34,846
*	Boston Scientific Corp.	804,316	34,328
	HCA Healthcare Inc.	83,684	32,628
*	Edwards Lifesciences Corp.	311,855	28,210
	Humana Inc.	64,904	25,781
	Becton Dickinson & Co.	148,274	22,438
*	IDEXX Laboratories Inc.	42,337	22,288
*	Alnylam Pharmaceuticals Inc.	71,958	21,662
	Agilent Technologies Inc.	153,178	20,347
*	Revolution Medicines Inc.	108,204	20,264
*	Natera Inc.	73,596	19,978
*	Waters Corp.	53,167	19,940
*	IQVIA Holdings Inc.	90,518	17,490
*	Biogen Inc.	79,605	17,199
*	Centene Corp.	266,711	17,120
	GE HealthCare Technologies Inc.	243,827	15,607
	ResMed Inc.	78,055	15,211
	Zoetis Inc.	205,582	14,773
*	Veeva Systems Inc. Class A	80,034	14,204
*	Dexcom Inc.	208,639	14,052
	West Pharmaceutical Services Inc.	38,289	13,746
*	Illumina Inc.	77,700	13,662
*,1	Moderna Inc.	192,796	13,502

Balanced Index Fund
		Shares	Market Value• ($000)
	Quest Diagnostics Inc.	59,628	12,638
*	United Therapeutics Corp.	23,240	12,592
	Labcorp Holdings Inc.	44,609	12,491
*	Insmed Inc.	116,936	12,468
	STERIS plc	53,123	11,186
*	Incyte Corp.	91,691	10,394
*	Guardant Health Inc.	67,674	10,153
	Viatris Inc.	625,194	9,928
*	Roivant Sciences Ltd.	275,142	9,737
*	Neurocrine Biosciences Inc.	54,381	9,165
	Zimmer Biomet Holdings Inc.	104,061	8,959
*	Tenet Healthcare Corp.	47,036	8,799
*	Medline Inc. Class A	211,716	8,350
*	Jazz Pharmaceuticals plc	31,799	7,663
*	Cooper Cos. Inc.	105,645	7,576
*	Bridgebio Pharma Inc.	94,738	7,056
*	Exelixis Inc.	128,066	6,968
*	Ionis Pharmaceuticals Inc.	85,037	6,743
	Revvity Inc.	60,550	6,737
*	Elanco Animal Health Inc.	269,584	6,634
*	Medpace Holdings Inc.	12,238	6,481
*	Molina Healthcare Inc.	27,979	6,399
*	Penumbra Inc.	19,730	6,230
*	Align Technology Inc.	36,906	6,225
*	Cytokinetics Inc.	72,936	6,213
*	BrightSpring Health Services Inc.	88,756	6,190
*	Solventum Corp.	79,805	6,157
*	Charles River Laboratories International Inc.	26,533	6,017
	Bio-Techne Corp.	84,815	5,992
*	BioMarin Pharmaceutical Inc.	104,249	5,965
	Baxter International Inc.	278,947	5,947
*	Arrowhead Pharmaceuticals Inc.	72,158	5,882
*	Insulet Corp.	38,015	5,788
*	Axsome Therapeutics Inc.	23,550	5,764
*	Krystal Biotech Inc.	15,142	5,628
	Encompass Health Corp.	53,856	5,444
*	Madrigal Pharmaceuticals Inc.	9,955	5,345
	Ensign Group Inc.	31,531	5,054
*	Praxis Precision Medicines Inc.	15,091	5,052
*	Halozyme Therapeutics Inc.	63,985	5,008
*	Globus Medical Inc. Class A	61,038	4,823
*	Alkermes plc	90,263	4,729
*	Vaxcyte Inc.	78,039	4,536
*	Henry Schein Inc.	52,791	4,409
*	Corcept Therapeutics Inc.	49,084	4,268
*	Protagonist Therapeutics Inc.	34,622	4,244
*	TG Therapeutics Inc.	76,453	4,200
*	Glaukos Corp.	29,962	4,187
*	Apogee Therapeutics Inc.	31,498	4,181
*	Rhythm Pharmaceuticals Inc.	37,025	4,111
*	Kymera Therapeutics Inc.	35,453	4,065
*	DaVita Inc.	17,951	3,994
*	Repligen Corp.	29,006	3,958
	Universal Health Services Inc. Class B	26,622	3,958
*,1	Hims & Hers Health Inc.	113,390	3,931
*	HealthEquity Inc.	43,453	3,925
*	Lantheus Holdings Inc.	35,070	3,891
*	Spyre Therapeutics Inc.	41,738	3,705
*	Nuvalent Inc. Class A	29,774	3,677
*	Avantor Inc.	369,595	3,659
*	PTC Therapeutics Inc.	44,855	3,659
*	Tempus AI Inc. Class A	61,261	3,549
	Bruker Corp.	57,652	3,469
	Chemed Corp.	7,284	3,392
*	Mirum Pharmaceuticals Inc.	28,520	3,339
*	Cogent Biosciences Inc.	84,418	3,267
*	Twist Bioscience Corp.	31,651	3,256
*	Ligand Pharmaceuticals Inc.	10,165	3,213
*	Liquidia Corp.	39,500	3,149
*	Scholar Rock Holding Corp.	55,729	3,065

Balanced Index Fund
		Shares	Market Value• ($000)
	Teleflex Inc.	23,949	3,036
*,1	Bio-Rad Laboratories Inc. Class A	10,075	2,958
*	Travere Therapeutics Inc.	50,046	2,843
*	Oruka Therapeutics Inc.	29,232	2,782
*	Indivior Pharmaceuticals Inc.	67,421	2,766
*	CG oncology Inc.	37,852	2,689
*	Dianthus Therapeutics Inc.	26,956	2,628
*	Erasca Inc.	142,730	2,615
*	Sotera Health Co.	146,760	2,605
*	Veracyte Inc.	43,059	2,529
*	10X Genomics Inc. Class A	63,049	2,417
*	Hinge Health Inc. Class A	28,799	2,390
*	Celcuity Inc.	22,812	2,387
*	Alignment Healthcare Inc.	99,895	2,378
*	Tango Therapeutics Inc.	74,992	2,344
*,1	Envista Holdings Corp.	88,550	2,333
*	RadNet Inc.	37,771	2,329
*	Viking Therapeutics Inc.	59,565	2,324
*	Merit Medical Systems Inc.	31,872	2,210
*	Relay Therapeutics Inc.	115,928	2,169
*	Crinetics Pharmaceuticals Inc.	56,835	2,127
*	IRhythm Holdings Inc.	17,466	2,078
*	Edgewise Therapeutics Inc.	49,448	2,009
*	Brookdale Senior Living Inc.	122,643	1,973
*	Catalyst Pharmaceuticals Inc.	62,776	1,973
*	ICU Medical Inc.	13,397	1,964
	Organon & Co.	141,321	1,913
*	Ideaya Biosciences Inc.	50,757	1,892
*	Haemonetics Corp.	25,063	1,880
*	Denali Therapeutics Inc.	73,062	1,879
	Concentra Group Holdings Parent Inc.	62,673	1,865
*	Beam Therapeutics Inc.	53,092	1,822
*	Option Care Health Inc.	84,882	1,780
*	Dyne Therapeutics Inc.	79,361	1,763
*	ACADIA Pharmaceuticals Inc.	69,162	1,750
*	Integer Holdings Corp.	18,576	1,736
*	Adaptive Biotechnologies Corp.	79,910	1,714
*,1	ImmunityBio Inc.	195,454	1,711
*	Immunovant Inc.	44,187	1,703
*	Ultragenyx Pharmaceutical Inc.	49,972	1,669
*	Warby Parker Inc. Class A	54,998	1,669
*	Enliven Therapeutics Inc.	32,188	1,634
*	Amneal Pharmaceuticals Inc.	93,914	1,626
*	Arcutis Biotherapeutics Inc.	60,444	1,585
*	Celldex Therapeutics Inc.	41,859	1,558
*	Privia Health Group Inc.	59,866	1,540
*	Arcus Biosciences Inc.	47,573	1,467
*	Acadia Healthcare Co. Inc.	49,514	1,462
*	Alumis Inc.	51,228	1,442
*	Doximity Inc. Class A	69,404	1,439
*	Kiniksa Pharmaceuticals International plc Class A	22,398	1,432
	National HealthCare Corp.	6,746	1,426
*,1	SELLAS Life Sciences Group Inc.	95,502	1,410
*	Vera Therapeutics Inc. Class A	32,771	1,406
*	Tarsus Pharmaceuticals Inc.	21,934	1,381
*	Supernus Pharmaceuticals Inc.	29,609	1,377
*	BioCryst Pharmaceuticals Inc.	136,293	1,363
*	GRAIL Inc.	19,915	1,360
*	Nurix Therapeutics Inc.	55,798	1,354
*	Billiontoone Inc. Class A	11,268	1,352
*	VeraDermics Inc.	10,549	1,297
*	Axogen Inc.	27,853	1,287
*	Trevi Therapeutics Inc.	68,554	1,279
*	Waystar Holding Corp.	62,242	1,278
*	Intellia Therapeutics Inc.	73,214	1,239
*	Nektar Therapeutics	17,636	1,231
*	Vericel Corp.	27,497	1,223
*	Prestige Consumer Healthcare Inc.	25,651	1,213
*	LifeStance Health Group Inc.	113,170	1,212
*	Disc Medicine Inc.	16,549	1,210

Balanced Index Fund
		Shares	Market Value• ($000)
*	Caris Life Sciences Inc.	67,621	1,205
*	Progyny Inc.	41,292	1,190
*	Agios Pharmaceuticals Inc.	31,859	1,182
*	TransMedics Group Inc.	17,683	1,175
	DENTSPLY SIRONA Inc.	108,314	1,149
*	Clover Health Investments Corp. Class A	219,091	1,148
*	Immunome Inc.	54,107	1,147
*	Pediatrix Medical Group Inc.	44,470	1,126
*	Ocular Therapeutix Inc.	112,293	1,103
*	HeartFlow Inc.	37,366	1,096
	LeMaitre Vascular Inc.	11,219	1,077
*	MBX Biosciences Inc.	19,276	1,064
*	Taysha Gene Therapies Inc.	155,626	1,060
*	Neogen Corp.	117,794	1,059
*	UFP Technologies Inc.	3,970	1,053
*	Syndax Pharmaceuticals Inc.	47,856	1,046
*	Viridian Therapeutics Inc.	56,889	1,045
*	NeoGenomics Inc.	70,458	1,028
*	ADMA Biologics Inc.	121,898	1,020
*,1	Recursion Pharmaceuticals Inc. Class A	269,201	988
*	Stoke Therapeutics Inc.	29,942	980
*	Monte Rosa Therapeutics Inc.	40,400	978
*	Astrana Health Inc.	21,058	977
*	Sarepta Therapeutics Inc.	54,317	976
*	Omnicell Inc.	23,365	970
*	Harmony Biosciences Holdings Inc.	26,629	970
*	Amylyx Pharmaceuticals Inc.	53,798	966
*	Addus HomeCare Corp.	9,558	960
*	CorVel Corp.	15,231	952
*	Palvella Therapeutics Inc.	6,227	952
*	Healthcare Services Group Inc.	37,873	930
*	Summit Therapeutics Inc.	63,052	919
*	PACS Group Inc.	21,253	906
*	Novocure Ltd.	58,794	891
*	Iovance Biotherapeutics Inc.	214,175	891
*	Fortrea Holdings Inc.	50,609	881
*	Innoviva Inc.	38,021	863
*	ANI Pharmaceuticals Inc.	10,368	858
*	Butterfly Network Inc. Class A	101,386	854
*	Absci Corp.	73,569	853
*	Nuvation Bio Inc. Class A	149,092	847
*	Kodiak Sciences Inc.	21,592	841
*	Novavax Inc.	88,453	833
*	AtaiBeckley Inc.	157,534	830
*	Mineralys Therapeutics Inc.	30,529	824
*	Teladoc Health Inc.	96,783	821
	Perrigo Co. plc	74,713	776
*	AnaptysBio Inc.	11,137	752
*	CareDx Inc.	26,378	752
*	Bicara Therapeutics Inc.	24,800	736
*	Vir Biotechnology Inc.	72,144	735
*	Zymeworks Inc.	27,816	727
*	Harrow Inc.	17,081	725
*	AtriCure Inc.	25,699	719
*	agilon health Inc.	6,662	714
*	Surgery Partners Inc.	42,203	709
*	GeneDx Holdings Corp. Class A	10,312	708
*	BioLife Solutions Inc.	24,882	703
*	Inspire Medical Systems Inc.	15,702	700
*	Rapport Therapeutics Inc.	16,801	700
*	ArriVent Biopharma Inc.	19,874	690
*	Xeris Biopharma Holdings Inc.	86,094	682
*	AMN Healthcare Services Inc.	20,969	679
*	MannKind Corp.	158,671	676
*	Procept Biorobotics Corp.	29,082	657
*	Sionna Therapeutics Inc.	14,944	657
*	Xencor Inc.	40,742	656
*	Pennant Group Inc.	17,721	655
*	Savara Inc.	104,992	647
*	QuidelOrtho Corp.	36,889	646

Balanced Index Fund
		Shares	Market Value• ($000)
*	Omada Health Inc.	29,423	646
*	EyePoint Inc.	45,079	645
*,1	Jade Biosciences Inc.	29,049	645
*	Integra LifeSciences Holdings Corp.	35,487	637
*	Enovis Corp.	30,745	636
*	Ardelyx Inc.	124,297	634
*	Capricor Therapeutics Inc.	25,820	622
*	Maze Therapeutics Inc.	20,760	619
*	Inhibrx Biosciences Inc.	6,317	599
*	AdaptHealth Corp. Class A	57,192	596
*	Avanos Medical Inc.	23,925	595
*	Collegium Pharmaceutical Inc.	16,396	594
*	Cullinan Therapeutics Inc.	32,552	593
*	Azenta Inc.	22,449	573
*	Corvus Pharmaceuticals Inc.	38,347	573
	US Physical Therapy Inc.	8,252	567
*	Tandem Diabetes Care Inc.	37,058	559
*	Artivion Inc.	24,232	544
	CONMED Corp.	16,564	542
*	Sonida Senior Living Inc.	13,053	533
*	Septerna Inc.	15,893	532
*	Pacira BioSciences Inc.	20,897	530
*	STAAR Surgical Co.	18,332	526
*	Alphatec Holdings Inc.	60,552	524
*,1	Parabilis Medicines Inc.	19,082	522
*	Olema Pharmaceuticals Inc.	41,059	514
*	ORIC Pharmaceuticals Inc.	46,333	502
*	Kura Oncology Inc.	45,570	500
*	Precigen Inc.	87,589	499
*	Tyra Biosciences Inc.	15,623	499
*	Personalis Inc.	36,891	494
*	Avalo Therapeutics Inc.	25,784	476
*,1	Hemab Therapeutics Holdings Inc.	12,522	460
*	Nutex Health Inc.	2,669	456
*	Zevra Therapeutics Inc.	31,625	453
	iRadimed Corp.	4,576	437
*	BioAge Labs Inc.	17,764	435
*	Geron Corp.	337,814	432
*	Kailera Therapeutics Inc.	19,511	430
*	Aveanna Healthcare Holdings Inc.	50,082	429
*	Annexon Inc.	74,560	426
*	Alto Neuroscience Inc.	15,874	419
*	Certara Inc.	63,579	416
*	Arbutus Biopharma Corp.	86,482	415
*	Kestra Medical Technologies Ltd.	16,181	412
*	Solid Biosciences Inc.	40,481	404
*	CytomX Therapeutics Inc.	107,340	403
*	Esperion Therapeutics Inc.	127,626	403
*	Zenas Biopharma Inc.	15,802	401
*	Maravai LifeSciences Holdings Inc. Class A	62,539	390
*	Eton Pharmaceuticals Inc.	10,744	389
*	SI-BONE Inc.	23,538	384
*	Vor BioPharma Inc.	20,511	378
*	Replimune Group Inc.	33,883	375
*	Theravance Biopharma Inc.	21,997	374
*	Phathom Pharmaceuticals Inc.	34,419	373
*	Amphastar Pharmaceuticals Inc.	18,316	370
*	4D Molecular Therapeutics Inc.	27,620	367
*	Rigel Pharmaceuticals Inc.	9,197	360
	HealthStream Inc.	13,147	358
*	Candel Therapeutics Inc.	34,360	354
	Phibro Animal Health Corp. Class A	11,182	351
*	Aclaris Therapeutics Inc.	65,887	349
*	Aura Biosciences Inc.	48,316	343
*	Talkspace Inc.	65,383	340
*	Tactile Systems Technology Inc.	11,372	339
*	Beta Bionics Inc.	21,654	339
*	Castle Biosciences Inc.	14,175	338
*,1	Omeros Corp.	35,318	336
*	LB Pharmaceuticals Inc.	10,196	331

Balanced Index Fund
		Shares	Market Value• ($000)
*	Sana Biotechnology Inc.	94,454	330
*	Aktis Oncology Inc.	10,238	330
*	Phreesia Inc.	31,986	329
*	Janux Therapeutics Inc.	21,417	329
*	Ironwood Pharmaceuticals Inc. Class A	77,833	328
*	Evolent Health Inc. Class A	57,710	313
*	Allogene Therapeutics Inc.	149,004	310
*,1	CorMedix Inc.	39,264	308
*	Altimmune Inc.	99,551	303
*	First Tracks Biotherapeutics Inc.	15,012	302
*	REGENXBIO Inc.	25,100	301
*	MapLight Therapeutics Inc.	8,330	299
*	Lexicon Pharmaceuticals Inc.	122,411	294
*	Relmada Therapeutics Inc.	42,348	293
*	Cerus Corp.	99,442	290
*	Ceribell Inc.	14,824	288
*	XOMA Royalty Corp.	6,649	283
*	Shattuck Labs Inc.	40,439	281
*	Sutro Biopharma Inc.	8,468	281
*	Arvinas Inc.	33,180	276
*	Contineum Therapeutics Inc. Class A	16,648	273
*	Editas Medicine Inc.	83,985	272
*	ClearPoint Neuro Inc.	15,176	271
*	Cytek Biosciences Inc.	59,537	264
*	Myriad Genetics Inc.	45,757	261
*	AngioDynamics Inc.	20,026	261
*	Pacific Biosciences of California Inc.	155,563	261
*	Ginkgo Bioworks Holdings Inc. Class A	26,211	260
*,1	Pulse Biosciences Inc.	9,240	256
*,1	Ocugen Inc.	166,880	255
*	Climb Bio Inc.	19,079	249
*	OPKO Health Inc.	165,057	248
*	Design Therapeutics Inc.	17,141	248
*	MiMedx Group Inc.	64,048	247
*	Rezolute Inc.	47,129	245
*,1	Monopar Therapeutics Inc.	2,647	245
*	Varex Imaging Corp.	23,210	242
*,1	ARS Pharmaceuticals Inc.	30,213	242
*	NeuroPace Inc.	15,234	242
*	C4 Therapeutics Inc.	51,583	241
*	Aquestive Therapeutics Inc.	56,746	236
*	Forte Biosciences Inc.	11,032	234
*	Immix Biopharma Inc.	22,585	233
*	Oncology Institute Inc.	42,330	230
*	Emergent BioSolutions Inc.	26,786	224
*	Tectonic Therapeutic Inc.	6,494	223
*	Community Health Systems Inc.	64,983	217
*	Fulgent Genetics Inc.	10,560	217
*,1	Achieve Life Sciences Inc.	33,105	216
*	Enanta Pharmaceuticals Inc.	14,637	213
*	Prime Medicine Inc.	56,458	208
*	Claritev Corp. Class A	6,051	206
*	Nuvectis Pharma Inc.	11,066	203
*	TruBridge Inc.	7,701	202
*	Neurogene Inc.	6,409	202
*,1	Crescent Biopharma Inc.	11,212	202
*	Kyverna Therapeutics Inc.	22,459	200
*	X4 Pharmaceuticals Inc.	42,532	199
*	Perspective Therapeutics Inc.	57,911	197
*	Orthofix Medical Inc.	21,491	196
*	Delcath Systems Inc.	15,583	196
*	Puma Biotechnology Inc.	23,252	189
*	Bioventus Inc. Class A	19,890	188
*	Century Therapeutics Inc.	76,004	186
*	Lexeo Therapeutics Inc.	39,881	186
*	Evolus Inc.	26,552	184
	NRC Health	8,513	184
*	Upstream Bio Inc.	26,407	183
*	Cabaletta Bio Inc.	57,487	179
*	Ovid therapeutics Inc.	66,483	179

Balanced Index Fund
		Shares	Market Value• ($000)
*	Assembly Biosciences Inc.	6,351	175
*,1	Abeona Therapeutics Inc.	27,928	173
*	Vanda Pharmaceuticals Inc.	28,032	172
*	Eledon Pharmaceuticals Inc.	43,564	172
*	Zentalis Pharmaceuticals Inc.	34,483	167
*	Atea Pharmaceuticals Inc.	35,845	167
*	Electromed Inc.	3,905	165
*	OraSure Technologies Inc.	36,693	164
*	GoodRx Holdings Inc. Class A	56,002	161
*	Viemed Healthcare Inc.	14,040	160
*	OrthoPediatrics Corp.	8,291	159
*	Rocket Pharmaceuticals Inc.	46,585	159
*,1	Eikon Therapeutics Inc.	11,999	157
*	Fennec Pharmaceuticals Inc.	14,096	152
*	Compass Therapeutics Inc.	69,505	152
*	Lumexa Imaging Holdings Inc.	13,408	151
*	Sagimet Biosciences Inc. Class A	19,417	150
*,1	Immuneering Corp. Class A	29,577	148
*	Benitec Biopharma Inc.	11,078	148
*	MacroGenics Inc.	31,781	147
*,1	SAB Biotherapeutics Inc.	37,595	147
*	Verastem Inc.	37,586	144
*	Akebia Therapeutics Inc.	124,399	142
*	Innovage Holding Corp.	11,876	141
*	Fate Therapeutics Inc.	51,829	140
*	Fulcrum Therapeutics Inc.	38,030	139
*	908 Devices Inc.	15,777	137
*	Accendra Health Inc.	39,297	134
*	ALX Oncology Holdings Inc.	63,652	132
*	Opus Genetics Inc.	32,083	132
*	Lyell Immunopharma Inc.	9,320	131
*	Senseonics Holdings Inc.	22,888	130
*	Minerva Neurosciences Inc.	23,025	128
*	Inhibikase Therapeutics Inc.	63,298	128
*	Anavex Life Sciences Corp.	48,976	127
	Utah Medical Products Inc.	1,832	126
*,1	Galectin Therapeutics Inc.	26,902	125
*,1	CapsoVision Inc.	16,307	124
*	Lineage Cell Therapeutics Inc.	92,474	121
*	Larimar Therapeutics Inc.	39,310	120
*	SpyGlass Pharma Inc.	5,404	120
*	Invivyd Inc.	136,616	119
*	Orchestra BioMed Holdings Inc.	26,906	116
*	Standard BioTools Inc.	140,345	115
*	Avalyn Pharma Inc.	3,505	115
*	Shoulder Innovations Inc.	5,590	113
*	RxSight Inc.	23,261	112
*	Entrada Therapeutics Inc.	15,027	111
*	Atrium Therapeutics Inc.	8,159	110
*	Protara Therapeutics Inc.	28,387	108
*	Ardent Health Inc.	11,012	108
*	Anika Therapeutics Inc.	7,261	106
*	Quanterix Corp.	24,560	106
*	Alector Inc.	52,271	105
*	Codexis Inc.	46,017	104
*	Keros Therapeutics Inc.	9,722	104
*,1	Humacyte Inc.	131,718	103
*	Voyager Therapeutics Inc.	28,463	100
*	Prelude Therapeutics Inc.	18,834	100
*	Tonix Pharmaceuticals Holding Corp.	7,807	100
*,1	Karyopharm Therapeutics Inc.	10,021	98
*	Foghorn Therapeutics Inc.	19,962	97
*	Apyx Medical Corp.	21,359	96
*	Sight Sciences Inc.	17,683	96
*	TriSalus Life Sciences Inc.	21,096	96
*	Immunic Inc.	6,232	96
*	Neumora Therapeutics Inc.	56,036	95
*	Precision BioSciences Inc.	12,004	94
*	Arcturus Therapeutics Holdings Inc.	13,879	93
*	OmniAb Inc.	37,796	93

Balanced Index Fund
		Shares	Market Value• ($000)
*	Coherus Oncology Inc.	65,031	91
*	Surrozen Inc.	3,495	91
*	InfuSystem Holdings Inc.	9,247	89
*	Caribou Biosciences Inc.	50,567	89
*	NRX Therapeutics Inc.	21,717	89
*	Niagen Bioscience Inc.	27,560	88
	Embecta Corp.	26,654	87
*	Evommune Inc.	6,464	86
*	Inogen Inc.	13,218	85
*	CAMP4 Therapeutics Corp.	19,471	85
*	Organogenesis Holdings Inc. Class A	34,656	84
*	Lifecore Biomedical Inc.	15,366	81
*	Pyxis Oncology Inc.	26,866	81
*	Equillium Inc.	24,987	80
*,1	LENZ Therapeutics Inc.	14,079	80
*	Biodesix Inc.	3,533	80
*,1	Greenwich Lifesciences Inc.	3,380	79
*,1	Avita Medical Inc.	18,756	77
*	KORU Medical Systems Inc.	18,124	76
*	Nkarta Inc.	27,022	76
*	LifeMD Inc.	18,519	76
*	Generate Biomedicines Inc.	4,506	76
*	Aldeyra Therapeutics Inc.	34,700	74
*,1	Quantum-Si Inc.	83,559	74
*,1	Journey Medical Corp.	10,418	74
*	Tenax Therapeutics Inc.	5,076	74
*,1	Spruce Biosciences Inc.	1,345	73
	SIGA Technologies Inc.	19,821	72
*	Corbus Pharmaceuticals Holdings Inc.	7,635	72
*	Gyre Therapeutics Inc.	10,904	72
*	Turn Therapeutics Inc.	9,897	72
*	Health Catalyst Inc.	35,869	71
*	CVRx Inc.	13,772	71
*	Stereotaxis Inc.	40,691	70
*,1	TuHURA Biosciences Inc.	29,949	70
*	Nautilus Biotechnology Inc.	36,763	69
*,1	Polaryx Therapeutics Inc.	25,969	69
*	Pro-Dex Inc.	1,148	67
*	Hyperfine Inc. Class A	49,514	67
*	American Well Corp. Class A	7,228	66
*	Treace Medical Concepts Inc.	15,964	64
*	Whitehawk Therapeutics Inc.	13,990	64
*	Coya Therapeutics Inc.	10,902	64
*,1	Microbot Medical Inc.	32,414	63
*	Korro Bio Inc.	4,762	63
*	Joint Corp.	7,059	62
*	Tenaya Therapeutics Inc.	83,260	62
*	AN2 Therapeutics Inc.	12,793	62
*	Owlet Inc. Class A	10,791	62
*	Agenus Inc.	20,381	62
*	Alamar Biosciences Inc.	2,274	62
*	Rafael Holdings Inc. Class B	18,676	61
*	Odyssey Therapeutics Inc.	3,243	61
*	Lucid Diagnostics Inc.	56,088	60
*	Seer Inc. Class A	34,803	58
*	MaxCyte Inc.	46,791	58
*	Fractyl Health Inc.	71,631	57
*	Q32 Bio Inc.	4,485	57
*	GMR Solutions Inc. Class A	3,665	57
*	Alpha Teknova Inc.	9,892	56
*	Biomea Fusion Inc.	37,201	55
*,1	Cue Biopharma Inc.	1,724	54
*	Spero Therapeutics Inc.	24,176	53
*	Unicycive Therapeutics Inc.	11,337	53
*	Outset Medical Inc.	12,023	52
*,1	Seaport Therapeutics Inc.	2,416	52
*	Aardvark Therapeutics Inc.	8,867	51
*	Anixa Biosciences Inc.	17,968	50
*	Black Diamond Therapeutics Inc.	27,000	50
*	Inovio Pharmaceuticals Inc.	45,128	50

Balanced Index Fund
		Shares	Market Value• ($000)
*	Heron Therapeutics Inc.	115,110	49
*	PepGen Inc.	26,673	48
*	Cartesian Therapeutics Inc.	4,577	48
*	Armata Pharmaceuticals Inc.	7,181	47
*	Insight Molecular Diagnostics Inc.	7,927	47
*	Outlook Therapeutics Inc.	29,620	47
*	SANUWAVE Health Inc.	4,706	47
*	OptimizeRx Corp.	8,106	46
*,1	Cardiff Oncology Inc.	35,418	46
*	CareCloud Inc.	21,768	46
*,1	Mobia Medical Inc.	3,446	46
*	Cognition Therapeutics Inc.	38,785	45
*	Rein Therapeutics Inc.	43,368	45
*	Sanara Medtech Inc.	1,854	44
*	Streamex Corp.	51,930	44
*	Boundless Bio Inc.	17,731	44
*	Acumen Pharmaceuticals Inc.	15,751	42
*	OnKure Therapeutics Inc. Class A	9,269	42
*	LENSAR Inc.	7,146	41
*	MAIA Biotechnology Inc.	28,588	41
*	Annovis Bio Inc.	20,994	39
*	Artiva Biotherapeutics Inc.	3,985	39
*	Kardigan Inc.	1,615	39
*,1	Rani Therapeutics Holdings Inc. Class A	49,891	38
*	Exagen Inc.	7,858	37
*	PMV Pharmaceuticals Inc.	27,547	37
*	BridgeBio Oncology Therapeutics Inc. Class A	4,825	37
*	Rallybio Corp.	2,289	37
*	Pliant Therapeutics Inc.	31,889	36
*	iBio Inc.	20,661	36
*	Sensus Healthcare Inc.	11,601	35
*	Seres Therapeutics Inc.	4,386	35
*,1	Neuronetics Inc.	26,296	34
*	aTyr Pharma Inc.	56,767	34
*	Inmune Bio Inc.	20,161	33
*	Pelthos Therapeutics Inc.	1,180	33
*	LeonaBio Inc.	3,596	33
*	Cumberland Pharmaceuticals Inc.	4,945	32
*	Atara Biotherapeutics Inc.	2,799	32
*	Fortress Biotech Inc.	10,255	31
*	Cingulate Inc.	5,676	31
*	Acrivon Therapeutics Inc.	16,892	30
*	Neuraxis Inc.	4,169	30
*	Carlsmed Inc.	2,883	30
*	ImmuCell Corp.	2,901	29
*	Filana Therapeutics Inc.	24,525	29
*	RenovoRx Inc.	29,628	29
*	vTv Therapeutics Inc. Class A	775	29
*	Scilex Holding Co.	3,747	29
*	NanoViricides Inc.	20,492	28
*,1	Elicio Therapeutics Inc.	6,575	26
*	Grace Therapeutics Inc.	11,364	26
*	Kyntra Bio Inc.	3,506	26
*	Veru Inc.	8,334	26
*	Gossamer Bio Inc.	154,416	25
*	Pulmonx Corp.	19,080	25
*	Rapid Micro Biosystems Inc. Class A	14,205	25
*	DocGo Inc.	49,317	25
*	HeartBeam Inc.	32,990	25
	Dominari Holdings Inc.	7,911	25
*	Metagenomi Therapeutics Inc.	20,833	25
*	Telomir Pharmaceuticals Inc.	19,841	25
*	SkyAI Inc.	22,321	25
*	Harvard Bioscience Inc.	4,112	25
*	QT Imaging Holdings Inc.	6,188	25
*	Context Therapeutics Inc.	42,444	24
*	Lisata Therapeutics Inc.	7,022	24
*	Instil Bio Inc.	3,157	24
*	Spectral AI Inc.	13,736	24
*	Kalaris Therapeutics Inc.	6,002	24

Balanced Index Fund
		Shares	Market Value• ($000)
*	SCYNEXIS Inc.	5,910	24
*	PDS Biotechnology Corp.	25,695	23
*	Myomo Inc.	21,739	23
*	Canton Strategic Holdings Inc.	8,091	23
*	Tela Bio Inc.	29,070	22
*	Sera Prognostics Inc. Class A	11,848	22
*	Biote Corp. Class A	11,440	22
*	ElectroCore Inc.	2,537	22
*	Precision Optics Corp. Inc.	4,326	22
*	Lantern Pharma Inc.	4,832	20
*	Accuray Inc.	73,249	19
*	TScan Therapeutics Inc.	19,320	19
*	Cypherpunk Technologies Inc.	31,646	19
*	ImageneBio Inc.	3,280	19
*	Clene Inc.	2,986	18
*	Dare Bioscience Inc.	8,006	17
*	Vivani Medical Inc.	13,244	16
*	Eloxx Pharmaceuticals Inc.	1,036	14
*	Champions Oncology Inc.	2,080	13
*	CytoSorbents Corp.	35,641	13
*	Atossa Therapeutics Inc.	6,539	13
*	Skye Bioscience Inc.	17,072	12
*	Jasper Therapeutics Inc.	26,598	11
*	Park Dental Partners Inc.	518	11
*	Adicet Bio Inc.	786	7
*	Xilio Therapeutics Inc.	471	5
*	Actinium Pharmaceuticals Inc.	4,376	4
*	Precipio Inc.	86	2
*	Mira Pharmaceuticals Inc.	2,214	2
*	MiNK Therapeutics Inc.	208	2
*	Verrica Pharmaceuticals Inc.	262	2
*	Neonc Technologies Holdings Inc.	542	2
*	Semnur Pharmaceuticals Inc.	2,220	1
			3,564,376
Industrials (7.7%)
	Visa Inc. Class A	894,795	306,995
	Caterpillar Inc.	248,585	264,718
	Mastercard Inc. Class A	424,527	218,037
	GE Aerospace	563,297	210,521
	GE Vernova Inc.	145,005	170,361
	RTX Corp.	726,203	137,783
	American Express Co.	294,788	99,712
*	Boeing Co.	425,882	92,191
	Eaton Corp. plc	209,393	89,227
	Deere & Co.	138,449	87,822
	Union Pacific Corp.	320,543	87,188
	Capital One Financial Corp.	336,221	67,453
	Parker-Hannifin Corp.	68,096	66,606
	Lockheed Martin Corp.	124,247	63,299
	Trane Technologies plc	119,155	58,524
	Quanta Services Inc.	81,126	58,414
	Howmet Aerospace Inc.	216,433	58,190
	Cummins Inc.	74,630	53,227
	General Dynamics Corp.	138,153	48,939
	Johnson Controls International plc	329,031	48,075
	Automatic Data Processing Inc.	214,540	48,046
	CSX Corp.	1,004,186	47,729
	3M Co.	282,021	45,662
*	Bloom Energy Corp. Class A	145,567	44,063
	Emerson Electric Co.	302,992	43,373
	Sherwin-Williams Co.	125,954	43,368
	United Parcel Service Inc. Class B	403,378	43,363
	Accenture plc Class A	330,667	41,148
	TransDigm Group Inc.	30,147	40,157
	Illinois Tool Works Inc.	144,822	39,170
	Northrop Grumman Corp.	76,575	39,000
	CRH plc	362,108	38,746
	United Rentals Inc.	33,919	38,427
	Honeywell International Inc.	171,422	38,381

Balanced Index Fund
		Shares	Market Value• ($000)
	Norfolk Southern Corp.	121,688	38,282
*	Honeywell Aerospace Inc.	171,422	37,898
	Comfort Systems USA Inc.	19,009	37,675
	FedEx Corp.	116,367	36,438
	PACCAR Inc.	285,068	34,242
	WW Grainger Inc.	24,089	32,771
*	Keysight Technologies Inc.	92,452	32,365
*	Rocket Lab Corp.	313,436	31,861
	Carrier Global Corp.	426,963	31,318
	Cintas Corp.	182,422	31,026
	Rockwell Automation Inc.	60,323	29,865
	AMETEK Inc.	123,387	29,852
	L3Harris Technologies Inc.	101,160	29,396
	Ferguson Enterprises Inc.	104,950	24,908
	Westinghouse Air Brake Technologies Corp.	91,264	24,605
*	Axon Enterprise Inc.	41,409	23,214
	Old Dominion Freight Line Inc.	101,606	22,008
*	Block Inc. Class A	287,589	21,857
	Vulcan Materials Co.	70,355	20,755
	EMCOR Group Inc.	23,938	19,866
	PayPal Holdings Inc.	445,858	19,252
	Martin Marietta Materials Inc.	32,683	18,848
	Ingersoll Rand Inc.	212,201	17,398
	Paychex Inc.	172,703	16,982
[1]	Sunbelt Rentals Holdings Inc.	225,171	16,845
*	Teledyne Technologies Inc.	25,107	16,744
	Dover Corp.	73,068	16,388
	MKS Inc.	36,465	16,220
	Xylem Inc.	128,419	15,180
	Curtiss-Wright Corp.	19,984	15,143
	Hubbell Inc. Class B	28,782	15,059
	FTAI Aviation Ltd.	55,580	15,036
	nVent Electric plc	87,653	14,867
	Otis Worldwide Corp.	205,890	14,742
	PPG Industries Inc.	121,050	14,682
*	ATI Inc.	74,148	14,615
*	MasTec Inc.	34,214	14,235
*	Fair Isaac Corp.	11,859	14,169
*	Mettler-Toledo International Inc.	10,856	13,869
	Synchrony Financial	181,830	13,828
	Woodward Inc.	32,299	13,741
*	Sterling Infrastructure Inc.	15,779	13,244
	Smurfit Westrock plc	283,241	13,103
*	Fiserv Inc.	260,658	12,785
	Verisk Analytics Inc.	70,461	12,650
	HEICO Corp. Class A	48,175	12,425
*	XPO Inc.	60,329	12,385
	JB Hunt Transport Services Inc.	40,982	11,861
*	Affirm Holdings Inc. Class A	142,789	11,644
	Veralto Corp.	130,740	11,594
	Packaging Corp. of America	48,334	11,517
	Expeditors International of Washington Inc.	69,905	11,393
*	Corpay Inc.	33,734	11,243
	Snap-on Inc.	27,572	11,095
	Fidelity National Information Services Inc.	279,266	10,858
	Dow Inc.	394,508	10,794
	CH Robinson Worldwide Inc.	57,190	10,771
	Equifax Inc.	64,107	10,175
	DuPont de Nemours Inc.	73,888	10,022
	Fortive Corp.	163,442	9,985
	Global Payments Inc.	133,607	9,695
	BWX Technologies Inc.	49,568	9,648
	Lennox International Inc.	16,693	9,564
	ITT Inc.	48,001	9,493
*	Generac Holdings Inc.	31,822	9,318
	IDEX Corp.	40,266	9,138
	WESCO International Inc.	26,372	9,110
*	API Group Corp.	210,483	8,914
	Ball Corp.	141,786	8,847
*	Fedex Freight Holding Co. Inc.	58,183	8,786

Balanced Index Fund
		Shares	Market Value• ($000)
	Nordson Corp.	28,721	8,665
	Textron Inc.	94,335	8,653
	Masco Corp.	106,233	8,644
	Regal Rexnord Corp.	36,049	8,587
*	Dycom Industries Inc.	16,011	8,095
	Jacobs Solutions Inc.	63,714	8,028
	Stanley Black & Decker Inc.	83,939	7,900
	Watsco Inc.	18,938	7,892
	Lincoln Electric Holdings Inc.	29,704	7,887
	Carlisle Cos. Inc.	21,687	7,867
	RPM International Inc.	69,346	7,708
*	Modine Manufacturing Co.	28,589	7,634
	TransUnion	104,272	7,522
	Owens Corning	43,557	6,924
	Applied Industrial Technologies Inc.	20,173	6,822
	Pentair plc	88,310	6,770
	Crown Holdings Inc.	59,875	6,695
*	Zebra Technologies Corp. Class A	25,393	6,685
*	SPX Technologies Inc.	27,055	6,633
	Advanced Drainage Systems Inc.	42,064	6,602
	Graco Inc.	87,003	6,578
	Moog Inc. Class A	15,405	6,529
	Cognex Corp.	89,868	6,508
	Knight-Swift Transportation Holdings Inc. Class A	83,516	6,503
*,1	QXO Inc.	376,040	6,498
*	Trimble Inc.	126,682	6,484
	Allegion plc	45,280	6,361
	Acuity Inc.	16,587	6,248
	Littelfuse Inc.	13,622	6,203
*	Saia Inc.	14,447	6,085
*	Aurora Innovation Inc. Class A	890,786	6,075
	Huntington Ingalls Industries Inc.	21,285	5,957
	Crane Co.	26,527	5,917
	Watts Water Technologies Inc. Class A	14,858	5,816
	Valmont Industries Inc.	10,048	5,804
[1]	HEICO Corp.	16,274	5,797
	Argan Inc.	7,170	5,726
	Donaldson Co. Inc.	62,787	5,636
*	TopBuild Corp.	15,252	5,407
	Jack Henry & Associates Inc.	39,026	5,375
	Oshkosh Corp.	33,850	5,195
*	Planet Labs PBC Class A	155,394	5,148
	Flowserve Corp.	69,030	5,119
	Ryder System Inc.	19,363	5,107
*	Vicor Corp.	13,381	5,082
*	Builders FirstSource Inc.	56,617	5,066
	Allison Transmission Holdings Inc.	44,899	5,062
*	Kratos Defense & Security Solutions Inc.	100,354	5,004
	Toro Co.	50,986	4,967
*	Core & Main Inc. Class A	102,348	4,938
	ESCO Technologies Inc.	14,039	4,914
	CNH Industrial NV	437,277	4,911
	AECOM	69,998	4,886
*	Chart Industries Inc.	23,065	4,819
	AAON Inc.	37,724	4,786
	Simpson Manufacturing Co. Inc.	22,421	4,694
	EnerSys	19,892	4,651
*	Everus Construction Group Inc.	27,604	4,581
	Powell Industries Inc.	15,761	4,513
	Ralliant Corp.	60,604	4,462
	Terex Corp.	60,892	4,408
	AptarGroup Inc.	34,745	4,350
	Enpro Inc.	11,503	4,336
	Zurn Elkay Water Solutions Corp.	85,799	4,335
	UL Solutions Inc. Class A	41,859	4,264
*	MYR Group Inc.	8,420	4,213
	Federal Signal Corp.	32,688	4,200
	Tetra Tech Inc.	141,584	4,090
	JBT Marel Corp.	28,093	4,074
*	Fluor Corp.	75,908	3,977

Balanced Index Fund
		Shares	Market Value• ($000)
*	Axalta Coating Systems Ltd.	115,705	3,959
	Booz Allen Hamilton Holding Corp.	65,155	3,953
*	Kirby Corp.	28,999	3,943
*	Middleby Corp.	22,606	3,888
*	Forgent Power Solutions Inc. Class A	69,481	3,881
	Arcosa Inc.	26,649	3,872
*	StandardAero Inc.	129,004	3,859
*	Gates Industrial Corp. plc	137,601	3,849
	Eagle Materials Inc.	16,988	3,822
	Landstar System Inc.	18,445	3,815
	AGCO Corp.	31,790	3,805
	Sensata Technologies Holding plc	78,970	3,770
	Granite Construction Inc.	23,623	3,734
	MSA Safety Inc.	21,046	3,674
	A O Smith Corp.	58,545	3,672
	VSE Corp.	15,760	3,601
*	Mercury Systems Inc.	29,267	3,580
	Armstrong World Industries Inc.	22,278	3,574
*	IES Holdings Inc.	4,860	3,570
	Fortune Brands Innovations Inc.	64,286	3,529
	GATX Corp.	19,215	3,405
*	AeroVironment Inc.	20,335	3,357
*	GXO Logistics Inc.	62,216	3,154
	Esab Corp.	31,299	3,087
	Matson Inc.	15,974	3,071
*	Mohawk Industries Inc.	25,212	3,059
*	Karman Holdings Inc.	60,813	3,036
	Sonoco Products Co.	53,482	3,014
	Brunswick Corp.	35,135	2,960
*	AAR Corp.	20,385	2,914
	MSC Industrial Direct Co. Inc. Class A	24,215	2,880
	Installed Building Products Inc.	12,431	2,857
*	Trex Co. Inc.	57,075	2,856
*,1	Joby Aviation Inc.	314,947	2,809
*	Construction Partners Inc. Class A	23,407	2,780
*	ACI Worldwide Inc.	55,141	2,773
	Primoris Services Corp.	27,856	2,761
	WillScot Holdings Corp.	93,151	2,688
	Louisiana-Pacific Corp.	34,063	2,679
*	WEX Inc.	18,453	2,604
*	CECO Environmental Corp.	28,618	2,597
	Herc Holdings Inc.	18,087	2,593
*	Knife River Corp.	30,729	2,570
	Genpact Ltd.	92,059	2,532
*	Legence Corp. Class A	29,586	2,522
	Belden Inc.	21,026	2,521
	AZZ Inc.	16,010	2,482
	CSW Industrials Inc.	8,908	2,479
*	FTI Consulting Inc.	16,540	2,465
*	RXO Inc.	89,048	2,457
*	Paylocity Holding Corp.	23,352	2,441
	Standex International Corp.	6,572	2,351
	Badger Meter Inc.	15,822	2,348
	Griffon Corp.	23,888	2,330
*	Mirion Technologies Inc. Class A	125,954	2,258
	Silgan Holdings Inc.	48,609	2,255
	Vontier Corp.	76,645	2,223
	Bel Fuse Inc. Class B	6,630	2,208
*	Resideo Technologies Inc.	70,479	2,192
	Mueller Water Products Inc. Class A	84,828	2,191
	Franklin Electric Co. Inc.	20,392	2,186
	Brink's Co.	22,288	2,106
*	Itron Inc.	24,291	2,102
	UniFirst Corp.	7,863	2,079
*	ExlService Holdings Inc.	80,229	2,075
*	Remitly Global Inc.	92,430	2,071
*,1	Ondas Inc.	250,179	2,061
	Brady Corp. Class A	22,464	2,057
	International Seaways Inc.	26,790	2,052
	Otter Tail Corp.	22,745	2,047

Balanced Index Fund
		Shares	Market Value• ($000)
*	GEO Group Inc.	69,048	2,040
	Tutor Perini Corp.	24,304	2,017
	Kadant Inc.	6,390	2,008
	ADT Inc.	308,439	2,005
*	Hayward Holdings Inc.	111,699	1,934
	Korn Ferry	28,262	1,882
*	Loar Holdings Inc.	23,337	1,881
*	OSI Systems Inc.	8,484	1,855
	Leonardo DRS Inc.	43,223	1,844
*	BILL Holdings Inc.	48,313	1,747
*	NCR Atleos Corp.	40,047	1,738
*	Madison Air Solutions Corp. Class A	44,554	1,738
	ArcBest Corp.	12,080	1,734
	HB Fuller Co.	29,461	1,717
	Graphic Packaging Holding Co.	162,290	1,715
*	Archer Aviation Inc. Class A	350,857	1,660
*	Amentum Holdings Inc.	79,340	1,640
*	Versigent plc	38,485	1,617
	McGrath RentCorp	13,343	1,615
*,1	Intuitive Machines Inc. Class A	75,339	1,612
*	Symbotic Inc. Class A	35,788	1,609
	Robert Half Inc.	52,245	1,604
	Helios Technologies Inc.	17,944	1,602
*	Sezzle Inc.	9,236	1,585
	Exponent Inc.	26,921	1,582
	Maximus Inc.	29,364	1,579
	Patrick Industries Inc.	17,076	1,533
*	CoreCivic Inc.	50,383	1,531
	Boise Cascade Co.	19,321	1,500
	Trinity Industries Inc.	43,272	1,496
	GPGI Inc. Class A	94,178	1,493
*	Euronet Worldwide Inc.	19,937	1,459
*,1	Shift4 Payments Inc. Class A	29,895	1,454
	Kennametal Inc.	41,322	1,448
*	Ducommun Inc.	7,727	1,431
*	Astronics Corp.	17,285	1,405
*	Centuri Holdings Inc.	46,388	1,403
	ABM Industries Inc.	31,658	1,401
	Atkore Inc.	18,342	1,395
	Werner Enterprises Inc.	31,160	1,359
	Crane NXT Co.	26,472	1,354
*	Blue Bird Corp.	17,128	1,352
	Western Union Co.	170,073	1,310
*	Firefly Aerospace Inc.	44,156	1,298
	Hub Group Inc. Class A	29,590	1,296
*	V2X Inc.	16,966	1,265
	Pitney Bowes Inc.	71,707	1,256
*	Redwire Corp.	95,670	1,170
	Albany International Corp. Class A	15,442	1,150
*	DXP Enterprises Inc.	6,681	1,127
*	Masterbrand Inc.	105,550	1,086
*	Babcock & Wilcox Enterprises Inc.	76,586	1,080
	Greif Inc. Class A	14,419	1,074
*,1	Eos Energy Enterprises Inc.	182,267	1,072
*	Flywire Corp.	60,967	1,071
*	Payoneer Global Inc.	148,700	1,059
*	Proto Labs Inc.	12,883	1,050
	Gorman-Rupp Co.	11,415	1,047
*	Arxis Inc. Class A	22,418	1,034
	Enerpac Tool Group Corp. Class A	28,149	1,009
	EVERTEC Inc.	34,476	958
*	Vishay Precision Group Inc.	6,312	946
*	Cimpress plc	9,196	935
	Alamo Group Inc.	5,648	929
*	Voyager Technologies Inc. Class A	28,494	919
*	Hillman Solutions Corp.	106,520	899
*	Vestis Corp.	60,752	882
	TriMas Corp.	19,371	872
	Schneider National Inc. Class B	23,451	857
	Allient Inc.	8,281	852

Balanced Index Fund
		Shares	Market Value• ($000)
	ManpowerGroup Inc.	25,204	851
	Tennant Co.	9,618	842
*	CBIZ Inc.	26,118	838
*	Marqeta Inc. Class A	201,499	818
*	Huron Consulting Group Inc.	9,023	814
*	Amprius Technologies Inc.	58,063	805
*	O-I Glass Inc.	82,003	790
*,1	PureCycle Technologies Inc.	97,422	790
*	Cardinal Infrastructure Group Inc. Class A	8,345	786
	Greenbrier Cos. Inc.	15,923	780
*	First Advantage Corp.	42,401	765
	Insperity Inc.	18,471	763
	Astec Industries Inc.	12,451	762
*,1	Red Cat Holdings Inc.	70,751	754
	TriNet Group Inc.	15,064	746
*	Paymentus Holdings Inc. Class A	30,681	741
	ICF International Inc.	9,983	727
*	Gibraltar Industries Inc.	16,006	722
	Myers Industries Inc.	20,315	717
*	Graham Corp.	5,769	714
	Lindsay Corp.	5,697	705
	Napco Security Technologies Inc.	18,390	698
	Douglas Dynamics Inc.	11,867	640
*	Enovix Corp.	100,370	609
*	Willdan Group Inc.	7,633	604
*	Alliance Laundry Holdings Inc.	22,499	597
	United States Lime & Minerals Inc.	5,439	569
	Deluxe Corp.	23,672	565
*	Donnelley Financial Solutions Inc.	13,314	559
*	Upwork Inc.	66,437	555
	Perella Weinberg Partners Class A	34,708	554
	Preformed Line Products Co.	1,334	548
*	Legalzoom.com Inc.	88,007	539
	Marten Transport Ltd.	31,011	538
*	BrightView Holdings Inc.	37,911	537
*	Pattern Group Inc. Class A	21,026	530
*	Evolv Technologies Holdings Inc.	90,643	526
*	LightPath Technologies Inc. Class A	31,885	521
	Apogee Enterprises Inc.	11,045	505
	LSI Industries Inc.	18,217	484
	CRA International Inc.	3,380	481
*	Target Hospitality Corp.	23,609	481
	Quanex Building Products Corp.	25,058	467
*	BlackSky Technology Inc. Class A	16,466	460
*	Transcat Inc.	4,934	458
	Barrett Business Services Inc.	12,758	453
	Kforce Inc.	9,295	436
	Cadre Holdings Inc.	15,209	434
*	Limbach Holdings Inc.	5,583	430
*	Applied Aerospace & Defense Inc.	18,555	423
	Heartland Express Inc.	26,894	409
*	CryoPort Inc.	25,803	405
*	Janus International Group Inc.	72,876	404
*	Green Dot Corp. Class A	29,098	393
*	Everforth Inc.	21,560	385
*	Onterris Inc.	18,091	366
	Covenant Logistics Group Inc. Class A	8,252	365
	Park Aerospace Corp.	9,391	358
*	Mayville Engineering Co. Inc.	9,488	355
*	Hyliion Holdings Corp.	67,513	352
*	Custom Truck One Source Inc.	29,740	351
*	Orion Group Holdings Inc.	20,493	345
	National Presto Industries Inc.	2,721	340
	Cass Information Systems Inc.	6,584	338
*,1	EquipmentShare.com Inc. Class A	16,931	333
*	Resolute Holdings Management Inc.	2,246	325
*	Verra Mobility Corp. Class A	75,631	321
*	Terrestrial Energy Inc.	45,090	319
	Miller Industries Inc.	6,161	315
*	Beta Technologies Inc. Class A	18,745	314

Balanced Index Fund
		Shares	Market Value• ($000)
	Willis Lease Finance Corp.	1,364	312
	Insteel Industries Inc.	9,986	302
*	Atlanticus Holdings Corp.	2,887	295
*	Aevex Corp. Class A	13,818	289
	Ennis Inc.	13,575	288
	Mesa Laboratories Inc.	2,882	287
*	Aspen Aerogels Inc.	44,883	285
	Wabash National Corp.	21,024	284
	Greif Inc. Class B	2,937	275
*,1	Spire Global Inc. Class A	14,787	275
	FTAI Infrastructure Inc.	58,749	273
*,1	Astronics Corp. Class B	3,537	269
*	BlueLinx Holdings Inc.	4,217	261
*	Satellogic Inc. Class A	45,637	261
	Luxfer Holdings plc	14,424	260
	Bel Fuse Inc. Class A	885	258
*	Energy Recovery Inc.	28,018	253
*	Manitowoc Co. Inc.	17,706	246
*,1	York Space Systems Inc.	9,936	245
*	3D Systems Corp.	80,934	244
*	Titan Machinery Inc.	11,395	241
*	I3 Verticals Inc. Class A	11,187	239
*	Andersen Group Inc. Class A	6,289	237
*	Frequency Electronics Inc.	3,546	235
*	L B Foster Co. Class A	5,173	234
*	ERock Inc. Class A	15,653	227
	Columbus McKinnon Corp.	14,864	225
*	Cross Country Healthcare Inc.	16,735	221
	Park-Ohio Holdings Corp.	5,614	216
*	Titan International Inc.	27,954	216
*	Bowman Consulting Group Ltd.	7,408	216
*	International Money Express Inc.	14,906	215
*	Mistras Group Inc.	11,875	207
*,1	Velo3D Inc.	11,593	203
	Hyster-Yale Inc.	5,767	202
*	Matrix Service Co.	14,586	200
	Kelly Services Inc. Class A	15,917	195
*	Radiant Logistics Inc.	20,210	191
*	IBEX Holdings Ltd.	6,251	190
*	Forward Air Corp.	13,706	185
*	Ranpak Holdings Corp. Class A	25,153	184
*	Strata Critical Medical Inc.	32,828	173
*	Franklin Covey Co.	6,875	169
*,1	Richtech Robotics Inc. Class B	79,779	168
	Twin Disc Inc.	7,010	163
	Karat Packaging Inc.	4,874	163
*	M-Tron Industries Inc.	1,643	163
*	Lightbridge Corp.	18,394	162
*	Power Solutions International Inc.	4,168	162
*	Paysign Inc.	19,539	160
*	Repay Holdings Corp. Class A	37,910	159
*	Innovative Solutions & Support Inc.	8,643	156
*	Distribution Solutions Group Inc.	5,412	148
*	Concrete Pumping Holdings Inc.	11,630	140
*	ZipRecruiter Inc. Class A	36,708	138
	Alight Inc. Class A	243,694	136
*	TSS Inc.	10,875	134
*	Microvast Holdings Inc.	113,252	133
	Quad/Graphics Inc.	15,325	129
*	AerSale Corp.	19,557	124
*,1	Virgin Galactic Holdings Inc.	42,720	123
*	Hudson Technologies Inc.	20,072	115
*	Eve Holding Inc.	44,991	113
*	Core Molding Technologies Inc.	4,751	112
*	Sky Harbour Group Corp. Class A	10,867	107
*,1	Sidus Space Inc. Class A	37,964	107
*	Taylor Devices Inc.	1,769	104
*	TrueBlue Inc.	14,748	103
*,1	Palladyne AI Corp.	16,506	100
*	AirJoule Technologies Corp.	18,127	100

Balanced Index Fund
		Shares	Market Value• ($000)
*	Advantage Solutions Inc.	2,300	99
*	Conduent Inc.	67,209	98
*	Alta Equipment Group Inc.	14,800	96
*	RF Industries Ltd.	4,426	94
*	AIRO Group Holdings Inc.	12,253	91
*	Priority Technology Holdings Inc.	13,539	90
*	Proficient Auto Logistics Inc.	13,115	89
[1]	Espey Manufacturing & Electronics Corp.	1,305	88
	Information Services Group Inc.	21,352	88
*	Acacia Research Corp.	18,546	86
*	Hurco Cos. Inc.	3,716	85
*,1	AmpliTech Group Inc.	11,630	81
	Kronos Worldwide Inc.	12,523	79
*	Commercial Vehicle Group Inc.	16,913	78
*	Gencor Industries Inc.	5,230	78
*	CPI Card Group Inc.	3,680	76
	Eastern Co.	2,595	72
*	FreightCar America Inc.	7,181	70
*	NeoVolta Inc.	22,341	70
*	DHI Group Inc.	18,490	69
*	CEA Industries Inc.	25,381	69
	Resources Connection Inc.	15,988	68
*	Byrna Technologies Inc.	9,277	62
*	Smith-Midland Corp.	2,056	60
*	JELD-WEN Holding Inc.	39,655	59
	Universal Logistics Holdings Inc.	3,995	59
*	Tecogen Inc.	11,037	58
	EVI Industries Inc.	3,846	57
*	SIFCO Industries Inc.	2,406	56
*	SKYX Platforms Corp.	50,823	56
*	Broadwind Inc.	11,476	55
*	Forrester Research Inc.	6,023	51
*	ITG Inc. Class A	3,035	49
*	SoundThinking Inc.	5,260	48
*	Optex Systems Holdings Inc.	3,264	46
	TaskUS Inc. Class A	9,649	45
*	Fuel Tech Inc.	18,657	41
	HireQuest Inc.	2,999	38
*	AEye Inc.	26,152	38
*	Usio Inc.	13,812	34
*	Research Solutions Inc.	14,848	34
*	Orion Energy Systems Inc.	2,841	33
*	PAMT Corp.	2,313	32
*	LGL Group Inc.	4,623	32
*,1	Odyssey Marine Exploration Inc. Class B	35,282	30
*	Team Inc.	1,709	30
*	Safe Pro Group Inc.	6,862	30
*	CPI Aerostructures Inc.	5,543	29
*	Sono-Tek Corp.	4,771	29
*	Forward Industries Inc.	6,966	29
*	Coda Octopus Group Inc.	2,869	28
*	VirTra Inc.	8,836	28
	BGSF Inc.	4,827	28
*	Bridger Aerospace Group Holdings Inc.	14,679	28
*	Alpha Pro Tech Ltd.	4,773	27
*	Knightscope Inc. Class A	12,563	27
*	Where Food Comes From Inc.	2,122	26
*	Suncrete Inc. Class A	1,143	26
	NLI Holdings Inc.	4,132	25
*	Energous Corp.	1,054	25
*	Sypris Solutions Inc.	9,921	24
*	Wrap Technologies Inc.	18,652	24
*	RYTHM Inc.	902	23
*,1	Starfighters Space Inc.	4,254	23
*,1	Visionwave Holdings Inc.	5,187	22
*	TTEC Holdings Inc.	10,844	21
*	Skillsoft Corp.	4,139	21
	Public Policy Holding Co. Inc.	2,379	18
*	AgEagle Aerial Systems Inc.	16,155	14

Balanced Index Fund
		Shares	Market Value• ($000)
*	INNOVATE Corp.	272	5
			4,878,837
Real Estate (1.4%)
	Welltower Inc.	381,540	86,598
	Prologis Inc.	504,335	68,322
	Equinix Inc.	53,286	55,545
	American Tower Corp.	251,706	41,172
	Simon Property Group Inc.	164,235	36,731
	Digital Realty Trust Inc.	189,843	34,092
	Realty Income Corp.	502,842	31,156
	Public Storage	85,605	27,249
	Ventas Inc.	261,575	23,228
*	CBRE Group Inc. Class A	158,301	21,322
	Iron Mountain Inc.	152,384	19,248
	Crown Castle Inc.	236,381	17,901
	Extra Space Storage Inc.	114,421	16,625
	AvalonBay Communities Inc.	75,415	14,230
	VICI Properties Inc. Class A	528,749	14,038
	Equity Residential	204,357	13,882
	SBA Communications Corp.	57,703	10,182
	Essex Property Trust Inc.	34,898	10,176
	Invitation Homes Inc.	327,161	9,883
	Weyerhaeuser Co.	390,835	9,357
	Kimco Realty Corp.	367,536	9,317
	Host Hotels & Resorts Inc.	372,338	8,828
	Mid-America Apartment Communities Inc.	63,299	8,795
	WP Carey Inc.	121,736	8,704
	Healthpeak Properties Inc.	376,017	8,047
	Regency Centers Corp.	99,098	7,902
*	Jones Lang LaSalle Inc.	25,357	7,859
	Sun Communities Inc.	64,120	7,689
	Omega Healthcare Investors Inc.	160,253	7,641
	Lamar Advertising Co. Class A	47,187	7,360
	UDR Inc.	177,673	7,093
	Equity LifeStyle Properties Inc.	103,908	6,697
	Gaming & Leisure Properties Inc.	145,798	6,492
*	CoStar Group Inc.	220,483	6,244
	Camden Property Trust	54,056	6,189
	American Homes 4 Rent Class A	176,789	5,926
	EastGroup Properties Inc.	28,939	5,861
	American Healthcare REIT Inc.	112,075	5,845
	Federal Realty Investment Trust	46,756	5,772
	BXP Inc.	85,997	5,702
	CareTrust REIT Inc.	129,991	5,245
	Brixmor Property Group Inc.	166,138	5,238
	Alexandria Real Estate Equities Inc.	94,013	4,969
	Agree Realty Corp.	65,077	4,929
	CubeSmart	123,459	4,910
*	Compass Inc. Class A	390,714	4,817
	NNN REIT Inc.	103,007	4,793
	First Industrial Realty Trust Inc.	71,793	4,402
	Rexford Industrial Realty Inc.	124,920	4,185
	Ryman Hospitality Properties Inc.	32,396	4,164
	STAG Industrial Inc.	103,523	3,940
	Macerich Co.	152,057	3,830
	Healthcare Realty Trust Inc. Class A	188,411	3,800
	Terreno Realty Corp.	56,822	3,680
	Vornado Realty Trust	92,695	3,643
	Rayonier Inc.	163,668	3,483
	Essential Properties Realty Trust Inc.	114,557	3,419
	Kite Realty Group Trust	111,578	3,167
	Outfront Media Inc.	86,800	2,844
	Phillips Edison & Co. Inc.	68,189	2,838
*	Zillow Group Inc. Class C	88,598	2,793
	Cousins Properties Inc.	90,586	2,716
	HA Sustainable Infrastructure Capital Inc.	69,520	2,715
	Sabra Health Care REIT Inc.	136,730	2,668
	Americold Realty Trust Inc.	154,475	2,428
	Tanger Inc.	61,473	2,426

Balanced Index Fund
		Shares	Market Value• ($000)
	Kilroy Realty Corp.	63,934	2,396
	Millrose Properties Inc.	78,309	2,353
	EPR Properties	39,809	2,309
	COPT Defense Properties	61,371	2,233
	Broadstone Net Lease Inc.	103,808	2,146
	Independence Realty Trust Inc.	128,312	2,141
*	Opendoor Technologies Inc.	436,837	2,018
	SL Green Realty Corp.	38,510	1,994
	Apple Hospitality REIT Inc.	114,806	1,930
	National Health Investors Inc.	24,961	1,903
	Highwoods Properties Inc.	59,605	1,798
	National Storage Affiliates Trust	37,906	1,686
*	Cushman & Wakefield Ltd.	125,721	1,683
	LXP Industrial Trust	30,412	1,639
	Lineage Inc.	36,911	1,596
	Urban Edge Properties	68,273	1,562
	Curbline Properties Corp.	51,373	1,562
	InvenTrust Properties Corp.	42,093	1,490
	Acadia Realty Trust	71,215	1,489
	Four Corners Property Trust Inc.	59,490	1,460
	Park Hotels & Resorts Inc.	99,331	1,415
	DigitalBridge Group Inc.	89,425	1,411
	St. Joe Co.	21,864	1,369
	DiamondRock Hospitality Co.	111,290	1,355
*	Howard Hughes Holdings Inc.	17,188	1,229
	Pebblebrook Hotel Trust	60,946	1,183
	Sunstone Hotel Investors Inc.	102,422	1,173
	Medical Properties Trust Inc.	246,810	1,140
	Janus Living Inc. Class A	39,255	1,128
	Newmark Group Inc. Class A	74,334	1,123
	Diversified Healthcare Trust	118,167	1,099
	NETSTREIT Corp.	51,754	1,094
	Getty Realty Corp.	32,528	1,085
	Global Net Lease Inc.	115,993	1,037
	LTC Properties Inc.	26,639	1,024
	Douglas Emmett Inc.	86,119	1,016
	Xenia Hotels & Resorts Inc.	49,907	1,016
	Innovative Industrial Properties Inc.	15,306	949
	Sila Realty Trust Inc.	29,952	909
	RLJ Lodging Trust	74,523	883
	Smartstop Self Storage REIT Inc.	25,994	845
	American Assets Trust Inc.	25,463	629
	UMH Properties Inc.	41,558	629
*	Piedmont Realty Trust Inc.	67,657	619
*,1	Zillow Group Inc. Class A	19,475	611
	Easterly Government Properties Inc. Class A	23,746	592
	Service Properties Trust	313,791	530
	Centerspace	9,090	511
	Whitestone REIT	26,368	500
	CBL & Associates Properties Inc.	8,827	469
*	Hudson Pacific Properties Inc.	29,366	446
	JBG SMITH Properties	29,425	432
	Marcus & Millichap Inc.	12,611	393
	Empire State Realty Trust Inc. Class A	72,381	392
	Summit Hotel Properties Inc.	55,953	392
	CTO Realty Growth Inc.	16,868	363
*	Forestar Group Inc.	11,085	351
	Postal Realty Trust Inc. Class A	14,222	350
*	Fermi Inc.	37,464	343
	NexPoint Residential Trust Inc.	11,802	329
	Gladstone Commercial Corp.	26,415	325
	Chatham Lodging Trust	24,305	322
	AH Realty Trust Inc.	43,161	306
	Alexander's Inc.	1,085	299
	Universal Health Realty Income Trust	6,652	292
	Industrial Logistics Properties Trust	32,421	288
	Brandywine Realty Trust	90,122	286
	AGNT Inc.	50,564	274
	Saul Centers Inc.	7,335	274
	Chiron Real Estate Inc.	6,905	259

Balanced Index Fund
		Shares	Market Value• ($000)
	Community Healthcare Trust Inc.	14,065	257
	FrontView REIT Inc.	11,362	230
	Apartment Investment & Management Co. Class A	77,090	229
	One Liberty Properties Inc.	9,025	220
*	Tejon Ranch Co.	11,635	218
	Farmland Partners Inc.	22,032	213
	Gladstone Land Corp.	21,191	181
	RMR Group Inc. Class A	8,440	173
	Alpine Income Property Trust Inc.	7,700	160
*	National Healthcare Properties Inc. Class A	10,208	149
*	FRP Holdings Inc.	5,805	145
*	Blackstone Digital Infrastructure Trust Inc.	5,673	123
*	Seaport Entertainment Group Inc.	4,277	114
*	Stratus Properties Inc.	3,856	111
	SITE Centers Corp.	26,389	105
	Modiv Industrial Inc. Class C	5,373	93
	NET Lease Office Properties	8,390	93
	Braemar Hotels & Resorts Inc.	41,700	90
	BRT Apartments Corp.	5,778	89
	Orion Properties Inc.	28,921	84
*	RE/MAX Holdings Inc. Class A	7,828	77
	Elme Communities	50,115	74
*	Douglas Elliman Inc.	39,448	70
*	Maui Land & Pineapple Co. Inc.	3,612	64
*	Seritage Growth Properties Class A	20,780	55
*	Star Holdings	5,777	53
*	Comstock Holding Cos. Inc. Class A	3,260	52
	Global Self Storage Inc.	4,946	26
	Franklin Street Properties Corp.	49,042	25
*	AMREP Corp.	983	25
*	Altisource Portfolio Solutions SA	2,664	20
*	Mobile Infrastructure Corp. Class A	13,514	19
	Bluerock Homes Trust Inc.	1,753	16
			879,272
Technology (25.1%)
	NVIDIA Corp.	12,404,262	2,481,969
	Apple Inc.	7,924,275	2,292,968
	Microsoft Corp.	4,008,156	1,495,122
	Alphabet Inc. Class A	3,167,913	1,132,117
	Broadcom Inc.	2,554,768	965,064
	Alphabet Inc. Class C	2,517,152	889,385
	Micron Technology Inc.	608,552	702,445
	Meta Platforms Inc. Class A	1,185,125	667,569
*	Advanced Micro Devices Inc.	879,989	511,194
	Applied Materials Inc.	428,403	309,735
*	Intel Corp.	2,170,049	303,004
	Lam Research Corp.	674,866	292,440
	KLA Corp.	704,776	212,638
*	Sandisk Corp.	79,931	181,741
*	Palo Alto Networks Inc.	440,506	150,221
	Texas Instruments Inc.	491,009	146,355
	Marvell Technology Inc.	484,214	144,242
	International Business Machines Corp.	507,268	142,649
*	Palantir Technologies Inc. Class A	1,177,308	137,357
	Oracle Corp.	931,236	136,473
	Western Digital Corp.	186,049	118,833
	Amphenol Corp. Class A	664,035	117,083
	Seagate Technology Holdings plc	120,983	116,749
	Corning Inc.	417,565	106,659
	QUALCOMM Inc.	569,046	105,154
	Analog Devices Inc.	262,915	104,422
*	Crowdstrike Holdings Inc. Class A	130,673	99,722
*	AppLovin Corp. Class A	148,489	76,506
	Vertiv Holdings Co. Class A	207,485	69,470
	Dell Technologies Inc. Class C	157,958	68,153
	Salesforce Inc.	418,906	65,626
*	Cadence Design Systems Inc.	149,084	55,954
*	ServiceNow Inc.	557,250	55,324
*	Fortinet Inc.	335,819	51,589

Balanced Index Fund
		Shares	Market Value• ($000)
*	Datadog Inc. Class A	178,645	46,512
*	Synopsys Inc.	103,459	46,150
*	Snowflake Inc. Class A	177,449	45,161
*	Adobe Inc.	217,864	44,666
*	Cloudflare Inc. Class A	173,286	42,504
*	Coherent Corp.	106,010	41,818
	Teradyne Inc.	84,828	41,043
*,1	Astera Labs Inc.	83,261	40,217
	Intuit Inc.	147,599	38,523
*	DoorDash Inc. Class A	200,672	37,030
	Monolithic Power Systems Inc.	25,337	35,025
	Hewlett Packard Enterprise Co.	719,839	32,472
*	Flex Ltd.	198,145	32,113
	TE Connectivity plc	157,918	31,838
	Microchip Technology Inc.	293,324	26,751
*	Credo Technology Group Holding Ltd.	89,234	24,267
*	Autodesk Inc.	114,026	22,169
	Jabil Inc.	56,688	21,852
*	CoreWeave Inc. Class A	206,821	20,587
*	ON Semiconductor Corp.	213,230	20,159
	Qnity Electronics Inc.	113,567	18,547
	Roper Technologies Inc.	54,549	18,459
*	Twilio Inc. Class A	82,122	16,944
	NetApp Inc.	106,935	16,549
*	Strategy Inc.	178,290	15,499
	Entegris Inc.	82,415	14,823
*	MongoDB Inc.	41,809	14,044
*	MACOM Technology Solutions Holdings Inc.	36,704	13,961
*	Everpure Inc. Class A	170,167	13,407
*	Workday Inc. Class A	109,217	13,370
*	F5 Inc.	30,621	12,737
*	Reddit Inc. Class A	72,128	12,520
*	Okta Inc.	91,695	12,512
*	Zoom Communications Inc.	136,625	11,792
*	Lattice Semiconductor Corp.	74,136	11,340
*	Fabrinet	19,414	10,912
	HP Inc.	495,648	10,875
	VeriSign Inc.	42,906	10,793
*	TTM Technologies Inc.	56,575	10,581
	TD SYNNEX Corp.	38,774	10,366
*	Onto Innovation Inc.	26,934	10,193
	Cognizant Technology Solutions Corp. Class A	255,108	9,880
	CDW Corp.	68,564	9,643
*,1	IonQ Inc.	179,454	9,558
*	Akamai Technologies Inc.	78,493	9,279
*	SiTime Corp.	12,122	9,038
*	Super Micro Computer Inc.	297,622	8,729
*	Semtech Corp.	50,204	8,126
*	Zscaler Inc.	56,712	8,005
*	Rambus Inc.	58,442	7,758
	Advanced Energy Industries Inc.	20,488	7,639
	Amkor Technology Inc.	87,728	7,565
*	Toast Inc. Class A	268,935	7,482
	Gen Digital Inc.	295,140	7,346
*	Sanmina Corp.	28,006	7,088
*	Dynatrace Inc.	160,955	7,068
*	DigitalOcean Holdings Inc.	44,978	7,063
*	PTC Inc.	62,050	7,049
	Leidos Holdings Inc.	67,017	6,901
*	Tyler Technologies Inc.	23,213	6,789
*	FormFactor Inc.	42,221	6,752
	SS&C Technologies Holdings Inc.	108,342	6,723
*	Atlassian Corp. Class A	84,626	6,583
*	Nutanix Inc. Class A	126,745	6,459
*	Rubrik Inc. Class A	78,774	6,324
*	Hut 8 Corp.	54,243	6,262
*	Unity Software Inc.	210,027	6,003
*	GoDaddy Inc. Class A	70,148	5,954
*	Arrow Electronics Inc.	27,685	5,908
*	MaxLinear Inc. Class A	44,793	5,735

Balanced Index Fund
		Shares	Market Value• ($000)
*	Samsara Inc. Class A	175,708	5,698
*	Guidewire Software Inc.	46,042	5,665
*	CACI International Inc. Class A	11,971	5,546
	Skyworks Solutions Inc.	81,490	5,525
*	Terawulf Inc.	213,641	5,277
*	Cipher Digital Inc.	209,333	5,129
*	Applied Digital Corp.	135,546	5,056
*	JFrog Ltd.	55,246	5,021
*	Pinterest Inc. Class A	231,388	4,866
	Match Group Inc.	126,306	4,806
*	Docusign Inc.	107,896	4,793
*	HubSpot Inc.	26,164	4,775
*	Allegro MicroSystems Inc.	65,517	4,561
*	D-Wave Quantum Inc.	188,799	4,529
*	Manhattan Associates Inc.	32,368	4,507
*	Gartner Inc.	34,529	4,476
*	Plexus Corp.	14,512	4,363
*	Maplebear Inc.	92,152	4,363
*	Core Scientific Inc.	160,432	4,105
*	Cirrus Logic Inc.	27,587	4,097
	Vishay Intertechnology Inc.	75,072	4,037
[1]	BitMine Immersion Technologies Inc.	302,257	4,023
*	Qorvo Inc.	42,789	3,991
	Avnet Inc.	44,377	3,942
*	Silicon Laboratories Inc.	17,888	3,910
*	ACM Research Inc. Class A	30,679	3,893
*,1	Cerebras Systems Inc. Class A	16,255	3,592
*	Commvault Systems Inc.	23,572	3,341
*	Ultra Clean Holdings Inc.	23,346	3,329
*,1	Rigetti Computing Inc.	170,146	3,287
*	Axcelis Technologies Inc.	16,648	3,154
*	Novanta Inc.	19,367	3,142
*	SentinelOne Inc. Class A	179,290	3,043
	Paycom Software Inc.	22,658	2,848
*	Elastic NV	48,372	2,758
	Clear Secure Inc. Class A	48,972	2,729
	Science Applications International Corp.	24,252	2,678
	Bentley Systems Inc. Class B	88,964	2,659
*	Qualys Inc.	19,303	2,654
*	Procore Technologies Inc.	65,175	2,647
*,1	Figma Inc. Class A	143,769	2,601
*	Diodes Inc.	23,618	2,585
*	Snap Inc. Class A	579,211	2,572
*	Varonis Systems Inc.	60,240	2,528
	Power Integrations Inc.	30,103	2,521
*	Synaptics Inc.	19,922	2,475
*	Veeco Instruments Inc.	32,460	2,460
*	UiPath Inc. Class A	224,186	2,437
*	AXT Inc.	33,250	2,397
*	Zeta Global Holdings Corp. Class A	121,258	2,386
*	Xometry Inc. Class A	24,701	2,384
	KBR Inc.	68,606	2,369
*	Tenable Holdings Inc.	63,360	2,337
*	ServiceTitan Inc. Class A	32,989	2,333
*	Gitlab Inc. Class A	73,949	2,258
*	Life360 Inc.	40,639	2,250
*	Impinj Inc.	15,586	2,232
*,1	EPAM Systems Inc.	27,694	2,198
	Universal Display Corp.	24,209	2,096
*	Dropbox Inc. Class A	74,557	2,048
*	Penguin Solutions Inc.	26,864	2,042
*	Insight Enterprises Inc.	16,713	2,036
*	Appfolio Inc. Class A	12,506	2,005
*	Ichor Holdings Ltd.	17,841	2,003
*	Ouster Inc.	31,998	2,001
*	nLight Inc.	28,605	1,991
*	Box Inc. Class A	73,413	1,948
*	Navitas Semiconductor Corp. Class A	107,063	1,919
*	Cleanspark Inc.	131,767	1,917
*	Ambarella Inc.	22,242	1,908

Balanced Index Fund
		Shares	Market Value• ($000)
	Adeia Inc.	56,270	1,853
	Benchmark Electronics Inc.	18,384	1,814
*	Cohu Inc.	24,158	1,786
	Dolby Laboratories Inc. Class A	32,960	1,733
*	Teradata Corp.	48,093	1,666
*	NetScout Systems Inc.	37,154	1,618
*	IPG Photonics Corp.	13,742	1,612
*	CCC Intelligent Solutions Holdings Inc.	310,574	1,603
	RingCentral Inc. Class A	40,923	1,595
*	People Inc.	34,494	1,592
*	Rogers Corp.	9,668	1,583
*	Figure Technology Solutions Inc. Class A	50,936	1,564
*	Q2 Holdings Inc.	32,166	1,547
*	Aehr Test Systems	15,850	1,523
	Pegasystems Inc.	50,286	1,507
*	Parsons Corp.	28,742	1,506
	A10 Networks Inc.	38,551	1,440
*	PDF Solutions Inc.	20,323	1,439
*	Agilysys Inc.	13,726	1,434
*	Magnite Inc.	74,235	1,409
*	Cargurus Inc. Class A	41,244	1,406
*	Kyndryl Holdings Inc.	122,264	1,383
*	Fastly Inc. Class A	74,527	1,368
*,1	SoundHound AI Inc. Class A	211,327	1,367
*	Workiva Inc. Class A	27,370	1,328
*	Freshworks Inc. Class A	128,665	1,302
*	Innodata Inc.	16,786	1,269
*	Netskope Inc. Class A	115,253	1,261
*	Stubhub Holdings Inc. Class A	97,962	1,261
*	Quantinuum Inc. Class A	15,177	1,241
*	LiveRamp Holdings Inc.	32,035	1,206
*	Alarm.com Holdings Inc.	25,546	1,193
	ePlus Inc.	14,282	1,189
*	SPS Commerce Inc.	20,015	1,144
*	Klaviyo Inc. Class A	74,501	1,125
*	Navan Inc. Class A	48,024	1,098
*	Ziff Davis Inc.	20,339	1,065
*,1	Quantum Computing Inc.	109,450	1,062
*	Diebold Nixdorf Inc.	12,305	1,046
*	Braze Inc. Class A	45,844	994
*	Photronics Inc.	29,897	973
*	Ambiq Micro Inc.	10,967	968
*	AvePoint Inc.	86,210	966
*	Bandwidth Inc. Class A	15,236	964
	CTS Corp.	14,771	963
*	nCino Inc.	54,644	893
*,1	Wolfspeed Inc.	18,469	891
*,1	BigBear.ai Holdings Inc.	241,276	885
*	Arteris Inc.	17,650	858
*	NextNav Inc.	47,607	849
*	DoubleVerify Holdings Inc.	77,177	837
*	Five9 Inc.	38,975	831
*	BlackLine Inc.	29,020	815
*	DXC Technology Co.	90,511	801
*	Digital Turbine Inc.	61,906	799
*	Progress Software Corp.	23,000	772
*	Yelp Inc. Class A	30,547	749
*	Intapp Inc.	29,710	749
*	Blackbaud Inc.	24,967	740
	Ingram Micro Holding Corp.	26,167	718
*	Keel Infrastructure Corp.	121,320	696
*	Trump Media & Technology Group Corp.	89,611	694
*	SkyWater Technology Inc.	19,791	689
*	CEVA Inc.	13,984	659
*	Alkami Technology Inc.	36,370	659
*	C3.ai Inc. Class A	71,292	648
	Concentrix Corp.	28,489	638
*	NCR Voyix Corp.	75,260	615
*	Alpha & Omega Semiconductor Ltd.	12,911	611
*	Aeva Technologies Inc.	20,197	580

Balanced Index Fund
		Shares	Market Value• ($000)
*	ScanSource Inc.	10,933	569
*	Schrodinger Inc.	32,835	534
*	Mitek Systems Inc.	23,875	481
*	Via Transportation Inc. Class A	26,361	478
*	Backblaze Inc. Class A	29,158	462
*	Appian Corp. Class A	19,568	448
	PC Connection Inc.	6,143	448
*	Vertex Inc. Class A	38,913	447
*	NIQ Global Intelligence plc	47,141	441
*	SailPoint Inc.	29,977	439
*	PagerDuty Inc.	45,400	438
*,1	indie Semiconductor Inc. Class A	96,702	434
*	Kopin Corp.	94,090	422
*	Daktronics Inc.	21,085	412
*	Red Violet Inc.	6,126	390
*	Amplitude Inc. Class A	50,392	385
*	PAR Technology Corp.	21,586	376
*	Consensus Cloud Solutions Inc.	9,797	374
*	ZoomInfo Technologies Inc. Class A	119,417	350
	Methode Electronics Inc.	18,246	346
*	EverQuote Inc. Class A	14,417	343
*	Asana Inc. Class A	48,847	342
*	Kimball Electronics Inc.	12,962	332
*	Rackspace Technology Inc.	48,901	319
*	Sprinklr Inc. Class A	61,719	318
*	Groupon Inc.	13,144	316
*,1	RUM Group Inc.	47,708	302
*	Nextdoor Holdings Inc.	127,537	289
	NVE Corp.	2,721	284
*	PubMatic Inc. Class A	21,219	278
	OneSpan Inc.	18,943	272
*	Rapid7 Inc.	33,449	271
*,1	Z Squared Inc.	25,116	266
*	Infleqtion Inc.	19,084	254
*	Cerence Inc.	21,274	241
*	Everspin Technologies Inc.	9,957	241
*	Powerfleet Inc.	61,378	235
*,1	Ibotta Inc. Class A	6,744	230
*	MediaAlpha Inc. Class A	18,225	229
*	Weave Communications Inc.	37,966	227
*,1	Kodiak AI Inc.	43,526	221
*	One Stop Systems Inc.	11,986	218
*,1	Serve Robotics Inc.	32,909	217
*	Liftoff Mobile Inc.	9,046	217
*	Grindr Inc.	14,792	213
	Climb Global Solutions Inc.	9,144	212
*	Yext Inc.	44,463	208
*	Sprout Social Inc. Class A	26,903	203
*	Blend Labs Inc. Class A	115,519	198
*	Grid Dynamics Holdings Inc.	34,515	196
	Shutterstock Inc.	13,995	195
[1]	Xerox Holdings Corp.	59,354	186
*	Atomera Inc.	19,941	174
*	NerdWallet Inc. Class A	17,911	166
*	Duos Technologies Group Inc.	13,774	165
*	Amtech Systems Inc.	7,075	163
*	QuickLogic Corp.	8,187	163
*	Simulations Plus Inc.	8,803	161
*	Aeluma Inc.	7,245	160
*	Unisys Corp.	39,166	143
	Hackett Group Inc.	13,064	141
*	N-able Inc.	38,028	140
*	GSI Technology Inc.	17,348	134
	Richardson Electronics Ltd.	7,000	133
*	Telos Corp.	26,951	124
*	Rimini Street Inc.	27,624	118
*	Viant Technology Inc. Class A	9,217	117
*	inTEST Corp.	6,257	114
*	Bumble Inc. Class A	35,230	113
	Immersion Corp.	16,482	112

Balanced Index Fund
		Shares	Market Value• ($000)
*	Angi Inc. Class A	18,782	112
*	Asure Software Inc.	13,700	109
*	Commerce.com Inc.	32,761	97
*	AstroNova Inc.	3,382	96
*	SmartRent Inc. Class A	76,956	92
*	Blaize Holdings Inc.	62,917	87
*	WidePoint Corp.	4,578	80
*	Quantum Corp.	7,186	79
*	TON Strategy Co.	30,233	77
*,1	KULR Technology Group Inc.	20,087	77
*,1	Datavault AI Inc. (XNCM)	218,012	76
*	1stdibs.com Inc.	15,340	75
*	Silvaco Group Inc.	5,264	73
*	Digimarc Corp.	8,901	73
*	Veritone Inc.	50,234	69
	ReposiTrak Inc.	7,581	68
*,1	MicroVision Inc.	194,388	64
*,1	Getty Images Holdings Inc.	73,000	63
*	TechTarget Inc.	17,240	62
	AIB Data Centers Inc.	27,839	59
*	Tucows Inc. Class A	4,341	58
*	CS Disco Inc.	15,079	57
*	Kaltura Inc.	43,143	56
*	eGain Corp.	8,747	55
*	Intellicheck Inc.	13,322	55
*	Expensify Inc. Class A	30,091	54
*	Domo Inc. Class B	17,082	53
*	Rekor Systems Inc.	69,675	48
*	AI Financial Corp.	73,068	43
*	Datacentrex Inc.	23,000	41
*	Trio-Tech International	3,241	40
*	Identiv Inc.	15,048	38
*	comScore Inc.	5,031	37
*	KORE Group Holdings Inc.	3,972	37
*	VirnetX Holding Corp.	2,607	33
	CSP Inc.	3,721	30
*	TransAct Technologies Inc.	4,990	29
*	Firy Inc. Class A	2,897	29
*,1	Airship AI Holdings Inc.	12,206	29
*	CVD Equipment Corp.	3,666	27
*	Key Tronic Corp.	6,631	27
*	Beachbody Co. Inc.	2,648	27
*	Phunware Inc.	12,953	27
*	BuzzFeed Inc.	18,797	27
*,1	Brand Engagement Network Inc.	1,572	27
*	NetSol Technologies Inc.	5,531	26
*	AudioEye Inc.	4,513	26
*	Arena Group Holdings Inc.	29,651	25
*	Mastech Digital Inc.	3,169	24
*	XTI Aerospace Inc.	13,153	24
*	Laser Photonics Corp.	14,099	23
*	Soluna Holdings Inc.	16,892	23
*	Pixelworks Inc.	3,551	22
*	Vivid Seats Inc. Class A	3,222	21
	Zedge Inc. Class B	6,010	19
	BTCS Inc.	12,722	14
*	Research Frontiers Inc.	9,423	5
*	Data I/O Corp.	301	1
*,2	Pivotal Software Inc.	71,705	—
*,1,2	Datavault AI Inc.	2,190	—
*,2	Coeptis Therapeutics Inc.	2,783	—
			16,023,529
Telecommunications (1.3%)
	Cisco Systems Inc.	1,913,605	224,772
*	Arista Networks Inc.	578,060	98,201
	Verizon Communications Inc.	2,031,297	86,005
	AT&T Inc.	3,720,822	77,021
*,1	Space Exploration Technologies Corp. Class A	318,621	54,440
	Comcast Corp. Class A	1,922,905	47,207

Balanced Index Fund
		Shares	Market Value• ($000)
	T-Mobile US Inc.	234,623	39,353
*	Ciena Corp.	76,649	37,601
	Motorola Solutions Inc.	89,103	37,004
*	Lumentum Holdings Inc.	42,090	36,116
*,1	AST SpaceMobile Inc. Class A	152,499	13,551
*	Roku Inc.	70,889	9,793
*	EchoStar Corp. Class A	72,243	7,333
*	Viasat Inc.	69,926	6,280
*	Viavi Solutions Inc.	130,319	6,223
*,1	Charter Communications Inc. Class A	43,212	6,145
*	Applied Optoelectronics Inc.	40,374	5,982
	InterDigital Inc.	13,918	3,941
*	Lumen Technologies Inc.	500,224	3,842
	Iridium Communications Inc.	48,438	2,657
*	Globalstar Inc.	27,585	2,242
*	Extreme Networks Inc.	68,819	2,228
*	Liberty Broadband Corp. Class C	65,636	2,183
	Telephone & Data Systems Inc.	51,262	1,897
	Uniti Group Inc.	129,959	1,491
	Vistance Networks Inc.	116,071	1,483
*	Digi International Inc.	19,393	1,454
*	Calix Inc.	31,865	1,189
*	Harmonic Inc.	57,271	935
*	Lightwave Logic Inc.	75,770	717
	IDT Corp. Class B	10,806	628
*	ADTRAN Holdings Inc.	43,052	598
*	Anterix Inc.	5,595	576
*	Liberty Capital Corp. Class C	19,166	413
	Shenandoah Telecommunications Co.	26,840	405
	Cogent Communications Holdings Inc.	25,951	360
*	NETGEAR Inc.	13,978	326
	Array Digital Infrastructure Inc.	8,589	311
*	Liberty Broadband Corp. Class A	7,603	253
*	Ooma Inc.	13,024	250
*	Clearfield Inc.	5,891	234
*	Optimum Communications Inc. Class A	142,938	207
*	Xperi Inc.	24,384	201
*	Hawkeye 360 Inc.	7,719	156
*	BK Technologies Corp.	1,662	143
*,1	fuboTV Inc. Class A	15,358	141
*	Cable One Inc.	2,492	132
	ATN International Inc.	4,977	132
*	Aviat Networks Inc.	5,877	130
*	Gogo Inc.	37,602	117
*	8x8 Inc.	67,127	115
	Spok Holdings Inc.	10,835	111
*	Lantronix Inc.	18,784	110
*	Ribbon Communications Inc.	44,006	103
*	Crexendo Inc.	11,079	83
*	Inseego Corp.	7,621	79
*	Optical Cable Corp.	3,130	66
*	KVH Industries Inc.	6,232	62
*	Genasys Inc.	27,790	47
*	Comtech Telecommunications Corp.	17,549	37
*	Airgain Inc.	4,962	31
	Franklin Wireless Corp.	8,961	23
			825,866
Utilities (1.5%)
	NextEra Energy Inc.	1,125,784	98,810
	Southern Co.	607,840	58,176
	Duke Energy Corp.	415,180	52,554
	Waste Management Inc.	215,543	48,040
	Constellation Energy Corp.	175,712	43,642
	American Electric Power Co. Inc.	293,425	40,143
	Sempra	353,740	32,795
	Dominion Energy Inc.	476,275	32,525
	Entergy Corp.	257,412	29,566
	Vistra Corp.	183,448	29,100
	Xcel Energy Inc.	338,088	27,148

Balanced Index Fund
		Shares	Market Value• ($000)
	Exelon Corp.	553,949	25,825
	Waste Connections Inc.	138,468	23,081
	Republic Services Inc.	107,283	22,860
	Consolidated Edison Inc.	198,888	22,003
	Public Service Enterprise Group Inc.	270,194	21,929
	WEC Energy Group Inc.	176,438	20,603
	PG&E Corp.	1,160,407	19,518
	Ameren Corp.	149,789	16,932
	NRG Energy Inc.	114,935	16,787
	CenterPoint Energy Inc.	353,811	15,582
	Edison International	208,491	15,522
	Atmos Energy Corp.	89,780	15,466
	Eversource Energy	203,510	14,708
	DTE Energy Co.	95,684	14,579
	FirstEnergy Corp.	297,117	14,125
	PPL Corp.	386,874	14,063
	American Water Works Co. Inc.	105,779	13,918
	CMS Energy Corp.	166,346	12,725
	NiSource Inc.	259,382	12,334
	Alliant Energy Corp.	139,470	10,640
	Evergy Inc.	118,278	10,223
*	Talen Energy Corp.	24,739	9,506
*	Clean Harbors Inc.	25,775	7,700
	Pinnacle West Capital Corp.	65,571	7,016
	Essential Utilities Inc.	153,323	5,874
	AES Corp.	375,923	5,511
	OGE Energy Corp.	111,817	5,441
	IDACORP Inc.	29,820	4,512
*	Oklo Inc. Class A	77,493	4,055
	UGI Corp.	116,471	4,023
	National Fuel Gas Co.	51,376	3,967
	Ormat Technologies Inc.	31,324	3,411
	Southwest Gas Holdings Inc.	37,088	3,289
*	Casella Waste Systems Inc. Class A	33,885	3,286
	Portland General Electric Co.	62,668	3,248
	TXNM Energy Inc.	55,107	3,129
	New Jersey Resources Corp.	54,672	3,064
	Black Hills Corp.	40,977	3,049
	ONE Gas Inc.	33,977	2,619
	Northwestern Energy Group Inc.	33,312	2,386
	Spire Inc.	30,418	2,375
	MDU Resources Group Inc.	111,190	2,358
	Clearway Energy Inc. Class C	65,716	2,246
	Avista Corp.	44,634	1,826
*	NuScale Power Corp. Class A	176,828	1,774
	American States Water Co.	21,157	1,748
	MGE Energy Inc.	19,965	1,628
*	Sunrun Inc.	121,170	1,621
	Chesapeake Utilities Corp.	12,994	1,592
	California Water Service Group	32,324	1,573
	H2O America	20,118	1,223
*	Hawaiian Electric Industries Inc.	88,939	1,203
*	Fervo Energy Co. Class A	37,094	1,084
	Northwest Natural Holding Co.	22,062	1,082
	Middlesex Water Co.	9,981	561
	Unitil Corp.	9,983	526
	Excelerate Energy Inc. Class A	13,156	500
*,1	NANO Nuclear Energy Inc.	21,633	457
*	Enviri Corp.	13,695	301
*	Hallador Energy Co.	17,034	296
	York Water Co.	8,526	261
	Consolidated Water Co. Ltd.	8,452	249
	Artesian Resources Corp. Class A	4,645	158
	Genie Energy Ltd. Class B	10,852	157
*	Perma-Fix Environmental Services Inc.	10,678	153
*	Cadiz Inc.	31,280	131
*	Pure Cycle Corp.	12,111	130
	RGC Resources Inc.	4,547	109
	Global Water Resources Inc.	6,982	51
*	Arq Inc.	18,633	48

Balanced Index Fund
				Shares	Market Value• ($000)
*	Net Power Inc.			23,620	39
*	Spruce Power Holding Corp.			9,634	25
					958,493
Total Common Stocks (Cost $5,795,749)					38,987,800
Rights (0.0%)
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028			9,469	43
*,2	Sanofi Aatd Inc. CVR			26,986	18
*,2	Enliven Therapeutics Inc. CVR			11,325	10
*,1,2	Oncternal Therapeutics Inc. CVR			2,749	3
*,2	Gyre Therapeutics Inc. CVR			23,975	3
*,2	Coherus BioSciences Inc. CVR			24,474	2
*,2	Chinook Therapeutics Inc. CVR			6,844	1
*,2	Ambit Biosciences Corp. CVR			1,900	—
*,2	F-star Therapeutics Inc. CVR			5,459	—
*,2	OmniAb Inc. 12.5 Earnout			4,987	—
*,2	OmniAb Inc. 15 Earnout			4,987	—
*,1,2	Carisma Therapeutics Inc. CVR			128,046	—
*,2	Dianthus Therapeutics Inc. CVR			4,251	—
*,2	Spectrum Pharmaceuticals Inc. CVR			118,300	—
Total Rights (Cost $175)					80
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (26.3%)
U.S. Government Securities (18.8%)
	United States Treasury Note/Bond	4.375%	7/15/2027	28,901	28,974
	United States Treasury Note/Bond	0.375%	7/31/2027	22,977	22,070
	United States Treasury Note/Bond	2.750%	7/31/2027	34,254	33,754
	United States Treasury Note/Bond	3.875%	7/31/2027	56,384	56,226
	United States Treasury Note/Bond	2.250%	8/15/2027	34,635	33,922
	United States Treasury Note/Bond	3.750%	8/15/2027	45,934	45,738
	United States Treasury Note/Bond	0.500%	8/31/2027	31,645	30,348
	United States Treasury Note/Bond	3.125%	8/31/2027	30,264	29,918
	United States Treasury Note/Bond	3.625%	8/31/2027	58,116	57,779
	United States Treasury Note/Bond	3.375%	9/15/2027	41,329	40,958
	United States Treasury Note/Bond	0.375%	9/30/2027	45,460	43,397
	United States Treasury Note/Bond	3.500%	9/30/2027	56,267	55,827
	United States Treasury Note/Bond	4.125%	9/30/2027	25,600	25,592
	United States Treasury Note/Bond	3.875%	10/15/2027	45,154	44,992
	United States Treasury Note/Bond	0.500%	10/31/2027	46,885	44,685
	United States Treasury Note/Bond	3.500%	10/31/2027	55,593	55,115
	United States Treasury Note/Bond	4.125%	10/31/2027	33,084	33,067
	United States Treasury Note/Bond	2.250%	11/15/2027	36,372	35,453
	United States Treasury Note/Bond	4.125%	11/15/2027	47,202	47,176
	United States Treasury Note/Bond	0.625%	11/30/2027	51,305	48,838
	United States Treasury Note/Bond	3.375%	11/30/2027	56,310	55,705
	United States Treasury Note/Bond	3.875%	11/30/2027	36,467	36,327
	United States Treasury Note/Bond	4.000%	12/15/2027	40,426	40,334
	United States Treasury Note/Bond	0.625%	12/31/2027	32,417	30,766
	United States Treasury Note/Bond	3.375%	12/31/2027	55,915	55,275
	United States Treasury Note/Bond	3.875%	12/31/2027	29,063	28,941
	United States Treasury Note/Bond	4.250%	1/15/2028	45,106	45,155
	United States Treasury Note/Bond	0.750%	1/31/2028	46,625	44,204
	United States Treasury Note/Bond	3.500%	1/31/2028	90,337	89,419
	United States Treasury Note/Bond	2.750%	2/15/2028	34,988	34,216
	United States Treasury Note/Bond	4.250%	2/15/2028	37,058	37,099
	United States Treasury Note/Bond	1.125%	2/29/2028	52,457	49,914
	United States Treasury Note/Bond	3.375%	2/29/2028	47,945	47,348
	United States Treasury Note/Bond	4.000%	2/29/2028	14,313	14,276
	United States Treasury Note/Bond	3.875%	3/15/2028	56,354	56,090
	United States Treasury Note/Bond	1.250%	3/31/2028	48,906	46,520
	United States Treasury Note/Bond	3.625%	3/31/2028	21,668	21,469
	United States Treasury Note/Bond	3.875%	3/31/2028	57,259	56,981
	United States Treasury Note/Bond	3.750%	4/15/2028	24,911	24,733
	United States Treasury Note/Bond	1.250%	4/30/2028	37,525	35,614
	United States Treasury Note/Bond	3.500%	4/30/2028	20,226	19,988

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.750%	4/30/2028	54,799	54,402
United States Treasury Note/Bond	2.875%	5/15/2028	30,665	29,958
United States Treasury Note/Bond	3.750%	5/15/2028	36,223	35,956
United States Treasury Note/Bond	1.250%	5/31/2028	63,460	60,084
United States Treasury Note/Bond	3.625%	5/31/2028	29,100	28,814
United States Treasury Note/Bond	4.000%	5/31/2028	55,948	55,786
United States Treasury Note/Bond	3.875%	6/15/2028	24,784	24,651
United States Treasury Note/Bond	1.250%	6/30/2028	33,939	32,059
United States Treasury Note/Bond	4.000%	6/30/2028	33,016	32,914
United States Treasury Note/Bond	4.125%	6/30/2028	416,911	416,699
United States Treasury Note/Bond	3.875%	7/15/2028	35,823	35,619
United States Treasury Note/Bond	1.000%	7/31/2028	37,107	34,791
United States Treasury Note/Bond	4.125%	7/31/2028	22,554	22,537
United States Treasury Note/Bond	2.875%	8/15/2028	46,840	45,618
United States Treasury Note/Bond	3.625%	8/15/2028	26,992	26,696
United States Treasury Note/Bond	5.500%	8/15/2028	4,895	5,013
United States Treasury Note/Bond	1.125%	8/31/2028	53,461	50,120
United States Treasury Note/Bond	4.375%	8/31/2028	17,517	17,591
United States Treasury Note/Bond	3.375%	9/15/2028	48,199	47,397
United States Treasury Note/Bond	1.250%	9/30/2028	37,144	34,838
United States Treasury Note/Bond	4.625%	9/30/2028	34,957	35,293
United States Treasury Note/Bond	3.500%	10/15/2028	44,937	44,282
United States Treasury Note/Bond	1.375%	10/31/2028	54,550	51,190
United States Treasury Note/Bond	4.875%	10/31/2028	30,645	31,118
United States Treasury Note/Bond	3.125%	11/15/2028	38,279	37,385
United States Treasury Note/Bond	3.500%	11/15/2028	47,493	46,779
United States Treasury Note/Bond	5.250%	11/15/2028	14,810	15,140
United States Treasury Note/Bond	1.500%	11/30/2028	49,393	46,391
United States Treasury Note/Bond	4.375%	11/30/2028	40,781	40,967
United States Treasury Note/Bond	3.500%	12/15/2028	44,617	43,929
United States Treasury Note/Bond	1.375%	12/31/2028	43,490	40,633
United States Treasury Note/Bond	3.750%	12/31/2028	49,190	48,702
United States Treasury Note/Bond	3.500%	1/15/2029	46,712	45,962
United States Treasury Note/Bond	1.750%	1/31/2029	43,405	40,850
United States Treasury Note/Bond	4.000%	1/31/2029	52,413	52,192
United States Treasury Note/Bond	2.625%	2/15/2029	27,100	26,070
United States Treasury Note/Bond	3.500%	2/15/2029	36,309	35,713
United States Treasury Note/Bond	1.875%	2/28/2029	39,895	37,610
United States Treasury Note/Bond	4.250%	2/28/2029	48,732	48,833
United States Treasury Note/Bond	3.500%	3/15/2029	45,873	45,104
United States Treasury Note/Bond	2.375%	3/31/2029	26,231	25,023
United States Treasury Note/Bond	4.125%	3/31/2029	42,410	42,364
United States Treasury Note/Bond	3.875%	4/15/2029	45,206	44,870
United States Treasury Note/Bond	2.875%	4/30/2029	36,814	35,556
United States Treasury Note/Bond	4.625%	4/30/2029	59,369	60,081
United States Treasury Note/Bond	2.375%	5/15/2029	33,946	32,323
United States Treasury Note/Bond	3.875%	5/15/2029	48,252	47,887
United States Treasury Note/Bond	2.750%	5/31/2029	34,370	33,050
United States Treasury Note/Bond	4.500%	5/31/2029	40,101	40,466
United States Treasury Note/Bond	4.125%	6/15/2029	410,804	410,467
United States Treasury Note/Bond	3.250%	6/30/2029	32,740	31,901
United States Treasury Note/Bond	4.250%	6/30/2029	59,106	59,245
United States Treasury Note/Bond	2.625%	7/31/2029	31,430	30,044
United States Treasury Note/Bond	4.000%	7/31/2029	47,659	47,436
United States Treasury Note/Bond	1.625%	8/15/2029	20,042	18,577
United States Treasury Note/Bond	6.125%	8/15/2029	3,462	3,652
United States Treasury Note/Bond	3.125%	8/31/2029	17,983	17,428
United States Treasury Note/Bond	3.625%	8/31/2029	50,621	49,816
United States Treasury Note/Bond	3.500%	9/30/2029	50,443	49,424
United States Treasury Note/Bond	3.875%	9/30/2029	31,540	31,258
United States Treasury Note/Bond	4.000%	10/31/2029	33,575	33,393
United States Treasury Note/Bond	4.125%	10/31/2029	32,011	31,960
United States Treasury Note/Bond	3.875%	11/30/2029	23,001	22,781
United States Treasury Note/Bond	4.125%	11/30/2029	52,054	51,977
United States Treasury Note/Bond	3.875%	12/31/2029	22,936	22,712
United States Treasury Note/Bond	4.375%	12/31/2029	19,509	19,637
United States Treasury Note/Bond	3.500%	1/31/2030	28,360	27,723
United States Treasury Note/Bond	4.250%	1/31/2030	35,758	35,842
United States Treasury Note/Bond	1.500%	2/15/2030	34,004	30,978
United States Treasury Note/Bond	4.000%	2/28/2030	79,432	78,963

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.625%	3/31/2030	31,735	31,123
United States Treasury Note/Bond	4.000%	3/31/2030	45,993	45,707
United States Treasury Note/Bond	3.500%	4/30/2030	30,867	30,125
United States Treasury Note/Bond	3.875%	4/30/2030	45,366	44,879
United States Treasury Note/Bond	0.625%	5/15/2030	53,127	46,426
United States Treasury Note/Bond	6.250%	5/15/2030	2,570	2,753
United States Treasury Note/Bond	3.750%	5/31/2030	31,620	31,122
United States Treasury Note/Bond	4.000%	5/31/2030	48,999	48,674
United States Treasury Note/Bond	3.750%	6/30/2030	26,655	26,227
United States Treasury Note/Bond	3.875%	6/30/2030	45,126	44,611
United States Treasury Note/Bond	3.875%	7/31/2030	32,983	32,594
United States Treasury Note/Bond	4.000%	7/31/2030	28,266	28,063
United States Treasury Note/Bond	0.625%	8/15/2030	75,186	65,107
United States Treasury Note/Bond	3.625%	8/31/2030	47,201	46,182
United States Treasury Note/Bond	4.125%	8/31/2030	25,041	24,974
United States Treasury Note/Bond	3.625%	9/30/2030	52,995	51,834
United States Treasury Note/Bond	4.625%	9/30/2030	30,795	31,304
United States Treasury Note/Bond	3.625%	10/31/2030	57,110	55,829
United States Treasury Note/Bond	4.875%	10/31/2030	30,061	30,855
United States Treasury Note/Bond	0.875%	11/15/2030	81,611	70,877
United States Treasury Note/Bond	3.500%	11/30/2030	57,084	55,487
United States Treasury Note/Bond	4.375%	11/30/2030	39,125	39,397
United States Treasury Note/Bond	3.625%	12/31/2030	63,759	62,272
United States Treasury Note/Bond	3.750%	12/31/2030	33,592	32,973
United States Treasury Note/Bond	3.750%	1/31/2031	54,347	53,330
United States Treasury Note/Bond	4.000%	1/31/2031	37,088	36,771
United States Treasury Note/Bond	1.125%	2/15/2031	79,224	69,132
United States Treasury Note/Bond	5.375%	2/15/2031	8,005	8,393
United States Treasury Note/Bond	3.500%	2/28/2031	54,432	52,846
United States Treasury Note/Bond	4.250%	2/28/2031	28,164	28,219
United States Treasury Note/Bond	3.875%	3/31/2031	52,644	51,906
United States Treasury Note/Bond	4.125%	3/31/2031	37,256	37,125
United States Treasury Note/Bond	3.875%	4/30/2031	56,277	55,476
United States Treasury Note/Bond	4.625%	4/30/2031	40,597	41,323
United States Treasury Note/Bond	1.625%	5/15/2031	79,853	70,838
United States Treasury Note/Bond	4.125%	5/31/2031	53,986	53,803
United States Treasury Note/Bond	4.625%	5/31/2031	40,424	41,158
United States Treasury Note/Bond	4.125%	6/30/2031	224,664	223,892
United States Treasury Note/Bond	4.250%	6/30/2031	37,318	37,376
United States Treasury Note/Bond	4.125%	7/31/2031	24,385	24,288
United States Treasury Note/Bond	1.250%	8/15/2031	94,807	81,938
United States Treasury Note/Bond	3.750%	8/31/2031	31,062	30,382
United States Treasury Note/Bond	3.625%	9/30/2031	30,220	29,381
United States Treasury Note/Bond	4.125%	10/31/2031	31,575	31,426
United States Treasury Note/Bond	1.375%	11/15/2031	84,101	72,645
United States Treasury Note/Bond	4.125%	11/30/2031	24,492	24,368
United States Treasury Note/Bond	4.500%	12/31/2031	35,298	35,754
United States Treasury Note/Bond	4.375%	1/31/2032	36,821	37,065
United States Treasury Note/Bond	1.875%	2/15/2032	75,525	66,639
United States Treasury Note/Bond	4.125%	2/29/2032	35,292	35,087
United States Treasury Note/Bond	4.125%	3/31/2032	40,900	40,646
United States Treasury Note/Bond	4.000%	4/30/2032	24,224	23,905
United States Treasury Note/Bond	2.875%	5/15/2032	81,874	76,018
United States Treasury Note/Bond	4.125%	5/31/2032	47,961	47,633
United States Treasury Note/Bond	4.000%	6/30/2032	24,433	24,097
United States Treasury Note/Bond	4.000%	7/31/2032	13,161	12,972
United States Treasury Note/Bond	2.750%	8/15/2032	86,162	79,134
United States Treasury Note/Bond	3.875%	8/31/2032	31,006	30,339
United States Treasury Note/Bond	3.875%	9/30/2032	55,852	54,628
United States Treasury Note/Bond	3.750%	10/31/2032	35,262	34,227
United States Treasury Note/Bond	4.125%	11/15/2032	68,133	67,537
United States Treasury Note/Bond	3.750%	11/30/2032	35,862	34,784
United States Treasury Note/Bond	3.875%	12/31/2032	34,890	34,071
United States Treasury Note/Bond	4.000%	1/31/2033	32,887	32,328
United States Treasury Note/Bond	3.500%	2/15/2033	78,661	75,063
United States Treasury Note/Bond	3.750%	2/28/2033	29,322	28,406
United States Treasury Note/Bond	4.250%	3/31/2033	33,065	32,967
United States Treasury Note/Bond	4.125%	4/30/2033	36,165	35,772
United States Treasury Note/Bond	3.375%	5/15/2033	73,258	69,200
United States Treasury Note/Bond	4.250%	5/31/2033	32,400	32,286

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.250%	6/30/2033	120,723	120,261
[3]	United States Treasury Note/Bond	3.875%	8/15/2033	83,377	81,084
	United States Treasury Note/Bond	4.500%	11/15/2033	90,447	91,366
	United States Treasury Note/Bond	4.000%	2/15/2034	93,944	91,819
	United States Treasury Note/Bond	4.375%	5/15/2034	93,174	93,232
	United States Treasury Note/Bond	3.875%	8/15/2034	86,541	83,590
	United States Treasury Note/Bond	4.250%	11/15/2034	90,890	89,999
	United States Treasury Note/Bond	4.625%	2/15/2035	73,915	75,105
	United States Treasury Note/Bond	4.250%	5/15/2035	89,933	88,879
	United States Treasury Note/Bond	4.250%	8/15/2035	89,862	88,721
	United States Treasury Note/Bond	4.000%	11/15/2035	85,079	82,311
	United States Treasury Note/Bond	4.125%	2/15/2036	93,158	90,913
	United States Treasury Note/Bond	4.375%	5/15/2036	121,415	120,775
	United States Treasury Note/Bond	3.500%	2/15/2039	6,398	5,753
	United States Treasury Note/Bond	4.250%	5/15/2039	10,478	10,119
	United States Treasury Note/Bond	4.500%	8/15/2039	12,418	12,248
	United States Treasury Note/Bond	4.375%	11/15/2039	11,686	11,352
	United States Treasury Note/Bond	4.625%	2/15/2040	10,000	9,946
	United States Treasury Note/Bond	1.125%	5/15/2040	32,600	20,630
	United States Treasury Note/Bond	4.375%	5/15/2040	13,181	12,747
	United States Treasury Note/Bond	1.125%	8/15/2040	55,705	34,905
	United States Treasury Note/Bond	3.875%	8/15/2040	10,991	10,026
	United States Treasury Note/Bond	1.375%	11/15/2040	42,305	27,353
	United States Treasury Note/Bond	4.250%	11/15/2040	13,221	12,545
	United States Treasury Note/Bond	1.875%	2/15/2041	51,546	35,768
	United States Treasury Note/Bond	4.750%	2/15/2041	13,475	13,478
	United States Treasury Note/Bond	2.250%	5/15/2041	40,360	29,444
	United States Treasury Note/Bond	4.375%	5/15/2041	12,281	11,771
	United States Treasury Note/Bond	1.750%	8/15/2041	61,899	41,482
	United States Treasury Note/Bond	3.750%	8/15/2041	12,000	10,670
	United States Treasury Note/Bond	2.000%	11/15/2041	53,986	37,396
	United States Treasury Note/Bond	3.125%	11/15/2041	10,928	8,928
	United States Treasury Note/Bond	2.375%	2/15/2042	38,737	28,272
	United States Treasury Note/Bond	3.125%	2/15/2042	12,579	10,229
	United States Treasury Note/Bond	3.000%	5/15/2042	11,950	9,513
	United States Treasury Note/Bond	3.250%	5/15/2042	33,020	27,200
	United States Treasury Note/Bond	2.750%	8/15/2042	13,006	9,940
	United States Treasury Note/Bond	3.375%	8/15/2042	34,923	29,147
	United States Treasury Note/Bond	2.750%	11/15/2042	15,070	11,456
	United States Treasury Note/Bond	4.000%	11/15/2042	30,368	27,423
	United States Treasury Note/Bond	3.125%	2/15/2043	12,758	10,203
	United States Treasury Note/Bond	3.875%	2/15/2043	30,237	26,807
	United States Treasury Note/Bond	2.875%	5/15/2043	22,739	17,452
	United States Treasury Note/Bond	3.875%	5/15/2043	30,034	26,551
	United States Treasury Note/Bond	3.625%	8/15/2043	21,797	18,573
	United States Treasury Note/Bond	4.375%	8/15/2043	30,140	28,355
	United States Treasury Note/Bond	3.750%	11/15/2043	19,000	16,426
	United States Treasury Note/Bond	4.750%	11/15/2043	27,857	27,408
	United States Treasury Note/Bond	3.625%	2/15/2044	19,823	16,806
	United States Treasury Note/Bond	4.500%	2/15/2044	29,425	28,033
	United States Treasury Note/Bond	3.375%	5/15/2044	22,842	18,626
	United States Treasury Note/Bond	4.625%	5/15/2044	32,469	31,372
	United States Treasury Note/Bond	3.125%	8/15/2044	17,700	13,851
	United States Treasury Note/Bond	4.125%	8/15/2044	31,343	28,346
	United States Treasury Note/Bond	3.000%	11/15/2044	21,616	16,529
	United States Treasury Note/Bond	4.625%	11/15/2044	32,412	31,253
	United States Treasury Note/Bond	2.500%	2/15/2045	21,038	14,759
	United States Treasury Note/Bond	4.750%	2/15/2045	22,777	22,282
	United States Treasury Note/Bond	3.000%	5/15/2045	9,072	6,898
	United States Treasury Note/Bond	5.000%	5/15/2045	33,739	34,033
	United States Treasury Note/Bond	2.875%	8/15/2045	14,181	10,519
	United States Treasury Note/Bond	4.875%	8/15/2045	31,073	30,837
	United States Treasury Note/Bond	3.000%	11/15/2045	4,995	3,772
	United States Treasury Note/Bond	4.625%	11/15/2045	33,603	32,277
	United States Treasury Note/Bond	2.500%	2/15/2046	20,964	14,461
	United States Treasury Note/Bond	4.625%	2/15/2046	33,784	32,424
	United States Treasury Note/Bond	2.500%	5/15/2046	21,342	14,662
	United States Treasury Note/Bond	5.000%	5/15/2046	73,989	74,552
	United States Treasury Note/Bond	2.250%	8/15/2046	17,894	11,676
	United States Treasury Note/Bond	2.875%	11/15/2046	12,440	9,085

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	2/15/2047	25,250	18,790
	United States Treasury Note/Bond	3.000%	5/15/2047	18,701	13,883
	United States Treasury Note/Bond	2.750%	8/15/2047	22,133	15,650
	United States Treasury Note/Bond	2.750%	11/15/2047	25,190	17,760
	United States Treasury Note/Bond	3.000%	2/15/2048	31,196	22,963
	United States Treasury Note/Bond	3.125%	5/15/2048	35,722	26,826
	United States Treasury Note/Bond	3.000%	8/15/2048	38,399	28,131
	United States Treasury Note/Bond	3.375%	11/15/2048	37,336	29,183
	United States Treasury Note/Bond	3.000%	2/15/2049	39,182	28,568
	United States Treasury Note/Bond	2.875%	5/15/2049	40,285	28,610
	United States Treasury Note/Bond	2.250%	8/15/2049	35,468	22,051
	United States Treasury Note/Bond	2.375%	11/15/2049	34,864	22,205
	United States Treasury Note/Bond	2.000%	2/15/2050	39,681	23,116
	United States Treasury Note/Bond	1.250%	5/15/2050	43,500	20,685
	United States Treasury Note/Bond	1.375%	8/15/2050	52,020	25,506
	United States Treasury Note/Bond	1.625%	11/15/2050	54,024	28,234
	United States Treasury Note/Bond	1.875%	2/15/2051	65,017	36,130
	United States Treasury Note/Bond	2.375%	5/15/2051	63,096	39,467
	United States Treasury Note/Bond	2.000%	8/15/2051	55,375	31,527
	United States Treasury Note/Bond	1.875%	11/15/2051	58,193	31,974
	United States Treasury Note/Bond	2.250%	2/15/2052	48,879	29,434
	United States Treasury Note/Bond	2.875%	5/15/2052	51,652	35,729
	United States Treasury Note/Bond	3.000%	8/15/2052	43,553	30,872
	United States Treasury Note/Bond	4.000%	11/15/2052	60,220	51,504
	United States Treasury Note/Bond	3.625%	2/15/2053	51,109	40,875
	United States Treasury Note/Bond	3.625%	5/15/2053	44,209	35,321
	United States Treasury Note/Bond	4.125%	8/15/2053	48,956	42,758
	United States Treasury Note/Bond	4.750%	11/15/2053	50,192	48,541
	United States Treasury Note/Bond	4.250%	2/15/2054	58,512	52,195
	United States Treasury Note/Bond	4.625%	5/15/2054	54,151	51,424
	United States Treasury Note/Bond	4.250%	8/15/2054	50,734	45,302
	United States Treasury Note/Bond	4.500%	11/15/2054	50,918	47,407
	United States Treasury Note/Bond	4.625%	2/15/2055	37,594	35,739
	United States Treasury Note/Bond	4.750%	5/15/2055	38,145	37,004
	United States Treasury Note/Bond	4.750%	8/15/2055	31,655	30,715
	United States Treasury Note/Bond	4.625%	11/15/2055	19,030	18,105
	United States Treasury Note/Bond	4.750%	2/15/2056	37,694	36,612
	United States Treasury Note/Bond	5.000%	5/15/2056	154,896	156,524
					11,946,636
Agency Bonds and Notes (0.1%)
[4,5]	AID-Israel	5.500%	9/18/2033	400	418
	Federal Farm Credit Banks	4.250%	2/24/2028	250	250
	Federal Farm Credit Banks	4.500%	6/7/2028	5,000	5,024
	Federal Farm Credit Banks	4.250%	12/15/2028	404	404
	Federal Farm Credit Banks	4.750%	4/30/2029	742	752
	Federal Farm Credit Banks	3.500%	9/10/2029	323	316
	Federal Farm Credit Banks	4.000%	4/1/2030	250	248
	Federal Home Loan Banks	3.500%	9/9/2027	1,095	1,087
	Federal Home Loan Banks	4.250%	12/10/2027	4,000	4,003
	Federal Home Loan Banks	3.500%	3/3/2028	1,915	1,893
[4]	Federal Home Loan Banks	4.125%	6/1/2028	3,790	3,783
	Federal Home Loan Banks	3.250%	6/9/2028	2,700	2,651
	Federal Home Loan Banks	4.000%	6/30/2028	2,075	2,066
	Federal Home Loan Banks	3.250%	11/16/2028	1,965	1,922
	Federal Home Loan Banks	4.750%	12/8/2028	165	167
	Federal Home Loan Banks	4.750%	3/10/2034	1,495	1,524
	Federal Home Loan Banks	5.500%	7/15/2036	2,775	2,995
[4,6]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	2,270	2,441
[6]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	6,141	6,770
[6]	Federal National Mortgage Assn.	0.750%	10/8/2027	8,500	8,142
[6]	Federal National Mortgage Assn.	6.250%	5/15/2029	2,000	2,109
[6]	Federal National Mortgage Assn.	7.125%	1/15/2030	2,405	2,630
[6]	Federal National Mortgage Assn.	7.250%	5/15/2030	2,025	2,242
[6]	Federal National Mortgage Assn.	0.875%	8/5/2030	7,000	6,118
[6]	Federal National Mortgage Assn.	6.625%	11/15/2030	9,320	10,189
[6]	Federal National Mortgage Assn.	5.625%	7/15/2037	1,260	1,368
[4]	Private Export Funding Corp.	1.400%	7/15/2028	800	753
[4]	Private Export Funding Corp.	3.650%	3/15/2030	300	292
	Tennessee Valley Authority	3.875%	3/15/2028	1,525	1,516

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Valley Authority	7.125%	5/1/2030	2,000	2,200
	Tennessee Valley Authority	3.875%	8/1/2030	675	665
	Tennessee Valley Authority	1.500%	9/15/2031	1,650	1,432
[4]	Tennessee Valley Authority	4.700%	7/15/2033	575	585
	Tennessee Valley Authority	4.375%	8/1/2034	728	721
	Tennessee Valley Authority	4.875%	5/15/2035	964	986
	Tennessee Valley Authority	4.650%	6/15/2035	500	503
	Tennessee Valley Authority	5.880%	4/1/2036	785	864
	Tennessee Valley Authority	5.500%	6/15/2038	225	239
	Tennessee Valley Authority	5.250%	9/15/2039	2,417	2,508
	Tennessee Valley Authority	3.500%	12/15/2042	200	166
	Tennessee Valley Authority	4.250%	9/15/2052	500	424
	Tennessee Valley Authority	5.250%	2/1/2055	700	691
	Tennessee Valley Authority	5.375%	4/1/2056	1,580	1,585
	Tennessee Valley Authority	4.625%	9/15/2060	519	459
	Tennessee Valley Authority	4.250%	9/15/2065	700	572
					88,673
Conventional Mortgage-Backed Securities (7.4%)
[4,6]	Freddie Mac Gold Pool	2.000%	8/1/2028–12/1/2031	427	411
[4,6]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	7,020	6,775
[4,6]	Freddie Mac Gold Pool	3.000%	5/1/2029–2/1/2047	33,283	30,473
[4,6]	Freddie Mac Gold Pool	3.500%	8/1/2026–11/1/2048	43,794	40,816
[4,6]	Freddie Mac Gold Pool	4.000%	9/1/2033–11/1/2048	26,160	25,057
[4,6]	Freddie Mac Gold Pool	4.500%	7/1/2029–1/1/2049	11,513	11,340
[4,6]	Freddie Mac Gold Pool	5.000%	10/1/2029–1/1/2049	3,080	3,097
[4,6]	Freddie Mac Gold Pool	5.500%	4/1/2028–12/1/2038	1,659	1,689
[4,6]	Freddie Mac Gold Pool	6.000%	7/1/2028–5/1/2040	1,238	1,281
[4,6]	Freddie Mac Gold Pool	7.000%	1/1/2027–12/1/2038	99	103
[4,6]	Freddie Mac Gold Pool	7.500%	12/1/2026–1/1/2032	1	—
[4,6]	Freddie Mac Gold Pool	8.000%	8/1/2026–1/1/2031	4	4
[4]	Ginnie Mae I Pool	3.000%	9/15/2042–7/15/2043	1,678	1,530
[4]	Ginnie Mae I Pool	3.500%	1/15/2027–9/15/2049	2,794	2,609
[4]	Ginnie Mae I Pool	4.000%	4/15/2039–6/15/2046	4,093	3,921
[4]	Ginnie Mae I Pool	4.500%	7/15/2033–2/15/2049	3,547	3,493
[4]	Ginnie Mae I Pool	5.000%	2/15/2039–9/15/2040	1,129	1,140
[4]	Ginnie Mae I Pool	6.000%	6/15/2032	36	37
[4]	Ginnie Mae I Pool	6.500%	4/15/2028–8/15/2039	201	207
[4]	Ginnie Mae I Pool	7.000%	5/15/2027–8/15/2032	86	86
[4]	Ginnie Mae I Pool	7.500%	12/15/2026–3/15/2032	12	13
[4]	Ginnie Mae I Pool	8.000%	9/15/2026–3/15/2032	10	10
[4]	Ginnie Mae I Pool	8.500%	1/15/2027–6/15/2030	2	3
[4]	Ginnie Mae II Pool	1.500%	2/20/2051–12/20/2051	3,577	2,808
[4,7]	Ginnie Mae II Pool	2.000%	8/20/2050–8/15/2056	129,734	106,427
[4,7]	Ginnie Mae II Pool	2.500%	6/20/2027–8/15/2056	128,447	109,877
[4,7]	Ginnie Mae II Pool	3.000%	6/20/2028–7/15/2056	128,712	115,227
[4]	Ginnie Mae II Pool	3.500%	7/20/2026–2/20/2056	110,480	101,637
[4]	Ginnie Mae II Pool	4.000%	8/20/2040–8/20/2055	81,826	77,359
[4,7]	Ginnie Mae II Pool	4.500%	11/20/2035–7/15/2056	127,780	123,561
[4,7]	Ginnie Mae II Pool	5.000%	5/20/2039–8/15/2056	221,116	218,709
[4,7]	Ginnie Mae II Pool	5.500%	11/20/2052–8/15/2056	193,144	194,863
[4,7]	Ginnie Mae II Pool	6.000%	12/20/2052–7/15/2056	96,013	98,453
[4]	Ginnie Mae II Pool	6.500%	12/20/2035–8/20/2055	26,982	28,103
[4]	Ginnie Mae II Pool	7.000%	4/20/2038–9/20/2054	4,140	4,307
[4]	Ginnie Mae II Pool	7.500%	12/20/2053	182	189
[4,6]	UMBS Pool	1.500%	7/1/2035–4/1/2052	159,245	130,277
[4,6,7]	UMBS Pool	2.000%	11/1/2027–8/25/2056	721,508	596,479
[4,6,7]	UMBS Pool	2.500%	1/1/2027–8/25/2056	498,358	427,022
[4,6,7]	UMBS Pool	3.000%	12/1/2028–8/25/2056	301,176	268,648
[4,6,7]	UMBS Pool	3.500%	7/1/2026–7/25/2056	182,964	168,848
[4,6,7]	UMBS Pool	4.000%	7/1/2026–7/25/2056	179,700	170,283
[4,6,7]	UMBS Pool	4.500%	6/1/2028–8/25/2056	207,510	201,345
[4,6,7]	UMBS Pool	5.000%	3/1/2028–8/25/2056	435,854	431,381
[4,6,7]	UMBS Pool	5.500%	1/1/2032–8/25/2056	483,704	488,506
[4,6,7]	UMBS Pool	6.000%	6/1/2028–8/25/2056	362,324	372,534
[4,6,7]	UMBS Pool	6.500%	11/1/2052–7/25/2056	135,660	141,280
[4,6]	UMBS Pool	7.000%	10/1/2026–8/1/2055	19,865	21,048
[4,6]	UMBS Pool	7.500%	5/1/2027–1/1/2054	939	1,010
[4,6]	UMBS Pool	8.000%	11/1/2029–10/1/2030	1	—

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	UMBS Pool	8.500%	7/1/2027–7/1/2030	4	4
					4,734,280
Nonconventional Mortgage-Backed Securities (0.0%)
[4,6,8]	Fannie Mae Pool, 1YR CMT + 2.313%	5.938%	1/1/2035	6	6
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.553%	12/1/2041	8	8
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	19	20
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.428%	6.068%	7/1/2036	6	6
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.745%	3/1/2043	53	55
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	12	12
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.930%	12/1/2043	25	26
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.308%	9/1/2043	3	4
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.281%	7/1/2043	40	41
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	24	25
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.622%	6.229%	6/1/2043	13	14
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.873%	2/1/2036	5	5
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.627%	5.752%	3/1/2038	2	2
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.660%	6.409%	8/1/2035	16	16
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.672%	5.976%	6/1/2042	45	47
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.345%	10/1/2042	17	18
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.916%	5/1/2040	3	3
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	9	10
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	25	26
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.695%	6.445%	7/1/2039	1	1
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040–10/1/2042	14	15
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.970%	12/1/2040	11	11
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	2	2
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	2	2
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.710%	5.960%	1/1/2037	4	4
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.717%	6.216%	8/1/2039	27	28
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.734%	5.921%	5/1/2042	12	13
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.419%	9/1/2034	4	4
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	2	2
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.353%	7/1/2041	32	34
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	6	7
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.769%	6.391%	9/1/2043	22	23
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.780%	5.905%	2/1/2041	3	3
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.781%	6.228%	7/1/2042	18	19
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.788%	6.017%	5/1/2042	5	6
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.149%	2/1/2042	14	14
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.316%	3/1/2042	23	24
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.280%	8/1/2042	42	44
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.795%	5.989%	3/1/2042	30	31
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.802%	6.105%	2/1/2042	48	50
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.804%	6.261%	11/1/2039	9	9
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.212%	11/1/2041	13	13
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/2040	3	3
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	10	10
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	5	5
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.060%	2/1/2041	7	7
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	4	4
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	12	12
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	2/1/2041	5	5
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.179%	5/1/2041	14	15
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040–6/1/2041	4	4
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.293%	12/1/2041	16	17
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	11	11
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.075%	3/1/2041	7	7
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.066%	3/1/2041	9	9
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.972%	4/1/2041	16	17
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	8	8
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.833%	6.459%	9/1/2040	5	5
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.960%	5/1/2040	4	4
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.085%	1/1/2040	7	7
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	11	12
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	7	7
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.363%	11/1/2034	9	9
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.034%	4/1/2037	14	14
[4,6,8]	Fannie Mae Pool, RFUCCT6M + 0.989%	4.989%	4/1/2037	6	6
[4,6,8]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.955%	8/1/2037	14	14

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6,8]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.875%	2/1/2036	6	6
[4,6,8]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.068%	11/1/2034	10	10
[4,6,8]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	2	2
[4,6,8]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.042%	10/1/2036	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	5.400%	9/1/2037	2	2
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.015%	12/1/2036	7	8
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042–11/1/2043	24	25
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	5	5
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.040%	12/1/2034	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	5.878%	2/1/2037	3	3
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.977%	1/1/2035	1	1
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/2035	3	3
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.118%	12/1/2036	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/2040	10	11
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.875%	5/1/2038	2	2
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.074%	12/1/2041	23	24
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.831%	6.208%	2/1/2042	5	5
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.230%	5/1/2037	6	7
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.856%	6.581%	3/1/2042	4	5
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.005%	5/1/2040–3/1/2041	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/2040–1/1/2041	3	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	11	11
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	5	5
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.630%	6/1/2040	2	2
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.058%	2/1/2042	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	6	7
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.350%	11/1/2040	7	7
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	1	2
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.035%	2/1/2041	5	5
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.065%	2/1/2041	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.160%	1/1/2041	3	3
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.210%	3/1/2038	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	5.786%	1/1/2037	17	17
[4,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	1/20/2041–3/20/2043	169	172
[4,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.125%	10/20/2038–12/20/2043	209	214
[4,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2041–8/20/2041	81	83
[4,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	4/20/2041–6/20/2043	110	112
[4,8]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.625%	11/20/2040	3	3
[4,8]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	12	12
					1,721
Total U.S. Government and Agency Obligations (Cost $17,778,269)					16,771,310
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	75	76
[4]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	90	90
[4]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	450	446
[4]	Ally Auto Receivables Trust Series 2026-1	3.920%	10/15/2030	430	427
[4]	Ally Auto Receivables Trust Series 2026-1	4.020%	6/15/2031	870	857
[4]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/2030	375	378
[4]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/2028	420	421
[4]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	420	427
[4]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	1,200	1,227
[4]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/17/2029	1,000	1,004
[4]	American Express Credit Account Master Trust Series 2025-4	4.300%	7/15/2030	720	719
[4]	American Express Credit Account Master Trust Series 2025-5	4.510%	7/15/2032	800	802
[4]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/2028	100	101
[4]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/2029	1,000	1,006
[4]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	250	250
[4]	BA Credit Card Trust Series 2026-A1	4.220%	4/15/2031	923	920
[4]	BANK Series 2017-BNK4	3.625%	5/15/2050	800	792
[4]	BANK Series 2017-BNK5	3.390%	6/15/2060	700	691
[4]	BANK Series 2017-BNK5	3.624%	6/15/2060	350	344
[4]	BANK Series 2017-BNK6	3.254%	7/15/2060	147	145
[4]	BANK Series 2017-BNK6	3.518%	7/15/2060	980	968
[4]	BANK Series 2017-BNK6	3.741%	7/15/2060	780	767
[4]	BANK Series 2017-BNK7	3.175%	9/15/2060	471	464
[4]	BANK Series 2017-BNK7	3.435%	9/15/2060	275	271
[4]	BANK Series 2017-BNK7	3.748%	9/15/2060	300	291
[4]	BANK Series 2017-BNK8	3.488%	11/15/2050	600	585

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Series 2017-BNK8	3.731%	11/15/2050	100	96
[4]	BANK Series 2017-BNK8	4.225%	11/15/2050	250	214
[4]	BANK Series 2017-BNK9	3.538%	11/15/2054	594	584
[4]	BANK Series 2018-BNK10	3.641%	2/15/2061	35	35
[4]	BANK Series 2018-BNK10	3.688%	2/15/2061	400	394
[4]	BANK Series 2018-BNK10	3.898%	2/15/2061	150	147
[4]	BANK Series 2018-BNK11	4.046%	3/15/2061	400	395
[4]	BANK Series 2018-BNK12	4.255%	5/15/2061	500	494
[4]	BANK Series 2018-BNK12	4.450%	5/15/2061	150	145
[4]	BANK Series 2018-BNK13	3.953%	8/15/2061	125	123
[4]	BANK Series 2018-BNK13	4.217%	8/15/2061	825	814
[4]	BANK Series 2018-BNK14	3.966%	9/15/2060	100	98
[4]	BANK Series 2018-BNK14	4.128%	9/15/2060	114	113
[4]	BANK Series 2018-BNK14	4.231%	9/15/2060	250	247
[4]	BANK Series 2018-BNK14	4.481%	9/15/2060	175	169
[4]	BANK Series 2018-BNK15	4.407%	11/15/2061	470	465
[4]	BANK Series 2019-BNK16	4.005%	2/15/2052	275	269
[4]	BANK Series 2019-BNK17	3.714%	4/15/2052	360	349
[4]	BANK Series 2019-BNK17	3.976%	4/15/2052	75	72
[4]	BANK Series 2019-BNK18	3.584%	5/15/2062	640	615
[4]	BANK Series 2019-BNK18	3.826%	5/15/2062	200	179
[4]	BANK Series 2019-BNK19	3.183%	8/15/2061	550	520
[4]	BANK Series 2019-BNK20	3.011%	9/15/2062	725	684
[4]	BANK Series 2019-BNK21	2.851%	10/17/2052	595	561
[4]	BANK Series 2019-BNK21	3.093%	10/17/2052	300	280
[4]	BANK Series 2019-BNK22	2.978%	11/15/2062	315	297
[4]	BANK Series 2019-BNK23	2.920%	12/15/2052	735	690
[4]	BANK Series 2019-BNK23	3.203%	12/15/2052	275	254
[4]	BANK Series 2019-BNK24	2.960%	11/15/2062	575	540
[4]	BANK Series 2019-BNK24	3.283%	11/15/2062	275	254
[4]	BANK Series 2020-BNK25	2.649%	1/15/2063	375	347
[4]	BANK Series 2020-BNK25	2.841%	1/15/2063	265	243
[4]	BANK Series 2020-BNK26	2.403%	3/15/2063	675	617
[4]	BANK Series 2020-BNK26	2.687%	3/15/2063	215	194
[4]	BANK Series 2020-BNK27	2.144%	4/15/2063	600	534
[4]	BANK Series 2020-BNK27	2.551%	4/15/2063	175	153
[4]	BANK Series 2020-BNK28	1.844%	3/15/2063	180	159
[4]	BANK Series 2020-BNK29	1.997%	11/15/2053	250	220
[4]	BANK Series 2020-BNK30	1.925%	12/15/2053	300	265
[4]	BANK Series 2020-BNK30	2.111%	12/15/2053	35	30
[4]	BANK Series 2021-BNK31	2.036%	2/15/2054	225	199
[4]	BANK Series 2021-BNK31	2.211%	2/15/2054	125	109
[4]	BANK Series 2021-BNK32	2.643%	4/15/2054	350	316
[4]	BANK Series 2021-BNK33	2.556%	5/15/2064	175	157
[4]	BANK Series 2021-BNK34	2.438%	6/15/2063	675	595
[4]	BANK Series 2021-BNK35	2.285%	6/15/2064	400	352
[4]	BANK Series 2021-BNK36	2.470%	9/15/2064	600	532
[4]	BANK Series 2021-BNK36	2.695%	9/15/2064	175	153
[4]	BANK Series 2021-BNK37	2.618%	11/15/2064	600	532
[4]	BANK Series 2022-BNK39	3.181%	2/15/2055	30	27
[4]	BANK Series 2022-BNK43	4.399%	8/15/2055	800	774
[4]	BANK Series 2022-BNK43	4.830%	8/15/2055	175	170
[4]	BANK Series 2023-5YR2	6.656%	7/15/2056	500	514
[4]	BANK Series 2023-5YR2	7.379%	7/15/2056	175	181
[4]	BANK Series 2023-5YR3	6.724%	9/15/2056	250	258
[4]	BANK Series 2023-5YR3	7.559%	9/15/2056	250	261
[4]	BANK Series 2023-5YR3	7.559%	9/15/2056	100	104
[4]	BANK Series 2023-BNK45	5.203%	2/15/2056	250	251
[4]	BANK Series 2023-BNK45	5.651%	2/15/2056	150	153
[4]	BANK Series 2023-BNK46	5.745%	8/15/2056	500	518
[4]	BANK Series 2023-BNK46	6.385%	8/15/2056	115	120
[4]	BANK Series 2024-5YR8	5.884%	8/15/2057	390	401
[4]	BANK Series 2024-5YR9	5.614%	8/15/2057	400	408
[4]	BANK Series 2024-BNK47	5.716%	6/15/2057	700	729
[4]	BANK Series 2024-BNK48	5.053%	10/15/2057	690	690
[4]	BANK Series 2024-BNK48	5.355%	10/15/2057	580	576
[4]	BANK Series 2025-BNK49	5.623%	3/15/2058	950	986
[4]	BANK Series 2025-BNK49	6.025%	3/15/2058	300	310
[4]	BANK Series 2025-BNK51	5.290%	12/25/2067	1,000	1,013
[4]	BANK Series 2025-BNK51	5.544%	12/25/2067	300	302

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	BANK Series 2026-BNK52	5.586%	6/15/2036	560	581
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	1,080	1,073
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/2050	420	416
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	225	217
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/2052	1,150	1,087
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/2052	100	93
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	625	591
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/2052	375	352
[4]	Barclays Dryrock Issuance Trust Series 2025-1	3.970%	7/15/2031	500	495
[4]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/2050	1,175	1,166
[4]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/2050	325	320
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	500	492
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	2,250	2,072
[4]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/2053	143	130
[4]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/2053	150	135
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	525	468
[4]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/2053	110	97
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	650	581
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	225	198
[4]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/2054	100	87
[4]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/2054	375	332
[4]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/2055	950	852
[4]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/2056	750	776
[4]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/2056	250	255
[4]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/2056	75	77
[4]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/2056	175	181
[4]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/2056	75	78
[4]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/2056	500	527
[4]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/2056	250	264
[4]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/2056	100	102
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	300	326
[4]	BBCMS Mortgage Trust Series 2023-C22	7.368%	11/15/2056	100	109
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	800	818
[4]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/2057	1,740	1,788
[4]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	200	204
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	50	51
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	500	524
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	312	319
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	1,150	1,183
[4]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/2062	800	819
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	300	313
[4]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	513	531
[4]	BBCMS Mortgage Trust Series 2025-C39	5.297%	12/15/2058	1,700	1,725
[4]	BBCMS Mortgage Trust Series 2025-C39	5.492%	12/15/2058	350	351
[4]	BBCMS Mortgage Trust Series 2025-C39	6.012%	12/15/2058	110	111
[4]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	1,300	1,317
[4]	BBCMS Mortgage Trust Series 2026-5C40	5.529%	2/15/2059	490	495
[4]	BBCMS Mortgage Trust Series 2026-5C42	5.598%	6/15/2059	710	730
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	624	564
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	450	443
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/2051	200	194
[4]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/2051	2,280	2,246
[4]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/2051	625	589
[4]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/2051	1,000	985
[4]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/2051	250	246
[4]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/2051	500	479
[4]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/2051	1,175	1,158
[4]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/2051	450	444
[4]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/2051	125	121
[4]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/2053	25	25
[4]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/2052	435	427
[4]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/2052	200	194
[4]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/2052	85	83
[4]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/2052	261	255
[4]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/2062	300	291
[4]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/2062	125	119
[4]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/2052	167	160
[4]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/2052	1,450	1,394

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/2052	310	285
[4]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/2057	300	283
[4]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/2062	225	212
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/2072	265	247
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	375	348
[4]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/2053	100	92
[4]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/2053	49	46
[4]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/2053	850	764
[4]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/2053	105	92
[4]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/2053	212	189
[4]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/2053	75	63
[4]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/2053	425	376
[4]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/2053	35	30
[4]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/2053	525	463
[4]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/2053	50	44
[4]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/2054	400	352
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/2043	575	502
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/2043	175	149
[4]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/2054	1,875	1,649
[4]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/2054	275	232
[4]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/2054	500	448
[4]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/2054	100	88
[4]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/2054	550	492
[4]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/2054	250	218
[4]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/2054	575	514
[4]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/2054	350	307
[4]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/2054	75	70
[4]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/2054	225	198
[4]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/2054	75	66
[4]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/2054	925	822
[4]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	500	445
[4]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/2055	1,425	1,263
[4]	Benchmark Mortgage Trust Series 2022-B32	3.526%	1/15/2055	300	262
[4]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/2055	300	277
[4]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/2055	250	231
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	375	364
[4]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/2055	100	97
[4]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/2056	825	859
[4]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/2056	250	257
[4]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/2055	325	330
[4]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/2055	175	179
[4]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/2056	80	82
[4]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/2056	260	269
[4]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/2057	100	102
[4]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/2057	50	51
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	500	505
[4]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/2057	250	252
[4]	Benchmark Mortgage Trust Series 2025-B41	5.407%	7/15/2068	180	184
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	79	81
[4]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/2058	1,750	1,805
[4]	Benchmark Mortgage Trust Series 2025-V18	5.184%	10/15/2058	3,470	3,504
[4]	Benchmark Mortgage Trust Series 2026-V20	5.184%	2/15/2059	670	677
[4]	Benchmark Mortgage Trust Series 2026-V20	5.436%	2/15/2059	250	252
[4]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/2055	275	253
[4]	BMO Mortgage Trust Series 2022-C2	4.970%	7/15/2054	300	300
[4]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/2054	900	909
[4]	BMO Mortgage Trust Series 2022-C3	5.502%	9/15/2054	125	126
[4]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/2056	1,000	1,026
[4]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/2056	500	517
[4]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/2056	300	313
[4]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/2056	800	831
[4]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/2056	275	276
[4]	BMO Mortgage Trust Series 2023-C4	5.540%	2/15/2056	50	51
[4]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/2056	200	206
[4]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/2056	75	78
[4]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/2056	500	521
[4]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/2056	160	168
[4]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/2056	400	427
[4]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	300	305
[4]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/2057	50	51

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	600	623
[4]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/2057	600	623
[4]	BMO Mortgage Trust Series 2024-5C4	7.251%	5/15/2057	600	620
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	450	459
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	615	635
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	900	939
[4]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/2057	965	1,006
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	250	256
[4]	BMO Mortgage Trust Series 2025-5C13	5.227%	12/15/2058	400	404
[4]	BMO Mortgage Trust Series 2025-5C13	5.575%	12/15/2058	280	282
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	500	520
[4]	BMO Mortgage Trust Series 2025-C12	5.573%	6/15/2058	700	723
[4]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	1,200	1,220
[4]	BMO Mortgage Trust Series 2026-5C14	5.209%	3/15/2059	1,190	1,202
[4]	BMO Mortgage Trust Series 2026-5C14	5.539%	3/15/2059	300	302
[4]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/2028	240	240
[4]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/2028	300	300
[4]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/2028	100	100
[4]	BMW Vehicle Lease Trust Series 2026-1	4.150%	5/25/2029	280	279
[4]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/2028	19	20
[4]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	32	32
[4]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/2029	500	501
[4]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/2032	100	100
[4]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/2052	65	63
[4]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/2052	550	518
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/2053	560	522
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/2053	240	214
[4]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/2030	2,175	2,049
[4]	Capital One Multi-Asset Execution Trust Series 2025-A1	3.820%	9/15/2030	1,301	1,286
[4]	Capital One Multi-Asset Execution Trust Series 2025-A2	4.020%	9/15/2032	589	579
[4]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	1,950	1,912
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/2028	28	28
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	100	100
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	215	216
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	105	105
[4]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/2027	24	24
[4]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/2027	10	10
[4]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/2029	150	150
[4]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/2028	63	63
[4]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	100	100
[4]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/2028	64	64
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	120	121
[4]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/2028	43	43
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	150	152
[4]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	85	86
[4]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	50	50
[4]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/2029	487	490
[4]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/2030	400	403
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	413	414
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	160	160
[4]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	700	703
[4]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	250	251
[4]	CarMax Auto Owner Trust Series 2025-3	4.350%	7/15/2030	325	325
[4]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	325	325
[4]	CarMax Auto Owner Trust Series 2025-4	3.970%	12/16/2030	200	198
[4]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	120	119
[4]	CarMax Auto Owner Trust Series 2026-1	4.040%	3/17/2031	620	615
[4]	CarMax Auto Owner Trust Series 2026-1	4.180%	3/15/2032	480	476
[4]	CarMax Select Receivables Trust Series 2025-B	4.120%	3/15/2030	150	149
[4]	CarMax Select Receivables Trust Series 2026-A	3.990%	5/17/2032	470	465
[4]	CarMax Select Receivables Trust Series 2026-B	4.640%	12/16/2030	539	539
[4]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/2030	57	57
[4]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/2031	62	62
[4]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/2030	400	401
[4]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/2031	250	250
[4]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	250	249
[4]	Carvana Auto Receivables Trust Series 2025-P4	4.590%	1/12/2032	150	148
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	378	377
[4]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/2049	600	593
[4]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	503	495

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/2050	131	116
[4]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/2050	300	293
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/2050	475	468
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	275	269
[4]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/2051	12	12
[4]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/2051	575	568
[4]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/2057	191	180
[4]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/2057	775	725
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/2058	22	22
[4]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/2050	300	297
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/2050	800	788
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/2050	200	196
[4]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/2030	480	487
[4]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/2031	450	453
[4]	Chase Issuance Trust Series 2025-A1	4.160%	7/15/2030	3,500	3,486
[4]	Chase Issuance Trust Series 2026-A1	4.400%	5/15/2031	2,400	2,402
[4]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/2039	391	428
[4]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/2030	1,000	990
[4]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	700	699
[4]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/2032	400	400
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/2048	154	148
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	50	49
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/2049	323	319
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/2049	110	110
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/2050	74	73
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	1,100	1,082
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/2050	150	146
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/2051	162	160
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	1,200	1,185
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/2051	134	132
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	675	637
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/2056	975	919
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/2052	1,125	1,057
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/2053	450	414
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/2053	190	171
[4]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.712%	5/15/2054	475	467
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	85	85
[4]	CNH Equipment Trust Series 2022-B	3.890%	11/15/2027	5	5
[4]	CNH Equipment Trust Series 2022-B	3.910%	3/15/2028	50	50
[4]	CNH Equipment Trust Series 2023-A	4.810%	8/15/2028	78	78
[4]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	50	50
[4]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	191	193
[4]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	50	51
[4]	CNH Equipment Trust Series 2024-A	4.770%	6/15/2029	116	116
[4]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	50	50
[4]	CNH Equipment Trust Series 2024-B	5.190%	9/17/2029	831	836
[4]	CNH Equipment Trust Series 2024-B	5.230%	11/17/2031	570	578
[4]	CNH Equipment Trust Series 2024-C	4.120%	3/15/2032	140	139
[4]	CNH Equipment Trust Series 2025-A	4.540%	9/15/2032	250	250
[4]	CNH Equipment Trust Series 2025-B	4.300%	10/15/2030	300	299
[4]	CNH Equipment Trust Series 2025-B	4.430%	1/18/2033	300	299
[4]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/2046	27	26
[4]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/2046	37	15
[4]	COMM Mortgage Trust Series 2014-CR14	3.246%	2/10/2047	59	58
[4]	COMM Mortgage Trust Series 2014-CR15	3.911%	2/10/2047	37	35
[4]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/2050	125	124
[4]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/2051	500	490
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	450	421
[4]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/2057	150	138
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.891%	4/15/2050	117	114
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/2050	575	561
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/2051	1,200	1,185
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/2051	250	247
[4]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/2052	2,475	2,416
[4]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/2052	1,125	1,078
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/2054	1,075	985
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/2054	175	155
[4]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/2051	400	396
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	600	592
[4]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/2050	150	146

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	200	178
[4]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/2028	13	13
[4]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/2032	500	501
[4]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/2028	19	19
[4]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/2028	38	38
[4]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/2028	51	52
[4]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/2029	59	59
[4]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/2029	15	15
[4]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/2028	10	10
[4]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/2030	112	112
[4]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/2029	29	29
[4]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/2028	62	62
[4]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	800	796
[4]	Exeter Automobile Receivables Trust Series 2026-1A	4.220%	10/15/2030	374	370
[4,6]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/2026	3	3
[4,6]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/2026	136	136
[4,6]	Fannie Mae-Aces Series 2016-M12	2.519%	9/25/2026	479	477
[4,6]	Fannie Mae-Aces Series 2017-M5	3.120%	4/25/2029	132	127
[4,6]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	456	451
[4,6]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	936	926
[4,6]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	409	393
[4,6]	Fannie Mae-Aces Series 2017-M12	3.167%	6/25/2027	595	588
[4,6]	Fannie Mae-Aces Series 2017-M14	2.869%	11/25/2027	235	230
[4,6]	Fannie Mae-Aces Series 2017-M15	3.218%	11/25/2027	822	811
[4,6]	Fannie Mae-Aces Series 2018-M1	3.081%	12/25/2027	336	330
[4,6]	Fannie Mae-Aces Series 2018-M2	3.026%	1/25/2028	1,085	1,061
[4,6]	Fannie Mae-Aces Series 2018-M3	3.177%	2/25/2030	185	177
[4,6]	Fannie Mae-Aces Series 2018-M4	3.169%	3/25/2028	434	426
[4,6]	Fannie Mae-Aces Series 2018-M7	3.130%	3/25/2028	329	323
[4,6]	Fannie Mae-Aces Series 2018-M10	3.473%	7/25/2028	177	174
[4,6]	Fannie Mae-Aces Series 2018-M12	3.776%	8/25/2030	762	741
[4,6]	Fannie Mae-Aces Series 2018-M13	3.893%	9/25/2030	540	527
[4,6]	Fannie Mae-Aces Series 2018-M14	3.697%	8/25/2028	630	619
[4,6]	Fannie Mae-Aces Series 2019-M1	3.679%	9/25/2028	526	517
[4,6]	Fannie Mae-Aces Series 2019-M2	3.748%	11/25/2028	648	636
[4,6]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/2031	745	718
[4,6]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	677	658
[4,6]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/2029	732	708
[4,6]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/2029	891	860
[4,6]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	2,523	2,421
[4,6]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	888	841
[4,6]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/2031	1,603	1,454
[4,6]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/2031	110	102
[4,6]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	1,167	1,105
[4,6]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	182	170
[4,6]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/2029	815	767
[4,6]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/2030	440	410
[4,6]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/2030	270	246
[4,6]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/2030	350	314
[4,6]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	1,150	1,022
[4,6]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/2030	870	785
[4,6]	Fannie Mae-Aces Series 2020-M52	1.367%	10/25/2030	895	793
[4,6]	Fannie Mae-Aces Series 2021-M1	1.431%	11/25/2030	715	634
[4,6]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/2030	225	199
[4,6]	Fannie Mae-Aces Series 2021-M3G	1.286%	1/25/2031	1,050	918
[4,6]	Fannie Mae-Aces Series 2021-M4	1.513%	2/25/2031	4,275	3,759
[4,6]	Fannie Mae-Aces Series 2021-M11	1.505%	3/25/2031	1,900	1,658
[4,6]	Fannie Mae-Aces Series 2021-M13	1.651%	4/25/2031	215	189
[4,6]	Fannie Mae-Aces Series 2021-M13	1.687%	3/25/2033	200	166
[4,6]	Fannie Mae-Aces Series 2021-M19	1.796%	10/25/2031	1,250	1,092
[4,6]	Fannie Mae-Aces Series 2022-M1	1.725%	10/25/2031	1,500	1,301
[4,6]	Fannie Mae-Aces Series 2022-M1G	1.582%	9/25/2031	325	284
[4,6]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/2031	450	390
[4,6]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/2030	750	695
[4,6]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/2031	725	636
[4,6]	Fannie Mae-Aces Series 2022-M10	1.991%	1/25/2032	1,052	924
[4,6]	Fannie Mae-Aces Series 2023-M1S	4.647%	4/25/2033	640	636
[4,6]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/2028	586	583
[4,6]	Fannie Mae-Aces Series 2023-M8	4.625%	3/25/2033	300	299
[4,6]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/2032	660	667

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	400	391
[4,6]	Fannie Mae-Aces Series 2026-G1	4.500%	11/25/2032	3,850	3,834
[4,6]	Fannie Mae-Aces Series 2026-M11	4.250%	4/25/2033	1,750	1,711
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/2026	214	213
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/2026	414	412
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/2026	676	673
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/2026	998	993
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/2026	1,874	1,866
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/2027	1,746	1,737
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/2027	915	907
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/2027	591	585
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/2027	875	864
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	500	494
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	841	829
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	275	271
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	960	946
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	450	444
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	500	492
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	988	976
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/2028	669	661
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/2028	2,575	2,551
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/2028	500	495
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/2028	1,000	990
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/2028	100	99
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	800	791
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	1,200	1,185
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	550	543
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	3,425	3,392
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/2028	2,400	2,363
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/2028	1,025	1,015
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	772	759
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	1,175	1,153
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/2029	475	465
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	900	877
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/2029	300	293
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/2029	975	945
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	1,615	1,554
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	1,150	1,101
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/2029	1,150	1,098
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/2029	1,000	947
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K097	2.508%	7/25/2029	625	591
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/2029	1,850	1,743
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/2029	850	804
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/2029	1,500	1,413
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/2029	1,400	1,320
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/2029	1,100	1,039
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/2030	1,835	1,708
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/2030	990	908
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/2030	600	542
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/2030	1,000	902
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/2030	225	203
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/2030	550	491
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/2030	500	445
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/2030	700	623
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/2030	1,250	1,110
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/2030	1,200	1,064
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/2030	1,600	1,421
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/2030	1,100	974
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/2030	96	89
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/2030	700	621
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/2030	35	32
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/2030	700	619
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/2030	2,150	1,909
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/2030	1,225	1,087
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/2031	875	782
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/2031	1,075	971
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/2031	600	542
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/2031	1,115	1,003
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/2030	203	187
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/2031	1,800	1,607

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/2031	700	617
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/2031	5,750	5,089
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/2031	500	444
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/2031	900	800
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/2031	93	87
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/2031	850	761
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/2031	550	490
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/2032	725	654
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/2032	550	489
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/2032	2,050	1,830
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/2055	95	89
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/2032	500	472
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/2031	400	378
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/2029	1,600	1,555
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	900	844
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/2032	250	242
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/2032	400	376
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/2032	400	389
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/2033	850	805
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	400	396
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/2033	275	270
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/2033	850	830
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/2033	375	360
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/2030	300	293
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/2030	300	294
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/2033	600	596
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/2033	950	943
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/2033	500	508
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/2034	1,300	1,329
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/2034	515	509
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/2034	825	830
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	925	891
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/2034	600	599
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K171	4.400%	6/25/2035	350	343
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K175	4.420%	10/25/2035	790	774
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K176	4.385%	12/25/2035	510	498
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K178	4.400%	2/25/2036	1,320	1,290
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K180	4.350%	4/25/2035	1,725	1,676
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/2028	640	643
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/2028	480	481
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	450	452
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/2028	800	803
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	550	553
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/2028	400	404
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	250	252
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/2028	276	279
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	500	502
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/2029	750	764
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	650	664
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/2029	600	611
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/2029	530	540
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/2029	540	548
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/2029	300	301
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/2029	500	501
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/2029	300	298
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/2030	326	325
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/2030	3,000	2,997
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K541	4.348%	2/25/2030	3,000	2,984
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K542	4.404%	4/25/2030	1,650	1,647
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K543	4.329%	6/25/2030	250	248
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	300	299
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K548	4.320%	9/25/2030	325	323
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K551	4.165%	11/25/2030	585	577
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K561	4.120%	3/25/2031	1,480	1,456
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/2026	1,398	1,391
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/2027	1,800	1,749
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/2027	1,645	1,583
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/2028	850	815
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/2028	550	524
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	400	380

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	1,095	1,035
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/2028	725	689
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/2028	650	616
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/2029	125	117
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/2030	650	648
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/2030	640	635
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/2030	800	797
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/2030	350	356
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/2031	500	509
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/2031	1,100	1,097
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/2031	1,725	1,737
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	1,000	1,012
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/2032	250	250
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K761	4.400%	6/25/2032	3,200	3,174
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K762	4.360%	9/25/2032	6,000	5,934
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K763	4.170%	10/25/2032	6,300	6,161
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K765	4.170%	2/25/2033	2,500	2,439
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/2031	300	290
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/2034	2,135	2,011
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/2031	375	359
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/2034	950	882
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	2,295	2,010
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/2034	950	830
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/2035	625	506
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/2035	875	690
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/2035	1,250	991
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/2035	375	297
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/2035	1,065	847
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/2035	236	203
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/2036	875	720
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	700	557
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/2036	675	545
[4,6]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/2035	3,000	3,067
[4]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/2028	148	149
[4]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	100	101
[4]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	250	251
[4]	First National Master Note Trust Series 2026-1	4.610%	5/15/2031	1,830	1,833
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	400	402
[4]	Ford Credit Auto Lease Trust Series 2025-B	4.230%	12/15/2028	800	799
[4]	Ford Credit Auto Lease Trust Series 2025-B	4.300%	8/15/2029	300	299
[4]	Ford Credit Auto Lease Trust Series 2026-A	4.000%	7/15/2029	773	768
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/2028	26	26
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	75	75
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/2028	72	72
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	50	50
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	150	152
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	640	645
[4]	Ford Credit Auto Owner Trust Series 2025-B	3.910%	4/15/2030	480	476
[4]	Ford Credit Auto Owner Trust Series 2025-B	3.950%	7/15/2031	170	167
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/2030	700	693
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	400	401
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.060%	9/15/2030	1,030	1,020
[4]	Ford Credit Floorplan Master Owner Trust A Series 2026-1	4.420%	5/15/2031	860	858
[4]	Ford Credit Floorplan Master Owner Trust A Series 2026-2	4.600%	5/15/2033	680	680
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	43	43
[4]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/2027	87	87
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	250	251
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.170%	8/21/2028	333	333
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.200%	8/20/2029	75	75
[4]	GM Financial Automobile Leasing Trust Series 2026-1	3.880%	1/22/2029	800	794
[4]	GM Financial Automobile Leasing Trust Series 2026-2	4.300%	3/20/2029	640	639
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/2027	42	42
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	81	82
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/2029	200	203
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	50	50
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/2029	700	706
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	200	200
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/2029	300	301
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	300	301
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.180%	8/16/2030	200	200

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	50	50
[4]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.840%	5/16/2031	404	399
[4]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.970%	6/16/2032	325	320
[4]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	4.140%	6/16/2032	167	164
[4]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/2047	29	28
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.449%	9/10/2047	46	44
[4]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/2047	105	101
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/2049	200	199
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/2050	625	620
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/2050	250	238
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	700	691
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/2050	100	96
[4]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/2050	30	24
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/2050	983	970
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/2050	262	255
[4]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/2050	200	198
[4]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/2052	400	383
[4]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/2052	202	193
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/2052	550	522
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	1,125	1,061
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/2052	275	252
[4]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/2052	500	473
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	525	492
[4]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/2053	150	139
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	250	229
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	475	416
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/2053	75	64
[4]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/2027	14	14
[4]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/2030	275	276
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/2028	133	134
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	150	152
[4]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/2029	542	545
[4]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/2031	1,500	1,516
[4]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/2029	91	91
[4]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/2032	250	249
[4]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/2029	70	70
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/2027	38	38
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	50	50
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/2028	125	126
[4]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/2030	850	858
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	50	50
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	1,000	1,010
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	119	119
[4]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/2029	1,000	1,003
[4]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/2031	500	501
[4]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	497	495
[4]	Honda Auto Receivables Owner Trust Series 2025-3	4.100%	11/21/2031	75	74
[4]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/2028	55	55
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/2028	48	48
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	57	57
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/2028	68	69
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	100	101
[4]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/2029	412	414
[4]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	263	264
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	135	135
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/2031	400	399
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	400	400
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/2030	150	150
[4]	Hyundai Auto Receivables Trust Series 2026-A	3.790%	2/18/2031	1,170	1,154
[4]	Hyundai Auto Receivables Trust Series 2026-A	3.900%	12/15/2032	815	801
[4]	John Deere Owner Trust Series 2023-A	5.010%	11/15/2027	34	34
[4]	John Deere Owner Trust Series 2023-A	5.010%	12/17/2029	75	75
[4]	John Deere Owner Trust Series 2023-B	5.180%	3/15/2028	65	65
[4]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	75	75
[4]	John Deere Owner Trust Series 2023-C	5.480%	5/15/2028	198	199
[4]	John Deere Owner Trust Series 2023-C	5.390%	8/15/2030	80	81
[4]	John Deere Owner Trust Series 2024-B	5.200%	3/15/2029	307	309
[4]	John Deere Owner Trust Series 2024-C	4.150%	8/15/2031	250	249
[4]	John Deere Owner Trust Series 2025-A	4.420%	2/17/2032	250	249
[4]	John Deere Owner Trust Series 2025-B	4.170%	12/17/2029	300	299

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	60	60
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/2049	400	398
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/2049	325	322
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.659%	2/15/2047	48	47
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/2047	69	68
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/2047	9	9
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/2047	300	289
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/2047	37	37
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/2048	90	88
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/2048	1	1
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/2048	160	157
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/2050	400	389
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/2052	1,400	1,342
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/2052	850	813
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/2052	75	70
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/2049	150	140
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/2049	80	80
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/2050	425	392
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	275	270
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/2050	175	171
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	1,000	988
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/2051	125	122
[4]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/2052	1,250	1,140
[4]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/2053	250	218
[4]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/2030	140	140
[4]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	150	150
[4]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/2031	100	100
[4]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.880%	4/16/2029	1,200	1,193
[4]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.930%	7/15/2031	960	948
[4]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.930%	1/15/2030	300	298
[4]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.970%	4/15/2031	287	284
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/2027	20	20
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/2029	50	50
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/2028	118	119
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/2031	250	255
[4]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/2031	50	50
[4]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/2029	700	703
[4]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/2031	250	252
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/2048	200	182
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/2049	950	945
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/2049	325	320
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	600	623
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/2049	400	395
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/2049	317	309
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/2049	825	820
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/2052	1,050	1,007
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/2052	125	118
[4]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/2052	200	191
[4]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/2052	225	219
[4]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/2052	625	613
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	775	733
[4]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/2053	300	270
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/2053	750	694
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/2053	115	105
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	375	334
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/2054	50	45
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/2054	25	21
[4]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/2054	725	644
[4]	Morgan Stanley Capital I Trust Series 2022-L8	3.917%	4/15/2055	750	699
[4]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/2056	325	338
[4]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/2056	200	208
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	150	158
[4]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/2028	30	30
[4]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	250	251
[4]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	200	201
[4]	Nissan Auto Lease Trust Series 2025-B	4.320%	11/15/2028	500	500
[4]	Nissan Auto Lease Trust Series 2025-B	4.350%	7/16/2029	400	399
[4]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/2027	1	1
[4]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/2028	125	126
[4]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/2030	500	506

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/2029	350	351
[4]	Nissan Auto Receivables Owner Trust Series 2025-B	3.990%	4/15/2030	600	596
[4]	Nissan Auto Receivables Owner Trust Series 2025-B	4.020%	5/15/2031	490	484
[4]	Porsche Innovative Lease Owner Trust Series 2026-1A	4.410%	8/20/2029	543	542
[4]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/2028	13	13
[4]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/2035	225	219
[4]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	62	62
[4]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/2030	67	67
[4]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/2028	5	5
[4]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/2030	80	81
[4]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/2028	79	79
[4]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/2031	300	305
[4]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/2029	160	161
[4]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/2031	350	358
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	43	43
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	23	23
[4]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/2028	2	2
[4]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/2029	800	804
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/2029	38	38
[4]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/2029	75	75
[4]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/2029	146	146
[4]	Santander Drive Auto Receivables Trust Series 2025-3	4.380%	1/15/2030	700	700
[4]	Santander Drive Auto Receivables Trust Series 2025-4	4.170%	4/15/2030	1,050	1,048
[4]	Santander Drive Auto Receivables Trust Series 2026-1	3.930%	7/15/2030	945	936
[4]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/2029	400	400
[4]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/2029	800	804
[4]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	1,275	1,283
[4]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	300	300
[4]	Synchrony Card Funding LLC Series 2026-A1	4.180%	3/15/2032	570	565
[4]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	500	502
[4]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	900	891
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/2027	17	17
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/2027	23	23
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	100	100
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/2028	68	68
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	100	100
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/2028	90	91
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	75	75
[4]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/2029	200	203
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	100	101
[4]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/2029	400	402
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	205	205
[4]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	800	804
[4]	Toyota Auto Receivables Owner Trust Series 2025-C	4.110%	3/15/2030	400	399
[4]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	570	566
[4]	Toyota Auto Receivables Owner Trust Series 2025-D	3.840%	6/17/2030	530	526
[4]	Toyota Auto Receivables Owner Trust Series 2025-D	3.940%	2/17/2031	300	296
[4]	Toyota Auto Receivables Owner Trust Series 2026-A	3.860%	9/16/2030	533	528
[4]	Toyota Auto Receivables Owner Trust Series 2026-A	3.970%	7/15/2031	500	493
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/2050	350	344
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/2050	150	147
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/2050	300	294
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/2050	600	589
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/2050	262	255
[4]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/2050	400	392
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	600	591
[4]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/2050	325	317
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/2051	480	472
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/2051	200	196
[4]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/2051	325	315
[4]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/2051	1,200	1,183
[4]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/2051	800	788
[4]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/2051	150	148
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/2051	475	469
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/2051	600	592
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/2051	100	97
[4]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/2051	975	966
[4]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/2051	575	565
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/2052	400	383
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/2052	125	119

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/2052	450	424
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/2052	275	257
[4]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	200	201
[4]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	2,000	1,997
[4]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	250	251
[4]	Verizon Master Trust Series 2025-1	4.710%	1/21/2031	900	905
[4]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	500	501
[4]	Verizon Master Trust Series 2025-7	3.960%	8/20/2031	500	495
[4]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/2028	300	301
[4]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/2030	150	150
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/2028	63	64
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/2030	50	50
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	121	122
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/2030	150	152
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	275	276
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	115	115
[4]	Volkswagen Auto Loan Enhanced Trust Series 2025-2	4.050%	9/20/2032	250	246
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/2049	100	99
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/2050	242	236
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/2050	400	388
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	600	592
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/2050	150	147
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	1,000	983
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/2051	1,200	1,185
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/2051	200	196
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/2051	775	764
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	1,000	987
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	475	469
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	1,075	1,065
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	500	493
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/2052	975	955
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/2052	700	676
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/2052	780	742
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/2052	200	188
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/2052	350	325
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/2052	750	708
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/2052	450	425
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/2053	975	907
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/2053	135	124
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/2053	175	156
[4]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/2054	400	360
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/2057	600	615
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	300	305
[4]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.203%	12/15/2058	1,600	1,613
[4]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.503%	12/15/2058	160	161
[4]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	800	811
[4]	Wells Fargo Commercial Mortgage Trust Series 2026-5C8	5.034%	3/15/2059	1,710	1,715
[4]	Wells Fargo Commercial Mortgage Trust Series 2026-5C8	5.250%	3/15/2059	270	269
[4]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/2029	725	728
[4]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/2029	550	550
[4]	WF Card Issuance Trust Series 2026-A1	4.080%	4/15/2031	3,600	3,573
[4]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/2046	13	13
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/2057	100	95
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/2057	8	7
[4]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/2028	86	86
[4]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/2028	40	40
[4]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	100	100
[4]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/2028	45	45
[4]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	275	275
[4]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/2028	54	55
[4]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	25	25
[4]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/2029	240	242
[4]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/2029	189	190
[4]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	100	101
[4]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/2029	641	645
[4]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/2029	222	223
[4]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/2030	175	175
[4]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/2030	400	401
[4]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	400	402
[4]	World Omni Auto Receivables Trust Series 2025-C	4.080%	11/15/2030	333	332

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	World Omni Auto Receivables Trust Series 2025-C	4.190%	11/17/2031	75	74
[4]	World Omni Auto Receivables Trust Series 2026-A	3.860%	5/15/2031	320	316
[4]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/2028	250	250
[4]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	250	250
[4]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/2029	175	176
[4]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	140	139
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $511,584)					491,679
Corporate Bonds (9.7%)
Communications (0.8%)
	Airbnb Inc.	4.400%	3/16/2029	1,270	1,263
	Airbnb Inc.	4.650%	3/16/2031	929	923
	Airbnb Inc.	5.250%	3/16/2036	926	923
	Alphabet Inc.	0.800%	8/15/2027	542	523
	Alphabet Inc.	3.875%	11/15/2028	608	602
	Alphabet Inc.	3.700%	2/15/2029	1,245	1,225
	Alphabet Inc.	4.000%	5/15/2030	575	567
	Alphabet Inc.	1.100%	8/15/2030	2,773	2,432
	Alphabet Inc.	4.100%	11/15/2030	2,083	2,050
	Alphabet Inc.	4.100%	2/15/2031	1,866	1,834
	Alphabet Inc.	4.375%	11/15/2032	995	980
	Alphabet Inc.	4.400%	2/15/2033	3,784	3,703
	Alphabet Inc.	4.500%	5/15/2035	725	707
	Alphabet Inc.	4.700%	11/15/2035	1,155	1,131
	Alphabet Inc.	4.800%	2/15/2036	4,686	4,605
	Alphabet Inc.	1.900%	8/15/2040	1,000	664
	Alphabet Inc.	5.350%	11/15/2045	1,625	1,576
	Alphabet Inc.	5.500%	2/15/2046	1,243	1,224
	Alphabet Inc.	2.050%	8/15/2050	2,500	1,335
	Alphabet Inc.	5.250%	5/15/2055	1,000	935
	Alphabet Inc.	5.450%	11/15/2055	3,225	3,091
	Alphabet Inc.	5.650%	2/15/2056	3,057	3,019
	Alphabet Inc.	2.250%	8/15/2060	1,100	551
	Alphabet Inc.	5.300%	5/15/2065	475	436
	Alphabet Inc.	5.750%	2/15/2066	700	692
	Alphabet Inc.	5.700%	11/15/2075	2,344	2,254
	America Movil SAB de CV	3.625%	4/22/2029	700	680
	America Movil SAB de CV	2.875%	5/7/2030	700	652
	America Movil SAB de CV	4.700%	7/21/2032	1,000	985
	America Movil SAB de CV	5.000%	1/20/2033	469	467
	America Movil SAB de CV	6.375%	3/1/2035	800	867
	America Movil SAB de CV	6.125%	11/15/2037	300	315
	America Movil SAB de CV	6.125%	3/30/2040	1,500	1,562
	America Movil SAB de CV	4.375%	7/16/2042	950	819
	America Movil SAB de CV	4.375%	4/22/2049	1,000	832
	AppLovin Corp.	5.125%	12/1/2029	750	756
	AppLovin Corp.	5.375%	12/1/2031	871	883
	AppLovin Corp.	5.950%	12/1/2054	700	674
	AT&T Inc.	1.650%	2/1/2028	2,750	2,628
[4]	AT&T Inc.	4.100%	2/15/2028	952	945
	AT&T Inc.	4.350%	3/1/2029	2,500	2,484
[4]	AT&T Inc.	4.300%	2/15/2030	1,849	1,824
	AT&T Inc.	4.700%	8/15/2030	200	200
	AT&T Inc.	4.400%	4/30/2031	3,400	3,343
	AT&T Inc.	2.250%	2/1/2032	1,254	1,091
	AT&T Inc.	4.550%	11/1/2032	1,625	1,586
	AT&T Inc.	4.750%	4/30/2033	1,030	1,008
	AT&T Inc.	2.550%	12/1/2033	3,868	3,250
	AT&T Inc.	5.400%	2/15/2034	2,300	2,332
	AT&T Inc.	4.500%	5/15/2035	2,000	1,885
	AT&T Inc.	5.375%	8/15/2035	425	427
	AT&T Inc.	4.900%	11/1/2035	2,025	1,961
	AT&T Inc.	5.125%	4/30/2036	717	703
	AT&T Inc.	5.250%	10/30/2036	1,133	1,112
	AT&T Inc.	5.250%	3/1/2037	1,100	1,080
	AT&T Inc.	4.900%	8/15/2037	1,405	1,338
	AT&T Inc.	4.850%	3/1/2039	1,000	930
	AT&T Inc.	3.500%	6/1/2041	2,900	2,231
	AT&T Inc.	4.300%	12/15/2042	1,523	1,258

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.350%	6/15/2045	1,137	914
	AT&T Inc.	5.550%	11/1/2045	1,250	1,175
	AT&T Inc.	5.850%	4/30/2046	1,675	1,613
	AT&T Inc.	4.750%	5/15/2046	1,909	1,607
[4]	AT&T Inc.	5.150%	11/15/2046	742	661
	AT&T Inc.	5.650%	2/15/2047	200	191
	AT&T Inc.	4.500%	3/9/2048	1,900	1,522
	AT&T Inc.	4.550%	3/9/2049	1,424	1,144
	AT&T Inc.	3.650%	6/1/2051	2,885	1,964
	AT&T Inc.	3.300%	2/1/2052	1,100	696
	AT&T Inc.	3.500%	9/15/2053	7,250	4,703
	AT&T Inc.	5.700%	11/1/2054	1,225	1,138
	AT&T Inc.	3.550%	9/15/2055	7,151	4,597
	AT&T Inc.	6.000%	4/30/2056	1,300	1,257
	AT&T Inc.	6.050%	8/15/2056	1,125	1,095
	AT&T Inc.	6.200%	10/30/2056	1,500	1,483
	AT&T Inc.	3.800%	12/1/2057	4,753	3,172
	AT&T Inc.	3.650%	9/15/2059	6,824	4,359
	AT&T Inc.	3.850%	6/1/2060	1,155	771
	AT&T Inc.	6.300%	10/30/2066	850	843
	Baidu Inc.	3.625%	7/6/2027	325	322
	Baidu Inc.	4.375%	3/29/2028	400	399
	Baidu Inc.	4.875%	11/14/2028	750	755
	Baidu Inc.	3.425%	4/7/2030	320	308
	Baidu Inc.	2.375%	8/23/2031	925	833
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	3,637	3,633
	Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	550	546
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	400	332
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	935	879
	Booking Holdings Inc.	5.375%	5/7/2036	445	445
	British Telecommunications Ltd.	5.125%	12/4/2028	250	252
	British Telecommunications Ltd.	9.625%	12/15/2030	2,300	2,719
	Charter Communications Operating LLC	3.750%	2/15/2028	1,380	1,353
	Charter Communications Operating LLC	4.200%	3/15/2028	1,000	987
	Charter Communications Operating LLC	2.250%	1/15/2029	2,000	1,863
	Charter Communications Operating LLC	5.050%	3/30/2029	1,000	996
	Charter Communications Operating LLC	6.100%	6/1/2029	1,000	1,024
	Charter Communications Operating LLC	2.800%	4/1/2031	1,215	1,083
	Charter Communications Operating LLC	2.300%	2/1/2032	800	678
	Charter Communications Operating LLC	4.400%	4/1/2033	2,856	2,627
	Charter Communications Operating LLC	6.650%	2/1/2034	750	769
	Charter Communications Operating LLC	6.550%	6/1/2034	1,500	1,531
	Charter Communications Operating LLC	6.384%	10/23/2035	3,164	3,159
	Charter Communications Operating LLC	3.500%	6/1/2041	2,133	1,491
	Charter Communications Operating LLC	3.500%	3/1/2042	2,000	1,382
	Charter Communications Operating LLC	6.484%	10/23/2045	3,545	3,256
	Charter Communications Operating LLC	5.375%	5/1/2047	3,850	3,104
	Charter Communications Operating LLC	5.750%	4/1/2048	400	337
	Charter Communications Operating LLC	5.125%	7/1/2049	750	580
	Charter Communications Operating LLC	4.800%	3/1/2050	2,327	1,735
	Charter Communications Operating LLC	3.700%	4/1/2051	1,000	621
	Charter Communications Operating LLC	3.900%	6/1/2052	2,400	1,529
	Charter Communications Operating LLC	5.250%	4/1/2053	1,281	1,000
	Charter Communications Operating LLC	6.700%	12/1/2055	2,330	2,219
	Charter Communications Operating LLC	3.850%	4/1/2061	2,350	1,374
	Charter Communications Operating LLC	4.400%	12/1/2061	1,300	835
	Charter Communications Operating LLC	5.500%	4/1/2063	900	690
	Comcast Corp.	4.150%	10/15/2028	5,341	5,293
	Comcast Corp.	2.650%	2/1/2030	1,050	978
	Comcast Corp.	3.400%	4/1/2030	1,375	1,313
	Comcast Corp.	4.250%	10/15/2030	1,200	1,177
	Comcast Corp.	1.950%	1/15/2031	389	343
	Comcast Corp.	1.500%	2/15/2031	161	139
	Comcast Corp.	4.950%	5/15/2032	375	376
	Comcast Corp.	7.050%	3/15/2033	1,025	1,139
	Comcast Corp.	5.300%	6/1/2034	200	201
	Comcast Corp.	4.200%	8/15/2034	1,259	1,170
	Comcast Corp.	5.300%	5/15/2035	800	802
	Comcast Corp.	4.400%	8/15/2035	2,314	2,150
	Comcast Corp.	3.200%	7/15/2036	700	581

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	6.450%	3/15/2037	1,350	1,450
	Comcast Corp.	3.900%	3/1/2038	1,225	1,036
	Comcast Corp.	4.600%	10/15/2038	2,300	2,075
	Comcast Corp.	3.250%	11/1/2039	200	152
	Comcast Corp.	3.750%	4/1/2040	1,350	1,080
	Comcast Corp.	4.650%	7/15/2042	565	482
	Comcast Corp.	4.600%	8/15/2045	291	236
	Comcast Corp.	3.400%	7/15/2046	4,700	3,176
	Comcast Corp.	4.000%	8/15/2047	1,700	1,233
	Comcast Corp.	3.969%	11/1/2047	1,871	1,346
	Comcast Corp.	4.000%	3/1/2048	1,186	861
	Comcast Corp.	3.999%	11/1/2049	803	570
	Comcast Corp.	3.450%	2/1/2050	1,400	900
	Comcast Corp.	2.800%	1/15/2051	1,575	884
	Comcast Corp.	2.887%	11/1/2051	3,620	2,050
	Comcast Corp.	2.450%	8/15/2052	2,200	1,126
	Comcast Corp.	5.350%	5/15/2053	3,150	2,719
	Comcast Corp.	6.050%	5/15/2055	500	478
	Comcast Corp.	2.937%	11/1/2056	5,288	2,859
	Comcast Corp.	4.950%	10/15/2058	1,150	923
	Comcast Corp.	2.650%	8/15/2062	1,000	483
	Comcast Corp.	2.987%	11/1/2063	2,384	1,241
	Comcast Corp.	5.500%	5/15/2064	300	258
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	3,450	3,881
	Electronic Arts Inc.	1.850%	2/15/2031	152	140
	Electronic Arts Inc.	2.950%	2/15/2051	600	463
	Expedia Group Inc.	4.625%	8/1/2027	900	901
	Expedia Group Inc.	3.800%	2/15/2028	1,500	1,481
	Expedia Group Inc.	3.250%	2/15/2030	870	826
	Expedia Group Inc.	2.950%	3/15/2031	270	248
	Expedia Group Inc.	5.400%	2/15/2035	1,168	1,157
	Expedia Group Inc.	5.500%	4/15/2036	700	693
	FactSet Research Systems Inc.	3.450%	3/1/2032	500	450
	Fox Corp.	4.709%	1/25/2029	4,200	4,197
	Fox Corp.	3.500%	4/8/2030	560	536
	Fox Corp.	6.500%	10/13/2033	400	426
	Fox Corp.	5.476%	1/25/2039	350	339
	Fox Corp.	5.576%	1/25/2049	1,500	1,390
	Koninklijke KPN NV	8.375%	10/1/2030	500	569
	Meta Platforms Inc.	3.500%	8/15/2027	1,000	992
	Meta Platforms Inc.	4.600%	5/15/2028	1,225	1,231
	Meta Platforms Inc.	4.300%	8/15/2029	823	821
	Meta Platforms Inc.	4.800%	5/15/2030	200	202
	Meta Platforms Inc.	4.200%	11/15/2030	980	965
	Meta Platforms Inc.	4.550%	5/15/2031	3,825	3,804
	Meta Platforms Inc.	4.550%	8/15/2031	809	805
	Meta Platforms Inc.	3.850%	8/15/2032	3,975	3,755
	Meta Platforms Inc.	4.600%	11/15/2032	630	620
	Meta Platforms Inc.	4.875%	5/15/2033	3,455	3,423
	Meta Platforms Inc.	4.750%	8/15/2034	1,528	1,500
	Meta Platforms Inc.	4.875%	11/15/2035	6,344	6,173
	Meta Platforms Inc.	5.250%	5/15/2036	4,734	4,699
	Meta Platforms Inc.	5.500%	11/15/2045	3,670	3,406
	Meta Platforms Inc.	6.200%	5/15/2046	3,297	3,298
	Meta Platforms Inc.	4.450%	8/15/2052	2,200	1,695
	Meta Platforms Inc.	5.600%	5/15/2053	2,200	2,002
	Meta Platforms Inc.	5.400%	8/15/2054	2,001	1,768
[4]	Meta Platforms Inc.	5.625%	11/15/2055	5,315	4,817
	Meta Platforms Inc.	6.300%	5/15/2056	6,082	6,052
	Meta Platforms Inc.	4.650%	8/15/2062	1,200	909
	Meta Platforms Inc.	5.750%	5/15/2063	1,427	1,285
	Meta Platforms Inc.	5.550%	8/15/2064	2,625	2,294
	Meta Platforms Inc.	5.750%	11/15/2065	3,294	2,958
	Meta Platforms Inc.	6.450%	5/15/2066	3,300	3,263
	NBCUniversal Media LLC	4.450%	1/15/2043	1,450	1,234
	Netflix Inc.	4.875%	4/15/2028	2,346	2,364
	Netflix Inc.	5.875%	11/15/2028	5,319	5,488
	Netflix Inc.	6.375%	5/15/2029	322	338
[9]	Netflix Inc.	4.875%	6/15/2030	583	586
	Omnicom Group Inc.	4.750%	3/30/2030	400	400

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omnicom Group Inc.	2.450%	4/30/2030	620	570
	Omnicom Group Inc.	4.200%	6/1/2030	400	392
	Omnicom Group Inc.	2.600%	8/1/2031	750	673
	Omnicom Group Inc.	5.300%	11/1/2034	500	496
	Omnicom Group Inc.	3.375%	3/1/2041	500	374
	Omnicom Group Inc.	5.400%	10/1/2048	850	760
	Orange SA	9.000%	3/1/2031	1,860	2,172
	Orange SA	5.375%	1/13/2042	700	676
	Orange SA	5.500%	2/6/2044	600	588
	Rogers Communications Inc.	5.000%	2/15/2029	1,522	1,531
	Rogers Communications Inc.	3.800%	3/15/2032	1,900	1,770
	Rogers Communications Inc.	5.300%	2/15/2034	2,602	2,580
	Rogers Communications Inc.	4.500%	3/15/2042	1,900	1,610
	Rogers Communications Inc.	4.550%	3/15/2052	2,700	2,145
[9]	Space Exploration Technologies Corp.	5.350%	7/15/2031	2,117	2,115
[9]	Space Exploration Technologies Corp.	5.650%	7/15/2033	3,822	3,800
[9]	Space Exploration Technologies Corp.	5.875%	7/15/2036	7,633	7,532
[9]	Space Exploration Technologies Corp.	6.600%	7/15/2046	3,256	3,167
[9]	Space Exploration Technologies Corp.	6.650%	7/15/2056	4,324	4,170
	Sprint Capital Corp.	6.875%	11/15/2028	909	952
	Sprint Capital Corp.	8.750%	3/15/2032	2,328	2,742
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	580	583
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	500	476
	Telefonica Emisiones SA	7.045%	6/20/2036	475	526
	Telefonica Emisiones SA	4.665%	3/6/2038	1,600	1,464
	Telefonica Emisiones SA	5.213%	3/8/2047	1,870	1,663
	Telefonica Emisiones SA	4.895%	3/6/2048	1,252	1,061
	Telefonica Emisiones SA	5.520%	3/1/2049	1,000	920
	Telefonica Europe BV	8.250%	9/15/2030	1,580	1,774
	TELUS Corp.	3.400%	5/13/2032	350	319
	TELUS Corp.	4.300%	6/15/2049	250	199
	Tencent Music Entertainment Group	2.000%	9/3/2030	400	360
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	550	610
	Time Warner Cable LLC	6.550%	5/1/2037	1,000	991
	Time Warner Cable LLC	6.750%	6/15/2039	1,250	1,222
	Time Warner Cable LLC	5.875%	11/15/2040	1,010	904
	Time Warner Cable LLC	5.500%	9/1/2041	300	256
	Time Warner Cable LLC	4.500%	9/15/2042	1,230	927
	T-Mobile USA Inc.	2.050%	2/15/2028	2,000	1,922
	T-Mobile USA Inc.	4.950%	3/15/2028	314	316
	T-Mobile USA Inc.	4.800%	7/15/2028	1,000	1,004
	T-Mobile USA Inc.	4.850%	1/15/2029	1,000	1,006
	T-Mobile USA Inc.	2.625%	2/15/2029	670	637
	T-Mobile USA Inc.	2.400%	3/15/2029	275	260
	T-Mobile USA Inc.	3.375%	4/15/2029	1,135	1,098
	T-Mobile USA Inc.	4.200%	10/1/2029	189	187
	T-Mobile USA Inc.	3.875%	4/15/2030	10,075	9,763
	T-Mobile USA Inc.	2.550%	2/15/2031	1,952	1,771
	T-Mobile USA Inc.	2.875%	2/15/2031	893	822
	T-Mobile USA Inc.	3.500%	4/15/2031	1,865	1,761
	T-Mobile USA Inc.	2.250%	11/15/2031	900	790
	T-Mobile USA Inc.	2.700%	3/15/2032	925	822
	T-Mobile USA Inc.	5.125%	5/15/2032	264	267
	T-Mobile USA Inc.	5.200%	1/15/2033	2,933	2,967
	T-Mobile USA Inc.	5.050%	7/15/2033	3,581	3,575
	T-Mobile USA Inc.	5.750%	1/15/2034	750	777
	T-Mobile USA Inc.	5.150%	4/15/2034	1,500	1,504
	T-Mobile USA Inc.	4.950%	11/15/2035	625	610
	T-Mobile USA Inc.	5.000%	2/15/2036	955	933
	T-Mobile USA Inc.	4.375%	4/15/2040	2,500	2,206
	T-Mobile USA Inc.	3.000%	2/15/2041	2,900	2,142
	T-Mobile USA Inc.	4.500%	4/15/2050	2,700	2,181
	T-Mobile USA Inc.	3.300%	2/15/2051	3,100	2,025
	T-Mobile USA Inc.	3.400%	10/15/2052	2,100	1,377
	T-Mobile USA Inc.	5.650%	1/15/2053	2,900	2,727
	T-Mobile USA Inc.	5.750%	1/15/2054	1,019	970
	T-Mobile USA Inc.	5.250%	6/15/2055	400	354
	T-Mobile USA Inc.	5.875%	11/15/2055	459	447
	T-Mobile USA Inc.	5.700%	1/15/2056	367	348
	T-Mobile USA Inc.	5.850%	2/15/2056	700	678

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	3.600%	11/15/2060	1,800	1,167
	T-Mobile USA Inc.	5.800%	9/15/2062	335	321
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	400	318
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	400	274
	Uber Technologies Inc.	4.300%	1/15/2030	1,250	1,236
	Uber Technologies Inc.	4.150%	1/15/2031	1,693	1,653
	Uber Technologies Inc.	4.800%	9/15/2034	1,819	1,781
	Uber Technologies Inc.	4.800%	9/15/2035	1,019	989
	Uber Technologies Inc.	5.350%	9/15/2054	3,021	2,808
	VeriSign Inc.	2.700%	6/15/2031	700	629
	VeriSign Inc.	5.100%	7/15/2031	550	552
	VeriSign Inc.	5.250%	6/1/2032	363	365
	Verizon Communications Inc.	4.016%	12/3/2029	2,614	2,566
	Verizon Communications Inc.	3.150%	3/22/2030	1,290	1,225
	Verizon Communications Inc.	1.500%	9/18/2030	500	440
	Verizon Communications Inc.	1.680%	10/30/2030	4,176	3,686
	Verizon Communications Inc.	1.750%	1/20/2031	400	351
	Verizon Communications Inc.	2.550%	3/21/2031	3,600	3,268
	Verizon Communications Inc.	2.355%	3/15/2032	2,665	2,329
	Verizon Communications Inc.	4.750%	1/15/2033	871	858
	Verizon Communications Inc.	5.050%	5/9/2033	816	822
	Verizon Communications Inc.	4.500%	8/10/2033	1,775	1,716
	Verizon Communications Inc.	4.400%	11/1/2034	1,964	1,864
	Verizon Communications Inc.	4.780%	2/15/2035	1,800	1,738
	Verizon Communications Inc.	5.250%	4/2/2035	1,182	1,182
	Verizon Communications Inc.	4.272%	1/15/2036	1,254	1,155
	Verizon Communications Inc.	5.000%	1/15/2036	1,155	1,126
	Verizon Communications Inc.	5.250%	3/16/2037	862	852
	Verizon Communications Inc.	5.401%	7/2/2037	2,570	2,563
	Verizon Communications Inc.	4.812%	3/15/2039	958	891
	Verizon Communications Inc.	2.650%	11/20/2040	1,549	1,094
	Verizon Communications Inc.	3.400%	3/22/2041	2,888	2,231
	Verizon Communications Inc.	2.850%	9/3/2041	905	644
	Verizon Communications Inc.	4.750%	11/1/2041	500	448
	Verizon Communications Inc.	6.550%	9/15/2043	500	537
	Verizon Communications Inc.	5.750%	11/30/2045	2,107	2,049
	Verizon Communications Inc.	4.862%	8/21/2046	1,830	1,591
	Verizon Communications Inc.	4.522%	9/15/2048	1,000	825
	Verizon Communications Inc.	4.000%	3/22/2050	1,200	911
	Verizon Communications Inc.	3.550%	3/22/2051	3,675	2,554
	Verizon Communications Inc.	3.875%	3/1/2052	200	146
	Verizon Communications Inc.	5.500%	2/23/2054	500	471
	Verizon Communications Inc.	4.672%	3/15/2055	200	164
	Verizon Communications Inc.	5.875%	11/30/2055	5,344	5,185
	Verizon Communications Inc.	6.200%	5/14/2056	1,294	1,309
	Verizon Communications Inc.	2.987%	10/30/2056	4,339	2,553
	Verizon Communications Inc.	6.050%	5/14/2058	1,643	1,658
	Verizon Communications Inc.	3.000%	11/20/2060	1,500	858
	Verizon Communications Inc.	6.000%	11/30/2065	2,755	2,670
	Vodafone Group plc	4.800%	6/18/2031	822	816
	Vodafone Group plc	5.350%	6/18/2036	935	927
	Vodafone Group plc	6.150%	2/27/2037	426	451
	Vodafone Group plc	5.250%	5/30/2048	2,200	1,974
	Vodafone Group plc	4.875%	6/19/2049	2,200	1,868
	Vodafone Group plc	4.250%	9/17/2050	1,300	1,000
	Vodafone Group plc	5.625%	2/10/2053	1,299	1,208
	Vodafone Group plc	6.100%	6/18/2056	1,250	1,227
	Vodafone Group plc	5.750%	2/10/2063	200	186
	Vodafone Group plc	5.875%	6/28/2064	850	803
	Walt Disney Co.	2.200%	1/13/2028	500	485
	Walt Disney Co.	3.750%	3/14/2029	400	394
	Walt Disney Co.	2.000%	9/1/2029	1,696	1,575
	Walt Disney Co.	3.800%	3/22/2030	585	572
	Walt Disney Co.	2.650%	1/13/2031	3,000	2,770
	Walt Disney Co.	4.000%	3/14/2031	1,200	1,172
	Walt Disney Co.	6.550%	3/15/2033	392	433
	Walt Disney Co.	6.200%	12/15/2034	275	300
	Walt Disney Co.	6.400%	12/15/2035	4,968	5,473
	Walt Disney Co.	4.625%	3/14/2036	702	681
	Walt Disney Co.	6.150%	3/1/2037	800	866

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	4.625%	3/23/2040	475	443
	Walt Disney Co.	3.500%	5/13/2040	2,700	2,213
	Walt Disney Co.	5.400%	10/1/2043	600	587
	Walt Disney Co.	4.750%	9/15/2044	690	619
	Walt Disney Co.	2.750%	9/1/2049	2,000	1,243
	Walt Disney Co.	4.700%	3/23/2050	1,450	1,269
	Walt Disney Co.	3.600%	1/13/2051	1,200	876
	Walt Disney Co.	3.800%	5/13/2060	1,100	795
	Weibo Corp.	3.375%	7/8/2030	650	609
	WPP 2025 LLC	6.500%	3/30/2036	500	490
					505,293
Consumer Discretionary (0.6%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	2,335	2,303
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	850	861
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	1,454	1,310
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	600	584
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	1,000	1,022
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	735	664
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	650	479
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	600	493
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	950	636
	Alibaba Group Holding Ltd.	5.625%	11/26/2054	550	546
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	700	569
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	900	572
	Amazon.com Inc.	3.150%	8/22/2027	2,334	2,306
	Amazon.com Inc.	4.550%	12/1/2027	1,216	1,221
	Amazon.com Inc.	3.850%	3/13/2028	1,731	1,719
	Amazon.com Inc.	1.650%	5/12/2028	2,125	2,025
	Amazon.com Inc.	3.900%	11/20/2028	3,143	3,110
	Amazon.com Inc.	4.000%	3/13/2029	1,831	1,811
	Amazon.com Inc.	3.450%	4/13/2029	1,750	1,708
	Amazon.com Inc.	4.650%	12/1/2029	1,359	1,368
	Amazon.com Inc.	1.500%	6/3/2030	500	446
	Amazon.com Inc.	4.100%	11/20/2030	2,315	2,276
	Amazon.com Inc.	4.250%	3/13/2031	4,117	4,054
	Amazon.com Inc.	2.100%	5/12/2031	4,204	3,747
	Amazon.com Inc.	3.600%	4/13/2032	1,750	1,658
	Amazon.com Inc.	4.700%	12/1/2032	1,718	1,726
	Amazon.com Inc.	4.550%	3/13/2033	3,953	3,889
	Amazon.com Inc.	4.350%	3/20/2033	3,108	3,026
	Amazon.com Inc.	4.800%	12/5/2034	725	727
	Amazon.com Inc.	4.650%	11/20/2035	476	463
	Amazon.com Inc.	4.875%	3/13/2036	7,139	7,026
	Amazon.com Inc.	3.875%	8/22/2037	2,890	2,586
	Amazon.com Inc.	2.875%	5/12/2041	3,523	2,609
	Amazon.com Inc.	4.950%	12/5/2044	1,025	958
	Amazon.com Inc.	5.650%	3/13/2046	1,900	1,881
	Amazon.com Inc.	4.050%	8/22/2047	2,400	1,902
	Amazon.com Inc.	2.500%	6/3/2050	4,098	2,374
	Amazon.com Inc.	3.950%	4/13/2052	400	304
	Amazon.com Inc.	5.450%	11/20/2055	2,450	2,317
	Amazon.com Inc.	5.800%	3/13/2056	4,664	4,624
	Amazon.com Inc.	4.250%	8/22/2057	785	608
	Amazon.com Inc.	2.700%	6/3/2060	1,045	567
	Amazon.com Inc.	3.250%	5/12/2061	1,400	862
	Amazon.com Inc.	4.100%	4/13/2062	906	671
	Amazon.com Inc.	5.550%	11/20/2065	1,800	1,683
	Amazon.com Inc.	5.950%	3/13/2066	5,000	4,964
	Amazon.com Inc.	6.050%	3/13/2076	2,750	2,740
	American Honda Finance Corp.	4.550%	7/9/2027	600	601
[4]	American Honda Finance Corp.	4.900%	7/9/2027	400	402
[4]	American Honda Finance Corp.	4.450%	10/22/2027	700	699
	American Honda Finance Corp.	4.550%	3/3/2028	605	604
[4]	American Honda Finance Corp.	2.000%	3/24/2028	1,300	1,244
[4]	American Honda Finance Corp.	4.550%	4/10/2028	316	316
[4]	American Honda Finance Corp.	5.125%	7/7/2028	600	605
	American Honda Finance Corp.	4.250%	9/1/2028	325	322
	American Honda Finance Corp.	5.650%	11/15/2028	600	612
	American Honda Finance Corp.	4.150%	1/8/2029	915	904

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	American Honda Finance Corp.	2.250%	1/12/2029	250	236
[4]	American Honda Finance Corp.	4.400%	9/5/2029	750	742
	American Honda Finance Corp.	4.800%	3/5/2030	1,163	1,160
	American Honda Finance Corp.	4.600%	4/17/2030	1,500	1,486
[4]	American Honda Finance Corp.	4.500%	9/4/2030	550	542
	American Honda Finance Corp.	4.450%	1/8/2031	537	526
[4]	American Honda Finance Corp.	4.900%	4/10/2031	357	356
[4]	American Honda Finance Corp.	5.050%	7/10/2031	350	351
	American Honda Finance Corp.	5.150%	7/9/2032	600	601
[4]	American Honda Finance Corp.	5.200%	4/8/2033	245	245
[4]	American Honda Finance Corp.	4.900%	1/10/2034	1,600	1,568
	American Honda Finance Corp.	5.200%	3/5/2035	762	757
	American Honda Finance Corp.	5.100%	1/8/2036	778	764
[4]	American University	3.672%	4/1/2049	400	301
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	800	496
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	728	547
	AutoNation Inc.	3.800%	11/15/2027	250	247
	AutoNation Inc.	1.950%	8/1/2028	1,000	943
	AutoNation Inc.	4.450%	1/15/2029	650	644
	AutoNation Inc.	3.850%	3/1/2032	1,843	1,719
	AutoNation Inc.	5.890%	3/15/2035	113	115
	AutoZone Inc.	4.500%	2/1/2028	300	300
	AutoZone Inc.	6.250%	11/1/2028	500	517
	AutoZone Inc.	3.750%	4/18/2029	550	537
	AutoZone Inc.	5.100%	7/15/2029	400	405
	AutoZone Inc.	4.000%	4/15/2030	827	806
	AutoZone Inc.	5.125%	6/15/2030	350	355
	AutoZone Inc.	1.650%	1/15/2031	1,158	1,010
	AutoZone Inc.	4.750%	8/1/2032	500	494
	AutoZone Inc.	4.750%	2/1/2033	500	492
	AutoZone Inc.	5.200%	8/1/2033	500	504
	AutoZone Inc.	6.550%	11/1/2033	300	325
	AutoZone Inc.	5.400%	7/15/2034	200	203
	Best Buy Co. Inc.	4.450%	10/1/2028	987	984
	Block Financial LLC	2.500%	7/15/2028	414	394
	Block Financial LLC	3.875%	8/15/2030	989	939
	Block Financial LLC	5.375%	9/15/2032	821	804
	BorgWarner Inc.	2.650%	7/1/2027	900	884
	BorgWarner Inc.	4.950%	8/15/2029	200	201
	BorgWarner Inc.	5.400%	8/15/2034	200	204
	BorgWarner Inc.	4.375%	3/15/2045	500	417
[4]	Brown University	2.924%	9/1/2050	1,480	980
	Brunswick Corp.	2.400%	8/18/2031	500	437
	Brunswick Corp.	4.400%	9/15/2032	500	474
	Brunswick Corp.	5.100%	4/1/2052	49	37
[4]	California Endowment	2.498%	4/1/2051	150	88
	California Institute of Technology	4.700%	11/1/2111	325	264
	California Institute of Technology	3.650%	9/1/2119	450	287
[4]	Case Western Reserve University	5.405%	6/1/2122	200	183
	Choice Hotels International Inc.	3.700%	12/1/2029	500	480
	Choice Hotels International Inc.	3.700%	1/15/2031	1,482	1,399
	Choice Hotels International Inc.	5.850%	8/1/2034	725	736
	Claremont Mckenna College	3.775%	1/1/2122	275	177
	Cornell University	4.835%	6/15/2034	500	502
	Darden Restaurants Inc.	4.350%	10/15/2027	336	335
	Darden Restaurants Inc.	4.550%	10/15/2029	550	546
	DR Horton Inc.	4.850%	10/15/2030	750	753
	DR Horton Inc.	5.500%	10/15/2035	474	484
[4]	Duke University	2.682%	10/1/2044	300	220
[4]	Duke University	2.757%	10/1/2050	340	218
[4]	Duke University	2.832%	10/1/2055	550	344
	eBay Inc.	4.250%	3/6/2029	395	390
	eBay Inc.	2.700%	3/11/2030	365	339
	eBay Inc.	2.600%	5/10/2031	675	608
	eBay Inc.	6.300%	11/22/2032	500	533
	eBay Inc.	5.125%	11/6/2035	331	326
	eBay Inc.	3.650%	5/10/2051	925	673
[4]	Emory University	2.143%	9/1/2030	600	545
[4]	Emory University	2.969%	9/1/2050	150	98
	Ferguson Enterprises Inc.	4.350%	3/15/2031	295	290

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ferguson Enterprises Inc.	5.000%	10/3/2034	635	628
[4]	Ford Foundation	2.415%	6/1/2050	250	150
[4]	Ford Foundation	2.815%	6/1/2070	750	424
	Ford Motor Co.	9.625%	4/22/2030	2,150	2,437
	Ford Motor Co.	7.450%	7/16/2031	757	820
	Ford Motor Co.	3.250%	2/12/2032	3,079	2,713
	Ford Motor Co.	4.750%	1/15/2043	1,082	852
	Ford Motor Co.	7.400%	11/1/2046	830	866
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	365	362
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	239	235
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	277	285
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	739	714
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	477	491
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	2,525	2,606
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	200	188
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	583	588
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	381	377
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	1,500	1,495
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	1,250	1,265
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	675	679
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	1,000	1,015
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	774	706
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	1,476	1,525
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	343	340
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	2,825	3,006
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	200	201
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	200	205
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	1,800	1,761
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	1,300	1,321
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	400	382
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	500	473
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	500	520
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	500	406
	General Motors Co.	4.200%	10/1/2027	400	398
	General Motors Co.	6.800%	10/1/2027	1,050	1,075
	General Motors Co.	5.350%	4/15/2028	860	869
	General Motors Co.	5.000%	10/1/2028	650	653
	General Motors Co.	5.400%	10/15/2029	500	509
	General Motors Co.	5.625%	4/15/2030	1,500	1,537
	General Motors Co.	5.600%	10/15/2032	175	179
	General Motors Co.	5.000%	4/1/2035	1,030	998
	General Motors Co.	6.250%	4/15/2035	1,241	1,300
	General Motors Co.	6.600%	4/1/2036	300	322
	General Motors Co.	5.150%	4/1/2038	825	786
	General Motors Co.	6.250%	10/2/2043	1,384	1,390
	General Motors Co.	5.200%	4/1/2045	1,120	993
	General Motors Co.	6.750%	4/1/2046	1,000	1,054
	General Motors Co.	5.400%	4/1/2048	1,925	1,728
	General Motors Financial Co. Inc.	5.000%	7/15/2027	425	427
	General Motors Financial Co. Inc.	5.350%	7/15/2027	225	227
	General Motors Financial Co. Inc.	2.700%	8/20/2027	1,500	1,470
	General Motors Financial Co. Inc.	3.850%	1/5/2028	300	297
	General Motors Financial Co. Inc.	5.050%	4/4/2028	366	368
	General Motors Financial Co. Inc.	2.400%	4/10/2028	875	841
	General Motors Financial Co. Inc.	5.800%	6/23/2028	795	811
	General Motors Financial Co. Inc.	2.400%	10/15/2028	365	347
	General Motors Financial Co. Inc.	4.200%	10/27/2028	743	735
	General Motors Financial Co. Inc.	5.800%	1/7/2029	1,700	1,741
	General Motors Financial Co. Inc.	5.650%	1/17/2029	775	790
	General Motors Financial Co. Inc.	4.300%	4/6/2029	1,500	1,481
	General Motors Financial Co. Inc.	4.750%	4/6/2029	1,341	1,340
	General Motors Financial Co. Inc.	5.550%	7/15/2029	3,450	3,521
	General Motors Financial Co. Inc.	4.900%	10/6/2029	3,315	3,324
	General Motors Financial Co. Inc.	5.350%	1/7/2030	500	508
	General Motors Financial Co. Inc.	5.850%	4/6/2030	687	710
	General Motors Financial Co. Inc.	3.600%	6/21/2030	1,225	1,169
	General Motors Financial Co. Inc.	2.350%	1/8/2031	1,305	1,168
	General Motors Financial Co. Inc.	4.600%	1/8/2031	109	108
	General Motors Financial Co. Inc.	5.750%	2/8/2031	250	258
	General Motors Financial Co. Inc.	2.700%	6/10/2031	900	810

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.600%	6/18/2031	775	794
	General Motors Financial Co. Inc.	5.100%	9/15/2031	2,058	2,062
	General Motors Financial Co. Inc.	3.100%	1/12/2032	1,000	905
	General Motors Financial Co. Inc.	5.625%	4/4/2032	295	302
	General Motors Financial Co. Inc.	6.400%	1/9/2033	200	212
	General Motors Financial Co. Inc.	6.100%	1/7/2034	1,705	1,779
	General Motors Financial Co. Inc.	5.950%	4/4/2034	1,543	1,597
	General Motors Financial Co. Inc.	5.450%	9/6/2034	1,000	1,002
	General Motors Financial Co. Inc.	5.900%	1/7/2035	827	850
	General Motors Financial Co. Inc.	6.150%	7/15/2035	1,525	1,590
	General Motors Financial Co. Inc.	5.450%	1/8/2036	678	675
	Genuine Parts Co.	6.500%	11/1/2028	248	256
	Genuine Parts Co.	4.950%	8/15/2029	607	605
	Genuine Parts Co.	1.875%	11/1/2030	802	699
	Genuine Parts Co.	6.875%	11/1/2033	400	433
[4]	George Washington University	4.300%	9/15/2044	550	466
[4]	George Washington University	4.126%	9/15/2048	800	648
[4]	Georgetown University	4.315%	4/1/2049	378	313
[4]	Georgetown University	2.943%	4/1/2050	405	264
	Georgetown University	5.115%	4/1/2053	225	208
[4]	Georgetown University	5.215%	10/1/2118	243	215
	Harley-Davidson Inc.	4.625%	7/28/2045	500	396
	Hasbro Inc.	3.900%	11/19/2029	725	705
	Hasbro Inc.	4.650%	3/12/2031	476	470
	Hasbro Inc.	6.350%	3/15/2040	1,025	1,071
	Home Depot Inc.	0.900%	3/15/2028	850	804
	Home Depot Inc.	3.750%	9/15/2028	434	429
	Home Depot Inc.	3.900%	12/6/2028	700	694
	Home Depot Inc.	4.900%	4/15/2029	250	253
	Home Depot Inc.	2.950%	6/15/2029	2,400	2,304
	Home Depot Inc.	4.750%	6/25/2029	900	909
	Home Depot Inc.	2.700%	4/15/2030	1,780	1,671
	Home Depot Inc.	3.950%	9/15/2030	408	400
	Home Depot Inc.	1.375%	3/15/2031	2,250	1,949
	Home Depot Inc.	4.850%	6/25/2031	650	658
	Home Depot Inc.	1.875%	9/15/2031	700	613
	Home Depot Inc.	3.250%	4/15/2032	925	861
	Home Depot Inc.	4.500%	9/15/2032	875	870
	Home Depot Inc.	4.950%	6/25/2034	575	577
	Home Depot Inc.	4.650%	9/15/2035	895	872
	Home Depot Inc.	5.875%	12/16/2036	1,686	1,794
	Home Depot Inc.	3.300%	4/15/2040	1,433	1,149
	Home Depot Inc.	4.200%	4/1/2043	1,375	1,174
	Home Depot Inc.	4.875%	2/15/2044	950	875
	Home Depot Inc.	4.400%	3/15/2045	500	429
	Home Depot Inc.	4.250%	4/1/2046	620	518
	Home Depot Inc.	3.900%	6/15/2047	900	705
	Home Depot Inc.	4.500%	12/6/2048	875	744
	Home Depot Inc.	3.125%	12/15/2049	1,042	695
	Home Depot Inc.	3.350%	4/15/2050	155	108
	Home Depot Inc.	2.375%	3/15/2051	4,000	2,268
	Home Depot Inc.	3.625%	4/15/2052	2,411	1,744
	Home Depot Inc.	4.950%	9/15/2052	299	270
	Home Depot Inc.	5.300%	6/25/2054	146	138
	Home Depot Inc.	5.400%	6/25/2064	194	184
	Honda Motor Co. Ltd.	4.436%	7/8/2028	1,500	1,494
	Honda Motor Co. Ltd.	4.688%	7/8/2030	1,500	1,490
	Honda Motor Co. Ltd.	5.337%	7/8/2035	800	800
	Hyatt Hotels Corp.	5.050%	3/30/2028	304	306
	Hyatt Hotels Corp.	4.375%	9/15/2028	850	844
	Hyatt Hotels Corp.	5.250%	6/30/2029	300	305
	Hyatt Hotels Corp.	5.750%	4/23/2030	400	410
	Hyatt Hotels Corp.	5.375%	12/15/2031	750	762
	Hyatt Hotels Corp.	5.750%	3/30/2032	244	251
	Hyatt Hotels Corp.	5.500%	6/30/2034	400	405
	Hyatt Hotels Corp.	5.400%	12/15/2035	400	396
	JD.com Inc.	3.375%	1/14/2030	300	290
	JD.com Inc.	4.125%	1/14/2050	400	328
[4]	Johns Hopkins University	4.705%	7/1/2032	375	377
[4]	Johns Hopkins University	4.083%	7/1/2053	490	393

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Sands Corp.	5.625%	6/15/2028	200	202
	Las Vegas Sands Corp.	6.000%	8/15/2029	200	205
	Las Vegas Sands Corp.	6.000%	6/14/2030	225	231
	Las Vegas Sands Corp.	5.300%	5/15/2031	221	220
	Las Vegas Sands Corp.	5.650%	5/18/2033	678	678
	Las Vegas Sands Corp.	6.200%	8/15/2034	550	566
	Lear Corp.	3.800%	9/15/2027	204	202
	Lear Corp.	4.250%	5/15/2029	400	394
	Lear Corp.	3.500%	5/30/2030	350	333
	Lear Corp.	2.600%	1/15/2032	500	442
	Lear Corp.	3.550%	1/15/2052	500	341
	Leggett & Platt Inc.	3.500%	11/15/2027	700	686
	Leggett & Platt Inc.	3.500%	11/15/2051	500	311
	Leland Stanford Junior University	4.679%	3/1/2035	500	492
	Leland Stanford Junior University	3.647%	5/1/2048	1,075	836
	Leland Stanford Junior University	2.413%	6/1/2050	355	211
	Lennar Corp.	4.750%	11/29/2027	700	701
	Lowe's Cos. Inc.	3.950%	10/15/2027	1,269	1,262
	Lowe's Cos. Inc.	1.300%	4/15/2028	500	473
	Lowe's Cos. Inc.	1.700%	9/15/2028	925	871
	Lowe's Cos. Inc.	4.000%	10/15/2028	1,452	1,434
	Lowe's Cos. Inc.	3.650%	4/5/2029	672	657
	Lowe's Cos. Inc.	4.500%	4/15/2030	1,375	1,371
	Lowe's Cos. Inc.	1.700%	10/15/2030	1,000	885
	Lowe's Cos. Inc.	2.625%	4/1/2031	1,616	1,472
	Lowe's Cos. Inc.	3.750%	4/1/2032	1,250	1,184
	Lowe's Cos. Inc.	4.500%	10/15/2032	2,000	1,957
	Lowe's Cos. Inc.	5.000%	4/15/2033	1,900	1,908
	Lowe's Cos. Inc.	5.150%	7/1/2033	104	105
	Lowe's Cos. Inc.	5.000%	4/15/2040	525	501
	Lowe's Cos. Inc.	2.800%	9/15/2041	925	660
	Lowe's Cos. Inc.	4.250%	9/15/2044	63	51
	Lowe's Cos. Inc.	4.375%	9/15/2045	1,000	832
	Lowe's Cos. Inc.	3.700%	4/15/2046	2,838	2,133
	Lowe's Cos. Inc.	4.050%	5/3/2047	1,650	1,290
	Lowe's Cos. Inc.	4.550%	4/5/2049	1,000	828
	Lowe's Cos. Inc.	5.125%	4/15/2050	500	449
	Lowe's Cos. Inc.	3.000%	10/15/2050	856	542
	Lowe's Cos. Inc.	3.500%	4/1/2051	750	522
	Lowe's Cos. Inc.	4.250%	4/1/2052	1,650	1,293
	Lowe's Cos. Inc.	5.625%	4/15/2053	400	385
	Lowe's Cos. Inc.	5.750%	7/1/2053	2,000	1,955
	Lowe's Cos. Inc.	4.450%	4/1/2062	500	388
	Lowe's Cos. Inc.	5.800%	9/15/2062	1,370	1,336
	Lowe's Cos. Inc.	5.850%	4/1/2063	300	294
	Magna International Inc.	5.050%	3/14/2029	551	557
	Magna International Inc.	2.450%	6/15/2030	500	459
	Magna International Inc.	5.875%	6/1/2035	543	565
	Marriott International Inc.	4.200%	7/15/2027	98	98
[4]	Marriott International Inc.	4.650%	12/1/2028	2,000	2,001
	Marriott International Inc.	4.875%	5/15/2029	500	504
	Marriott International Inc.	4.800%	3/15/2030	500	502
[4]	Marriott International Inc.	4.625%	6/15/2030	2,300	2,294
[4]	Marriott International Inc.	2.850%	4/15/2031	1,200	1,102
[4]	Marriott International Inc.	3.500%	10/15/2032	994	915
	Marriott International Inc.	4.500%	5/1/2033	349	337
[4]	Marriott International Inc.	2.750%	10/15/2033	250	217
	Marriott International Inc.	5.300%	5/15/2034	750	758
	Marriott International Inc.	5.350%	3/15/2035	259	261
	Marriott International Inc.	5.250%	10/15/2035	251	251
	Marriott International Inc.	5.500%	4/15/2037	1,500	1,514
	Marriott International Inc.	5.100%	5/1/2038	850	820
	Masco Corp.	3.500%	11/15/2027	100	99
	Masco Corp.	1.500%	2/15/2028	500	476
	Masco Corp.	2.000%	10/1/2030	500	445
	Masco Corp.	2.000%	2/15/2031	500	440
	Masco Corp.	4.500%	5/15/2047	475	397
[4]	Massachusetts Institute of Technology	2.989%	7/1/2050	370	249
[4]	Massachusetts Institute of Technology	2.294%	7/1/2051	325	185
	Massachusetts Institute of Technology	3.067%	4/1/2052	500	338

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Institute of Technology	5.618%	6/1/2055	500	510
	Massachusetts Institute of Technology	5.600%	7/1/2111	860	851
	Massachusetts Institute of Technology	4.678%	7/1/2114	700	577
	Massachusetts Institute of Technology	3.885%	7/1/2116	200	137
	Mattel Inc.	5.000%	11/17/2030	250	249
[4]	McDonald's Corp.	3.500%	7/1/2027	2,750	2,726
[4]	McDonald's Corp.	3.800%	4/1/2028	500	495
	McDonald's Corp.	4.800%	8/14/2028	600	604
[4]	McDonald's Corp.	5.000%	5/17/2029	500	507
[4]	McDonald's Corp.	2.625%	9/1/2029	885	837
[4]	McDonald's Corp.	2.125%	3/1/2030	600	551
	McDonald's Corp.	4.600%	5/15/2030	181	182
[4]	McDonald's Corp.	3.600%	7/1/2030	2,675	2,591
	McDonald's Corp.	4.400%	2/12/2031	793	787
	McDonald's Corp.	4.950%	8/14/2033	250	253
	McDonald's Corp.	4.950%	3/3/2035	2,320	2,309
[4]	McDonald's Corp.	4.700%	12/9/2035	875	856
	McDonald's Corp.	5.000%	2/13/2036	703	700
[4]	McDonald's Corp.	6.300%	10/15/2037	1,000	1,090
[4]	McDonald's Corp.	6.300%	3/1/2038	100	109
[4]	McDonald's Corp.	5.700%	2/1/2039	375	389
[4]	McDonald's Corp.	3.700%	2/15/2042	725	586
[4]	McDonald's Corp.	3.625%	5/1/2043	400	313
[4]	McDonald's Corp.	4.600%	5/26/2045	925	807
[4]	McDonald's Corp.	4.875%	12/9/2045	725	655
[4]	McDonald's Corp.	4.450%	3/1/2047	750	633
[4]	McDonald's Corp.	4.450%	9/1/2048	900	753
[4]	McDonald's Corp.	3.625%	9/1/2049	489	357
[4]	McDonald's Corp.	4.200%	4/1/2050	667	534
[4]	McDonald's Corp.	5.150%	9/9/2052	500	458
	McDonald's Corp.	5.450%	8/14/2053	426	409
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	605	693
	Meritage Homes Corp.	5.650%	3/15/2035	468	473
	Mohawk Industries Inc.	5.850%	9/18/2028	500	512
	Mohawk Industries Inc.	3.625%	5/15/2030	375	359
	NIKE Inc.	2.850%	3/27/2030	1,809	1,706
	NIKE Inc.	3.250%	3/27/2040	1,550	1,231
	NIKE Inc.	3.625%	5/1/2043	525	412
	NIKE Inc.	3.375%	3/27/2050	1,097	774
	Northwestern University	4.940%	12/1/2035	500	501
[4]	Northwestern University	4.643%	12/1/2044	350	331
[4]	Northwestern University	2.640%	12/1/2050	245	153
[4]	Northwestern University	3.662%	12/1/2057	200	146
	NVR Inc.	3.000%	5/15/2030	1,250	1,171
	O'Reilly Automotive Inc.	3.600%	9/1/2027	1,300	1,287
	O'Reilly Automotive Inc.	4.200%	4/1/2030	350	344
	O'Reilly Automotive Inc.	1.750%	3/15/2031	500	437
	O'Reilly Automotive Inc.	5.000%	8/19/2034	257	254
	O'Reilly Automotive Inc.	5.100%	3/12/2036	415	411
	Owens Corning	3.950%	8/15/2029	375	367
	Owens Corning	5.700%	6/15/2034	675	697
	Owens Corning	4.300%	7/15/2047	710	576
	Owens Corning	4.400%	1/30/2048	525	433
	Owens Corning	5.950%	6/15/2054	600	610
	Polaris Inc.	5.600%	3/1/2031	375	375
	President & Fellows of Harvard College	4.887%	3/15/2030	375	382
[4]	President & Fellows of Harvard College	4.609%	2/15/2035	500	496
	President & Fellows of Harvard College	4.875%	10/15/2040	250	248
	President & Fellows of Harvard College	3.150%	7/15/2046	400	292
	President & Fellows of Harvard College	2.517%	10/15/2050	725	443
	President & Fellows of Harvard College	3.745%	11/15/2052	500	383
	President & Fellows of Harvard College	3.300%	7/15/2056	520	356
	PulteGroup Inc.	4.250%	3/1/2031	700	683
	PulteGroup Inc.	6.375%	5/15/2033	750	805
	PulteGroup Inc.	4.900%	3/1/2036	600	585
	PVH Corp.	5.500%	6/13/2030	975	981
	Ralph Lauren Corp.	2.950%	6/15/2030	700	656
	Ralph Lauren Corp.	5.000%	6/15/2032	1,400	1,413
[4]	Rockefeller Foundation	2.492%	10/1/2050	1,000	602
	Rollins Inc.	5.250%	2/24/2035	233	232

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ross Stores Inc.	1.875%	4/15/2031	400	353
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	263	272
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	691	681
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	750	730
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	2,333	2,316
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	1,250	1,209
	Sands China Ltd.	5.400%	8/8/2028	1,550	1,560
	Sands China Ltd.	2.850%	3/8/2029	525	497
	Sands China Ltd.	4.375%	6/18/2030	575	557
	Sands China Ltd.	3.250%	8/8/2031	475	431
	Sekisui House US Inc.	3.850%	1/15/2030	1,000	951
	Sekisui House US Inc.	2.500%	1/15/2031	300	265
	Sekisui House US Inc.	6.000%	1/15/2043	400	367
	Snap-on Inc.	4.100%	3/1/2048	275	222
	Snap-on Inc.	3.100%	5/1/2050	400	270
	Stanley Black & Decker Inc.	2.300%	3/15/2030	1,500	1,372
	Starbucks Corp.	3.500%	3/1/2028	500	493
	Starbucks Corp.	4.500%	5/15/2028	206	206
	Starbucks Corp.	4.000%	11/15/2028	1,000	988
	Starbucks Corp.	3.550%	8/15/2029	400	389
	Starbucks Corp.	2.250%	3/12/2030	600	551
	Starbucks Corp.	2.550%	11/15/2030	2,963	2,715
	Starbucks Corp.	4.900%	2/15/2031	500	504
	Starbucks Corp.	3.000%	2/14/2032	1,920	1,753
	Starbucks Corp.	4.800%	2/15/2033	250	249
	Starbucks Corp.	4.500%	11/15/2048	1,023	854
	Starbucks Corp.	3.500%	11/15/2050	1,750	1,224
[4]	Tapestry Inc.	4.125%	7/15/2027	109	108
	Tapestry Inc.	5.100%	3/11/2030	234	236
	Tapestry Inc.	3.050%	3/15/2032	500	453
	Tapestry Inc.	5.500%	3/11/2035	966	972
	Thomas Jefferson University	3.847%	11/1/2057	326	234
	TJX Cos. Inc.	1.150%	5/15/2028	500	472
	TJX Cos. Inc.	3.875%	4/15/2030	688	672
	TJX Cos. Inc.	4.500%	4/15/2050	250	214
	Toll Brothers Finance Corp.	4.350%	2/15/2028	750	747
	Toll Brothers Finance Corp.	5.600%	6/15/2035	575	586
	Toyota Motor Corp.	5.118%	7/13/2028	704	713
	Toyota Motor Corp.	2.760%	7/2/2029	400	381
	Toyota Motor Corp.	4.450%	6/30/2030	750	746
	Toyota Motor Corp.	5.123%	7/13/2033	500	510
	Toyota Motor Corp.	5.053%	6/30/2035	750	756
[4]	Toyota Motor Credit Corp.	4.550%	9/20/2027	875	878
[4]	Toyota Motor Credit Corp.	4.350%	10/8/2027	650	650
	Toyota Motor Credit Corp.	5.450%	11/10/2027	700	711
[4]	Toyota Motor Credit Corp.	3.050%	1/11/2028	850	834
[4]	Toyota Motor Credit Corp.	3.750%	1/12/2028	870	863
	Toyota Motor Credit Corp.	4.625%	1/12/2028	650	653
[4]	Toyota Motor Credit Corp.	1.900%	4/6/2028	650	623
[4]	Toyota Motor Credit Corp.	4.250%	5/12/2028	777	776
	Toyota Motor Credit Corp.	4.050%	9/5/2028	1,350	1,340
[4]	Toyota Motor Credit Corp.	5.250%	9/11/2028	600	610
[4]	Toyota Motor Credit Corp.	4.650%	1/5/2029	650	653
	Toyota Motor Credit Corp.	3.650%	1/8/2029	1,450	1,424
[4]	Toyota Motor Credit Corp.	4.050%	3/13/2029	776	767
	Toyota Motor Credit Corp.	5.050%	5/16/2029	500	507
[4]	Toyota Motor Credit Corp.	4.450%	6/29/2029	750	749
	Toyota Motor Credit Corp.	4.550%	8/9/2029	300	300
	Toyota Motor Credit Corp.	4.950%	1/9/2030	1,000	1,012
[4]	Toyota Motor Credit Corp.	2.150%	2/13/2030	625	574
[4]	Toyota Motor Credit Corp.	3.375%	4/1/2030	400	383
	Toyota Motor Credit Corp.	4.800%	5/15/2030	675	679
[4]	Toyota Motor Credit Corp.	4.550%	5/17/2030	904	902
	Toyota Motor Credit Corp.	5.550%	11/20/2030	700	724
[4]	Toyota Motor Credit Corp.	4.200%	1/10/2031	1,280	1,257
[4]	Toyota Motor Credit Corp.	4.550%	5/14/2031	754	748
	Toyota Motor Credit Corp.	1.900%	9/12/2031	1,000	871
[4]	Toyota Motor Credit Corp.	4.600%	10/10/2031	725	721
[4]	Toyota Motor Credit Corp.	2.400%	1/13/2032	160	142
	Toyota Motor Credit Corp.	4.650%	9/3/2032	1,193	1,180

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toyota Motor Credit Corp.	4.600%	3/11/2033	216	212
[4]	Toyota Motor Credit Corp.	4.800%	1/5/2034	216	214
[4]	Toyota Motor Credit Corp.	4.800%	1/11/2036	318	312
	Tractor Supply Co.	1.750%	11/1/2030	400	352
	Tractor Supply Co.	5.250%	5/15/2033	500	503
[4]	Trustees of Boston College	3.129%	7/1/2052	300	203
[4]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	500	482
	Trustees of Dartmouth College	4.273%	6/1/2030	350	348
	Trustees of Princeton University	5.700%	3/1/2039	620	652
[4]	Trustees of Princeton University	2.516%	7/1/2050	565	351
	Trustees of Princeton University	4.201%	3/1/2052	300	248
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	325	190
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	450	369
[4]	University of Chicago	2.547%	4/1/2050	800	525
[4]	University of Chicago	4.003%	10/1/2053	390	310
[4]	University of Miami	4.063%	4/1/2052	500	393
[4]	University of Notre Dame du Lac	3.438%	2/15/2045	890	684
[4]	University of Notre Dame du Lac	3.394%	2/15/2048	325	242
[4]	University of Southern California	3.028%	10/1/2039	525	431
[4]	University of Southern California	3.841%	10/1/2047	500	399
[4]	University of Southern California	2.945%	10/1/2051	625	408
	University of Southern California	4.976%	10/1/2053	200	185
	University of Southern California	5.250%	10/1/2111	275	252
[4]	University of Southern California	3.226%	10/1/2120	300	170
[4]	Washington University	3.524%	4/15/2054	500	363
	Washington University	4.349%	4/15/2122	350	265
[4]	William Marsh Rice University	3.574%	5/15/2045	715	562
[4]	Yale University	1.482%	4/15/2030	325	293
[4]	Yale University	2.402%	4/15/2050	990	595
					407,797
Consumer Staples (0.6%)
	Ahold Finance USA LLC	6.875%	5/1/2029	425	450
	Altria Group Inc.	4.875%	2/4/2028	2,000	2,010
	Altria Group Inc.	4.800%	2/14/2029	1,525	1,531
	Altria Group Inc.	3.400%	5/6/2030	775	739
	Altria Group Inc.	4.500%	8/6/2030	588	583
	Altria Group Inc.	2.450%	2/4/2032	1,000	880
	Altria Group Inc.	5.625%	2/6/2035	425	436
	Altria Group Inc.	5.250%	8/6/2035	455	455
	Altria Group Inc.	5.800%	2/14/2039	1,625	1,647
	Altria Group Inc.	3.400%	2/4/2041	1,100	841
	Altria Group Inc.	4.250%	8/9/2042	710	585
	Altria Group Inc.	4.500%	5/2/2043	675	567
	Altria Group Inc.	5.375%	1/31/2044	700	654
	Altria Group Inc.	3.875%	9/16/2046	1,225	910
	Altria Group Inc.	5.950%	2/14/2049	1,620	1,591
	Altria Group Inc.	4.450%	5/6/2050	1,010	797
	Altria Group Inc.	3.700%	2/4/2051	1,000	695
	Altria Group Inc.	6.200%	2/14/2059	416	410
	Altria Group Inc.	4.000%	2/4/2061	500	348
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	5,070	4,934
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	8,740	7,963
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	850	825
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	2,275	2,067
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	4,480	4,505
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	3,700	3,571
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	800	808
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	1,685	2,116
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	2,280	2,321
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,660	1,565
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	4,662	3,945
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	3,250	3,197
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	850	866
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	675	644
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	583	530
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	280	297
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	525	448
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	500	303
	Avery Dennison Corp.	4.875%	12/6/2028	300	301

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Avery Dennison Corp.	2.650%	4/30/2030	750	694
Avery Dennison Corp.	5.750%	3/15/2033	500	523
BAT Capital Corp.	3.557%	8/15/2027	929	920
BAT Capital Corp.	2.259%	3/25/2028	1,425	1,371
BAT Capital Corp.	3.462%	9/6/2029	425	410
BAT Capital Corp.	6.343%	8/2/2030	650	687
BAT Capital Corp.	5.834%	2/20/2031	750	781
BAT Capital Corp.	2.726%	3/25/2031	1,750	1,598
BAT Capital Corp.	4.742%	3/16/2032	1,000	996
BAT Capital Corp.	5.350%	8/15/2032	2,653	2,715
BAT Capital Corp.	7.750%	10/19/2032	2,000	2,279
BAT Capital Corp.	6.421%	8/2/2033	1,800	1,946
BAT Capital Corp.	6.000%	2/20/2034	763	805
BAT Capital Corp.	5.625%	8/15/2035	970	1,000
BAT Capital Corp.	4.390%	8/15/2037	1,775	1,623
BAT Capital Corp.	7.079%	8/2/2043	350	389
BAT Capital Corp.	4.540%	8/15/2047	758	626
BAT Capital Corp.	5.282%	4/2/2050	775	699
BAT Capital Corp.	5.650%	3/16/2052	1,000	943
BAT Capital Corp.	7.081%	8/2/2053	900	1,016
BAT Capital Corp.	6.250%	8/15/2055	392	401
BAT International Finance plc	4.448%	3/16/2028	1,000	998
BAT International Finance plc	5.931%	2/2/2029	850	876
Brown-Forman Corp.	4.750%	4/15/2033	500	494
Brown-Forman Corp.	4.500%	7/15/2045	395	339
Bunge Ltd. Finance Corp.	3.750%	9/25/2027	500	496
Bunge Ltd. Finance Corp.	4.100%	1/7/2028	5,301	5,271
Bunge Ltd. Finance Corp.	3.200%	4/21/2031	500	466
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	1,000	913
Bunge Ltd. Finance Corp.	4.800%	3/19/2033	500	494
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	1,200	1,159
Bunge Ltd. Finance Corp.	5.150%	8/4/2035	550	547
Bunge Ltd. Finance Corp.	5.150%	3/19/2036	392	389
Campbell's Co.	4.150%	3/15/2028	625	619
Campbell's Co.	5.200%	3/21/2029	900	908
Campbell's Co.	2.375%	4/24/2030	400	363
Campbell's Co.	4.550%	3/21/2031	750	730
Campbell's Co.	5.400%	3/21/2034	500	493
Campbell's Co.	4.750%	3/23/2035	1,025	957
Campbell's Co.	4.800%	3/15/2048	550	450
Campbell's Co.	3.125%	4/24/2050	525	324
Campbell's Co.	5.250%	10/13/2054	250	212
Church & Dwight Co. Inc.	3.150%	8/1/2027	350	346
Church & Dwight Co. Inc.	3.950%	8/1/2047	950	750
Church & Dwight Co. Inc.	5.000%	6/15/2052	500	454
Clorox Co.	3.100%	10/1/2027	650	639
Clorox Co.	3.900%	5/15/2028	400	395
Clorox Co.	1.800%	5/15/2030	1,100	985
Clorox Co.	4.700%	5/15/2031	350	348
Clorox Co.	4.950%	5/15/2033	625	619
Clorox Co.	5.250%	5/15/2036	350	349
Coca-Cola Co.	1.500%	3/5/2028	500	478
Coca-Cola Co.	1.000%	3/15/2028	2,321	2,199
Coca-Cola Co.	2.125%	9/6/2029	2,300	2,153
Coca-Cola Co.	3.450%	3/25/2030	900	873
Coca-Cola Co.	1.650%	6/1/2030	2,125	1,917
Coca-Cola Co.	1.375%	3/15/2031	1,250	1,090
Coca-Cola Co.	2.250%	1/5/2032	1,000	894
Coca-Cola Co.	5.000%	5/13/2034	250	256
Coca-Cola Co.	2.500%	6/1/2040	1,300	954
Coca-Cola Co.	4.200%	3/25/2050	525	434
Coca-Cola Co.	2.600%	6/1/2050	1,550	951
Coca-Cola Co.	3.000%	3/5/2051	1,000	662
Coca-Cola Co.	2.500%	3/15/2051	2,225	1,323
Coca-Cola Co.	5.300%	5/13/2054	473	456
Coca-Cola Co.	5.200%	1/14/2055	1,577	1,504
Coca-Cola Co.	5.400%	5/13/2064	1,300	1,254
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	575	586
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	253	259
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	600	561

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	500	417
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	549	546
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	650	626
	Colgate-Palmolive Co.	3.100%	8/15/2027	1,000	989
	Colgate-Palmolive Co.	4.600%	3/1/2028	500	503
	Colgate-Palmolive Co.	3.250%	8/15/2032	1,400	1,309
[4]	Colgate-Palmolive Co.	4.000%	8/15/2045	550	466
	Conagra Brands Inc.	1.375%	11/1/2027	2,800	2,682
	Conagra Brands Inc.	4.850%	11/1/2028	1,100	1,101
	Conagra Brands Inc.	5.000%	8/1/2030	500	499
	Conagra Brands Inc.	5.750%	8/1/2035	350	353
	Conagra Brands Inc.	5.300%	11/1/2038	700	663
	Conagra Brands Inc.	5.400%	11/1/2048	400	352
	Constellation Brands Inc.	3.600%	2/15/2028	1,700	1,674
	Constellation Brands Inc.	4.650%	11/15/2028	250	250
	Constellation Brands Inc.	4.800%	1/15/2029	500	501
	Constellation Brands Inc.	3.150%	8/1/2029	625	598
	Constellation Brands Inc.	2.875%	5/1/2030	1,275	1,191
	Constellation Brands Inc.	4.800%	5/1/2030	150	150
	Constellation Brands Inc.	4.850%	5/6/2031	550	550
	Constellation Brands Inc.	2.250%	8/1/2031	700	618
	Constellation Brands Inc.	4.950%	11/1/2035	350	340
	Constellation Brands Inc.	4.500%	5/9/2047	408	340
	Constellation Brands Inc.	4.100%	2/15/2048	275	215
	Constellation Brands Inc.	5.250%	11/15/2048	1,075	987
	Constellation Brands Inc.	3.750%	5/1/2050	275	203
	Costco Wholesale Corp.	1.600%	4/20/2030	500	452
	Costco Wholesale Corp.	1.750%	4/20/2032	5,355	4,637
	Delhaize America LLC	9.000%	4/15/2031	475	553
	Diageo Capital plc	5.300%	10/24/2027	1,000	1,011
	Diageo Capital plc	2.375%	10/24/2029	800	746
	Diageo Capital plc	2.000%	4/29/2030	700	635
	Diageo Capital plc	2.125%	4/29/2032	675	585
	Diageo Capital plc	5.500%	1/24/2033	300	310
	Diageo Capital plc	5.875%	9/30/2036	250	264
	Diageo Capital plc	3.875%	4/29/2043	1,798	1,448
	Diageo Investment Corp.	5.125%	8/15/2030	600	610
	Diageo Investment Corp.	5.625%	4/15/2035	200	207
	Diageo Investment Corp.	7.450%	4/15/2035	325	379
	Dollar General Corp.	4.125%	5/1/2028	910	903
	Dollar General Corp.	5.200%	7/5/2028	600	606
	Dollar General Corp.	5.000%	11/1/2032	1,256	1,251
	Dollar General Corp.	5.450%	7/5/2033	1,000	1,016
	Dollar General Corp.	4.125%	4/3/2050	860	670
	Dollar General Corp.	5.500%	11/1/2052	400	383
	Dollar Tree Inc.	4.200%	5/15/2028	594	589
	Dollar Tree Inc.	2.650%	12/1/2031	1,148	1,024
	Dollar Tree Inc.	3.375%	12/1/2051	1,000	669
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	500	499
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	525	487
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	600	559
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	500	442
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	500	491
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	550	550
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	150	159
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	575	379
	Flowers Foods Inc.	2.400%	3/15/2031	1,000	867
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	1,000	726
	General Mills Inc.	4.200%	4/17/2028	1,175	1,168
	General Mills Inc.	5.500%	10/17/2028	900	918
	General Mills Inc.	4.875%	1/30/2030	625	628
	General Mills Inc.	2.875%	4/15/2030	550	515
	General Mills Inc.	2.250%	10/14/2031	750	660
	General Mills Inc.	4.950%	3/29/2033	850	844
	General Mills Inc.	5.250%	1/30/2035	550	551
	General Mills Inc.	5.400%	6/15/2040	350	342
	General Mills Inc.	3.000%	2/1/2051	598	377
	Haleon US Capital LLC	3.375%	3/24/2029	850	823
	Haleon US Capital LLC	3.625%	3/24/2032	2,350	2,200
	Haleon US Capital LLC	4.000%	3/24/2052	425	333

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hershey Co.	4.250%	5/4/2028	500	499
	Hershey Co.	4.500%	5/4/2033	500	495
	Hormel Foods Corp.	1.700%	6/3/2028	500	475
	Hormel Foods Corp.	1.800%	6/11/2030	775	697
	Hormel Foods Corp.	3.050%	6/3/2051	750	492
	Ingredion Inc.	2.900%	6/1/2030	600	561
	J M Smucker Co.	2.375%	3/15/2030	350	323
	J M Smucker Co.	6.200%	11/15/2033	1,100	1,173
	J M Smucker Co.	4.250%	3/15/2035	3,000	2,791
	J M Smucker Co.	6.500%	11/15/2043	600	645
	J M Smucker Co.	4.375%	3/15/2045	100	84
	JBS NV	5.750%	4/1/2033	1,402	1,437
	JBS NV	6.750%	3/15/2034	216	235
	JBS NV	5.950%	4/20/2035	865	891
	JBS NV	5.500%	1/15/2036	1,025	1,021
[9]	JBS NV	5.625%	3/10/2037	1,083	1,076
	JBS NV	4.375%	2/2/2052	2,600	1,959
	JBS NV	6.500%	12/1/2052	1,650	1,666
	JBS NV	7.250%	11/15/2053	578	631
	JBS NV	6.375%	2/25/2055	225	224
	JBS NV	6.250%	3/1/2056	1,050	1,027
[9]	JBS NV	6.400%	5/10/2057	1,075	1,069
	JBS NV	6.375%	4/15/2066	475	464
	Kellanova	3.400%	11/15/2027	950	939
	Kellanova	4.300%	5/15/2028	425	424
	Kellanova	2.100%	6/1/2030	500	455
[4]	Kellanova	7.450%	4/1/2031	500	558
	Kellanova	5.250%	3/1/2033	1,000	1,019
	Kellanova	5.750%	5/16/2054	400	396
	Kenvue Inc.	5.050%	3/22/2028	1,800	1,818
	Kenvue Inc.	5.000%	3/22/2030	1,650	1,671
	Kenvue Inc.	4.850%	5/22/2032	600	603
	Kenvue Inc.	4.900%	3/22/2033	1,500	1,506
	Kenvue Inc.	5.100%	3/22/2043	500	476
	Kenvue Inc.	5.050%	3/22/2053	850	776
	Kenvue Inc.	5.200%	3/22/2063	650	590
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	850	832
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	612	576
[4]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	500	444
[4]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	425	429
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	700	664
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	550	552
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	1,500	1,482
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	1,000	825
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	325	262
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	575	410
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	500	328
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	975	783
	Kimberly-Clark Corp.	1.050%	9/15/2027	600	579
	Kimberly-Clark Corp.	3.200%	4/25/2029	575	556
	Kimberly-Clark Corp.	3.100%	3/26/2030	560	532
	Kimberly-Clark Corp.	2.000%	11/2/2031	500	440
	Kimberly-Clark Corp.	6.625%	8/1/2037	200	227
	Kimberly-Clark Corp.	5.300%	3/1/2041	700	702
	Kimberly-Clark Corp.	3.200%	7/30/2046	325	230
	Kimberly-Clark Corp.	3.900%	5/4/2047	550	432
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	153	155
	Kraft Heinz Foods Co.	4.625%	1/30/2029	3,000	3,000
	Kraft Heinz Foods Co.	3.750%	4/1/2030	750	725
	Kraft Heinz Foods Co.	4.250%	3/1/2031	1,000	976
	Kraft Heinz Foods Co.	5.400%	3/15/2035	425	428
	Kraft Heinz Foods Co.	6.875%	1/26/2039	400	438
	Kraft Heinz Foods Co.	5.000%	6/4/2042	1,375	1,231
	Kraft Heinz Foods Co.	5.200%	7/15/2045	1,900	1,694
	Kraft Heinz Foods Co.	4.375%	6/1/2046	478	381
	Kraft Heinz Foods Co.	4.875%	10/1/2049	1,200	1,006
	Kraft Heinz Foods Co.	5.500%	6/1/2050	1,000	910
	Kroger Co.	4.500%	1/15/2029	500	499
[4]	Kroger Co.	7.700%	6/1/2029	200	216
	Kroger Co.	8.000%	9/15/2029	750	826

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	2.200%	5/1/2030	1,250	1,139
	Kroger Co.	1.700%	1/15/2031	700	614
	Kroger Co.	5.000%	9/15/2034	1,700	1,676
	Kroger Co.	6.900%	4/15/2038	300	336
	Kroger Co.	5.400%	7/15/2040	250	244
	Kroger Co.	5.000%	4/15/2042	650	601
	Kroger Co.	5.150%	8/1/2043	350	325
	Kroger Co.	4.450%	2/1/2047	679	561
	Kroger Co.	4.650%	1/15/2048	425	360
	Kroger Co.	5.400%	1/15/2049	550	514
	Kroger Co.	3.950%	1/15/2050	625	469
	Kroger Co.	5.500%	9/15/2054	1,722	1,616
	Kroger Co.	5.650%	9/15/2064	1,176	1,103
[9]	Maple Parent Holdings Corp.	4.750%	3/26/2029	235	235
[9]	Maple Parent Holdings Corp.	6.625%	3/26/2056	575	604
	McCormick & Co. Inc.	3.400%	8/15/2027	700	692
	McCormick & Co. Inc.	4.150%	2/15/2029	500	494
	McCormick & Co. Inc.	2.500%	4/15/2030	2,300	2,128
	McCormick & Co. Inc.	1.850%	2/15/2031	500	441
	McCormick & Co. Inc.	4.700%	10/15/2034	300	290
	Molson Coors Beverage Co.	4.900%	7/8/2031	300	299
	Molson Coors Beverage Co.	5.500%	7/8/2036	831	835
	Molson Coors Beverage Co.	5.000%	5/1/2042	1,150	1,047
	Molson Coors Beverage Co.	4.200%	7/15/2046	1,535	1,225
	Mondelez International Inc.	4.250%	5/6/2028	1,500	1,493
	Mondelez International Inc.	4.125%	5/7/2028	700	695
	Mondelez International Inc.	4.750%	2/20/2029	475	477
	Mondelez International Inc.	2.750%	4/13/2030	896	837
	Mondelez International Inc.	1.500%	2/4/2031	1,250	1,088
	Mondelez International Inc.	3.000%	3/17/2032	250	227
	Mondelez International Inc.	1.875%	10/15/2032	500	427
	Mondelez International Inc.	2.625%	9/4/2050	1,000	605
	PepsiCo Inc.	3.000%	10/15/2027	1,225	1,207
	PepsiCo Inc.	4.450%	2/7/2028	550	551
	PepsiCo Inc.	4.450%	5/15/2028	2,625	2,633
	PepsiCo Inc.	4.100%	1/15/2029	675	671
	PepsiCo Inc.	2.750%	3/19/2030	1,225	1,154
	PepsiCo Inc.	1.625%	5/1/2030	1,725	1,554
	PepsiCo Inc.	4.300%	7/23/2030	425	425
	PepsiCo Inc.	1.400%	2/25/2031	750	654
	PepsiCo Inc.	4.650%	7/23/2032	700	703
	PepsiCo Inc.	5.000%	2/7/2035	725	729
	PepsiCo Inc.	5.000%	7/23/2035	1,025	1,032
	PepsiCo Inc.	3.500%	3/19/2040	1,325	1,102
	PepsiCo Inc.	2.625%	10/21/2041	2,450	1,759
	PepsiCo Inc.	4.000%	3/5/2042	541	460
	PepsiCo Inc.	3.600%	8/13/2042	725	582
	PepsiCo Inc.	4.250%	10/22/2044	475	407
	PepsiCo Inc.	4.450%	4/14/2046	1,650	1,437
	PepsiCo Inc.	3.450%	10/6/2046	1,675	1,247
	PepsiCo Inc.	3.375%	7/29/2049	850	607
	PepsiCo Inc.	2.875%	10/15/2049	875	571
	PepsiCo Inc.	3.625%	3/19/2050	785	586
	PepsiCo Inc.	2.750%	10/21/2051	500	311
	PepsiCo Inc.	5.250%	7/17/2054	625	602
	PepsiCo Inc.	3.875%	3/19/2060	300	225
	Philip Morris International Inc.	3.125%	8/17/2027	1,175	1,161
	Philip Morris International Inc.	4.375%	11/1/2027	325	325
	Philip Morris International Inc.	5.125%	11/17/2027	1,375	1,388
	Philip Morris International Inc.	4.875%	2/15/2028	1,000	1,006
	Philip Morris International Inc.	3.125%	3/2/2028	400	391
	Philip Morris International Inc.	4.125%	4/28/2028	575	572
	Philip Morris International Inc.	3.875%	10/27/2028	450	444
	Philip Morris International Inc.	4.875%	2/13/2029	850	857
	Philip Morris International Inc.	4.125%	4/27/2029	1,300	1,286
	Philip Morris International Inc.	3.375%	8/15/2029	600	579
	Philip Morris International Inc.	4.625%	11/1/2029	625	626
	Philip Morris International Inc.	5.625%	11/17/2029	1,500	1,546
	Philip Morris International Inc.	5.125%	2/15/2030	1,500	1,523
	Philip Morris International Inc.	4.375%	4/30/2030	600	594

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.500%	9/7/2030	173	178
	Philip Morris International Inc.	4.000%	10/29/2030	769	749
	Philip Morris International Inc.	1.750%	11/1/2030	800	709
	Philip Morris International Inc.	5.125%	2/13/2031	1,750	1,782
	Philip Morris International Inc.	4.750%	11/1/2031	625	626
	Philip Morris International Inc.	4.250%	10/29/2032	1,408	1,365
	Philip Morris International Inc.	5.750%	11/17/2032	1,960	2,053
	Philip Morris International Inc.	5.375%	2/15/2033	1,900	1,951
	Philip Morris International Inc.	5.625%	9/7/2033	810	842
	Philip Morris International Inc.	5.250%	2/13/2034	1,500	1,525
	Philip Morris International Inc.	4.900%	11/1/2034	200	199
	Philip Morris International Inc.	4.875%	4/30/2035	500	493
	Philip Morris International Inc.	4.625%	10/29/2035	610	587
	Philip Morris International Inc.	4.875%	4/29/2036	373	365
	Philip Morris International Inc.	6.375%	5/16/2038	575	629
	Philip Morris International Inc.	4.375%	11/15/2041	1,175	1,026
	Philip Morris International Inc.	4.500%	3/20/2042	550	484
	Philip Morris International Inc.	3.875%	8/21/2042	75	61
	Philip Morris International Inc.	4.125%	3/4/2043	2,075	1,738
	Philip Morris International Inc.	4.250%	11/10/2044	1,000	841
	Pilgrim's Pride Corp.	4.250%	4/15/2031	400	384
	Pilgrim's Pride Corp.	3.500%	3/1/2032	600	546
	Pilgrim's Pride Corp.	6.250%	7/1/2033	656	684
	Procter & Gamble Co.	3.950%	1/26/2028	2,200	2,192
	Procter & Gamble Co.	4.350%	1/29/2029	500	502
	Procter & Gamble Co.	3.000%	3/25/2030	555	529
	Procter & Gamble Co.	4.050%	5/1/2030	300	297
	Procter & Gamble Co.	1.200%	10/29/2030	625	547
	Procter & Gamble Co.	4.100%	11/3/2032	825	806
	Procter & Gamble Co.	4.550%	1/29/2034	2,500	2,491
	Procter & Gamble Co.	4.600%	5/1/2035	250	248
	Procter & Gamble Co.	4.350%	11/3/2035	825	799
	Procter & Gamble Co.	5.550%	3/5/2037	625	664
	Reynolds American Inc.	5.700%	8/15/2035	1,075	1,107
	Reynolds American Inc.	7.250%	6/15/2037	325	369
[4]	Reynolds American Inc.	8.125%	5/1/2040	400	477
[4]	Reynolds American Inc.	7.000%	8/4/2041	150	164
	Reynolds American Inc.	6.150%	9/15/2043	400	405
	Reynolds American Inc.	5.850%	8/15/2045	2,835	2,793
	Sysco Corp.	3.250%	7/15/2027	925	915
	Sysco Corp.	5.750%	1/17/2029	500	513
	Sysco Corp.	5.950%	4/1/2030	564	585
	Sysco Corp.	4.400%	7/25/2031	400	390
	Sysco Corp.	2.450%	12/14/2031	500	444
	Sysco Corp.	6.000%	1/17/2034	1,150	1,208
	Sysco Corp.	5.400%	3/23/2035	475	477
	Sysco Corp.	4.950%	3/25/2036	625	600
	Sysco Corp.	6.600%	4/1/2040	735	796
	Sysco Corp.	4.850%	10/1/2045	125	109
	Sysco Corp.	4.500%	4/1/2046	408	340
	Sysco Corp.	4.450%	3/15/2048	408	332
	Sysco Corp.	3.300%	2/15/2050	425	285
	Sysco Corp.	6.600%	4/1/2050	950	1,011
	Sysco Corp.	3.150%	12/14/2051	600	382
	Target Corp.	4.350%	6/15/2028	472	472
	Target Corp.	3.375%	4/15/2029	850	828
	Target Corp.	2.650%	9/15/2030	250	232
	Target Corp.	4.400%	1/15/2033	750	741
	Target Corp.	4.500%	9/15/2034	1,774	1,721
	Target Corp.	5.000%	4/15/2035	752	753
	Target Corp.	5.250%	2/15/2036	500	508
	Target Corp.	6.500%	10/15/2037	450	500
	Target Corp.	7.000%	1/15/2038	300	346
	Target Corp.	4.000%	7/1/2042	2,000	1,675
	Target Corp.	3.625%	4/15/2046	1,180	897
	Target Corp.	2.950%	1/15/2052	676	431
	Tyson Foods Inc.	4.350%	3/1/2029	1,145	1,136
	Tyson Foods Inc.	5.700%	3/15/2034	1,150	1,183
	Tyson Foods Inc.	4.950%	2/20/2036	400	388
	Tyson Foods Inc.	5.150%	8/15/2044	550	506

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyson Foods Inc.	5.100%	9/28/2048	1,665	1,502
	Unilever Capital Corp.	4.250%	8/12/2027	450	450
	Unilever Capital Corp.	4.875%	9/8/2028	500	505
	Unilever Capital Corp.	2.125%	9/6/2029	1,575	1,470
	Unilever Capital Corp.	1.375%	9/14/2030	500	441
	Unilever Capital Corp.	1.750%	8/12/2031	500	436
	Unilever Capital Corp.	5.900%	11/15/2032	800	855
	Unilever Capital Corp.	5.000%	12/8/2033	500	508
	Unilever Capital Corp.	4.625%	8/12/2034	850	837
[4]	Unilever Capital Corp.	2.625%	8/12/2051	500	309
	Walmart Inc.	3.900%	4/15/2028	600	597
	Walmart Inc.	3.700%	6/26/2028	511	506
	Walmart Inc.	1.500%	9/22/2028	1,175	1,108
	Walmart Inc.	4.000%	4/30/2029	333	330
	Walmart Inc.	3.250%	7/8/2029	1,633	1,590
	Walmart Inc.	2.375%	9/24/2029	675	636
	Walmart Inc.	4.150%	4/30/2031	688	680
	Walmart Inc.	1.800%	9/22/2031	212	187
	Walmart Inc.	4.150%	9/9/2032	796	784
	Walmart Inc.	4.450%	4/30/2033	647	640
	Walmart Inc.	4.900%	4/28/2035	525	529
	Walmart Inc.	5.250%	9/1/2035	1,620	1,672
	Walmart Inc.	4.750%	4/30/2036	515	511
	Walmart Inc.	6.200%	4/15/2038	570	633
	Walmart Inc.	3.950%	6/28/2038	2,175	1,996
	Walmart Inc.	4.000%	4/11/2043	1,920	1,627
	Walmart Inc.	3.625%	12/15/2047	1,300	1,014
	Walmart Inc.	4.050%	6/29/2048	1,756	1,439
	Walmart Inc.	2.950%	9/24/2049	720	484
	Walmart Inc.	4.500%	9/9/2052	1,300	1,127
					364,987
Energy (0.7%)
	APA Corp.	6.750%	2/15/2055	770	804
	Baker Hughes Holdings LLC	4.050%	3/11/2029	500	493
	Baker Hughes Holdings LLC	4.350%	6/15/2031	574	563
	Baker Hughes Holdings LLC	4.650%	6/15/2033	460	450
	Baker Hughes Holdings LLC	5.000%	6/15/2036	2,004	1,960
	Baker Hughes Holdings LLC	4.080%	12/15/2047	2,200	1,747
	Baker Hughes Holdings LLC	5.850%	6/15/2056	2,141	2,115
	Boardwalk Pipelines LP	4.800%	5/3/2029	100	100
	Boardwalk Pipelines LP	3.600%	9/1/2032	500	462
	Boardwalk Pipelines LP	5.625%	8/1/2034	945	964
	Boardwalk Pipelines LP	5.375%	2/15/2036	850	845
	BP Capital Markets America Inc.	5.017%	11/17/2027	1,125	1,135
	BP Capital Markets America Inc.	3.937%	9/21/2028	1,800	1,778
	BP Capital Markets America Inc.	4.234%	11/6/2028	1,670	1,659
	BP Capital Markets America Inc.	4.970%	10/17/2029	625	632
	BP Capital Markets America Inc.	4.868%	11/25/2029	1,000	1,009
	BP Capital Markets America Inc.	3.633%	4/6/2030	2,600	2,512
	BP Capital Markets America Inc.	1.749%	8/10/2030	900	804
	BP Capital Markets America Inc.	2.721%	1/12/2032	900	809
	BP Capital Markets America Inc.	4.812%	2/13/2033	1,900	1,887
	BP Capital Markets America Inc.	4.893%	9/11/2033	2,348	2,337
	BP Capital Markets America Inc.	4.989%	4/10/2034	870	869
	BP Capital Markets America Inc.	5.227%	11/17/2034	1,625	1,646
	BP Capital Markets America Inc.	3.060%	6/17/2041	1,505	1,133
	BP Capital Markets America Inc.	3.000%	2/24/2050	1,680	1,090
	BP Capital Markets America Inc.	2.772%	11/10/2050	1,455	895
	BP Capital Markets America Inc.	2.939%	6/4/2051	1,900	1,203
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,000	637
	BP Capital Markets America Inc.	3.379%	2/8/2061	1,900	1,224
	BP Capital Markets plc	3.279%	9/19/2027	2,135	2,111
	BP Capital Markets plc	3.723%	11/28/2028	685	672
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	175	177
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	500	468
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	975	1,078
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	300	324
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	200	202
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	400	416

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	350	377
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	1,000	1,055
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	325	355
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	395	351
	Cenovus Energy Inc.	4.650%	3/20/2031	300	296
	Cenovus Energy Inc.	2.650%	1/15/2032	450	402
	Cenovus Energy Inc.	5.400%	3/20/2036	500	495
	Cenovus Energy Inc.	5.250%	6/15/2037	282	273
	Cenovus Energy Inc.	6.750%	11/15/2039	195	215
	Cenovus Energy Inc.	5.400%	6/15/2047	827	763
	Cenovus Energy Inc.	3.750%	2/15/2052	700	499
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	3,740	3,616
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	600	510
	Cheniere Energy Inc.	4.625%	10/15/2028	1,193	1,190
	Cheniere Energy Inc.	5.650%	4/15/2034	1,265	1,298
[9]	Cheniere Energy Inc.	5.200%	7/30/2036	536	527
[9]	Cheniere Energy Inc.	6.000%	7/30/2056	750	750
	Cheniere Energy Partners LP	4.500%	10/1/2029	1,300	1,290
	Cheniere Energy Partners LP	4.000%	3/1/2031	3,694	3,556
	Cheniere Energy Partners LP	3.250%	1/31/2032	1,500	1,377
	Cheniere Energy Partners LP	5.950%	6/30/2033	1,100	1,149
	Cheniere Energy Partners LP	5.550%	10/30/2035	1,150	1,168
[9]	Cheniere Energy Partners LP	5.350%	11/30/2036	750	746
[9]	Cheniere Energy Partners LP	6.050%	11/30/2056	375	379
	Chevron Corp.	2.236%	5/11/2030	2,200	2,023
	Chevron USA Inc.	1.018%	8/12/2027	500	483
	Chevron USA Inc.	3.950%	8/13/2027	794	793
	Chevron USA Inc.	3.850%	1/15/2028	2,250	2,235
	Chevron USA Inc.	4.475%	2/26/2028	375	376
	Chevron USA Inc.	4.050%	8/13/2028	1,420	1,413
	Chevron USA Inc.	4.687%	4/15/2030	445	448
	Chevron USA Inc.	4.300%	10/15/2030	455	452
	Chevron USA Inc.	4.819%	4/15/2032	485	490
	Chevron USA Inc.	4.500%	10/15/2032	1,206	1,200
	Chevron USA Inc.	4.980%	4/15/2035	230	231
	Chevron USA Inc.	4.850%	10/15/2035	1,200	1,196
	Chevron USA Inc.	5.250%	11/15/2043	800	792
	Chevron USA Inc.	2.343%	8/12/2050	500	287
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	970	883
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	600	456
	CNOOC Finance 2014 ULC	4.875%	4/30/2044	200	196
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	1,125	1,122
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	500	544
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	1,075	1,231
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	422	418
	ConocoPhillips	5.900%	10/15/2032	400	424
	ConocoPhillips	5.900%	5/15/2038	1,255	1,325
	ConocoPhillips	4.875%	10/1/2047	477	424
	ConocoPhillips Co.	4.700%	1/15/2030	1,150	1,154
	ConocoPhillips Co.	4.850%	1/15/2032	550	554
	ConocoPhillips Co.	5.000%	1/15/2035	2,150	2,146
	ConocoPhillips Co.	3.758%	3/15/2042	719	580
	ConocoPhillips Co.	4.300%	11/15/2044	750	628
	ConocoPhillips Co.	3.800%	3/15/2052	920	674
	ConocoPhillips Co.	5.300%	5/15/2053	915	852
	ConocoPhillips Co.	5.500%	1/15/2055	3,000	2,875
	ConocoPhillips Co.	4.025%	3/15/2062	1,675	1,222
	ConocoPhillips Co.	5.700%	9/15/2063	500	488
	ConocoPhillips Co.	5.650%	1/15/2065	550	530
	Continental Resources Inc.	4.375%	1/15/2028	600	596
	Continental Resources Inc.	4.900%	6/1/2044	650	531
	DCP Midstream Operating LP	5.625%	7/15/2027	195	197
	DCP Midstream Operating LP	5.125%	5/15/2029	465	470
	DCP Midstream Operating LP	8.125%	8/16/2030	250	281
	DCP Midstream Operating LP	3.250%	2/15/2032	263	240
	DCP Midstream Operating LP	5.600%	4/1/2044	400	385
[9]	Devon Energy Corp.	4.375%	3/15/2029	600	595
	Devon Energy Corp.	4.500%	1/15/2030	518	514
	Devon Energy Corp.	7.875%	9/30/2031	590	673
	Devon Energy Corp.	7.950%	4/15/2032	245	281

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Devon Energy Corp.	5.600%	3/15/2034	320	328
[9]	Devon Energy Corp.	5.400%	2/15/2035	200	202
	Devon Energy Corp.	5.600%	7/15/2041	315	310
	Devon Energy Corp.	4.750%	5/15/2042	630	562
	Devon Energy Corp.	5.750%	9/15/2054	1,575	1,518
[9]	Devon Energy Corp.	5.900%	2/15/2055	835	823
	Diamondback Energy Inc.	3.500%	12/1/2029	650	627
	Diamondback Energy Inc.	5.150%	1/30/2030	710	720
	Diamondback Energy Inc.	3.125%	3/24/2031	600	558
	Diamondback Energy Inc.	6.250%	3/15/2033	1,255	1,335
	Diamondback Energy Inc.	5.400%	4/18/2034	1,085	1,100
	Diamondback Energy Inc.	5.550%	4/1/2035	882	900
	Diamondback Energy Inc.	6.250%	3/15/2053	550	570
	Diamondback Energy Inc.	5.750%	4/18/2054	1,255	1,220
	Diamondback Energy Inc.	5.900%	4/18/2064	1,535	1,507
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	200	207
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	400	383
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	700	718
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	1,000	946
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	400	344
[4]	Enbridge Energy Partners LP	7.500%	4/15/2038	300	347
	Enbridge Energy Partners LP	5.500%	9/15/2040	575	564
	Enbridge Energy Partners LP	7.375%	10/15/2045	800	924
	Enbridge Inc.	4.600%	6/20/2028	175	175
	Enbridge Inc.	6.000%	11/15/2028	605	623
	Enbridge Inc.	4.200%	11/20/2028	400	396
	Enbridge Inc.	5.300%	4/5/2029	625	635
	Enbridge Inc.	3.125%	11/15/2029	825	785
	Enbridge Inc.	4.900%	6/20/2030	425	426
	Enbridge Inc.	6.200%	11/15/2030	605	636
	Enbridge Inc.	4.500%	2/15/2031	623	614
	Enbridge Inc.	5.700%	3/8/2033	1,915	1,978
	Enbridge Inc.	2.500%	8/1/2033	1,200	1,023
	Enbridge Inc.	5.625%	4/5/2034	750	772
	Enbridge Inc.	5.200%	11/20/2035	368	365
	Enbridge Inc.	4.500%	6/10/2044	925	793
	Enbridge Inc.	5.500%	12/1/2046	650	621
	Enbridge Inc.	4.000%	11/15/2049	325	249
	Enbridge Inc.	3.400%	8/1/2051	1,000	679
	Enbridge Inc.	6.700%	11/15/2053	1,040	1,144
	Enbridge Inc.	5.950%	4/5/2054	1,050	1,054
	Enbridge Inc.	7.200%	6/27/2054	1,790	1,902
	Enbridge Inc.	7.375%	3/15/2055	350	368
	Energy Transfer LP	5.550%	2/15/2028	300	304
	Energy Transfer LP	4.950%	5/15/2028	800	804
	Energy Transfer LP	4.950%	6/15/2028	1,500	1,508
	Energy Transfer LP	5.250%	4/15/2029	1,300	1,318
	Energy Transfer LP	5.250%	7/1/2029	311	316
	Energy Transfer LP	4.150%	9/15/2029	550	540
	Energy Transfer LP	5.200%	4/1/2030	100	102
	Energy Transfer LP	3.750%	5/15/2030	1,775	1,709
	Energy Transfer LP	6.400%	12/1/2030	300	318
	Energy Transfer LP	4.550%	1/15/2031	794	784
	Energy Transfer LP	5.750%	2/15/2033	1,150	1,191
	Energy Transfer LP	6.550%	12/1/2033	2,130	2,304
	Energy Transfer LP	5.550%	5/15/2034	1,500	1,524
	Energy Transfer LP	5.600%	9/1/2034	999	1,019
	Energy Transfer LP	4.900%	3/15/2035	250	243
	Energy Transfer LP	5.700%	4/1/2035	429	440
	Energy Transfer LP	5.350%	1/15/2036	658	656
	Energy Transfer LP	6.625%	10/15/2036	350	378
[4]	Energy Transfer LP	5.800%	6/15/2038	1,080	1,101
	Energy Transfer LP	7.500%	7/1/2038	800	923
	Energy Transfer LP	6.050%	6/1/2041	875	888
	Energy Transfer LP	6.500%	2/1/2042	300	317
	Energy Transfer LP	5.150%	2/1/2043	425	384
	Energy Transfer LP	5.300%	4/1/2044	950	868
	Energy Transfer LP	5.000%	5/15/2044	450	396
	Energy Transfer LP	5.150%	3/15/2045	500	445
	Energy Transfer LP	5.350%	5/15/2045	475	432

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.125%	12/15/2045	1,050	1,043
	Energy Transfer LP	5.300%	4/15/2047	1,705	1,529
	Energy Transfer LP	5.400%	10/1/2047	565	512
	Energy Transfer LP	6.000%	6/15/2048	1,350	1,312
	Energy Transfer LP	6.250%	4/15/2049	1,200	1,198
	Energy Transfer LP	5.000%	5/15/2050	2,150	1,821
	Energy Transfer LP	5.950%	5/15/2054	2,700	2,585
	Energy Transfer LP	6.050%	9/1/2054	2,192	2,130
	Energy Transfer LP	6.200%	4/1/2055	859	850
	Energy Transfer LP	6.300%	1/15/2056	450	452
	Enterprise Products Operating LLC	4.300%	6/20/2028	900	897
	Enterprise Products Operating LLC	3.125%	7/31/2029	1,550	1,486
	Enterprise Products Operating LLC	2.800%	1/31/2030	1,226	1,154
	Enterprise Products Operating LLC	4.600%	1/15/2031	1,675	1,670
	Enterprise Products Operating LLC	5.350%	1/31/2033	265	272
	Enterprise Products Operating LLC	4.850%	1/31/2034	550	545
	Enterprise Products Operating LLC	4.950%	2/15/2035	1,410	1,400
	Enterprise Products Operating LLC	5.200%	1/15/2036	1,125	1,129
	Enterprise Products Operating LLC	7.550%	4/15/2038	300	355
	Enterprise Products Operating LLC	6.450%	9/1/2040	520	570
	Enterprise Products Operating LLC	5.950%	2/1/2041	4,320	4,501
	Enterprise Products Operating LLC	5.700%	2/15/2042	345	349
	Enterprise Products Operating LLC	4.850%	8/15/2042	850	784
	Enterprise Products Operating LLC	4.450%	2/15/2043	1,000	874
	Enterprise Products Operating LLC	4.850%	3/15/2044	1,110	1,014
	Enterprise Products Operating LLC	5.100%	2/15/2045	982	916
	Enterprise Products Operating LLC	4.900%	5/15/2046	500	450
	Enterprise Products Operating LLC	4.250%	2/15/2048	1,200	984
	Enterprise Products Operating LLC	4.800%	2/1/2049	1,000	878
	Enterprise Products Operating LLC	4.200%	1/31/2050	1,100	888
	Enterprise Products Operating LLC	3.700%	1/31/2051	1,000	736
	Enterprise Products Operating LLC	3.200%	2/15/2052	500	331
	Enterprise Products Operating LLC	3.300%	2/15/2053	950	637
	Enterprise Products Operating LLC	4.950%	10/15/2054	117	104
	Enterprise Products Operating LLC	5.550%	2/16/2055	1,250	1,211
	Enterprise Products Operating LLC	3.950%	1/31/2060	1,100	801
[4]	Enterprise Products Operating LLC	5.250%	8/16/2077	400	398
[4]	Enterprise Products Operating LLC	5.375%	2/15/2078	1,225	1,219
	EOG Resources Inc.	4.400%	7/15/2028	325	324
	EOG Resources Inc.	4.400%	1/15/2031	300	296
	EOG Resources Inc.	5.000%	7/15/2032	1,344	1,353
	EOG Resources Inc.	3.900%	4/1/2035	560	512
	EOG Resources Inc.	5.350%	1/15/2036	1,200	1,213
	EOG Resources Inc.	4.950%	4/15/2050	700	625
	EOG Resources Inc.	5.650%	12/1/2054	800	783
	EOG Resources Inc.	5.950%	7/15/2055	650	662
	EQT Corp.	5.700%	4/1/2028	550	559
	EQT Corp.	7.000%	2/1/2030	1,000	1,064
	EQT Corp.	5.750%	2/1/2034	250	255
	Expand Energy Corp.	5.375%	2/1/2029	3,740	3,739
	Expand Energy Corp.	5.700%	1/15/2035	1,000	1,010
	Exxon Mobil Corp.	3.482%	3/19/2030	450	436
	Exxon Mobil Corp.	2.610%	10/15/2030	1,875	1,739
	Exxon Mobil Corp.	2.995%	8/16/2039	815	645
	Exxon Mobil Corp.	4.227%	3/19/2040	1,850	1,667
	Exxon Mobil Corp.	3.567%	3/6/2045	750	579
	Exxon Mobil Corp.	4.114%	3/1/2046	1,840	1,522
	Exxon Mobil Corp.	3.095%	8/16/2049	719	486
	Exxon Mobil Corp.	4.327%	3/19/2050	2,300	1,919
	Exxon Mobil Corp.	3.452%	4/15/2051	2,600	1,853
	Halliburton Co.	4.850%	11/15/2035	1,000	971
	Halliburton Co.	6.700%	9/15/2038	755	832
	Halliburton Co.	7.450%	9/15/2039	1,265	1,479
	Halliburton Co.	4.500%	11/15/2041	675	591
	Halliburton Co.	4.750%	8/1/2043	725	638
	Halliburton Co.	5.000%	11/15/2045	509	456
	Helmerich & Payne Inc.	4.650%	12/1/2027	700	699
	Helmerich & Payne Inc.	4.850%	12/1/2029	500	499
	Helmerich & Payne Inc.	2.900%	9/29/2031	565	506
	Helmerich & Payne Inc.	5.500%	12/1/2034	250	245

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hess Corp.	7.300%	8/15/2031	560	623
	Hess Corp.	7.125%	3/15/2033	415	467
	Hess Corp.	5.600%	2/15/2041	1,750	1,772
	Hess Corp.	5.800%	4/1/2047	500	505
	HF Sinclair Corp.	4.500%	10/1/2030	400	390
	HF Sinclair Corp.	5.750%	1/15/2031	550	562
	HF Sinclair Corp.	5.500%	9/1/2032	306	308
	HF Sinclair Corp.	6.250%	1/15/2035	675	700
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	175	197
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	300	311
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	335	375
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	1,290	1,387
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	572	502
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	500	452
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	500	477
	Kinder Morgan Inc.	4.300%	3/1/2028	1,080	1,076
	Kinder Morgan Inc.	5.150%	6/1/2030	150	153
[4]	Kinder Morgan Inc.	7.750%	1/15/2032	835	949
	Kinder Morgan Inc.	4.800%	2/1/2033	500	494
	Kinder Morgan Inc.	5.850%	6/1/2035	4,500	4,700
	Kinder Morgan Inc.	5.550%	6/1/2045	4,100	3,940
	Kinder Morgan Inc.	5.050%	2/15/2046	200	180
	Kinder Morgan Inc.	5.200%	3/1/2048	630	572
	Kinder Morgan Inc.	3.250%	8/1/2050	500	332
	Kinder Morgan Inc.	3.600%	2/15/2051	480	338
	Kinder Morgan Inc.	5.450%	8/1/2052	1,630	1,524
	Marathon Petroleum Corp.	3.800%	4/1/2028	1,150	1,135
	Marathon Petroleum Corp.	5.150%	3/1/2030	515	522
	Marathon Petroleum Corp.	5.700%	3/1/2035	3,860	3,962
	Marathon Petroleum Corp.	6.500%	3/1/2041	1,075	1,153
	Marathon Petroleum Corp.	4.750%	9/15/2044	200	175
	Marathon Petroleum Corp.	4.500%	4/1/2048	650	526
	Marathon Petroleum Corp.	5.000%	9/15/2054	325	278
	MPLX LP	4.250%	12/1/2027	1,010	1,005
	MPLX LP	2.650%	8/15/2030	735	677
	MPLX LP	4.950%	9/1/2032	571	568
	MPLX LP	5.000%	3/1/2033	1,000	993
	MPLX LP	5.500%	6/1/2034	5,100	5,157
	MPLX LP	5.400%	4/1/2035	351	351
	MPLX LP	5.400%	9/15/2035	1,690	1,685
	MPLX LP	5.300%	4/1/2036	1,075	1,060
	MPLX LP	4.700%	4/15/2048	1,255	1,043
	MPLX LP	5.500%	2/15/2049	1,260	1,161
	MPLX LP	5.950%	4/1/2055	346	336
	MPLX LP	6.200%	9/15/2055	800	803
	MPLX LP	6.100%	4/1/2056	500	495
	NOV Inc.	3.600%	12/1/2029	500	481
	NOV Inc.	3.950%	12/1/2042	800	629
	Occidental Petroleum Corp.	8.875%	7/15/2030	811	914
	Occidental Petroleum Corp.	6.625%	9/1/2030	158	167
	Occidental Petroleum Corp.	7.500%	5/1/2031	704	779
	Occidental Petroleum Corp.	7.875%	9/15/2031	392	442
	Occidental Petroleum Corp.	5.550%	10/1/2034	1,450	1,483
	Occidental Petroleum Corp.	6.450%	9/15/2036	1,388	1,488
	Occidental Petroleum Corp.	7.950%	6/15/2039	323	384
	Occidental Petroleum Corp.	6.200%	3/15/2040	788	816
	Occidental Petroleum Corp.	6.600%	3/15/2046	905	962
	Occidental Petroleum Corp.	4.400%	4/15/2046	344	289
	Occidental Petroleum Corp.	4.200%	3/15/2048	244	195
	Occidental Petroleum Corp.	6.050%	10/1/2054	835	846
	ONEOK Inc.	4.000%	7/13/2027	1,150	1,144
	ONEOK Inc.	4.250%	9/24/2027	1,300	1,296
	ONEOK Inc.	4.550%	7/15/2028	800	799
	ONEOK Inc.	5.650%	11/1/2028	500	510
	ONEOK Inc.	5.375%	6/1/2029	415	421
	ONEOK Inc.	3.400%	9/1/2029	1,810	1,739
	ONEOK Inc.	3.100%	3/15/2030	1,000	942
	ONEOK Inc.	3.250%	6/1/2030	500	471
	ONEOK Inc.	6.350%	1/15/2031	1,000	1,053
	ONEOK Inc.	4.750%	10/15/2031	600	593

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	4.950%	10/15/2032	592	588
	ONEOK Inc.	6.050%	9/1/2033	1,400	1,465
	ONEOK Inc.	5.650%	9/1/2034	1,815	1,850
	ONEOK Inc.	5.050%	11/1/2034	782	765
	ONEOK Inc.	5.400%	10/15/2035	1,200	1,198
	ONEOK Inc.	5.150%	10/15/2043	350	317
	ONEOK Inc.	5.600%	4/1/2044	295	279
	ONEOK Inc.	5.050%	4/1/2045	370	326
	ONEOK Inc.	4.250%	9/15/2046	300	234
	ONEOK Inc.	4.950%	7/13/2047	775	667
	ONEOK Inc.	4.200%	10/3/2047	725	557
	ONEOK Inc.	5.200%	7/15/2048	650	577
	ONEOK Inc.	4.850%	2/1/2049	200	168
	ONEOK Inc.	4.450%	9/1/2049	485	388
	ONEOK Inc.	3.950%	3/1/2050	625	452
	ONEOK Inc.	7.150%	1/15/2051	330	366
	ONEOK Inc.	6.625%	9/1/2053	1,500	1,572
	ONEOK Inc.	6.250%	10/15/2055	1,450	1,454
	ONEOK Inc.	5.850%	11/1/2064	665	623
	ONEOK Partners LP	6.650%	10/1/2036	360	391
	ONEOK Partners LP	6.850%	10/15/2037	300	329
	ONEOK Partners LP	6.125%	2/1/2041	1,040	1,068
	Ovintiv Inc.	7.375%	11/1/2031	450	497
	Ovintiv Inc.	6.250%	7/15/2033	400	421
	Ovintiv Inc.	6.500%	8/15/2034	700	747
	Ovintiv Inc.	6.625%	8/15/2037	830	888
	Ovintiv Inc.	7.100%	7/15/2053	400	442
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	285	286
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	325	349
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	188	187
	Phillips 66	3.900%	3/15/2028	600	593
	Phillips 66	2.150%	12/15/2030	800	718
	Phillips 66	4.650%	11/15/2034	500	484
	Phillips 66	5.875%	5/1/2042	401	406
	Phillips 66	4.875%	11/15/2044	1,750	1,559
	Phillips 66 Co.	3.750%	3/1/2028	400	395
	Phillips 66 Co.	3.150%	12/15/2029	250	238
	Phillips 66 Co.	5.250%	6/15/2031	500	509
	Phillips 66 Co.	5.300%	6/30/2033	1,150	1,165
	Phillips 66 Co.	4.950%	3/15/2035	505	498
	Phillips 66 Co.	5.650%	6/15/2054	1,675	1,583
[4]	Phillips 66 Co.	5.875%	3/15/2056	676	671
[4]	Phillips 66 Co.	6.200%	3/15/2056	549	551
	Pioneer Natural Resources Co.	1.900%	8/15/2030	370	332
	Pioneer Natural Resources Co.	2.150%	1/15/2031	1,375	1,234
	Plains All American Pipeline LP	3.550%	12/15/2029	1,200	1,155
	Plains All American Pipeline LP	3.800%	9/15/2030	525	503
	Plains All American Pipeline LP	4.700%	1/15/2031	534	530
	Plains All American Pipeline LP	5.700%	9/15/2034	425	434
	Plains All American Pipeline LP	5.950%	6/15/2035	800	823
	Plains All American Pipeline LP	5.600%	1/15/2036	614	616
	Plains All American Pipeline LP	6.650%	1/15/2037	500	540
	Plains All American Pipeline LP	5.150%	6/1/2042	500	459
	Plains All American Pipeline LP	4.300%	1/31/2043	240	199
	Plains All American Pipeline LP	4.700%	6/15/2044	500	433
	Plains All American Pipeline LP	4.900%	2/15/2045	650	573
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	2,870	2,851
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	12,205	12,088
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	472	493
	Schlumberger Investment SA	4.550%	5/7/2031	366	364
	Schlumberger Investment SA	4.800%	5/7/2033	238	237
	Schlumberger Investment SA	5.150%	5/7/2036	1,025	1,020
[9]	Shell Finance US Inc.	3.875%	11/13/2028	889	877
[4]	Shell Finance US Inc.	2.375%	11/7/2029	1,861	1,742
[4]	Shell Finance US Inc.	2.750%	4/6/2030	1,405	1,318
	Shell Finance US Inc.	4.125%	11/6/2030	481	472
[4]	Shell Finance US Inc.	4.125%	5/11/2035	2,125	2,002
	Shell Finance US Inc.	4.750%	1/6/2036	825	807
[9]	Shell Finance US Inc.	6.375%	12/15/2038	1,670	1,826
[9]	Shell Finance US Inc.	5.500%	3/25/2040	700	707

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Shell Finance US Inc.	4.550%	8/12/2043	1,100	967
[4]	Shell Finance US Inc.	4.375%	5/11/2045	2,000	1,703
[4]	Shell Finance US Inc.	4.000%	5/10/2046	1,715	1,370
[4]	Shell Finance US Inc.	3.750%	9/12/2046	375	290
[9]	Shell Finance US Inc.	3.125%	11/7/2049	495	334
[4]	Shell Finance US Inc.	3.250%	4/6/2050	1,735	1,199
[9]	Shell Finance US Inc.	3.000%	11/26/2051	950	617
	Shell International Finance BV	2.875%	11/26/2041	500	365
	Shell International Finance BV	3.625%	8/21/2042	525	415
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	250	251
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	830	833
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	1,045	1,041
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	580	555
	Spectra Energy Partners LP	5.950%	9/25/2043	400	404
	Spectra Energy Partners LP	4.500%	3/15/2045	220	186
	Suncor Energy Inc.	7.150%	2/1/2032	500	551
	Suncor Energy Inc.	5.950%	12/1/2034	1,100	1,147
	Suncor Energy Inc.	6.800%	5/15/2038	381	419
	Suncor Energy Inc.	6.850%	6/1/2039	350	387
	Suncor Energy Inc.	4.000%	11/15/2047	700	536
	Suncor Energy Inc.	3.750%	3/4/2051	625	453
	Targa Resources Corp.	4.350%	1/15/2029	342	339
	Targa Resources Corp.	6.150%	3/1/2029	800	828
	Targa Resources Corp.	4.900%	9/15/2030	425	426
	Targa Resources Corp.	4.200%	2/1/2033	950	900
	Targa Resources Corp.	6.125%	3/15/2033	1,081	1,140
	Targa Resources Corp.	5.500%	2/15/2035	1,270	1,283
	Targa Resources Corp.	5.550%	8/15/2035	729	738
	Targa Resources Corp.	5.650%	2/15/2036	165	168
	Targa Resources Corp.	5.400%	7/30/2036	985	981
	Targa Resources Corp.	4.950%	4/15/2052	765	655
	Targa Resources Corp.	6.250%	7/1/2052	250	254
	Targa Resources Corp.	6.500%	2/15/2053	700	733
	Targa Resources Corp.	6.125%	5/15/2055	729	727
	Targa Resources Corp.	6.050%	5/15/2056	850	841
	Targa Resources Partners LP	5.000%	1/15/2028	600	600
	Targa Resources Partners LP	5.500%	3/1/2030	5,295	5,340
	Targa Resources Partners LP	4.875%	2/1/2031	900	898
	Targa Resources Partners LP	4.000%	1/15/2032	940	892
	TotalEnergies Capital International SA	3.455%	2/19/2029	1,775	1,733
	TotalEnergies Capital International SA	2.829%	1/10/2030	1,695	1,600
	TotalEnergies Capital International SA	3.461%	7/12/2049	860	611
	TotalEnergies Capital International SA	3.127%	5/29/2050	1,920	1,278
	TotalEnergies Capital International SA	3.386%	6/29/2060	500	325
	TotalEnergies Capital SA	3.883%	10/11/2028	500	495
	TotalEnergies Capital SA	5.150%	4/5/2034	2,650	2,687
	TotalEnergies Capital SA	4.724%	9/10/2034	1,774	1,753
	TotalEnergies Capital SA	5.488%	4/5/2054	1,475	1,425
	TotalEnergies Capital SA	5.638%	4/5/2064	2,250	2,185
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	1,164	1,145
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	971	952
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	1,280	1,254
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	1,700	1,690
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	1,900	1,857
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	1,580	1,527
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	295	302
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	625	650
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	850	903
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	600	687
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	830	867
[4]	TransCanada PipeLines Ltd.	6.125%	10/17/2056	214	216
[4]	TransCanada PipeLines Ltd.	6.375%	10/17/2056	231	234
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	2,000	2,071
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	300	297
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	700	664
	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	1,855	1,836
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	1,080	919
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	500	383
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	403	397
	Valero Energy Corp.	2.150%	9/15/2027	517	503

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	4.350%	6/1/2028	315	314
	Valero Energy Corp.	5.150%	2/15/2030	100	101
	Valero Energy Corp.	7.500%	4/15/2032	600	678
	Valero Energy Corp.	5.150%	3/10/2036	600	591
	Valero Energy Corp.	6.625%	6/15/2037	1,355	1,489
	Valero Energy Corp.	3.650%	12/1/2051	875	609
	Valero Energy Corp.	4.000%	6/1/2052	250	186
	Valero Energy Partners LP	4.500%	3/15/2028	400	400
	Viper Energy Partners LLC	4.900%	8/1/2030	140	139
	Viper Energy Partners LLC	5.700%	8/1/2035	370	375
	Western Midstream Operating LP	4.750%	8/15/2028	229	229
	Western Midstream Operating LP	6.350%	1/15/2029	900	931
	Western Midstream Operating LP	4.050%	2/1/2030	1,040	1,008
	Western Midstream Operating LP	4.800%	3/1/2031	400	395
	Western Midstream Operating LP	6.150%	4/1/2033	425	443
	Western Midstream Operating LP	5.450%	11/15/2034	665	662
	Western Midstream Operating LP	5.500%	12/15/2035	315	312
	Western Midstream Operating LP	5.700%	7/1/2036	384	385
	Western Midstream Operating LP	5.450%	4/1/2044	390	355
	Western Midstream Operating LP	5.300%	3/1/2048	790	688
	Western Midstream Operating LP	5.250%	2/1/2050	1,100	954
	Williams Cos. Inc.	5.300%	8/15/2028	673	682
	Williams Cos. Inc.	4.900%	3/15/2029	900	905
	Williams Cos. Inc.	4.800%	11/15/2029	500	502
	Williams Cos. Inc.	4.625%	6/30/2030	400	398
	Williams Cos. Inc.	3.500%	11/15/2030	1,100	1,043
	Williams Cos. Inc.	2.600%	3/15/2031	1,000	905
	Williams Cos. Inc.	4.650%	8/15/2032	487	480
	Williams Cos. Inc.	5.650%	3/15/2033	729	751
	Williams Cos. Inc.	5.150%	3/15/2034	750	749
	Williams Cos. Inc.	5.600%	3/15/2035	500	510
	Williams Cos. Inc.	5.300%	9/30/2035	600	599
	Williams Cos. Inc.	5.150%	3/15/2036	688	677
	Williams Cos. Inc.	6.300%	4/15/2040	990	1,051
	Williams Cos. Inc.	5.800%	11/15/2043	585	580
	Williams Cos. Inc.	5.400%	3/4/2044	585	555
	Williams Cos. Inc.	5.750%	6/24/2044	600	593
	Williams Cos. Inc.	4.900%	1/15/2045	300	265
	Williams Cos. Inc.	5.100%	9/15/2045	900	819
	Williams Cos. Inc.	4.850%	3/1/2048	675	584
	Williams Cos. Inc.	3.500%	10/15/2051	540	372
	Williams Cos. Inc.	5.300%	8/15/2052	625	569
	Williams Cos. Inc.	5.800%	11/15/2054	625	609
	Williams Cos. Inc.	6.000%	3/15/2055	500	499
	Williams Cos. Inc.	5.950%	3/15/2056	652	646
	Woodside Finance Ltd.	4.900%	5/19/2028	600	602
	Woodside Finance Ltd.	5.400%	5/19/2030	1,167	1,186
	Woodside Finance Ltd.	5.700%	5/19/2032	600	617
	Woodside Finance Ltd.	5.100%	9/12/2034	340	334
	Woodside Finance Ltd.	6.000%	5/19/2035	1,633	1,697
	Woodside Finance Ltd.	5.700%	9/12/2054	625	599
					446,564
Financials (2.8%)
	ACE Capital Trust II	9.700%	4/1/2030	75	87
	AEGON Funding Co. LLC	5.625%	5/7/2036	825	821
[4]	Aegon Ltd.	5.500%	4/11/2048	585	587
	AerCap Ireland Capital DAC	3.650%	7/21/2027	875	868
	AerCap Ireland Capital DAC	4.625%	10/15/2027	500	500
	AerCap Ireland Capital DAC	3.875%	1/23/2028	1,000	988
	AerCap Ireland Capital DAC	5.750%	6/6/2028	600	612
	AerCap Ireland Capital DAC	3.000%	10/29/2028	3,700	3,563
	AerCap Ireland Capital DAC	4.125%	2/28/2029	257	253
	AerCap Ireland Capital DAC	4.625%	9/10/2029	1,050	1,046
	AerCap Ireland Capital DAC	6.150%	9/30/2030	600	627
	AerCap Ireland Capital DAC	4.375%	11/15/2030	364	357
	AerCap Ireland Capital DAC	3.300%	1/30/2032	4,000	3,661
	AerCap Ireland Capital DAC	4.750%	1/15/2033	500	489
	AerCap Ireland Capital DAC	3.400%	10/29/2033	1,000	890
	AerCap Ireland Capital DAC	5.300%	1/19/2034	750	750

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	4.950%	9/10/2034	900	878
	AerCap Ireland Capital DAC	5.000%	11/15/2035	135	131
	AerCap Ireland Capital DAC	3.850%	10/29/2041	2,400	1,937
	AerCap Ireland Capital DAC	6.950%	3/10/2055	200	207
	AerCap Ireland Capital DAC	6.500%	1/31/2056	150	152
	Affiliated Managers Group Inc.	3.300%	6/15/2030	500	473
	Affiliated Managers Group Inc.	5.500%	2/15/2036	816	807
	Aflac Inc.	3.600%	4/1/2030	500	483
	Aflac Inc.	4.750%	1/15/2049	1,080	946
	Alleghany Corp.	4.900%	9/15/2044	300	270
	Alleghany Corp.	3.250%	8/15/2051	425	282
	Allstate Corp.	5.050%	6/24/2029	402	407
	Allstate Corp.	1.450%	12/15/2030	500	435
	Allstate Corp.	5.250%	3/30/2033	625	635
	Allstate Corp.	5.550%	5/9/2035	605	622
	Allstate Corp.	4.500%	6/15/2043	1,550	1,347
	Allstate Corp.	4.200%	12/15/2046	525	426
	Allstate Corp.	3.850%	8/10/2049	400	303
[4]	Allstate Corp.	6.500%	5/15/2057	650	666
	Ally Financial Inc.	7.100%	11/15/2027	500	515
	Ally Financial Inc.	5.737%	5/15/2029	100	101
	Ally Financial Inc.	6.992%	6/13/2029	600	622
[4]	Ally Financial Inc.	8.000%	11/1/2031	2,308	2,568
	American Express Co.	5.043%	7/26/2028	1,275	1,282
	American Express Co.	4.731%	4/25/2029	1,000	1,003
	American Express Co.	4.351%	7/20/2029	3,000	2,985
	American Express Co.	5.282%	7/27/2029	800	810
	American Express Co.	4.444%	5/3/2030	746	741
	American Express Co.	5.085%	1/30/2031	700	709
	American Express Co.	5.016%	4/25/2031	8,200	8,284
	American Express Co.	6.489%	10/30/2031	800	853
	American Express Co.	4.918%	7/20/2033	1,825	1,824
	American Express Co.	4.420%	8/3/2033	1,500	1,460
	American Express Co.	5.043%	5/1/2034	892	894
	American Express Co.	5.625%	7/28/2034	500	512
	American Express Co.	5.915%	4/25/2035	420	436
	American Express Co.	5.284%	7/26/2035	1,275	1,289
	American Express Co.	5.667%	4/25/2036	2,700	2,797
	American Express Co.	4.804%	10/24/2036	1,500	1,455
	American Express Co.	4.050%	12/3/2042	621	525
	American Financial Group Inc.	5.250%	4/2/2030	318	321
	American Financial Group Inc.	4.500%	6/15/2047	500	412
	American International Group Inc.	3.400%	6/30/2030	4,115	3,913
	American International Group Inc.	3.875%	1/15/2035	400	367
	American International Group Inc.	4.500%	7/16/2044	988	862
	American International Group Inc.	4.750%	4/1/2048	845	744
	American International Group Inc.	4.375%	6/30/2050	1,000	826
	American National Group Inc.	5.750%	10/1/2029	250	254
	American National Group Inc.	6.000%	7/15/2035	700	697
	Ameriprise Financial Inc.	5.700%	12/15/2028	500	513
	Ameriprise Financial Inc.	4.800%	6/15/2031	183	183
	Ameriprise Financial Inc.	4.500%	5/13/2032	500	492
	Ameriprise Financial Inc.	5.150%	5/15/2033	650	658
	Ameriprise Financial Inc.	5.200%	4/15/2035	640	638
	Aon Corp.	4.500%	12/15/2028	600	598
	Aon Corp.	3.750%	5/2/2029	630	615
	Aon Corp.	2.800%	5/15/2030	1,620	1,508
	Aon Corp.	2.050%	8/23/2031	750	654
	Aon Corp.	6.250%	9/30/2040	150	161
	Aon Corp.	2.900%	8/23/2051	1,000	617
	Aon Corp.	3.900%	2/28/2052	500	370
	Aon Global Ltd.	4.600%	6/14/2044	625	543
	Aon Global Ltd.	4.750%	5/15/2045	695	610
	Aon North America Inc.	5.150%	3/1/2029	760	771
	Aon North America Inc.	5.300%	3/1/2031	550	560
	Aon North America Inc.	5.450%	3/1/2034	1,450	1,480
	Aon North America Inc.	5.750%	3/1/2054	1,700	1,669
[9]	Apollo Debt Solutions BDC	5.200%	12/8/2028	200	197
	Apollo Debt Solutions BDC	6.900%	4/13/2029	850	872
	Apollo Debt Solutions BDC	5.875%	8/30/2030	375	371

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Apollo Debt Solutions BDC	5.700%	1/23/2031	600	587
	Apollo Debt Solutions BDC	6.700%	7/29/2031	1,150	1,171
[9]	Apollo Debt Solutions BDC	6.550%	3/15/2032	825	832
	Apollo Debt Solutions BDC	6.550%	3/15/2032	350	353
	Apollo Global Management Inc.	6.375%	11/15/2033	500	532
	Apollo Global Management Inc.	5.150%	8/12/2035	357	347
	Apollo Global Management Inc.	5.700%	3/30/2036	827	830
	Apollo Global Management Inc.	5.800%	5/21/2054	625	592
	Apollo Global Management Inc.	6.000%	12/15/2054	400	387
	Arch Capital Group Ltd.	7.350%	5/1/2034	500	571
	Arch Capital Group Ltd.	5.250%	6/15/2036	238	238
	Arch Capital Group Ltd.	3.635%	6/30/2050	975	711
	Arch Capital Group Ltd.	5.950%	6/15/2056	424	428
	Ares Capital Corp.	5.875%	3/1/2029	820	827
	Ares Capital Corp.	5.950%	7/15/2029	700	707
	Ares Capital Corp.	5.550%	1/15/2030	8,050	8,004
	Ares Capital Corp.	5.500%	9/1/2030	625	617
	Ares Capital Corp.	5.100%	1/15/2031	1,075	1,040
	Ares Capital Corp.	5.250%	4/12/2031	333	324
	Ares Capital Corp.	3.200%	11/15/2031	500	439
	Ares Capital Corp.	5.800%	3/8/2032	811	804
	Ares Strategic Income Fund	5.700%	3/15/2028	850	849
	Ares Strategic Income Fund	5.450%	9/9/2028	300	299
	Ares Strategic Income Fund	4.850%	1/15/2029	825	811
	Ares Strategic Income Fund	6.350%	8/15/2029	625	630
	Ares Strategic Income Fund	5.600%	2/15/2030	625	614
	Ares Strategic Income Fund	5.800%	9/9/2030	550	542
[4]	Ares Strategic Income Fund	5.150%	1/15/2031	900	859
	Ares Strategic Income Fund	5.550%	4/15/2031	610	591
	Ares Strategic Income Fund	6.200%	3/21/2032	625	618
	Arthur J Gallagher & Co.	4.600%	12/15/2027	170	170
	Arthur J Gallagher & Co.	4.850%	12/15/2029	120	121
	Arthur J Gallagher & Co.	2.400%	11/9/2031	500	441
	Arthur J Gallagher & Co.	5.000%	2/15/2032	140	140
	Arthur J Gallagher & Co.	5.500%	3/2/2033	500	512
	Arthur J Gallagher & Co.	6.500%	2/15/2034	450	485
	Arthur J Gallagher & Co.	5.150%	2/15/2035	2,490	2,473
	Arthur J Gallagher & Co.	3.500%	5/20/2051	500	344
	Arthur J Gallagher & Co.	3.050%	3/9/2052	500	314
	Arthur J Gallagher & Co.	5.750%	3/2/2053	500	484
	Arthur J Gallagher & Co.	6.750%	2/15/2054	450	494
	Arthur J Gallagher & Co.	5.750%	7/15/2054	400	389
	Arthur J Gallagher & Co.	5.550%	2/15/2055	1,196	1,135
	Associated Banc-Corp.	6.455%	8/29/2030	150	154
	Assurant Inc.	4.900%	3/27/2028	400	400
	Assurant Inc.	5.550%	2/15/2036	400	398
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	450	463
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	500	463
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	500	348
	Athene Holding Ltd.	4.125%	1/12/2028	835	827
	Athene Holding Ltd.	3.500%	1/15/2031	3,000	2,811
	Athene Holding Ltd.	5.875%	1/15/2034	800	809
	Athene Holding Ltd.	3.950%	5/25/2051	200	137
	Athene Holding Ltd.	3.450%	5/15/2052	700	437
	Athene Holding Ltd.	6.250%	4/1/2054	845	778
	Athene Holding Ltd.	6.625%	10/15/2054	500	480
	Athene Holding Ltd.	6.625%	5/19/2055	200	194
	Athene Holding Ltd.	6.875%	6/28/2055	500	480
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	600	604
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	1,250	1,258
[4]	AXIS Specialty Finance LLC	4.900%	1/15/2040	250	244
	AXIS Specialty Finance plc	4.000%	12/6/2027	1,500	1,486
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	400	390
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	300	290
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	800	789
	Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	600	599
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	600	681
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	800	832
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	1,200	1,168
	Banco Santander SA	5.294%	8/18/2027	900	907

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	3.800%	2/23/2028	2,200	2,172
	Banco Santander SA	4.379%	4/12/2028	1,200	1,195
[4]	Banco Santander SA	5.365%	7/15/2028	600	605
	Banco Santander SA	6.607%	11/7/2028	3,800	3,972
	Banco Santander SA	4.600%	4/15/2029	688	685
	Banco Santander SA	3.306%	6/27/2029	500	482
	Banco Santander SA	5.538%	3/14/2030	800	816
	Banco Santander SA	3.490%	5/28/2030	1,000	952
	Banco Santander SA	2.749%	12/3/2030	1,200	1,088
	Banco Santander SA	2.958%	3/25/2031	1,000	916
	Banco Santander SA	4.867%	4/15/2031	663	659
	Banco Santander SA	5.439%	7/15/2031	400	410
	Banco Santander SA	3.225%	11/22/2032	800	724
	Banco Santander SA	6.921%	8/8/2033	1,400	1,521
	Banco Santander SA	6.938%	11/7/2033	800	894
	Banco Santander SA	6.350%	3/14/2034	800	846
	Banco Santander SA	6.033%	1/17/2035	1,200	1,259
	Banco Santander SA	5.127%	11/6/2035	1,000	980
	Banco Santander SA	5.437%	4/15/2036	232	232
[4]	Bank of America Corp.	3.593%	7/21/2028	3,008	2,980
[4]	Bank of America Corp.	4.948%	7/22/2028	1,300	1,305
	Bank of America Corp.	6.204%	11/10/2028	1,725	1,761
[4]	Bank of America Corp.	3.419%	12/20/2028	6,357	6,250
[4]	Bank of America Corp.	3.970%	3/5/2029	1,425	1,410
	Bank of America Corp.	5.202%	4/25/2029	2,050	2,069
[4]	Bank of America Corp.	2.087%	6/14/2029	6,000	5,712
[4]	Bank of America Corp.	4.271%	7/23/2029	6,175	6,127
	Bank of America Corp.	5.819%	9/15/2029	2,400	2,456
[4]	Bank of America Corp.	3.974%	2/7/2030	3,700	3,631
	Bank of America Corp.	4.477%	4/23/2030	2,800	2,782
[4]	Bank of America Corp.	3.194%	7/23/2030	2,000	1,912
[4]	Bank of America Corp.	2.884%	10/22/2030	4,175	3,938
	Bank of America Corp.	5.162%	1/24/2031	4,545	4,606
[4]	Bank of America Corp.	2.496%	2/13/2031	625	578
[4]	Bank of America Corp.	2.592%	4/29/2031	6,000	5,537
[4]	Bank of America Corp.	1.922%	10/24/2031	3,000	2,662
	Bank of America Corp.	4.456%	2/6/2032	1,173	1,152
[4]	Bank of America Corp.	2.651%	3/11/2032	1,500	1,360
	Bank of America Corp.	2.687%	4/22/2032	4,575	4,145
	Bank of America Corp.	4.695%	4/23/2032	2,800	2,777
	Bank of America Corp.	2.299%	7/21/2032	7,500	6,625
	Bank of America Corp.	2.572%	10/20/2032	1,000	890
	Bank of America Corp.	4.571%	4/27/2033	2,000	1,962
[4]	Bank of America Corp.	5.015%	7/22/2033	4,000	4,006
	Bank of America Corp.	5.288%	4/25/2034	3,150	3,192
	Bank of America Corp.	5.872%	9/15/2034	2,750	2,874
	Bank of America Corp.	5.468%	1/23/2035	4,500	4,590
[4]	Bank of America Corp.	5.425%	8/15/2035	1,550	1,556
	Bank of America Corp.	5.518%	10/25/2035	2,100	2,111
	Bank of America Corp.	5.511%	1/24/2036	1,600	1,634
	Bank of America Corp.	2.482%	9/21/2036	1,500	1,310
	Bank of America Corp.	6.110%	1/29/2037	810	853
	Bank of America Corp.	5.045%	2/6/2037	3,575	3,521
	Bank of America Corp.	5.489%	4/23/2037	9,667	9,643
[4]	Bank of America Corp.	4.244%	4/24/2038	1,100	1,005
	Bank of America Corp.	7.750%	5/14/2038	1,700	2,029
[4]	Bank of America Corp.	4.078%	4/23/2040	1,425	1,249
[4]	Bank of America Corp.	2.676%	6/19/2041	2,895	2,100
[4]	Bank of America Corp.	5.875%	2/7/2042	1,020	1,059
	Bank of America Corp.	3.311%	4/22/2042	3,945	3,059
[4]	Bank of America Corp.	4.875%	4/1/2044	550	511
[4]	Bank of America Corp.	4.750%	4/21/2045	1,350	1,200
[4]	Bank of America Corp.	4.443%	1/20/2048	2,675	2,276
[4]	Bank of America Corp.	3.946%	1/23/2049	1,175	922
[4]	Bank of America Corp.	4.330%	3/15/2050	700	578
[4]	Bank of America Corp.	4.083%	3/20/2051	5,500	4,354
[4]	Bank of America Corp.	2.831%	10/24/2051	2,000	1,252
[4]	Bank of America Corp.	3.483%	3/13/2052	1,000	711
	Bank of America Corp.	2.972%	7/21/2052	1,500	969
[4]	Bank of America NA	6.000%	10/15/2036	600	635

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of Montreal	4.700%	9/14/2027	500	502
	Bank of Montreal	5.203%	2/1/2028	650	657
	Bank of Montreal	5.717%	9/25/2028	600	614
	Bank of Montreal	5.511%	6/4/2031	1,325	1,367
[4]	Bank of Montreal	4.439%	1/14/2032	800	786
[4]	Bank of Montreal	4.879%	6/2/2032	1,000	999
[4]	Bank of Montreal	3.803%	12/15/2032	1,600	1,575
	Bank of Montreal	3.088%	1/10/2037	600	538
[4]	Bank of Montreal	5.298%	6/2/2037	1,000	1,001
[4]	Bank of New York Mellon Corp.	3.400%	1/29/2028	600	592
	Bank of New York Mellon Corp.	4.890%	7/21/2028	850	854
[4]	Bank of New York Mellon Corp.	5.802%	10/25/2028	650	661
[4]	Bank of New York Mellon Corp.	3.000%	10/30/2028	1,000	965
	Bank of New York Mellon Corp.	4.543%	2/1/2029	650	651
	Bank of New York Mellon Corp.	4.729%	4/20/2029	250	251
[4]	Bank of New York Mellon Corp.	3.300%	8/23/2029	500	480
[4]	Bank of New York Mellon Corp.	6.317%	10/25/2029	800	829
	Bank of New York Mellon Corp.	4.026%	1/22/2030	423	417
[4]	Bank of New York Mellon Corp.	4.975%	3/14/2030	825	832
	Bank of New York Mellon Corp.	4.942%	2/11/2031	2,550	2,572
	Bank of New York Mellon Corp.	2.500%	1/26/2032	280	251
	Bank of New York Mellon Corp.	4.540%	4/23/2032	550	545
	Bank of New York Mellon Corp.	5.060%	7/22/2032	600	607
[4]	Bank of New York Mellon Corp.	4.289%	6/13/2033	5,000	4,847
[4]	Bank of New York Mellon Corp.	5.834%	10/25/2033	650	683
	Bank of New York Mellon Corp.	4.706%	2/1/2034	350	344
[4]	Bank of New York Mellon Corp.	4.967%	4/26/2034	825	824
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	825	833
	Bank of New York Mellon Corp.	5.316%	6/6/2036	250	253
	Bank of Nova Scotia	5.250%	6/12/2028	800	813
	Bank of Nova Scotia	4.932%	2/14/2029	500	502
[4]	Bank of Nova Scotia	5.450%	8/1/2029	345	354
	Bank of Nova Scotia	4.247%	2/2/2030	450	444
	Bank of Nova Scotia	5.130%	2/14/2031	1,000	1,011
	Bank of Nova Scotia	2.150%	8/1/2031	1,000	883
	Bank of Nova Scotia	2.450%	2/2/2032	500	443
	Bank of Nova Scotia	4.740%	11/10/2032	700	695
	Bank of Nova Scotia	5.650%	2/1/2034	850	881
	Bank of Nova Scotia	4.813%	2/2/2034	400	394
	Bank of Nova Scotia	4.588%	5/4/2037	1,025	990
	BankUnited Inc.	5.125%	6/11/2030	250	248
	Barclays plc	4.337%	1/10/2028	1,000	996
	Barclays plc	4.836%	5/9/2028	4,750	4,754
	Barclays plc	5.501%	8/9/2028	1,225	1,236
	Barclays plc	4.837%	9/10/2028	328	329
	Barclays plc	7.385%	11/2/2028	1,500	1,551
	Barclays plc	5.086%	2/25/2029	840	845
[4]	Barclays plc	4.972%	5/16/2029	1,000	1,004
	Barclays plc	6.490%	9/13/2029	390	404
	Barclays plc	4.476%	11/11/2029	850	844
	Barclays plc	5.690%	3/12/2030	1,475	1,506
	Barclays plc	4.219%	5/24/2030	344	338
[4]	Barclays plc	5.088%	6/20/2030	2,975	2,982
	Barclays plc	4.911%	6/26/2030	719	719
	Barclays plc	4.942%	9/10/2030	594	595
	Barclays plc	5.367%	2/25/2031	850	862
	Barclays plc	2.645%	6/24/2031	1,600	1,467
	Barclays plc	2.667%	3/10/2032	1,750	1,576
	Barclays plc	5.102%	6/26/2032	991	990
	Barclays plc	5.746%	8/9/2033	845	868
	Barclays plc	7.437%	11/2/2033	3,500	3,904
	Barclays plc	6.224%	5/9/2034	1,664	1,750
	Barclays plc	7.119%	6/27/2034	500	547
	Barclays plc	6.692%	9/13/2034	1,050	1,134
	Barclays plc	5.335%	9/10/2035	1,612	1,601
	Barclays plc	3.564%	9/23/2035	700	656
	Barclays plc	5.785%	2/25/2036	4,094	4,170
	Barclays plc	5.207%	2/24/2037	343	334
	Barclays plc	5.586%	6/26/2037	1,006	1,004
	Barclays plc	3.811%	3/10/2042	810	639

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Barclays plc	3.330%	11/24/2042	3,000	2,244
Barclays plc	5.250%	8/17/2045	1,600	1,505
Barclays plc	5.860%	8/11/2046	615	614
Barclays plc	4.950%	1/10/2047	1,300	1,159
Barclays plc	6.036%	3/12/2055	1,000	1,040
Barings BDC Inc.	5.200%	9/15/2028	150	148
Barings Private Credit Corp.	6.150%	6/11/2030	325	317
Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	1,500	1,373
Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	130	139
Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	600	535
Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	550	486
Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	2,000	1,638
Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	1,565	1,288
Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	3,980	2,525
Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	500	294
Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	750	568
Berkshire Hathaway Inc.	4.500%	2/11/2043	825	743
BGC Group Inc.	8.000%	5/25/2028	500	523
BGC Group Inc.	6.150%	4/2/2030	500	510
BlackRock Funding Inc.	4.600%	7/26/2027	600	602
BlackRock Funding Inc.	4.700%	3/14/2029	825	833
BlackRock Funding Inc.	5.000%	3/14/2034	1,075	1,085
BlackRock Funding Inc.	4.900%	1/8/2035	750	749
BlackRock Funding Inc.	5.250%	3/14/2054	1,275	1,202
BlackRock Funding Inc.	5.350%	1/8/2055	750	717
Blackrock Inc.	3.250%	4/30/2029	1,000	971
Blackrock Inc.	2.400%	4/30/2030	1,250	1,158
Blackrock Inc.	1.900%	1/28/2031	915	816
Blackrock Inc.	2.100%	2/25/2032	950	832
Blackrock Inc.	4.750%	5/25/2033	825	827
Blackstone Private Credit Fund	4.950%	9/26/2027	350	348
Blackstone Private Credit Fund	7.300%	11/27/2028	1,000	1,031
Blackstone Private Credit Fund	5.950%	7/16/2029	1,275	1,275
Blackstone Private Credit Fund	5.600%	11/22/2029	500	493
Blackstone Private Credit Fund	5.050%	9/10/2030	450	431
Blackstone Private Credit Fund	6.250%	1/25/2031	410	410
Blackstone Private Credit Fund	5.350%	3/12/2031	750	721
Blackstone Private Credit Fund	6.000%	1/29/2032	850	837
Blackstone Private Credit Fund	6.000%	11/22/2034	500	481
Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	487	478
Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	425	418
Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	710	689
Blackstone Secured Lending Fund	5.875%	11/15/2027	1,000	1,007
Blackstone Secured Lending Fund	5.350%	4/13/2028	650	648
Blackstone Secured Lending Fund	2.850%	9/30/2028	750	708
Blackstone Secured Lending Fund	5.300%	6/30/2030	500	486
Blackstone Secured Lending Fund	5.125%	1/31/2031	825	790
Blue Owl Capital Corp.	2.875%	6/11/2028	746	706
Blue Owl Capital Corp.	5.950%	3/15/2029	500	500
Blue Owl Capital Corp.	6.200%	7/15/2030	700	698
Blue Owl Credit Income Corp.	7.950%	6/13/2028	500	517
Blue Owl Credit Income Corp.	7.750%	1/15/2029	1,350	1,392
Blue Owl Credit Income Corp.	6.600%	9/15/2029	700	704
Blue Owl Credit Income Corp.	5.800%	3/15/2030	1,345	1,310
Blue Owl Finance LLC	3.125%	6/10/2031	546	480
Blue Owl Finance LLC	6.250%	4/18/2034	850	832
Blue Owl Technology Finance Corp.	6.100%	3/15/2028	300	299
Blue Owl Technology Finance Corp.	6.750%	4/4/2029	1,000	1,004
Brighthouse Financial Inc.	5.625%	5/15/2030	500	505
Brighthouse Financial Inc.	4.700%	6/22/2047	597	410
Brookfield Asset Management Ltd.	5.795%	4/24/2035	300	306
Brookfield Asset Management Ltd.	5.298%	1/15/2036	1,880	1,833
Brookfield Asset Management Ltd.	6.077%	9/15/2055	1,000	1,005
Brookfield Finance Inc.	3.900%	1/25/2028	1,000	989
Brookfield Finance Inc.	4.850%	3/29/2029	600	601
Brookfield Finance Inc.	4.350%	4/15/2030	320	314
Brookfield Finance Inc.	2.724%	4/15/2031	1,200	1,091
Brookfield Finance Inc.	6.350%	1/5/2034	500	530
Brookfield Finance Inc.	5.675%	1/15/2035	500	508
Brookfield Finance Inc.	4.700%	9/20/2047	750	635

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	3.500%	3/30/2051	250	170
	Brookfield Finance Inc.	3.625%	2/15/2052	500	346
	Brookfield Finance Inc.	5.968%	3/4/2054	730	722
	Brookfield Finance Inc.	5.813%	3/3/2055	500	485
	Brookfield Finance LLC	3.450%	4/15/2050	1,200	815
	Brown & Brown Inc.	4.700%	6/23/2028	200	200
	Brown & Brown Inc.	4.900%	6/23/2030	175	175
	Brown & Brown Inc.	2.375%	3/15/2031	1,000	887
	Brown & Brown Inc.	4.200%	3/17/2032	500	474
	Brown & Brown Inc.	5.250%	6/23/2032	100	100
	Brown & Brown Inc.	5.650%	6/11/2034	3,000	3,037
	Brown & Brown Inc.	5.550%	6/23/2035	700	699
	Brown & Brown Inc.	4.950%	3/17/2052	475	401
	Brown & Brown Inc.	6.250%	6/23/2055	775	782
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	500	504
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	500	514
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	525	527
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	500	508
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	517	518
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	516	510
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,250	1,245
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	950	891
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	583	585
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	1,890	2,010
	Capital One Financial Corp.	3.800%	1/31/2028	2,000	1,976
	Capital One Financial Corp.	5.468%	2/1/2029	2,693	2,728
	Capital One Financial Corp.	6.312%	6/8/2029	550	566
	Capital One Financial Corp.	3.273%	3/1/2030	1,350	1,299
	Capital One Financial Corp.	4.493%	9/11/2031	1,050	1,030
[4]	Capital One Financial Corp.	7.624%	10/30/2031	800	877
	Capital One Financial Corp.	4.722%	1/30/2032	761	750
	Capital One Financial Corp.	2.359%	7/29/2032	800	694
	Capital One Financial Corp.	6.700%	11/29/2032	550	598
	Capital One Financial Corp.	5.817%	2/1/2034	2,297	2,360
	Capital One Financial Corp.	6.377%	6/8/2034	500	529
	Capital One Financial Corp.	7.964%	11/2/2034	1,350	1,553
	Capital One Financial Corp.	6.051%	2/1/2035	2,435	2,530
	Capital One Financial Corp.	5.884%	7/26/2035	529	544
	Capital One Financial Corp.	6.183%	1/30/2036	1,150	1,179
	Capital One Financial Corp.	5.197%	9/11/2036	8,725	8,508
[4]	Capital One NA	4.650%	9/13/2028	500	501
[4]	Capital One NA	2.700%	2/6/2030	400	374
	Capital Southwest Corp.	5.950%	9/18/2030	403	401
	Carlyle Group Inc.	5.050%	9/19/2035	850	813
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	150	151
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	700	674
	Cboe Global Markets Inc.	1.625%	12/15/2030	500	437
	Charles Schwab Corp.	3.200%	1/25/2028	400	393
	Charles Schwab Corp.	4.000%	2/1/2029	440	436
	Charles Schwab Corp.	3.250%	5/22/2029	475	460
	Charles Schwab Corp.	4.603%	7/27/2029	1,400	1,398
	Charles Schwab Corp.	2.750%	10/1/2029	300	284
	Charles Schwab Corp.	6.196%	11/17/2029	1,005	1,039
	Charles Schwab Corp.	4.744%	5/21/2030	825	827
	Charles Schwab Corp.	2.300%	5/13/2031	1,000	897
	Charles Schwab Corp.	4.343%	11/14/2031	825	811
	Charles Schwab Corp.	1.950%	12/1/2031	1,550	1,349
	Charles Schwab Corp.	2.900%	3/3/2032	825	748
	Charles Schwab Corp.	5.853%	5/19/2034	1,000	1,045
	Charles Schwab Corp.	6.136%	8/24/2034	810	861
	Charles Schwab Corp.	4.914%	11/14/2036	494	483
	Charles Schwab Corp.	5.493%	5/21/2037	1,130	1,145
	Chubb INA Holdings LLC	1.375%	9/15/2030	1,000	877
	Chubb INA Holdings LLC	5.000%	3/15/2034	1,320	1,323
	Chubb INA Holdings LLC	4.900%	8/15/2035	2,035	2,005
	Chubb INA Holdings LLC	6.700%	5/15/2036	180	201
	Chubb INA Holdings LLC	5.300%	5/20/2036	519	524
	Chubb INA Holdings LLC	6.000%	5/11/2037	375	400
[4]	Chubb INA Holdings LLC	6.500%	5/15/2038	1,322	1,473
	Chubb INA Holdings LLC	4.150%	3/13/2043	225	192

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chubb INA Holdings LLC	4.350%	11/3/2045	800	687
	Chubb INA Holdings LLC	2.850%	12/15/2051	500	318
	Chubb INA Holdings LLC	3.050%	12/15/2061	1,000	609
	CI Financial Corp.	3.200%	12/17/2030	707	639
[4]	Cincinnati Financial Corp.	6.920%	5/15/2028	300	313
	Cincinnati Financial Corp.	6.125%	11/1/2034	275	289
	Citibank NA	5.803%	9/29/2028	2,025	2,083
	Citibank NA	4.554%	6/18/2029	2,500	2,497
	Citibank NA	4.838%	8/6/2029	1,700	1,714
[4]	Citibank NA	4.914%	5/29/2030	500	506
	Citibank NA	4.846%	6/18/2032	1,402	1,401
[4]	Citibank NA	5.570%	4/30/2034	1,200	1,244
	Citigroup Inc.	4.450%	9/29/2027	3,825	3,819
[4]	Citigroup Inc.	3.668%	7/24/2028	2,675	2,651
	Citigroup Inc.	4.125%	7/25/2028	425	421
[4]	Citigroup Inc.	3.520%	10/27/2028	2,760	2,723
	Citigroup Inc.	5.174%	2/13/2030	2,025	2,047
[4]	Citigroup Inc.	3.980%	3/20/2030	2,000	1,962
	Citigroup Inc.	4.542%	9/19/2030	1,395	1,385
[4]	Citigroup Inc.	2.976%	11/5/2030	1,175	1,110
[4]	Citigroup Inc.	2.666%	1/29/2031	175	163
[4]	Citigroup Inc.	4.412%	3/31/2031	8,750	8,625
	Citigroup Inc.	4.952%	5/7/2031	750	753
[4]	Citigroup Inc.	2.572%	6/3/2031	2,500	2,297
	Citigroup Inc.	6.625%	6/15/2032	750	815
	Citigroup Inc.	2.520%	11/3/2032	2,000	1,772
	Citigroup Inc.	3.057%	1/25/2033	750	679
	Citigroup Inc.	3.785%	3/17/2033	2,600	2,444
	Citigroup Inc.	4.910%	5/24/2033	1,000	995
	Citigroup Inc.	6.000%	10/31/2033	925	966
	Citigroup Inc.	6.270%	11/17/2033	5,000	5,330
	Citigroup Inc.	6.174%	5/25/2034	2,250	2,352
	Citigroup Inc.	5.592%	11/19/2034	2,700	2,735
	Citigroup Inc.	5.827%	2/13/2035	2,000	2,041
	Citigroup Inc.	6.125%	8/25/2036	1,699	1,772
	Citigroup Inc.	5.174%	9/11/2036	2,928	2,913
[4]	Citigroup Inc.	3.878%	1/24/2039	1,100	957
	Citigroup Inc.	5.411%	9/19/2039	1,500	1,485
[4]	Citigroup Inc.	5.316%	3/26/2041	4,950	4,882
	Citigroup Inc.	5.875%	1/30/2042	800	828
	Citigroup Inc.	6.675%	9/13/2043	500	550
	Citigroup Inc.	5.300%	5/6/2044	750	704
	Citigroup Inc.	4.650%	7/30/2045	1,200	1,060
	Citigroup Inc.	4.750%	5/18/2046	825	704
	Citigroup Inc.	4.650%	7/23/2048	740	641
	Citigroup Inc.	5.612%	3/4/2056	850	832
	Citizens Bank NA	4.575%	8/9/2028	575	575
	Citizens Bank NA	4.192%	1/29/2029	275	273
	Citizens Financial Group Inc.	5.841%	1/23/2030	800	820
	Citizens Financial Group Inc.	2.500%	2/6/2030	450	415
	Citizens Financial Group Inc.	5.253%	3/5/2031	375	379
	Citizens Financial Group Inc.	2.638%	9/30/2032	1,180	1,009
	Citizens Financial Group Inc.	6.645%	4/25/2035	625	672
	Citizens Financial Group Inc.	5.299%	1/29/2036	334	331
	CME Group Inc.	4.400%	3/15/2030	625	622
	CME Group Inc.	2.650%	3/15/2032	1,000	903
	CME Group Inc.	5.300%	9/15/2043	720	709
	CME Group Inc.	4.150%	6/15/2048	500	412
	CNA Financial Corp.	3.450%	8/15/2027	400	395
	CNA Financial Corp.	3.900%	5/1/2029	800	782
	CNA Financial Corp.	5.125%	2/15/2034	638	631
	CNA Financial Corp.	5.200%	8/15/2035	750	736
	CNO Financial Group Inc.	6.450%	6/15/2034	585	610
	Commonwealth Bank of Australia	4.423%	3/14/2028	625	626
[4]	Commonwealth Bank of Australia	4.355%	3/27/2029	825	823
[4]	Commonwealth Bank of Australia	4.150%	10/1/2030	350	345
	Cooperatieve Rabobank UA	4.883%	1/21/2028	850	857
	Cooperatieve Rabobank UA	4.345%	6/9/2028	1,200	1,199
	Cooperatieve Rabobank UA	4.800%	1/9/2029	600	605
	Cooperatieve Rabobank UA	4.322%	4/1/2029	825	824

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cooperatieve Rabobank UA	4.494%	10/17/2029	550	551
	Cooperatieve Rabobank UA	5.119%	6/9/2036	1,200	1,194
	Cooperatieve Rabobank UA	5.750%	12/1/2043	750	743
	Cooperatieve Rabobank UA	5.250%	8/4/2045	3,250	3,009
	Corebridge Financial Inc.	3.850%	4/5/2029	1,250	1,222
	Corebridge Financial Inc.	3.900%	4/5/2032	595	558
	Corebridge Financial Inc.	6.050%	9/15/2033	500	522
	Corebridge Financial Inc.	5.750%	1/15/2034	2,300	2,361
	Corebridge Financial Inc.	4.350%	4/5/2042	500	421
	Corebridge Financial Inc.	4.400%	4/5/2052	1,500	1,200
	Corebridge Financial Inc.	6.875%	12/15/2052	735	745
	Corebridge Financial Inc.	6.375%	9/15/2054	625	624
	Deutsche Bank AG	6.720%	1/18/2029	1,555	1,601
	Deutsche Bank AG	6.819%	11/20/2029	1,000	1,046
	Deutsche Bank AG	4.999%	9/11/2030	1,044	1,048
	Deutsche Bank AG	5.297%	5/9/2031	1,175	1,187
	Deutsche Bank AG	5.882%	7/8/2031	200	203
	Deutsche Bank AG	4.950%	8/4/2031	4,617	4,601
[4]	Deutsche Bank AG	3.547%	9/18/2031	3,400	3,210
	Deutsche Bank AG	3.729%	1/14/2032	730	684
	Deutsche Bank AG	4.725%	2/6/2032	538	530
	Deutsche Bank AG	3.035%	5/28/2032	1,005	914
	Deutsche Bank AG	4.875%	12/1/2032	570	567
	Deutsche Bank AG	3.742%	1/7/2033	1,393	1,279
	Deutsche Bank AG	7.079%	2/10/2034	1,150	1,241
	Deutsche Bank AG	5.403%	9/11/2035	1,044	1,045
	Enact Holdings Inc.	6.250%	5/28/2029	630	649
	Enstar Group Ltd.	4.950%	6/1/2029	65	65
	Enstar Group Ltd.	3.100%	9/1/2031	785	699
	Equitable Holdings Inc.	4.350%	4/20/2028	1,148	1,140
	Equitable Holdings Inc.	5.594%	1/11/2033	500	510
	Equitable Holdings Inc.	5.000%	4/20/2048	1,090	953
	Equitable Holdings Inc.	6.700%	3/28/2055	500	514
	Essent Group Ltd.	6.250%	7/1/2029	420	433
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	300	262
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	500	340
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	1,250	780
	F&G Annuities & Life Inc.	7.400%	1/13/2028	400	411
	F&G Annuities & Life Inc.	6.250%	10/4/2034	415	406
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	400	401
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	600	596
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	1,000	936
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	650	666
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	500	522
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	400	409
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	825	843
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	500	493
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	500	522
[9]	Fairfax Financial Holdings Ltd.	6.200%	6/8/2056	500	499
	Fidelity National Financial Inc.	3.400%	6/15/2030	500	471
	Fidelity National Financial Inc.	2.450%	3/15/2031	475	420
	Fidelity National Financial Inc.	3.200%	9/17/2051	500	317
	Fifth Third Bancorp	3.950%	3/14/2028	300	297
[9]	Fifth Third Bancorp	4.000%	2/1/2029	415	407
	Fifth Third Bancorp	6.339%	7/27/2029	800	826
[9]	Fifth Third Bancorp	5.982%	1/30/2030	790	811
	Fifth Third Bancorp	4.772%	7/28/2030	400	399
	Fifth Third Bancorp	5.631%	1/29/2032	1,225	1,260
	Fifth Third Bancorp	4.566%	4/29/2032	1,081	1,063
	Fifth Third Bancorp	4.337%	4/25/2033	500	482
	Fifth Third Bancorp	5.141%	1/29/2037	861	846
	Fifth Third Bancorp	8.250%	3/1/2038	710	866
	First American Financial Corp.	2.400%	8/15/2031	600	522
	First American Financial Corp.	5.450%	9/30/2034	350	345
[4]	First Horizon Bank	5.750%	5/1/2030	340	345
	First Horizon Corp.	5.514%	3/7/2031	450	456
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	350	357
	First-Citizens Bank & Trust Co.	5.097%	7/13/2029	330	330
	FNB Corp.	5.722%	12/11/2030	500	504
[9]	Franklin BSP Capital Corp.	6.000%	10/2/2030	300	290

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin Resources Inc.	1.600%	10/30/2030	500	440
	Franklin Resources Inc.	2.950%	8/12/2051	500	314
	GATX Corp.	3.500%	3/15/2028	200	196
	GATX Corp.	4.550%	11/7/2028	600	597
	GATX Corp.	4.000%	6/30/2030	460	448
	GATX Corp.	1.900%	6/1/2031	500	437
	GATX Corp.	3.500%	6/1/2032	500	463
	GATX Corp.	5.450%	9/15/2033	500	510
	GATX Corp.	6.050%	3/15/2034	500	523
	GATX Corp.	6.900%	5/1/2034	500	552
	GATX Corp.	5.500%	6/15/2035	583	589
	GATX Corp.	5.200%	3/15/2044	150	140
	GATX Corp.	4.500%	3/30/2045	150	124
	GATX Corp.	3.100%	6/1/2051	500	319
	GATX Corp.	6.050%	6/5/2054	1,150	1,162
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	416	397
	Global Payments Inc.	4.550%	3/15/2028	449	447
	Global Payments Inc.	4.450%	6/1/2028	300	297
	Global Payments Inc.	4.500%	11/15/2028	2,000	1,976
	Global Payments Inc.	3.200%	8/15/2029	208	196
	Global Payments Inc.	2.900%	5/15/2030	700	643
	Global Payments Inc.	4.875%	11/15/2030	1,531	1,505
	Global Payments Inc.	2.900%	11/15/2031	800	705
	Global Payments Inc.	5.400%	8/15/2032	650	646
	Global Payments Inc.	5.200%	11/15/2032	1,227	1,197
	Global Payments Inc.	5.400%	3/15/2033	634	621
	Global Payments Inc.	5.550%	11/15/2035	1,472	1,426
	Global Payments Inc.	4.150%	8/15/2049	800	582
	Global Payments Inc.	5.950%	8/15/2052	530	501
	Globe Life Inc.	4.550%	9/15/2028	385	384
	Globe Life Inc.	2.150%	8/15/2030	500	451
	Globe Life Inc.	5.850%	9/15/2034	400	413
	Goldman Sachs Bank USA	4.656%	6/3/2029	2,900	2,901
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	427	420
	Goldman Sachs Capital I	6.345%	2/15/2034	1,225	1,279
	Goldman Sachs Group Inc.	4.148%	1/21/2029	1,912	1,896
[4]	Goldman Sachs Group Inc.	3.814%	4/23/2029	1,200	1,181
[4]	Goldman Sachs Group Inc.	4.223%	5/1/2029	2,150	2,131
	Goldman Sachs Group Inc.	6.484%	10/24/2029	2,025	2,101
	Goldman Sachs Group Inc.	3.800%	3/15/2030	6,425	6,216
	Goldman Sachs Group Inc.	4.594%	4/20/2030	15,000	14,918
	Goldman Sachs Group Inc.	5.727%	4/25/2030	1,050	1,076
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,850	2,867
	Goldman Sachs Group Inc.	4.692%	10/23/2030	2,300	2,290
[4]	Goldman Sachs Group Inc.	5.207%	1/28/2031	4,845	4,897
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,380	1,393
[4]	Goldman Sachs Group Inc.	4.369%	10/21/2031	1,750	1,711
	Goldman Sachs Group Inc.	4.516%	1/21/2032	8,979	8,809
	Goldman Sachs Group Inc.	1.992%	1/27/2032	2,200	1,935
	Goldman Sachs Group Inc.	2.615%	4/22/2032	3,000	2,695
	Goldman Sachs Group Inc.	2.383%	7/21/2032	3,970	3,509
	Goldman Sachs Group Inc.	2.650%	10/21/2032	3,400	3,025
	Goldman Sachs Group Inc.	3.102%	2/24/2033	2,735	2,477
	Goldman Sachs Group Inc.	6.561%	10/24/2034	500	541
	Goldman Sachs Group Inc.	5.851%	4/25/2035	390	404
	Goldman Sachs Group Inc.	5.330%	7/23/2035	5,610	5,630
	Goldman Sachs Group Inc.	5.016%	10/23/2035	2,300	2,259
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,990	2,021
	Goldman Sachs Group Inc.	6.450%	5/1/2036	2,975	3,166
	Goldman Sachs Group Inc.	4.939%	10/21/2036	1,200	1,165
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,572	1,536
	Goldman Sachs Group Inc.	5.425%	6/3/2037	979	983
	Goldman Sachs Group Inc.	6.750%	10/1/2037	2,000	2,179
[4]	Goldman Sachs Group Inc.	4.017%	10/31/2038	2,230	1,956
	Goldman Sachs Group Inc.	6.250%	2/1/2041	4,240	4,512
	Goldman Sachs Group Inc.	5.387%	2/2/2041	2,036	1,988
	Goldman Sachs Group Inc.	3.210%	4/22/2042	3,120	2,357
	Goldman Sachs Group Inc.	3.436%	2/24/2043	1,865	1,426
[4]	Goldman Sachs Group Inc.	4.800%	7/8/2044	1,710	1,534
	Goldman Sachs Group Inc.	5.150%	5/22/2045	2,075	1,893

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	4.750%	10/21/2045	525	464
	Goldman Sachs Group Inc.	5.561%	11/19/2045	2,550	2,479
	Goldman Sachs Group Inc.	5.541%	1/21/2047	2,138	2,066
	Goldman Sachs Group Inc.	5.734%	1/28/2056	1,700	1,673
	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	100	101
[4]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	345	342
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	625	633
	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	234	231
	Golub Capital BDC Inc.	7.050%	12/5/2028	500	513
	Golub Capital BDC Inc.	6.000%	7/15/2029	250	250
	Golub Capital BDC Inc.	6.250%	6/1/2031	750	743
	Golub Capital Private Credit Fund	5.800%	9/12/2029	300	297
	Golub Capital Private Credit Fund	5.875%	5/1/2030	300	296
[9]	Golub Capital Private Credit Fund	5.600%	4/15/2031	200	192
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	1,200	1,229
[9]	HA Sustainable Infrastructure Capital Inc.	5.950%	7/15/2033	827	830
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	750	765
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	750	780
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	410	405
	Hanover Insurance Group Inc.	5.500%	9/1/2035	200	201
	Hartford Insurance Group Inc.	2.800%	8/19/2029	500	472
	Hartford Insurance Group Inc.	6.100%	10/1/2041	600	630
	Hartford Insurance Group Inc.	4.300%	4/15/2043	500	424
	Hartford Insurance Group Inc.	3.600%	8/19/2049	500	363
	Hartford Insurance Group Inc.	2.900%	9/15/2051	700	443
	Hercules Capital Inc.	6.000%	6/16/2030	1,000	998
	Horace Mann Educators Corp.	4.700%	10/1/2030	281	278
	HPS Corporate Lending Fund	4.900%	9/11/2028	427	419
[9]	HPS Corporate Lending Fund	5.150%	4/2/2029	500	489
	HPS Corporate Lending Fund	6.250%	9/30/2029	500	503
	HPS Corporate Lending Fund	5.850%	6/5/2030	500	493
	HPS Corporate Lending Fund	5.450%	11/15/2030	646	625
[9]	HPS Corporate Lending Fund	5.650%	4/2/2031	825	800
	HPS Corporate Lending Fund	5.950%	4/14/2032	1,300	1,273
[4]	HSBC Bank USA NA	5.875%	11/1/2034	250	260
[4]	HSBC Bank USA NA	7.000%	1/15/2039	650	732
	HSBC Holdings plc	5.210%	8/11/2028	1,795	1,807
[4]	HSBC Holdings plc	2.013%	9/22/2028	3,818	3,700
	HSBC Holdings plc	7.390%	11/3/2028	850	880
	HSBC Holdings plc	4.899%	3/3/2029	1,050	1,054
	HSBC Holdings plc	6.161%	3/9/2029	708	725
[4]	HSBC Holdings plc	4.583%	6/19/2029	1,900	1,894
	HSBC Holdings plc	2.206%	8/17/2029	2,000	1,897
	HSBC Holdings plc	4.950%	3/31/2030	2,230	2,250
	HSBC Holdings plc	4.711%	5/12/2030	559	557
[4]	HSBC Holdings plc	3.973%	5/22/2030	2,100	2,049
	HSBC Holdings plc	5.286%	11/19/2030	1,923	1,947
	HSBC Holdings plc	5.130%	3/3/2031	515	518
	HSBC Holdings plc	5.240%	5/13/2031	4,000	4,044
[4]	HSBC Holdings plc	2.848%	6/4/2031	2,000	1,853
[4]	HSBC Holdings plc	2.357%	8/18/2031	2,500	2,262
	HSBC Holdings plc	4.619%	11/6/2031	374	369
	HSBC Holdings plc	4.675%	3/10/2032	1,219	1,202
[4]	HSBC Holdings plc	7.625%	5/17/2032	400	441
	HSBC Holdings plc	2.804%	5/24/2032	2,500	2,260
	HSBC Holdings plc	2.871%	11/22/2032	3,000	2,693
[4]	HSBC Holdings plc	7.350%	11/27/2032	400	436
	HSBC Holdings plc	4.762%	3/29/2033	1,375	1,341
	HSBC Holdings plc	5.402%	8/11/2033	1,045	1,059
	HSBC Holdings plc	8.113%	11/3/2033	1,250	1,436
	HSBC Holdings plc	6.254%	3/9/2034	1,700	1,801
	HSBC Holdings plc	5.208%	5/12/2034	1,500	1,495
	HSBC Holdings plc	6.547%	6/20/2034	800	851
	HSBC Holdings plc	7.399%	11/13/2034	1,740	1,937
	HSBC Holdings plc	5.719%	3/4/2035	1,000	1,027
	HSBC Holdings plc	5.874%	11/18/2035	746	764
	HSBC Holdings plc	5.450%	3/3/2036	1,475	1,485
[4]	HSBC Holdings plc	6.500%	5/2/2036	1,785	1,891
	HSBC Holdings plc	5.790%	5/13/2036	1,593	1,642
	HSBC Holdings plc	5.741%	9/10/2036	1,217	1,227

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	5.133%	11/6/2036	1,655	1,627
	HSBC Holdings plc	5.279%	3/10/2037	6,220	6,148
	HSBC Holdings plc	6.500%	9/15/2037	600	649
[4]	HSBC Holdings plc	6.500%	9/15/2037	660	704
[4]	HSBC Holdings plc	6.800%	6/1/2038	1,450	1,586
	HSBC Holdings plc	6.100%	1/14/2042	1,200	1,280
	HSBC Holdings plc	6.332%	3/9/2044	2,350	2,514
	HSBC Holdings plc	5.250%	3/14/2044	1,700	1,610
	HSBC USA Inc.	4.650%	6/3/2028	300	301
	Huntington Bancshares Inc.	4.443%	8/4/2028	525	524
	Huntington Bancshares Inc.	6.208%	8/21/2029	840	865
	Huntington Bancshares Inc.	2.550%	2/4/2030	1,125	1,039
	Huntington Bancshares Inc.	5.272%	1/15/2031	1,050	1,062
	Huntington Bancshares Inc.	5.023%	5/17/2033	5,300	5,268
	Huntington Bancshares Inc.	5.709%	2/2/2035	995	1,018
	Huntington Bancshares Inc.	2.487%	8/15/2036	400	345
	Huntington Bancshares Inc.	6.141%	11/18/2039	500	511
	Huntington Bancshares Inc.	5.605%	1/28/2041	400	392
	Huntington National Bank	5.650%	1/10/2030	500	514
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	450	445
	ING Groep NV	4.550%	10/2/2028	1,000	1,000
	ING Groep NV	4.858%	3/25/2029	320	321
	ING Groep NV	4.050%	4/9/2029	610	601
	ING Groep NV	5.335%	3/19/2030	2,000	2,031
	ING Groep NV	5.066%	3/25/2031	400	403
[4]	ING Groep NV	4.803%	3/23/2032	641	637
	ING Groep NV	6.114%	9/11/2034	1,600	1,693
	ING Groep NV	5.550%	3/19/2035	1,300	1,324
	ING Groep NV	5.525%	3/25/2036	315	320
	ING Groep NV	5.420%	3/23/2037	1,577	1,581
	Intercontinental Exchange Inc.	3.100%	9/15/2027	200	197
	Intercontinental Exchange Inc.	4.000%	9/15/2027	500	498
	Intercontinental Exchange Inc.	3.625%	9/1/2028	850	834
	Intercontinental Exchange Inc.	3.750%	9/21/2028	500	491
	Intercontinental Exchange Inc.	3.950%	12/1/2028	494	487
	Intercontinental Exchange Inc.	4.350%	6/15/2029	300	298
	Intercontinental Exchange Inc.	2.100%	6/15/2030	2,240	2,033
	Intercontinental Exchange Inc.	4.200%	3/15/2031	665	652
	Intercontinental Exchange Inc.	1.850%	9/15/2032	1,700	1,434
	Intercontinental Exchange Inc.	4.600%	3/15/2033	1,300	1,278
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,500	1,088
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,100	905
	Intercontinental Exchange Inc.	3.000%	6/15/2050	1,035	674
	Intercontinental Exchange Inc.	4.950%	6/15/2052	1,175	1,062
	Intercontinental Exchange Inc.	3.000%	9/15/2060	1,700	996
	Intercontinental Exchange Inc.	5.200%	6/15/2062	800	726
	Invesco Finance plc	5.375%	11/30/2043	900	865
	Jackson Financial Inc.	3.125%	11/23/2031	500	447
	Jackson Financial Inc.	4.000%	11/23/2051	500	343
	Jefferies Financial Group Inc.	5.875%	7/21/2028	600	612
	Jefferies Financial Group Inc.	4.150%	1/23/2030	1,100	1,063
	Jefferies Financial Group Inc.	5.125%	4/28/2031	628	620
	Jefferies Financial Group Inc.	2.625%	10/15/2031	1,500	1,307
	Jefferies Financial Group Inc.	2.750%	10/15/2032	500	427
	Jefferies Financial Group Inc.	6.200%	4/14/2034	1,150	1,177
	Jefferies Financial Group Inc.	6.250%	1/15/2036	320	327
	Jefferies Financial Group Inc.	6.500%	1/20/2043	350	352
	JPMorgan Chase & Co.	3.625%	12/1/2027	1,000	989
	JPMorgan Chase & Co.	4.979%	7/22/2028	810	814
	JPMorgan Chase & Co.	4.851%	7/25/2028	1,650	1,655
	JPMorgan Chase & Co.	4.505%	10/22/2028	700	700
[4]	JPMorgan Chase & Co.	3.509%	1/23/2029	2,900	2,852
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,650	1,658
[4]	JPMorgan Chase & Co.	4.005%	4/23/2029	1,700	1,682
	JPMorgan Chase & Co.	2.069%	6/1/2029	2,000	1,907
[4]	JPMorgan Chase & Co.	4.203%	7/23/2029	4,150	4,115
	JPMorgan Chase & Co.	5.299%	7/24/2029	2,300	2,330
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,390	1,400
	JPMorgan Chase & Co.	5.581%	4/22/2030	6,675	6,821
[4]	JPMorgan Chase & Co.	3.702%	5/6/2030	1,600	1,556

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.565%	6/14/2030	1,350	1,345
	JPMorgan Chase & Co.	4.995%	7/22/2030	1,550	1,560
[4]	JPMorgan Chase & Co.	2.739%	10/15/2030	2,000	1,879
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,210	1,205
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,200	1,214
[4]	JPMorgan Chase & Co.	4.493%	3/24/2031	5,675	5,626
	JPMorgan Chase & Co.	5.103%	4/22/2031	2,000	2,023
[4]	JPMorgan Chase & Co.	2.956%	5/13/2031	3,500	3,268
	JPMorgan Chase & Co.	1.764%	11/19/2031	1,000	881
	JPMorgan Chase & Co.	4.347%	1/22/2032	3,105	3,041
	JPMorgan Chase & Co.	1.953%	2/4/2032	1,785	1,571
	JPMorgan Chase & Co.	2.580%	4/22/2032	9,000	8,110
	JPMorgan Chase & Co.	4.622%	4/23/2032	5,700	5,635
	JPMorgan Chase & Co.	2.545%	11/8/2032	9,725	8,648
	JPMorgan Chase & Co.	2.963%	1/25/2033	3,385	3,063
	JPMorgan Chase & Co.	4.586%	4/26/2033	2,000	1,968
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,600	1,598
	JPMorgan Chase & Co.	5.717%	9/14/2033	2,200	2,274
	JPMorgan Chase & Co.	5.350%	6/1/2034	2,830	2,878
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,500	2,676
	JPMorgan Chase & Co.	5.336%	1/23/2035	2,675	2,715
	JPMorgan Chase & Co.	5.294%	7/22/2035	2,850	2,880
	JPMorgan Chase & Co.	4.946%	10/22/2035	2,250	2,219
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,200	1,227
	JPMorgan Chase & Co.	5.572%	4/22/2036	7,596	7,810
	JPMorgan Chase & Co.	5.576%	7/23/2036	3,215	3,267
	JPMorgan Chase & Co.	4.810%	10/22/2036	1,223	1,188
	JPMorgan Chase & Co.	4.898%	1/22/2037	2,527	2,462
	JPMorgan Chase & Co.	5.148%	4/23/2037	1,606	1,594
	JPMorgan Chase & Co.	6.400%	5/15/2038	2,000	2,196
[4]	JPMorgan Chase & Co.	3.882%	7/24/2038	3,225	2,850
	JPMorgan Chase & Co.	5.500%	10/15/2040	1,375	1,402
[4]	JPMorgan Chase & Co.	3.109%	4/22/2041	5,000	3,857
	JPMorgan Chase & Co.	5.400%	1/6/2042	1,200	1,196
	JPMorgan Chase & Co.	3.157%	4/22/2042	2,955	2,247
	JPMorgan Chase & Co.	5.625%	8/16/2043	1,000	1,011
	JPMorgan Chase & Co.	4.950%	6/1/2045	4,550	4,195
	JPMorgan Chase & Co.	5.534%	11/29/2045	2,025	2,008
[4]	JPMorgan Chase & Co.	4.260%	2/22/2048	525	435
[4]	JPMorgan Chase & Co.	3.964%	11/15/2048	3,500	2,755
[4]	JPMorgan Chase & Co.	3.109%	4/22/2051	3,275	2,192
	JPMorgan Chase & Co.	3.328%	4/22/2052	3,300	2,285
	Kemper Corp.	3.800%	2/23/2032	500	451
[4]	Keybank National Association	5.850%	11/15/2027	1,300	1,321
[4]	Keybank National Association	4.390%	12/14/2027	300	299
[4]	Keybank National Association	6.950%	2/1/2028	250	258
[4]	Keybank National Association	4.900%	8/8/2032	525	514
	Keybank National Association	5.000%	1/26/2033	650	644
[4]	KeyCorp	4.100%	4/30/2028	1,400	1,388
[4]	KeyCorp	2.550%	10/1/2029	600	561
[4]	KeyCorp	5.121%	4/4/2031	480	483
[4]	KeyCorp	4.789%	6/1/2033	790	774
	KeyCorp	6.401%	3/6/2035	825	877
	KKR & Co. Inc.	5.100%	8/7/2035	650	629
	Lazard Group LLC	4.500%	9/19/2028	425	422
	Lazard Group LLC	6.000%	3/15/2031	500	519
	Lazard Group LLC	5.625%	8/1/2035	500	502
	Legg Mason Inc.	5.625%	1/15/2044	450	442
	Lincoln National Corp.	3.800%	3/1/2028	850	838
	Lincoln National Corp.	6.300%	10/9/2037	1,025	1,078
	Lincoln National Corp.	6.800%	7/15/2056	470	469
	Lloyds Banking Group plc	4.375%	3/22/2028	3,025	3,017
[4]	Lloyds Banking Group plc	3.574%	11/7/2028	2,250	2,220
	Lloyds Banking Group plc	5.087%	11/26/2028	500	503
	Lloyds Banking Group plc	5.871%	3/6/2029	722	736
	Lloyds Banking Group plc	4.818%	6/13/2029	678	679
	Lloyds Banking Group plc	4.241%	2/10/2030	277	273
	Lloyds Banking Group plc	5.721%	6/5/2030	700	718
	Lloyds Banking Group plc	4.425%	11/4/2031	248	244
	Lloyds Banking Group plc	7.953%	11/15/2033	6,875	7,798

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	5.679%	1/5/2035	2,450	2,518
	Lloyds Banking Group plc	5.590%	11/26/2035	625	638
	Lloyds Banking Group plc	6.068%	6/13/2036	655	676
	Lloyds Banking Group plc	4.943%	11/4/2036	1,133	1,100
	Lloyds Banking Group plc	3.369%	12/14/2046	520	382
	Lloyds Banking Group plc	5.668%	2/10/2047	800	788
	Lloyds Banking Group plc	4.344%	1/9/2048	850	696
	Loews Corp.	3.200%	5/15/2030	500	474
	Loews Corp.	6.000%	2/1/2035	250	263
	Loews Corp.	4.940%	4/1/2036	750	734
	Loews Corp.	4.125%	5/15/2043	275	230
	LPL Holdings Inc.	4.900%	4/3/2028	500	500
	LPL Holdings Inc.	6.750%	11/17/2028	600	624
	LPL Holdings Inc.	5.200%	3/15/2030	625	628
	LPL Holdings Inc.	6.000%	5/20/2034	500	511
	LPL Holdings Inc.	5.650%	3/15/2035	500	497
	LPL Holdings Inc.	5.750%	6/15/2035	500	500
	M&T Bank Corp.	4.553%	8/16/2028	500	500
[4]	M&T Bank Corp.	4.833%	1/16/2029	125	125
	M&T Bank Corp.	7.413%	10/30/2029	1,500	1,587
	M&T Bank Corp.	5.179%	7/8/2031	220	222
	M&T Bank Corp.	6.082%	3/13/2032	470	490
	M&T Bank Corp.	5.053%	1/27/2034	880	873
	M&T Bank Corp.	5.400%	7/30/2035	1,980	1,978
[4]	M&T Bank Corp.	5.385%	1/16/2036	300	300
	Main Street Capital Corp.	5.400%	8/15/2028	423	420
	Main Street Capital Corp.	6.950%	3/1/2029	650	668
[4]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	250	247
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,523	2,530
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	450	451
	Manulife Financial Corp.	4.986%	12/11/2035	800	787
	Manulife Financial Corp.	5.375%	3/4/2046	850	824
	Marex Group plc	5.829%	5/8/2028	225	226
	Marex Group plc	6.404%	11/4/2029	500	512
	Markel Group Inc.	3.500%	11/1/2027	200	197
	Markel Group Inc.	3.350%	9/17/2029	250	240
	Markel Group Inc.	5.000%	4/5/2046	1,100	983
	Markel Group Inc.	4.300%	11/1/2047	200	160
	Markel Group Inc.	5.000%	5/20/2049	200	175
	Markel Group Inc.	3.450%	5/7/2052	500	339
	Markel Group Inc.	6.000%	5/16/2054	500	500
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	670	671
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	875	872
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	700	700
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	665	602
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	850	852
	Marsh & McLennan Cos. Inc.	5.875%	8/1/2033	1,050	1,112
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	400	411
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	400	403
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	3,275	3,244
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	400	378
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	1,600	1,425
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	500	531
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	265	251
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	890	882
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	364	347
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	1,160	1,096
	Mastercard Inc.	4.100%	1/15/2028	502	501
	Mastercard Inc.	3.500%	2/26/2028	450	445
	Mastercard Inc.	4.875%	3/9/2028	500	504
	Mastercard Inc.	4.550%	3/15/2028	357	358
	Mastercard Inc.	4.325%	6/8/2028	1,076	1,075
	Mastercard Inc.	2.950%	6/1/2029	500	482
	Mastercard Inc.	4.425%	6/8/2029	1,286	1,284
	Mastercard Inc.	3.350%	3/26/2030	1,250	1,202
	Mastercard Inc.	1.900%	3/15/2031	1,550	1,377
	Mastercard Inc.	4.600%	6/8/2031	1,425	1,422
	Mastercard Inc.	2.000%	11/18/2031	700	618
	Mastercard Inc.	4.350%	1/15/2032	1,009	994
	Mastercard Inc.	4.950%	3/15/2032	600	609

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	4.875%	5/9/2034	500	501
	Mastercard Inc.	4.550%	1/15/2035	829	808
	Mastercard Inc.	5.000%	6/8/2036	1,100	1,096
	Mastercard Inc.	3.800%	11/21/2046	350	273
	Mastercard Inc.	3.950%	2/26/2048	550	435
	Mastercard Inc.	3.650%	6/1/2049	835	623
	Mastercard Inc.	3.850%	3/26/2050	1,400	1,083
	Mastercard Inc.	2.950%	3/15/2051	500	324
	Mercury General Corp.	6.250%	6/15/2036	479	487
	MetLife Inc.	4.550%	3/23/2030	956	958
	MetLife Inc.	6.500%	12/15/2032	250	272
	MetLife Inc.	5.375%	7/15/2033	1,103	1,138
	MetLife Inc.	6.375%	6/15/2034	505	548
	MetLife Inc.	5.300%	12/15/2034	1,450	1,475
	MetLife Inc.	5.700%	6/15/2035	425	442
[4]	MetLife Inc.	6.400%	12/15/2036	1,505	1,534
	MetLife Inc.	5.875%	2/6/2041	645	670
	MetLife Inc.	4.875%	11/13/2043	815	751
	MetLife Inc.	4.721%	12/15/2044	150	133
	MetLife Inc.	4.050%	3/1/2045	1,000	818
	MetLife Inc.	4.600%	5/13/2046	1,700	1,483
	MetLife Inc.	5.000%	7/15/2052	1,600	1,440
	MetLife Inc.	5.250%	1/15/2054	630	589
[4]	MetLife Inc.	6.350%	3/15/2055	833	854
[4]	MetLife Inc.	5.850%	3/15/2056	313	309
	MGIC Investment Corp.	5.250%	8/15/2028	150	150
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	1,000	989
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	2,625	2,605
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	625	628
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	2,500	2,474
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	1,000	1,009
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	1,290	1,265
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	825	790
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	1,175	1,089
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	750	759
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	1,000	902
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	2,400	2,429
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	441	433
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	611	608
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	2,500	2,204
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	300	289
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	625	627
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	2,100	2,130
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	589	602
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	2,000	2,048
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	360	353
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	3,717	3,708
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	200	186
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	2,600	2,209
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	645	651
	Mizuho Financial Group Inc.	4.018%	3/5/2028	400	397
	Mizuho Financial Group Inc.	5.778%	7/6/2029	1,025	1,047
[4]	Mizuho Financial Group Inc.	4.254%	9/11/2029	1,000	991
[7]	Mizuho Financial Group Inc.	4.782%	7/13/2030	800	799
[4]	Mizuho Financial Group Inc.	3.153%	7/16/2030	2,400	2,290
	Mizuho Financial Group Inc.	5.098%	5/13/2031	260	262
[4]	Mizuho Financial Group Inc.	2.591%	5/25/2031	1,000	919
	Mizuho Financial Group Inc.	4.711%	7/8/2031	650	646
	Mizuho Financial Group Inc.	2.564%	9/13/2031	1,000	884
	Mizuho Financial Group Inc.	4.438%	5/12/2032	645	629
	Mizuho Financial Group Inc.	2.172%	5/22/2032	1,500	1,319
	Mizuho Financial Group Inc.	5.748%	7/6/2034	2,140	2,218
	Mizuho Financial Group Inc.	5.579%	5/26/2035	1,000	1,023
	Mizuho Financial Group Inc.	5.594%	7/10/2035	900	922
	Mizuho Financial Group Inc.	5.323%	7/8/2036	3,800	3,811
	Mizuho Financial Group Inc.	5.050%	5/12/2037	611	599
[7]	Mizuho Financial Group Inc.	5.337%	7/13/2037	400	398
[4]	Morgan Stanley	3.591%	7/22/2028	3,040	3,006
	Morgan Stanley	6.296%	10/18/2028	2,200	2,247
[4]	Morgan Stanley	3.772%	1/24/2029	2,850	2,811

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.123%	2/1/2029	1,700	1,711
[4]	Morgan Stanley	4.994%	4/12/2029	10,000	10,055
[4]	Morgan Stanley	5.164%	4/20/2029	2,600	2,620
	Morgan Stanley	5.449%	7/20/2029	2,125	2,153
[4]	Morgan Stanley	4.133%	10/18/2029	1,625	1,603
	Morgan Stanley	6.407%	11/1/2029	1,625	1,683
	Morgan Stanley	4.238%	1/9/2030	930	918
	Morgan Stanley	5.173%	1/16/2030	2,050	2,068
[4]	Morgan Stanley	4.431%	1/23/2030	300	297
	Morgan Stanley	4.555%	4/10/2030	22,400	22,259
	Morgan Stanley	5.656%	4/18/2030	1,050	1,073
	Morgan Stanley	5.042%	7/19/2030	1,700	1,712
	Morgan Stanley	4.654%	10/18/2030	2,075	2,064
	Morgan Stanley	5.230%	1/15/2031	1,000	1,011
[4]	Morgan Stanley	2.699%	1/22/2031	775	720
	Morgan Stanley	5.192%	4/17/2031	6,150	6,215
[4]	Morgan Stanley	4.356%	10/22/2031	975	954
	Morgan Stanley	4.493%	1/16/2032	1,185	1,162
[4]	Morgan Stanley	1.794%	2/13/2032	2,000	1,740
	Morgan Stanley	7.250%	4/1/2032	705	794
	Morgan Stanley	4.809%	4/16/2032	2,112	2,096
[4]	Morgan Stanley	1.928%	4/28/2032	2,200	1,913
[4]	Morgan Stanley	2.239%	7/21/2032	3,500	3,070
[4]	Morgan Stanley	2.511%	10/20/2032	2,000	1,768
	Morgan Stanley	2.943%	1/21/2033	500	450
	Morgan Stanley	4.889%	7/20/2033	3,200	3,175
	Morgan Stanley	6.342%	10/18/2033	2,500	2,665
[4]	Morgan Stanley	5.250%	4/21/2034	2,050	2,064
[4]	Morgan Stanley	5.424%	7/21/2034	2,500	2,538
	Morgan Stanley	6.627%	11/1/2034	1,625	1,764
	Morgan Stanley	5.466%	1/18/2035	2,453	2,492
	Morgan Stanley	5.320%	7/19/2035	1,700	1,709
	Morgan Stanley	5.664%	4/17/2036	11,596	11,897
	Morgan Stanley	2.484%	9/16/2036	2,700	2,343
[4]	Morgan Stanley	4.892%	10/22/2036	650	629
	Morgan Stanley	5.296%	4/10/2037	1,200	1,194
	Morgan Stanley	5.297%	4/20/2037	1,625	1,619
	Morgan Stanley	5.948%	1/19/2038	840	866
[4]	Morgan Stanley	3.971%	7/22/2038	2,100	1,843
	Morgan Stanley	5.942%	2/7/2039	1,975	2,038
	Morgan Stanley	5.314%	1/18/2041	1,491	1,456
	Morgan Stanley	3.217%	4/22/2042	1,375	1,050
	Morgan Stanley	6.375%	7/24/2042	2,400	2,611
[4]	Morgan Stanley	4.375%	1/22/2047	1,950	1,628
	Morgan Stanley	5.900%	3/13/2047	2,200	2,226
[4]	Morgan Stanley	5.597%	3/24/2051	2,700	2,649
[4]	Morgan Stanley	2.802%	1/25/2052	2,780	1,729
	Morgan Stanley	5.516%	11/19/2055	4,848	4,687
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	850	854
[4]	Morgan Stanley Bank NA	5.016%	1/12/2029	1,665	1,676
[4]	Morgan Stanley Bank NA	4.788%	5/10/2030	1,246	1,247
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	375	373
[4]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	975	974
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	1,100	1,095
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	3,541	3,525
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	1,500	1,474
	MSD Investment Corp.	6.250%	5/31/2030	500	495
[9]	MSD Investment Corp.	6.125%	2/5/2031	400	391
	Nasdaq Inc.	5.350%	6/28/2028	500	507
	Nasdaq Inc.	1.650%	1/15/2031	500	439
	Nasdaq Inc.	5.550%	2/15/2034	871	895
	Nasdaq Inc.	2.500%	12/21/2040	1,000	700
	Nasdaq Inc.	3.250%	4/28/2050	165	112
	Nasdaq Inc.	3.950%	3/7/2052	612	460
	Nasdaq Inc.	5.950%	8/15/2053	120	121
	Nasdaq Inc.	6.100%	6/28/2063	1,000	1,016
	National Australia Bank Ltd.	4.944%	1/12/2028	850	858
	National Australia Bank Ltd.	4.308%	6/13/2028	345	344
	National Australia Bank Ltd.	4.900%	6/13/2028	1,500	1,514
	National Australia Bank Ltd.	4.787%	1/10/2029	600	606

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	National Australia Bank Ltd.	4.434%	6/4/2029	825	824
	National Australia Bank Ltd.	4.901%	1/14/2030	395	401
	National Australia Bank Ltd.	4.534%	6/13/2030	270	270
	National Bank of Canada	5.600%	12/18/2028	800	819
[4]	Nationwide Financial Services Inc.	6.750%	5/15/2037	50	50
	NatWest Group plc	5.516%	9/30/2028	900	910
[4]	NatWest Group plc	4.892%	5/18/2029	2,000	2,006
	NatWest Group plc	5.808%	9/13/2029	800	818
[4]	NatWest Group plc	5.076%	1/27/2030	3,140	3,161
[4]	NatWest Group plc	4.445%	5/8/2030	175	173
	NatWest Group plc	4.964%	8/15/2030	850	853
	NatWest Group plc	6.016%	3/2/2034	650	683
	NatWest Group plc	6.475%	6/1/2034	600	622
	NatWest Group plc	5.778%	3/1/2035	1,250	1,295
[4]	NatWest Group plc	3.032%	11/28/2035	1,200	1,101
	NatWest Group plc	5.908%	3/3/2047	1,050	1,025
	NMI Holdings Inc.	6.000%	8/15/2029	123	126
	Nomura Holdings Inc.	5.594%	7/2/2027	200	202
	Nomura Holdings Inc.	2.172%	7/14/2028	1,300	1,236
	Nomura Holdings Inc.	2.710%	1/22/2029	1,350	1,281
	Nomura Holdings Inc.	4.996%	6/29/2029	426	427
	Nomura Holdings Inc.	5.605%	7/6/2029	900	918
	Nomura Holdings Inc.	3.103%	1/16/2030	1,610	1,514
	Nomura Holdings Inc.	4.904%	7/1/2030	500	499
	Nomura Holdings Inc.	2.679%	7/16/2030	750	688
	Nomura Holdings Inc.	2.608%	7/14/2031	825	737
	Nomura Holdings Inc.	5.166%	7/14/2031	306	307
	Nomura Holdings Inc.	5.783%	7/3/2034	2,100	2,166
	Nomura Holdings Inc.	5.491%	6/29/2035	1,175	1,193
	Nomura Holdings Inc.	5.545%	7/14/2036	323	324
	Northern Trust Corp.	3.650%	8/3/2028	325	321
	Northern Trust Corp.	3.150%	5/3/2029	500	484
	Northern Trust Corp.	4.150%	11/19/2030	337	332
	Northern Trust Corp.	6.125%	11/2/2032	810	866
	Northern Trust Corp.	5.117%	11/19/2040	411	402
[4]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	450	472
	Old Republic International Corp.	5.750%	3/28/2034	300	305
	Old Republic International Corp.	5.700%	6/1/2036	825	828
	Old Republic International Corp.	3.850%	6/11/2051	500	359
	ORIX Corp.	3.700%	7/18/2027	650	644
	ORIX Corp.	4.650%	9/10/2029	447	447
	ORIX Corp.	4.450%	9/9/2030	750	738
	ORIX Corp.	2.250%	3/9/2031	1,000	890
	ORIX Corp.	5.400%	2/25/2035	500	506
	PartnerRe Finance B LLC	3.700%	7/2/2029	390	378
	PartnerRe Finance B LLC	4.500%	10/1/2050	500	482
	PayPal Holdings Inc.	4.450%	3/6/2028	198	198
	PayPal Holdings Inc.	2.850%	10/1/2029	1,000	944
	PayPal Holdings Inc.	2.300%	6/1/2030	900	821
	PayPal Holdings Inc.	4.950%	6/1/2031	1,200	1,200
	PayPal Holdings Inc.	5.150%	6/1/2034	1,875	1,864
	PayPal Holdings Inc.	5.100%	4/1/2035	310	306
	PayPal Holdings Inc.	5.550%	6/1/2036	917	917
	PayPal Holdings Inc.	3.250%	6/1/2050	1,000	648
	PayPal Holdings Inc.	5.500%	6/1/2054	1,000	915
	PayPal Holdings Inc.	5.250%	6/1/2062	500	436
[4]	Pinnacle Bank	5.625%	2/15/2028	1,050	1,061
	Pinnacle Bank	5.957%	1/15/2036	404	401
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	500	511
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	773	775
[4]	PNC Bank NA	3.100%	10/25/2027	250	246
[4]	PNC Bank NA	3.250%	1/22/2028	600	590
[4]	PNC Bank NA	4.050%	7/26/2028	1,000	988
[4]	PNC Bank NA	2.700%	10/22/2029	300	282
	PNC Financial Services Group Inc.	3.450%	4/23/2029	2,880	2,801
	PNC Financial Services Group Inc.	5.582%	6/12/2029	800	815
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,050	1,072
	PNC Financial Services Group Inc.	5.222%	1/29/2031	1,015	1,032
	PNC Financial Services Group Inc.	4.899%	5/13/2031	1,560	1,568
	PNC Financial Services Group Inc.	4.626%	6/6/2033	675	656

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	6.037%	10/28/2033	1,225	1,291
	PNC Financial Services Group Inc.	5.068%	1/24/2034	1,150	1,151
	PNC Financial Services Group Inc.	5.676%	1/22/2035	6,650	6,856
	PNC Financial Services Group Inc.	5.401%	7/23/2035	6,985	7,076
	PNC Financial Services Group Inc.	5.575%	1/29/2036	4,560	4,670
	PNC Financial Services Group Inc.	5.423%	1/25/2041	1,303	1,281
	Primerica Inc.	2.800%	11/19/2031	500	450
	Principal Financial Group Inc.	3.700%	5/15/2029	500	487
	Principal Financial Group Inc.	2.125%	6/15/2030	100	91
	Principal Financial Group Inc.	5.300%	1/15/2037	517	512
	Principal Financial Group Inc.	4.625%	9/15/2042	500	444
	Principal Financial Group Inc.	4.350%	5/15/2043	340	288
	Principal Financial Group Inc.	4.300%	11/15/2046	265	218
	Progressive Corp.	4.000%	3/1/2029	409	405
	Progressive Corp.	6.625%	3/1/2029	150	158
	Progressive Corp.	4.600%	3/26/2031	225	224
	Progressive Corp.	3.000%	3/15/2032	1,250	1,141
	Progressive Corp.	4.950%	6/15/2033	450	453
	Progressive Corp.	3.700%	1/26/2045	250	194
	Progressive Corp.	4.125%	4/15/2047	385	311
	Progressive Corp.	3.950%	3/26/2050	870	677
	Progressive Corp.	3.700%	3/15/2052	500	369
[4]	Prudential Financial Inc.	5.750%	7/15/2033	345	364
	Prudential Financial Inc.	5.200%	3/14/2035	240	241
[4]	Prudential Financial Inc.	5.700%	12/14/2036	805	831
[4]	Prudential Financial Inc.	6.625%	12/1/2037	300	332
[4]	Prudential Financial Inc.	6.625%	6/21/2040	250	276
[4]	Prudential Financial Inc.	5.100%	8/15/2043	188	171
[4]	Prudential Financial Inc.	4.600%	5/15/2044	1,100	960
	Prudential Financial Inc.	3.905%	12/7/2047	1,332	1,018
[4]	Prudential Financial Inc.	4.418%	3/27/2048	1,150	949
[4]	Prudential Financial Inc.	5.700%	9/15/2048	1,150	1,151
	Prudential Financial Inc.	3.935%	12/7/2049	665	505
[4]	Prudential Financial Inc.	4.350%	2/25/2050	535	433
[4]	Prudential Financial Inc.	3.700%	10/1/2050	700	649
[4]	Prudential Financial Inc.	3.700%	3/13/2051	1,300	942
	Prudential Financial Inc.	5.125%	3/1/2052	750	734
	Prudential Financial Inc.	6.000%	9/1/2052	450	457
	Prudential Financial Inc.	6.750%	3/1/2053	500	526
	Prudential Financial Inc.	6.500%	3/15/2054	1,225	1,265
	Prudential Financial Inc.	6.250%	6/15/2056	344	345
	Prudential Funding Asia plc	3.125%	4/14/2030	740	701
	Prudential Funding Asia plc	3.625%	3/24/2032	500	469
	Radian Group Inc.	6.200%	5/15/2029	651	672
	Raymond James Financial Inc.	4.650%	4/1/2030	250	250
	Raymond James Financial Inc.	4.950%	7/15/2046	675	603
	Raymond James Financial Inc.	5.650%	9/11/2055	1,000	970
	Regions Bank	4.755%	7/27/2029	1,598	1,599
[4]	Regions Bank	6.450%	6/26/2037	500	532
	Regions Financial Corp.	1.800%	8/12/2028	500	472
	Regions Financial Corp.	5.722%	6/6/2030	850	872
	Regions Financial Corp.	5.502%	9/6/2035	280	283
	Regions Financial Corp.	7.375%	12/10/2037	500	568
	Reinsurance Group of America Inc.	3.900%	5/15/2029	500	489
	Reinsurance Group of America Inc.	6.000%	9/15/2033	575	600
	Reinsurance Group of America Inc.	5.750%	9/15/2034	750	768
	Reinsurance Group of America Inc.	6.650%	9/15/2055	600	608
	Reinsurance Group of America Inc.	6.375%	9/15/2056	182	181
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	225	223
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	400	388
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	706	723
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	425	434
[4]	Royal Bank of Canada	4.240%	8/3/2027	17,475	17,465
[4]	Royal Bank of Canada	6.000%	11/1/2027	875	894
[4]	Royal Bank of Canada	4.900%	1/12/2028	850	856
[4]	Royal Bank of Canada	4.522%	10/18/2028	490	490
[4]	Royal Bank of Canada	4.965%	1/24/2029	850	855
[4]	Royal Bank of Canada	4.950%	2/1/2029	600	608
	Royal Bank of Canada	4.498%	8/6/2029	714	712
	Royal Bank of Canada	4.400%	4/17/2030	688	682

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Royal Bank of Canada	4.969%	8/2/2030	475	479
[4]	Royal Bank of Canada	5.153%	2/4/2031	2,294	2,322
[4]	Royal Bank of Canada	4.970%	5/2/2031	976	983
	Royal Bank of Canada	4.696%	8/6/2031	613	610
[4]	Royal Bank of Canada	2.300%	11/3/2031	4,450	3,969
	Royal Bank of Canada	4.612%	5/3/2032	795	787
	Royal Bank of Canada	3.875%	5/4/2032	925	885
[4]	Royal Bank of Canada	5.000%	2/1/2033	1,785	1,798
[4]	Royal Bank of Canada	5.000%	5/2/2033	825	832
[4]	Royal Bank of Canada	5.150%	2/1/2034	600	612
	Santander Holdings USA Inc.	6.499%	3/9/2029	650	667
	Santander Holdings USA Inc.	6.174%	1/9/2030	600	616
	Santander Holdings USA Inc.	5.040%	6/5/2030	495	495
	Santander Holdings USA Inc.	7.660%	11/9/2031	500	547
[4]	Santander UK Group Holdings plc	3.823%	11/3/2028	500	494
	Santander UK Group Holdings plc	6.534%	1/10/2029	1,100	1,129
	Santander UK Group Holdings plc	4.320%	9/22/2029	251	248
	Santander UK Group Holdings plc	5.694%	4/15/2031	1,026	1,052
	Santander UK Group Holdings plc	2.896%	3/15/2032	500	455
	Santander UK Group Holdings plc	5.136%	9/22/2036	813	791
	Selective Insurance Group Inc.	5.900%	4/15/2035	120	124
	Selective Insurance Group Inc.	5.375%	3/1/2049	240	221
	SiriusPoint Ltd.	7.000%	4/5/2029	176	184
	Sixth Street Lending Partners	6.500%	3/11/2029	625	638
	Sixth Street Lending Partners	5.750%	1/15/2030	1,500	1,490
	Sixth Street Lending Partners	6.125%	7/15/2030	150	151
	Sixth Street Specialty Lending Inc.	5.650%	8/15/2031	350	343
	State Street Bank & Trust Co.	4.782%	11/23/2029	850	858
	State Street Corp.	4.536%	2/28/2028	9,900	9,935
	State Street Corp.	5.820%	11/4/2028	500	509
	State Street Corp.	4.530%	2/20/2029	400	400
	State Street Corp.	5.684%	11/21/2029	800	821
[4]	State Street Corp.	4.141%	12/3/2029	800	792
	State Street Corp.	2.400%	1/24/2030	625	584
	State Street Corp.	4.729%	2/28/2030	850	856
	State Street Corp.	4.834%	4/24/2030	300	303
	State Street Corp.	2.200%	3/3/2031	500	447
	State Street Corp.	4.558%	4/23/2032	667	659
	State Street Corp.	4.675%	10/22/2032	2,500	2,484
	State Street Corp.	4.821%	1/26/2034	610	605
	State Street Corp.	5.159%	5/18/2034	1,000	1,011
[4]	State Street Corp.	3.031%	11/1/2034	550	516
	State Street Corp.	6.123%	11/21/2034	500	527
	State Street Corp.	5.146%	2/28/2036	850	851
	State Street Corp.	4.784%	10/23/2036	349	339
	State Street Corp.	5.094%	4/24/2037	702	696
	Stewart Information Services Corp.	3.600%	11/15/2031	375	333
	Stifel Financial Corp.	4.000%	5/15/2030	100	97
	Sumisho Air Lease Corp.	3.625%	12/1/2027	1,000	986
[9]	Sumisho Air Lease Corp.	4.400%	3/24/2028	486	483
	Sumisho Air Lease Corp.	2.100%	9/1/2028	500	472
[9]	Sumisho Air Lease Corp.	4.500%	3/24/2029	431	427
	Sumisho Air Lease Corp.	3.250%	10/1/2029	595	566
[4]	Sumisho Air Lease Corp.	3.000%	2/1/2030	625	585
[9]	Sumisho Air Lease Corp.	4.850%	3/24/2031	352	348
[4]	Sumisho Air Lease Corp.	5.200%	7/15/2031	500	502
[4]	Sumisho Air Lease Corp.	2.875%	1/15/2032	600	536
[9]	Sumisho Air Lease Corp.	5.500%	3/24/2036	400	398
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	2,600	2,573
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	500	507
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	1,700	1,676
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	3,650	3,609
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	3,000	2,829
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	3,250	3,229
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	1,000	951
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	400	375
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	1,175	1,097
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	550	559
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	1,300	1,173
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	750	655

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	1,000	875
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	1,443	1,416
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	525	536
[7]	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	800	797
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	1,380	1,436
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	375	372
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	2,600	2,699
[7]	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	400	398
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	850	872
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	2,867	2,816
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	600	412
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	455	444
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	814	864
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	1,375	1,379
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	1,531	1,511
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	402	394
	Synchrony Financial	3.950%	12/1/2027	1,125	1,114
	Synchrony Financial	5.019%	7/29/2029	98	98
	Synchrony Financial	4.947%	2/25/2032	350	341
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	589	584
	Toronto-Dominion Bank	5.156%	1/10/2028	1,085	1,096
	Toronto-Dominion Bank	4.861%	1/31/2028	374	376
[4]	Toronto-Dominion Bank	5.523%	7/17/2028	1,000	1,019
[4]	Toronto-Dominion Bank	4.994%	4/5/2029	675	682
	Toronto-Dominion Bank	4.361%	4/23/2029	1,500	1,492
[4]	Toronto-Dominion Bank	2.000%	9/10/2031	600	531
[4]	Toronto-Dominion Bank	2.450%	1/12/2032	500	443
	Toronto-Dominion Bank	5.298%	1/30/2032	455	465
[4]	Toronto-Dominion Bank	3.200%	3/10/2032	2,491	2,292
	Toronto-Dominion Bank	4.456%	6/8/2032	1,809	1,778
	Toronto-Dominion Bank	4.866%	4/22/2033	1,500	1,489
	Toronto-Dominion Bank	5.146%	9/10/2034	500	502
	Toronto-Dominion Bank	4.928%	10/15/2035	4,315	4,239
	TPG Operating Group II LP	4.875%	5/15/2031	340	335
	TPG Operating Group II LP	5.875%	3/5/2034	700	710
	TPG Operating Group II LP	5.375%	1/15/2036	500	486
	Transatlantic Holdings Inc.	8.000%	11/30/2039	625	760
	Travelers Cos. Inc.	5.050%	7/24/2035	75	75
[4]	Travelers Cos. Inc.	6.250%	6/15/2037	1,060	1,154
	Travelers Cos. Inc.	5.350%	11/1/2040	1,730	1,725
	Travelers Cos. Inc.	4.600%	8/1/2043	500	446
	Travelers Cos. Inc.	4.050%	3/7/2048	250	200
	Travelers Cos. Inc.	2.550%	4/27/2050	500	301
	Travelers Cos. Inc.	5.700%	7/24/2055	225	226
[4]	Truist Bank	4.420%	7/24/2028	975	974
[4]	Truist Bank	4.144%	1/27/2029	398	395
[4]	Truist Bank	2.250%	3/11/2030	800	730
[4]	Truist Financial Corp.	4.873%	1/26/2029	1,800	1,808
[4]	Truist Financial Corp.	3.875%	3/19/2029	600	587
[4]	Truist Financial Corp.	7.161%	10/30/2029	950	1,001
[4]	Truist Financial Corp.	5.435%	1/24/2030	1,225	1,246
[4]	Truist Financial Corp.	1.950%	6/5/2030	300	271
	Truist Financial Corp.	4.597%	1/27/2032	2,392	2,359
[4]	Truist Financial Corp.	4.916%	7/28/2033	800	784
[4]	Truist Financial Corp.	6.123%	10/28/2033	300	316
[4]	Truist Financial Corp.	5.122%	1/26/2034	4,650	4,645
[4]	Truist Financial Corp.	5.711%	1/24/2035	1,475	1,519
	UBS AG	5.000%	7/9/2027	1,000	1,008
	UBS AG	7.500%	2/15/2028	3,088	3,234
	UBS AG	5.650%	9/11/2028	1,100	1,126
	UBS AG	4.302%	3/16/2029	672	669
	UBS AG	4.678%	11/29/2030	697	696
	UBS AG	4.500%	6/26/2048	850	736
	UBS Americas Inc.	7.125%	7/15/2032	465	517
[9]	UBS Group AG	4.194%	4/1/2031	1,000	976
	UBS Group AG	4.875%	5/15/2045	1,680	1,525
	Unum Group	4.000%	6/15/2029	210	206
	Unum Group	5.250%	12/15/2035	323	318
	Unum Group	5.750%	8/15/2042	400	397
	Unum Group	4.500%	12/15/2049	500	401

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unum Group	4.125%	6/15/2051	500	373
	Unum Group	6.000%	6/15/2054	265	260
[4]	US Bancorp	4.548%	7/22/2028	1,510	1,510
	US Bancorp	5.775%	6/12/2029	1,225	1,251
[4]	US Bancorp	3.000%	7/30/2029	1,775	1,690
	US Bancorp	5.384%	1/23/2030	2,550	2,593
	US Bancorp	5.100%	7/23/2030	985	997
	US Bancorp	5.046%	2/12/2031	510	515
	US Bancorp	5.083%	5/15/2031	2,650	2,679
	US Bancorp	4.481%	1/26/2032	750	739
[4]	US Bancorp	2.677%	1/27/2033	500	445
[4]	US Bancorp	4.967%	7/22/2033	1,130	1,120
	US Bancorp	5.850%	10/21/2033	1,525	1,590
	US Bancorp	4.839%	2/1/2034	1,920	1,894
	US Bancorp	5.678%	1/23/2035	2,700	2,787
	US Bancorp	5.424%	2/12/2036	510	519
	US Bancorp	2.491%	11/3/2036	980	853
	US Bancorp	5.033%	1/26/2037	915	902
	US Bancorp	5.723%	5/20/2041	825	830
	Visa Inc.	0.750%	8/15/2027	500	481
	Visa Inc.	2.750%	9/15/2027	896	880
	Visa Inc.	3.800%	2/12/2029	450	444
	Visa Inc.	2.050%	4/15/2030	975	896
	Visa Inc.	4.100%	2/12/2031	900	890
	Visa Inc.	1.100%	2/15/2031	800	692
	Visa Inc.	4.400%	2/12/2033	900	886
	Visa Inc.	4.150%	12/14/2035	1,250	1,193
	Visa Inc.	4.700%	2/12/2036	450	444
	Visa Inc.	2.700%	4/15/2040	1,950	1,478
	Visa Inc.	4.300%	12/14/2045	2,300	1,973
	Visa Inc.	3.650%	9/15/2047	655	504
	Visa Inc.	2.000%	8/15/2050	1,500	805
	Voya Financial Inc.	5.700%	7/15/2043	650	643
	Voya Financial Inc.	4.800%	6/15/2046	125	110
	W R Berkley Corp.	4.750%	8/1/2044	290	260
	W R Berkley Corp.	3.150%	9/30/2061	500	302
	Wachovia Corp.	7.500%	4/15/2035	150	173
	Wachovia Corp.	5.500%	8/1/2035	325	328
	Wachovia Corp.	6.550%	10/15/2035	100	108
	Webster Financial Corp.	4.100%	3/25/2029	245	239
[4]	Wells Fargo & Co.	4.300%	7/22/2027	1,500	1,499
[4]	Wells Fargo & Co.	4.808%	7/25/2028	4,205	4,217
[4]	Wells Fargo & Co.	4.150%	1/24/2029	200	198
	Wells Fargo & Co.	4.577%	5/20/2029	2,000	1,995
[4]	Wells Fargo & Co.	5.574%	7/25/2029	2,000	2,034
	Wells Fargo & Co.	4.078%	9/15/2029	4,285	4,225
	Wells Fargo & Co.	6.303%	10/23/2029	2,195	2,270
	Wells Fargo & Co.	4.182%	1/23/2030	1,610	1,589
[4]	Wells Fargo & Co.	2.879%	10/30/2030	8,000	7,531
	Wells Fargo & Co.	5.244%	1/24/2031	1,500	1,520
[4]	Wells Fargo & Co.	4.478%	4/4/2031	5,210	5,154
	Wells Fargo & Co.	5.150%	4/23/2031	10,000	10,103
	Wells Fargo & Co.	4.844%	5/20/2032	1,463	1,458
[4]	Wells Fargo & Co.	4.897%	7/25/2033	6,700	6,652
	Wells Fargo & Co.	5.389%	4/24/2034	4,419	4,487
[4]	Wells Fargo & Co.	5.557%	7/25/2034	5,000	5,122
	Wells Fargo & Co.	6.491%	10/23/2034	1,750	1,890
	Wells Fargo & Co.	5.499%	1/23/2035	2,420	2,468
	Wells Fargo & Co.	5.211%	12/3/2035	2,125	2,122
	Wells Fargo & Co.	4.892%	9/15/2036	3,000	2,928
[4]	Wells Fargo & Co.	5.950%	12/15/2036	225	231
	Wells Fargo & Co.	4.960%	1/23/2037	1,016	992
[4]	Wells Fargo & Co.	3.068%	4/30/2041	1,000	764
	Wells Fargo & Co.	5.606%	1/15/2044	1,900	1,830
[4]	Wells Fargo & Co.	4.650%	11/4/2044	2,175	1,852
	Wells Fargo & Co.	3.900%	5/1/2045	650	515
[4]	Wells Fargo & Co.	4.900%	11/17/2045	2,300	2,010
[4]	Wells Fargo & Co.	4.400%	6/14/2046	1,375	1,116
[4]	Wells Fargo & Co.	4.750%	12/7/2046	2,175	1,853
	Wells Fargo & Co.	5.433%	1/23/2047	1,354	1,301

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo & Co.	5.013%	4/4/2051	2,500	2,241
[4]	Wells Fargo & Co.	4.611%	4/25/2053	2,850	2,395
	Wells Fargo Bank NA	5.950%	8/26/2036	550	577
[4]	Wells Fargo Bank NA	5.850%	2/1/2037	425	441
[4]	Wells Fargo Bank NA	6.600%	1/15/2038	605	663
	Western Union Co.	4.750%	6/15/2029	400	397
	Western Union Co.	2.750%	3/15/2031	500	451
	Western Union Co.	6.200%	11/17/2036	410	423
[4]	Westpac Banking Corp.	4.150%	5/11/2028	1,000	996
	Westpac Banking Corp.	5.535%	11/17/2028	800	821
	Westpac Banking Corp.	1.953%	11/20/2028	900	851
	Westpac Banking Corp.	5.050%	4/16/2029	625	636
	Westpac Banking Corp.	2.650%	1/16/2030	1,620	1,524
[4]	Westpac Banking Corp.	4.450%	6/12/2031	867	860
	Westpac Banking Corp.	5.405%	8/10/2033	875	885
	Westpac Banking Corp.	6.820%	11/17/2033	600	654
	Westpac Banking Corp.	4.110%	7/24/2034	1,750	1,705
	Westpac Banking Corp.	2.668%	11/15/2035	2,050	1,848
[4]	Westpac Banking Corp.	5.618%	11/20/2035	1,365	1,376
	Westpac Banking Corp.	3.020%	11/18/2036	2,000	1,787
	Westpac Banking Corp.	2.963%	11/16/2040	1,000	740
	Willis North America Inc.	4.500%	9/15/2028	1,500	1,494
	Willis North America Inc.	2.950%	9/15/2029	660	625
	Willis North America Inc.	4.550%	3/15/2031	476	468
	Willis North America Inc.	5.350%	5/15/2033	300	304
	Willis North America Inc.	5.150%	3/15/2036	250	245
	Willis North America Inc.	5.050%	9/15/2048	200	178
	Willis North America Inc.	3.875%	9/15/2049	625	467
	Willis North America Inc.	5.900%	3/5/2054	625	617
	XL Group Ltd.	5.250%	12/15/2043	100	94
	Zions Bancorp NA	4.704%	8/18/2028	1,000	998
	Zions Bancorp NA	3.250%	10/29/2029	250	236
	Zions Bancorp NA	6.816%	11/19/2035	250	263
					1,766,018
Health Care (1.1%)
	Abbott Laboratories	1.150%	1/30/2028	1,850	1,763
	Abbott Laboratories	3.700%	3/9/2029	1,625	1,595
	Abbott Laboratories	1.400%	6/30/2030	400	355
	Abbott Laboratories	4.000%	3/15/2031	2,500	2,437
	Abbott Laboratories	4.300%	3/15/2033	2,325	2,255
	Abbott Laboratories	4.650%	3/15/2036	3,717	3,609
	Abbott Laboratories	4.750%	11/30/2036	400	390
	Abbott Laboratories	6.150%	11/30/2037	425	463
	Abbott Laboratories	4.750%	3/15/2038	2,025	1,952
	Abbott Laboratories	6.000%	4/1/2039	250	268
	Abbott Laboratories	4.750%	4/15/2043	500	458
	Abbott Laboratories	4.900%	11/30/2046	2,115	1,945
	Abbott Laboratories	5.500%	3/15/2056	3,825	3,750
	Abbott Laboratories	5.600%	3/15/2066	1,725	1,690
	AbbVie Inc.	3.775%	3/3/2028	500	495
	AbbVie Inc.	4.650%	3/15/2028	1,050	1,054
	AbbVie Inc.	4.250%	11/14/2028	1,400	1,395
	AbbVie Inc.	4.800%	3/15/2029	2,350	2,369
	AbbVie Inc.	3.200%	11/21/2029	5,600	5,362
	AbbVie Inc.	4.875%	3/15/2030	850	859
	AbbVie Inc.	4.125%	3/15/2031	500	489
	AbbVie Inc.	4.950%	3/15/2031	1,850	1,876
	AbbVie Inc.	4.400%	3/15/2033	1,000	979
	AbbVie Inc.	5.050%	3/15/2034	2,500	2,527
	AbbVie Inc.	4.550%	3/15/2035	1,725	1,673
	AbbVie Inc.	5.200%	3/15/2035	750	762
	AbbVie Inc.	4.500%	5/14/2035	2,105	2,028
	AbbVie Inc.	4.750%	3/15/2036	1,195	1,169
	AbbVie Inc.	4.300%	5/14/2036	1,375	1,298
	AbbVie Inc.	4.050%	11/21/2039	3,977	3,503
	AbbVie Inc.	4.625%	10/1/2042	430	389
	AbbVie Inc.	4.400%	11/6/2042	2,119	1,864
	AbbVie Inc.	4.850%	6/15/2044	1,195	1,095
	AbbVie Inc.	4.750%	3/15/2045	525	472

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.700%	5/14/2045	2,257	2,023
	AbbVie Inc.	4.450%	5/14/2046	2,100	1,805
	AbbVie Inc.	4.250%	11/21/2049	9,115	7,446
	AbbVie Inc.	5.400%	3/15/2054	2,925	2,812
	AbbVie Inc.	5.550%	3/15/2056	517	508
	AbbVie Inc.	5.500%	3/15/2064	1,500	1,443
	AbbVie Inc.	5.650%	3/15/2066	500	492
[4]	Adventist Health System	4.742%	12/1/2030	500	495
	Adventist Health System	5.430%	3/1/2032	500	507
	Adventist Health System	5.757%	12/1/2034	375	385
	Adventist Health System	3.630%	3/1/2049	375	260
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	325	321
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	100	92
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	375	312
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	250	179
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	300	198
	Aetna Inc.	6.625%	6/15/2036	1,300	1,416
	Aetna Inc.	6.750%	12/15/2037	350	381
	Aetna Inc.	4.500%	5/15/2042	375	323
	Agilent Technologies Inc.	2.750%	9/15/2029	468	442
	Agilent Technologies Inc.	2.100%	6/4/2030	325	294
	Agilent Technologies Inc.	2.300%	3/12/2031	500	449
	Agilent Technologies Inc.	4.750%	9/9/2034	500	492
	AHS Hospital Corp.	5.024%	7/1/2045	325	303
[4]	AHS Hospital Corp.	2.780%	7/1/2051	500	313
[4]	Allina Health System	3.887%	4/15/2049	325	250
	Amgen Inc.	3.200%	11/2/2027	1,000	985
	Amgen Inc.	5.150%	3/2/2028	3,475	3,508
	Amgen Inc.	1.650%	8/15/2028	1,000	943
	Amgen Inc.	3.000%	2/22/2029	3,100	2,986
	Amgen Inc.	4.050%	8/18/2029	1,050	1,034
	Amgen Inc.	2.450%	2/21/2030	1,675	1,553
	Amgen Inc.	5.250%	3/2/2030	800	815
	Amgen Inc.	4.200%	2/19/2031	283	277
	Amgen Inc.	2.300%	2/25/2031	2,100	1,892
	Amgen Inc.	2.000%	1/15/2032	2,850	2,462
	Amgen Inc.	3.350%	2/22/2032	425	394
	Amgen Inc.	4.200%	3/1/2033	625	600
	Amgen Inc.	5.250%	3/2/2033	3,565	3,628
	Amgen Inc.	4.850%	2/19/2036	1,383	1,354
	Amgen Inc.	3.150%	2/21/2040	3,000	2,339
	Amgen Inc.	2.800%	8/15/2041	850	616
	Amgen Inc.	4.950%	10/1/2041	500	465
	Amgen Inc.	5.150%	11/15/2041	451	429
	Amgen Inc.	5.600%	3/2/2043	2,795	2,778
	Amgen Inc.	4.400%	5/1/2045	1,875	1,593
	Amgen Inc.	5.500%	2/19/2046	750	727
	Amgen Inc.	4.563%	6/15/2048	656	554
	Amgen Inc.	4.663%	6/15/2051	3,189	2,706
	Amgen Inc.	4.200%	2/22/2052	800	628
	Amgen Inc.	5.650%	3/2/2053	3,075	2,993
	Amgen Inc.	2.770%	9/1/2053	2,776	1,640
	Amgen Inc.	5.650%	2/19/2056	350	341
	Amgen Inc.	4.400%	2/22/2062	700	548
	Amgen Inc.	5.750%	3/2/2063	2,250	2,182
[4]	Ascension Health	4.078%	11/15/2028	300	297
[4]	Ascension Health	2.532%	11/15/2029	1,056	990
[4]	Ascension Health	4.294%	11/15/2030	600	591
[4]	Ascension Health	4.923%	11/15/2035	508	502
[4]	Ascension Health	3.106%	11/15/2039	300	237
	Ascension Health	3.945%	11/15/2046	1,150	921
[4]	Ascension Health	4.847%	11/15/2053	610	548
	AstraZeneca Finance LLC	4.875%	3/3/2028	650	656
	AstraZeneca Finance LLC	1.750%	5/28/2028	1,100	1,049
	AstraZeneca Finance LLC	4.850%	2/26/2029	1,050	1,061
	AstraZeneca Finance LLC	4.900%	2/26/2031	1,000	1,013
	AstraZeneca Finance LLC	4.000%	3/2/2031	750	732
	AstraZeneca Finance LLC	2.250%	5/28/2031	500	449
	AstraZeneca Finance LLC	4.300%	3/2/2033	800	778
	AstraZeneca Finance LLC	4.875%	3/3/2033	400	403

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca Finance LLC	5.000%	2/26/2034	1,275	1,287
	AstraZeneca Finance LLC	4.600%	3/2/2036	800	775
	AstraZeneca plc	1.375%	8/6/2030	1,020	901
	AstraZeneca plc	6.450%	9/15/2037	2,530	2,809
	AstraZeneca plc	4.000%	9/18/2042	845	717
	AstraZeneca plc	4.375%	11/16/2045	1,475	1,287
	AstraZeneca plc	3.000%	5/28/2051	250	167
	Augusta SpinCo Corp.	4.321%	9/23/2027	391	390
	Augusta SpinCo Corp.	4.398%	3/23/2029	891	885
	Augusta SpinCo Corp.	4.945%	3/23/2033	1,250	1,241
	Augusta SpinCo Corp.	5.245%	3/23/2036	400	400
	Banner Health	2.338%	1/1/2030	375	348
	Banner Health	1.897%	1/1/2031	500	444
	Banner Health	2.907%	1/1/2042	500	366
[4]	Banner Health	3.181%	1/1/2050	225	152
	Banner Health	2.913%	1/1/2051	500	318
[4]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	500	279
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	500	357
	Baxalta Inc.	5.250%	6/23/2045	415	389
	Baxter International Inc.	2.272%	12/1/2028	1,175	1,107
	Baxter International Inc.	4.450%	2/15/2029	147	145
	Baxter International Inc.	3.950%	4/1/2030	555	536
	Baxter International Inc.	4.900%	12/15/2030	171	170
	Baxter International Inc.	1.730%	4/1/2031	600	511
	Baxter International Inc.	2.539%	2/1/2032	1,275	1,096
	Baxter International Inc.	5.650%	12/15/2035	391	388
	Baxter International Inc.	3.500%	8/15/2046	375	255
	Baxter International Inc.	3.132%	12/1/2051	950	567
[4]	Baylor Scott & White Holdings	1.777%	11/15/2030	500	444
	Baylor Scott & White Holdings	4.185%	11/15/2045	400	338
[4]	Baylor Scott & White Holdings	2.839%	11/15/2050	1,500	953
	Becton Dickinson & Co.	4.693%	2/13/2028	750	751
	Becton Dickinson & Co.	4.874%	2/8/2029	2,066	2,077
	Becton Dickinson & Co.	2.823%	5/20/2030	1,000	933
	Becton Dickinson & Co.	1.957%	2/11/2031	1,000	884
	Becton Dickinson & Co.	4.298%	8/22/2032	350	339
	Becton Dickinson & Co.	5.110%	2/8/2034	500	501
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	500	326
	Biogen Inc.	2.250%	5/1/2030	1,425	1,301
	Biogen Inc.	5.750%	5/15/2035	525	547
	Biogen Inc.	3.150%	5/1/2050	645	420
	Biogen Inc.	3.250%	2/15/2051	589	387
	Biogen Inc.	6.450%	5/15/2055	600	641
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	500	465
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	175	174
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	308	296
	Boston Scientific Corp.	2.650%	6/1/2030	975	906
	Boston Scientific Corp.	6.250%	11/15/2035	225	245
	Boston Scientific Corp.	4.550%	3/1/2039	559	523
	Boston Scientific Corp.	7.375%	1/15/2040	225	267
	Boston Scientific Corp.	4.700%	3/1/2049	564	502
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	495	490
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	500	440
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	1,050	1,070
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	500	457
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	2,794	2,850
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	1,530	1,365
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	390	296
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	650	578
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	1,750	1,458
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	1,616	1,382
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	3,355	2,725
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	1,150	678
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	3,149	2,309
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	2,300	2,246
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	825	591
	Cardinal Health Inc.	5.125%	2/15/2029	550	556
	Cardinal Health Inc.	5.000%	11/15/2029	575	580
	Cardinal Health Inc.	4.500%	9/15/2030	350	347
	Cardinal Health Inc.	5.450%	2/15/2034	425	434

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	5.350%	11/15/2034	950	962
	Cardinal Health Inc.	5.150%	9/15/2035	350	349
	Cardinal Health Inc.	4.600%	3/15/2043	400	349
	Cardinal Health Inc.	4.500%	11/15/2044	250	212
	Cardinal Health Inc.	4.368%	6/15/2047	650	537
	Cardinal Health Inc.	5.750%	11/15/2054	500	497
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	500	339
	Cencora Inc.	3.450%	12/15/2027	700	689
	Cencora Inc.	4.625%	12/15/2027	300	300
	Cencora Inc.	3.950%	2/13/2029	592	582
	Cencora Inc.	2.800%	5/15/2030	975	909
	Cencora Inc.	4.250%	11/15/2030	600	587
	Cencora Inc.	2.700%	3/15/2031	1,000	912
	Cencora Inc.	4.600%	2/13/2033	250	244
	Cencora Inc.	5.125%	2/15/2034	425	426
	Cencora Inc.	5.150%	2/15/2035	600	599
	Cencora Inc.	4.900%	2/13/2036	441	430
	Cencora Inc.	4.300%	12/15/2047	816	675
	Cencora Inc.	5.650%	2/13/2056	350	344
	Children's Health System of Texas	2.511%	8/15/2050	500	291
[4]	Children's Hospital	2.928%	7/15/2050	500	321
[4]	Children's Hospital Corp.	4.115%	1/1/2047	200	166
[4]	Children's Hospital Corp.	2.585%	2/1/2050	200	122
	Children's Hospital Medical Center	4.268%	5/15/2044	150	130
[4]	Children's Hospital of Philadelphia	2.704%	7/1/2050	500	311
[4]	CHRISTUS Health	4.341%	7/1/2028	425	423
	Cigna Group	4.375%	10/15/2028	1,775	1,767
	Cigna Group	5.000%	5/15/2029	850	860
	Cigna Group	2.400%	3/15/2030	1,317	1,217
	Cigna Group	4.500%	9/15/2030	407	405
	Cigna Group	5.125%	5/15/2031	625	635
	Cigna Group	4.875%	9/15/2032	1,231	1,229
	Cigna Group	5.250%	2/15/2034	500	506
	Cigna Group	5.250%	1/15/2036	1,575	1,578
	Cigna Group	4.800%	8/15/2038	3,345	3,168
	Cigna Group	3.200%	3/15/2040	1,250	974
[4]	Cigna Group	6.125%	11/15/2041	334	349
[4]	Cigna Group	4.800%	7/15/2046	3,400	2,992
[4]	Cigna Group	3.875%	10/15/2047	25	19
	Cigna Group	4.900%	12/15/2048	825	725
	Cigna Group	3.400%	3/15/2050	1,350	936
	Cigna Group	3.400%	3/15/2051	1,000	689
	Cigna Group	5.600%	2/15/2054	800	772
	Cigna Group	6.000%	1/15/2056	375	382
[4]	City of Hope	5.623%	11/15/2043	250	244
[4]	City of Hope	4.378%	8/15/2048	500	409
	Cleveland Clinic Foundation	4.858%	1/1/2114	325	274
	CommonSpirit Health	4.352%	9/1/2030	488	478
	CommonSpirit Health	2.782%	10/1/2030	500	461
	CommonSpirit Health	5.205%	12/1/2031	925	936
	CommonSpirit Health	5.318%	12/1/2034	525	526
	CommonSpirit Health	4.825%	9/1/2035	417	406
[4]	CommonSpirit Health	4.975%	9/1/2035	495	480
[4]	CommonSpirit Health	4.350%	11/1/2042	790	683
	CommonSpirit Health	5.580%	9/1/2045	322	313
	CommonSpirit Health	4.187%	10/1/2049	780	608
	CommonSpirit Health	3.910%	10/1/2050	830	617
	CommonSpirit Health	5.548%	12/1/2054	462	438
	CommonSpirit Health	5.662%	9/1/2055	536	517
[4]	Community Health Network Inc.	3.099%	5/1/2050	965	616
[4]	Corewell Health Obligated Group	3.487%	7/15/2049	275	197
[4]	Cottage Health Obligated Group	3.304%	11/1/2049	425	296
	CVS Health Corp.	1.300%	8/21/2027	1,750	1,689
	CVS Health Corp.	5.000%	1/30/2029	3,000	3,028
	CVS Health Corp.	5.400%	6/1/2029	750	767
	CVS Health Corp.	3.250%	8/15/2029	1,950	1,867
	CVS Health Corp.	5.125%	2/21/2030	1,000	1,011
	CVS Health Corp.	3.750%	4/1/2030	1,563	1,511
	CVS Health Corp.	1.750%	8/21/2030	2,000	1,773
	CVS Health Corp.	5.250%	1/30/2031	500	508

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	1.875%	2/28/2031	1,100	965
	CVS Health Corp.	5.550%	6/1/2031	825	850
	CVS Health Corp.	5.000%	9/15/2032	293	294
	CVS Health Corp.	5.250%	2/21/2033	1,800	1,829
	CVS Health Corp.	5.300%	6/1/2033	1,050	1,064
	CVS Health Corp.	4.875%	7/20/2035	525	509
	CVS Health Corp.	5.450%	9/15/2035	1,200	1,216
	CVS Health Corp.	4.780%	3/25/2038	3,400	3,187
	CVS Health Corp.	6.125%	9/15/2039	575	598
	CVS Health Corp.	2.700%	8/21/2040	1,400	993
	CVS Health Corp.	5.300%	12/5/2043	775	724
	CVS Health Corp.	5.125%	7/20/2045	4,100	3,712
	CVS Health Corp.	5.050%	3/25/2048	6,209	5,484
	CVS Health Corp.	5.625%	2/21/2053	1,000	944
	CVS Health Corp.	5.875%	6/1/2053	1,261	1,232
	CVS Health Corp.	6.050%	6/1/2054	625	625
	CVS Health Corp.	6.200%	9/15/2055	1,300	1,331
	CVS Health Corp.	6.000%	6/1/2063	670	654
	CVS Health Corp.	6.250%	9/15/2065	425	429
	Danaher Corp.	2.600%	10/1/2050	550	332
	Danaher Corp.	2.800%	12/10/2051	1,000	623
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	300	236
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	575	531
	DH Europe Finance II Sarl	2.600%	11/15/2029	650	609
	DH Europe Finance II Sarl	3.250%	11/15/2039	725	582
	DH Europe Finance II Sarl	3.400%	11/15/2049	1,200	850
	Dignity Health	4.500%	11/1/2042	550	477
	Dignity Health	5.267%	11/1/2064	225	203
[4]	Duke University Health System Inc.	3.920%	6/1/2047	450	358
	Edwards Lifesciences Corp.	4.300%	6/15/2028	475	473
	Elevance Health Inc.	4.000%	9/15/2028	764	755
	Elevance Health Inc.	5.150%	6/15/2029	500	507
	Elevance Health Inc.	2.875%	9/15/2029	425	402
	Elevance Health Inc.	4.750%	2/15/2030	340	341
	Elevance Health Inc.	2.250%	5/15/2030	2,500	2,286
	Elevance Health Inc.	2.550%	3/15/2031	1,280	1,161
	Elevance Health Inc.	4.950%	11/1/2031	620	622
	Elevance Health Inc.	4.100%	5/15/2032	700	671
	Elevance Health Inc.	4.600%	9/15/2032	825	809
	Elevance Health Inc.	5.500%	10/15/2032	500	513
	Elevance Health Inc.	4.750%	2/15/2033	950	936
	Elevance Health Inc.	5.375%	6/15/2034	845	858
	Elevance Health Inc.	5.950%	12/15/2034	250	263
	Elevance Health Inc.	5.200%	2/15/2035	1,075	1,077
	Elevance Health Inc.	5.000%	1/15/2036	761	746
	Elevance Health Inc.	5.850%	1/15/2036	300	312
	Elevance Health Inc.	6.375%	6/15/2037	300	323
	Elevance Health Inc.	4.625%	5/15/2042	675	600
	Elevance Health Inc.	4.650%	1/15/2043	1,750	1,550
	Elevance Health Inc.	5.100%	1/15/2044	525	485
	Elevance Health Inc.	4.650%	8/15/2044	75	65
	Elevance Health Inc.	4.375%	12/1/2047	918	753
	Elevance Health Inc.	3.700%	9/15/2049	700	508
	Elevance Health Inc.	3.125%	5/15/2050	1,270	828
	Elevance Health Inc.	3.600%	3/15/2051	1,500	1,063
	Elevance Health Inc.	4.550%	5/15/2052	700	577
	Elevance Health Inc.	6.100%	10/15/2052	500	511
	Elevance Health Inc.	5.125%	2/15/2053	650	582
	Elevance Health Inc.	5.650%	6/15/2054	850	818
	Elevance Health Inc.	5.700%	2/15/2055	2,435	2,364
	Elevance Health Inc.	5.700%	9/15/2055	250	243
	Elevance Health Inc.	5.850%	11/1/2064	675	663
	Eli Lilly & Co.	4.150%	8/14/2027	250	250
	Eli Lilly & Co.	4.550%	2/12/2028	850	854
	Eli Lilly & Co.	4.000%	10/15/2028	508	505
	Eli Lilly & Co.	4.500%	2/9/2029	1,050	1,055
	Eli Lilly & Co.	3.375%	3/15/2029	335	327
	Eli Lilly & Co.	4.150%	5/20/2029	344	342
	Eli Lilly & Co.	4.200%	8/14/2029	853	849
	Eli Lilly & Co.	4.750%	2/12/2030	750	758

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.250%	3/15/2031	677	671
	Eli Lilly & Co.	4.375%	5/20/2031	1,163	1,154
	Eli Lilly & Co.	4.900%	2/12/2032	850	862
	Eli Lilly & Co.	4.550%	10/15/2032	1,306	1,299
	Eli Lilly & Co.	4.700%	2/27/2033	400	401
	Eli Lilly & Co.	4.650%	5/20/2033	1,032	1,026
	Eli Lilly & Co.	4.700%	2/9/2034	3,000	2,980
	Eli Lilly & Co.	4.600%	8/14/2034	1,050	1,035
	Eli Lilly & Co.	4.900%	10/15/2035	905	903
	Eli Lilly & Co.	4.850%	5/20/2036	1,250	1,238
	Eli Lilly & Co.	3.950%	3/15/2049	1,335	1,064
	Eli Lilly & Co.	2.250%	5/15/2050	800	457
	Eli Lilly & Co.	4.875%	2/27/2053	1,000	905
	Eli Lilly & Co.	5.000%	2/9/2054	2,075	1,915
	Eli Lilly & Co.	5.050%	8/14/2054	1,175	1,090
	Eli Lilly & Co.	5.500%	2/12/2055	1,750	1,738
	Eli Lilly & Co.	5.550%	10/15/2055	571	571
	Eli Lilly & Co.	5.600%	5/20/2056	1,450	1,457
	Eli Lilly & Co.	2.500%	9/15/2060	500	271
	Eli Lilly & Co.	4.950%	2/27/2063	1,000	892
	Eli Lilly & Co.	5.100%	2/9/2064	2,000	1,827
	Eli Lilly & Co.	5.200%	8/14/2064	150	139
	Eli Lilly & Co.	5.650%	10/15/2065	543	543
	Eli Lilly & Co.	5.700%	5/20/2066	825	829
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	500	380
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	500	507
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	261	259
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	1,000	1,005
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	525	526
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	1,500	1,578
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	700	712
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	557	543
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	954	1,017
	Gilead Sciences Inc.	1.200%	10/1/2027	900	867
	Gilead Sciences Inc.	4.250%	5/20/2028	405	404
	Gilead Sciences Inc.	4.400%	5/20/2029	815	813
	Gilead Sciences Inc.	4.800%	11/15/2029	908	916
	Gilead Sciences Inc.	4.600%	5/20/2031	825	822
	Gilead Sciences Inc.	5.250%	10/15/2033	400	411
	Gilead Sciences Inc.	4.900%	5/20/2034	425	424
	Gilead Sciences Inc.	5.100%	6/15/2035	1,100	1,109
	Gilead Sciences Inc.	4.600%	9/1/2035	750	729
	Gilead Sciences Inc.	4.000%	9/1/2036	1,250	1,145
	Gilead Sciences Inc.	2.600%	10/1/2040	775	562
	Gilead Sciences Inc.	4.800%	4/1/2044	1,325	1,207
	Gilead Sciences Inc.	4.500%	2/1/2045	1,400	1,220
	Gilead Sciences Inc.	4.750%	3/1/2046	1,790	1,604
	Gilead Sciences Inc.	4.150%	3/1/2047	650	532
	Gilead Sciences Inc.	2.800%	10/1/2050	2,325	1,467
	Gilead Sciences Inc.	5.550%	10/15/2053	1,500	1,481
	Gilead Sciences Inc.	5.500%	11/15/2054	850	830
	Gilead Sciences Inc.	5.600%	11/15/2064	625	615
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	2,150	2,135
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	683	684
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	1,380	1,420
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	544	539
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	2,245	2,472
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	1,350	1,315
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	500	354
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	500	409
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	500	316
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	225	187
[4]	Hartford HealthCare Corp.	3.447%	7/1/2054	79	56
	HCA Inc.	5.000%	3/1/2028	2,000	2,011
	HCA Inc.	5.200%	6/1/2028	2,041	2,061
	HCA Inc.	5.625%	9/1/2028	1,225	1,244
	HCA Inc.	4.125%	6/15/2029	1,670	1,645
	HCA Inc.	3.500%	9/1/2030	3,250	3,081
	HCA Inc.	4.300%	11/15/2030	301	294
	HCA Inc.	5.450%	4/1/2031	1,200	1,226

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	4.700%	5/15/2031	850	842
	HCA Inc.	2.375%	7/15/2031	1,750	1,553
	HCA Inc.	5.500%	3/1/2032	750	766
	HCA Inc.	3.625%	3/15/2032	1,625	1,513
	HCA Inc.	4.600%	11/15/2032	424	413
	HCA Inc.	5.000%	5/15/2033	1,000	990
	HCA Inc.	5.500%	6/1/2033	1,019	1,041
	HCA Inc.	5.600%	4/1/2034	1,100	1,123
	HCA Inc.	5.450%	9/15/2034	1,050	1,061
	HCA Inc.	5.750%	3/1/2035	2,100	2,164
	HCA Inc.	4.900%	11/15/2035	625	605
	HCA Inc.	5.300%	5/15/2036	1,000	993
	HCA Inc.	5.125%	6/15/2039	825	786
	HCA Inc.	4.375%	3/15/2042	500	423
	HCA Inc.	5.500%	6/15/2047	1,000	932
	HCA Inc.	5.250%	6/15/2049	1,945	1,748
	HCA Inc.	3.500%	7/15/2051	1,500	1,014
	HCA Inc.	4.625%	3/15/2052	2,550	2,075
	HCA Inc.	5.900%	6/1/2053	1,666	1,622
	HCA Inc.	6.000%	4/1/2054	1,775	1,753
	HCA Inc.	6.200%	3/1/2055	788	801
	HCA Inc.	5.700%	11/15/2055	450	429
	HCA Inc.	6.100%	4/1/2064	515	511
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	450	342
	Humana Inc.	5.750%	3/1/2028	750	763
	Humana Inc.	3.700%	3/23/2029	700	682
	Humana Inc.	3.125%	8/15/2029	400	382
	Humana Inc.	4.875%	4/1/2030	480	479
	Humana Inc.	5.375%	4/15/2031	1,360	1,379
	Humana Inc.	2.150%	2/3/2032	500	435
	Humana Inc.	5.875%	3/1/2033	750	773
	Humana Inc.	5.950%	3/15/2034	500	518
	Humana Inc.	5.550%	5/1/2035	625	625
	Humana Inc.	4.625%	12/1/2042	375	318
	Humana Inc.	4.950%	10/1/2044	620	540
	Humana Inc.	4.800%	3/15/2047	325	271
	Humana Inc.	3.950%	8/15/2049	470	340
	Humana Inc.	5.500%	3/15/2053	1,050	952
	Humana Inc.	5.750%	4/15/2054	344	323
	Humana Inc.	6.000%	5/1/2055	450	436
	Icon Investments Six DAC	6.000%	5/8/2034	425	435
	Illumina Inc.	5.750%	12/13/2027	500	508
	Illumina Inc.	4.750%	12/12/2030	450	447
	Illumina Inc.	2.550%	3/23/2031	500	451
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	500	397
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	500	315
	Inova Health System Foundation	4.068%	5/15/2052	500	398
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	750	560
[4]	Iowa Health System	3.665%	2/15/2050	400	300
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	575	457
	Johnson & Johnson	0.950%	9/1/2027	1,225	1,183
	Johnson & Johnson	2.900%	1/15/2028	1,400	1,375
	Johnson & Johnson	4.800%	6/1/2029	1,175	1,195
	Johnson & Johnson	4.700%	3/1/2030	856	867
	Johnson & Johnson	1.300%	9/1/2030	1,050	930
	Johnson & Johnson	4.900%	6/1/2031	586	599
	Johnson & Johnson	4.850%	3/1/2032	1,038	1,060
	Johnson & Johnson	5.000%	3/1/2035	2,148	2,201
	Johnson & Johnson	3.550%	3/1/2036	825	749
	Johnson & Johnson	3.625%	3/3/2037	2,895	2,591
	Johnson & Johnson	3.400%	1/15/2038	1,400	1,212
	Johnson & Johnson	5.850%	7/15/2038	325	351
	Johnson & Johnson	2.100%	9/1/2040	925	648
	Johnson & Johnson	4.500%	9/1/2040	419	395
	Johnson & Johnson	4.850%	5/15/2041	225	219
	Johnson & Johnson	4.500%	12/5/2043	550	509
	Johnson & Johnson	3.700%	3/1/2046	1,750	1,398
	Johnson & Johnson	3.750%	3/3/2047	500	397
	Johnson & Johnson	3.500%	1/15/2048	250	189
	Johnson & Johnson	2.250%	9/1/2050	325	188

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.450%	9/1/2060	1,525	828
[4]	Kaiser Foundation Hospitals	2.810%	6/1/2041	500	368
	Kaiser Foundation Hospitals	4.875%	4/1/2042	925	873
	Kaiser Foundation Hospitals	4.150%	5/1/2047	675	553
[4]	Kaiser Foundation Hospitals	3.266%	11/1/2049	675	467
[4]	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,500	969
	Koninklijke Philips NV	6.875%	3/11/2038	300	334
	Koninklijke Philips NV	5.000%	3/15/2042	785	717
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	450	446
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	275	271
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	500	454
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	600	590
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	750	730
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	800	714
[4]	Mass General Brigham Inc.	3.765%	7/1/2048	150	115
[4]	Mass General Brigham Inc.	3.192%	7/1/2049	400	274
[4]	Mass General Brigham Inc.	4.117%	7/1/2055	275	218
[4]	Mass General Brigham Inc.	3.342%	7/1/2060	725	471
[4]	Mayo Clinic	3.774%	11/15/2043	250	207
[4]	Mayo Clinic	4.000%	11/15/2047	150	119
[4]	Mayo Clinic	4.128%	11/15/2052	125	100
[4]	Mayo Clinic	3.196%	11/15/2061	750	465
	McKesson Corp.	3.950%	2/16/2028	150	149
	McKesson Corp.	4.900%	7/15/2028	102	103
	McKesson Corp.	4.250%	9/15/2029	500	495
	McKesson Corp.	4.650%	5/30/2030	850	850
	McKesson Corp.	4.950%	5/30/2032	800	807
	McKesson Corp.	5.100%	7/15/2033	300	304
	McKesson Corp.	5.250%	5/30/2035	650	661
[4]	McLaren Health Care Corp.	4.386%	5/15/2048	325	270
[4]	MedStar Health Inc.	3.626%	8/15/2049	250	183
	Medtronic Global Holdings SCA	4.250%	3/30/2028	700	698
	Medtronic Global Holdings SCA	4.500%	3/30/2033	500	490
	Medtronic Inc.	4.375%	3/15/2035	2,358	2,266
	Medtronic Inc.	4.625%	3/15/2045	754	676
	Memorial Health Services	3.447%	11/1/2049	500	352
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	100	96
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	250	165
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	450	359
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	475	384
	Merck & Co. Inc.	3.850%	9/15/2027	1,000	996
	Merck & Co. Inc.	4.050%	5/17/2028	550	548
	Merck & Co. Inc.	4.300%	5/22/2028	1,250	1,249
	Merck & Co. Inc.	1.900%	12/10/2028	900	849
	Merck & Co. Inc.	3.400%	3/7/2029	1,500	1,463
	Merck & Co. Inc.	3.850%	3/15/2029	589	581
	Merck & Co. Inc.	4.300%	5/17/2030	612	608
	Merck & Co. Inc.	1.450%	6/24/2030	770	685
	Merck & Co. Inc.	4.150%	9/15/2030	1,400	1,383
	Merck & Co. Inc.	4.150%	3/15/2031	761	747
	Merck & Co. Inc.	4.650%	5/22/2031	583	584
	Merck & Co. Inc.	2.150%	12/10/2031	2,350	2,074
	Merck & Co. Inc.	4.550%	9/15/2032	1,148	1,139
	Merck & Co. Inc.	4.450%	12/4/2032	1,995	1,964
	Merck & Co. Inc.	4.500%	5/17/2033	825	816
	Merck & Co. Inc.	4.950%	5/22/2033	1,318	1,327
	Merck & Co. Inc.	6.500%	12/1/2033	525	580
	Merck & Co. Inc.	4.950%	9/15/2035	925	923
	Merck & Co. Inc.	4.750%	12/4/2035	2,980	2,921
	Merck & Co. Inc.	5.200%	5/22/2036	1,243	1,258
	Merck & Co. Inc.	3.900%	3/7/2039	600	529
	Merck & Co. Inc.	2.350%	6/24/2040	525	373
	Merck & Co. Inc.	3.600%	9/15/2042	425	340
	Merck & Co. Inc.	4.150%	5/18/2043	980	835
	Merck & Co. Inc.	4.900%	5/17/2044	612	566
	Merck & Co. Inc.	3.700%	2/10/2045	2,570	2,019
	Merck & Co. Inc.	5.500%	3/15/2046	486	480
	Merck & Co. Inc.	5.750%	5/22/2046	400	407
	Merck & Co. Inc.	4.000%	3/7/2049	400	318
	Merck & Co. Inc.	2.450%	6/24/2050	750	438

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	2.750%	12/10/2051	1,675	1,028
	Merck & Co. Inc.	5.000%	5/17/2053	1,223	1,114
	Merck & Co. Inc.	5.700%	9/15/2055	1,025	1,030
	Merck & Co. Inc.	5.550%	12/4/2055	522	514
	Merck & Co. Inc.	5.850%	5/22/2056	825	845
	Merck & Co. Inc.	2.900%	12/10/2061	1,200	694
	Merck & Co. Inc.	5.150%	5/17/2063	816	742
	Merck & Co. Inc.	5.700%	12/4/2065	1,608	1,595
[4]	Methodist Hospital	2.705%	12/1/2050	500	309
[4]	Montefiore Obligated Group	5.246%	11/1/2048	600	498
[4]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	275	204
	Mylan Inc.	4.550%	4/15/2028	575	572
	Mylan Inc.	5.400%	11/29/2043	400	353
[4]	MyMichigan Health	3.409%	6/1/2050	525	368
	New York & Presbyterian Hospital	4.024%	8/1/2045	480	394
	New York & Presbyterian Hospital	4.063%	8/1/2056	425	332
	New York & Presbyterian Hospital	2.606%	8/1/2060	350	191
[4]	New York & Presbyterian Hospital	3.954%	8/1/2119	400	276
	Northwell Healthcare Inc.	3.979%	11/1/2046	525	414
	Northwell Healthcare Inc.	4.260%	11/1/2047	450	367
	Northwell Healthcare Inc.	3.809%	11/1/2049	375	276
	Novant Health Inc.	2.637%	11/1/2036	500	398
	Novant Health Inc.	3.168%	11/1/2051	500	330
	Novant Health Inc.	3.318%	11/1/2061	1,000	634
	Novartis Capital Corp.	3.900%	11/5/2028	457	452
	Novartis Capital Corp.	4.100%	3/16/2029	1,023	1,016
	Novartis Capital Corp.	3.800%	9/18/2029	500	491
	Novartis Capital Corp.	2.200%	8/14/2030	2,175	1,989
	Novartis Capital Corp.	4.100%	11/5/2030	1,500	1,473
	Novartis Capital Corp.	4.400%	3/18/2031	4,352	4,320
	Novartis Capital Corp.	4.300%	11/5/2032	700	685
	Novartis Capital Corp.	4.600%	3/18/2033	1,352	1,339
	Novartis Capital Corp.	4.200%	9/18/2034	750	722
	Novartis Capital Corp.	4.600%	11/5/2035	1,025	1,001
	Novartis Capital Corp.	4.900%	3/18/2036	1,838	1,827
	Novartis Capital Corp.	3.700%	9/21/2042	525	430
	Novartis Capital Corp.	4.400%	5/6/2044	1,650	1,454
	Novartis Capital Corp.	5.200%	11/5/2045	750	724
	Novartis Capital Corp.	4.000%	11/20/2045	1,200	993
	Novartis Capital Corp.	5.600%	3/18/2046	5,946	6,003
	Novartis Capital Corp.	2.750%	8/14/2050	850	538
	Novartis Capital Corp.	4.700%	9/18/2054	625	550
	Novartis Capital Corp.	5.300%	11/5/2055	425	410
	Novartis Capital Corp.	5.700%	3/18/2056	2,407	2,454
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	245	149
[4]	NYU Langone Hospitals	5.750%	7/1/2043	375	380
	NYU Langone Hospitals	4.784%	7/1/2044	325	298
[4]	NYU Langone Hospitals	4.368%	7/1/2047	425	366
[4]	NYU Langone Hospitals	3.380%	7/1/2055	525	357
[4]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	500	430
	OhioHealth Corp.	2.297%	11/15/2031	500	444
	OhioHealth Corp.	2.834%	11/15/2041	500	369
[4]	OhioHealth Corp.	3.042%	11/15/2050	300	204
	Orlando Health Obligated Group	5.475%	10/1/2035	500	513
	Orlando Health Obligated Group	4.089%	10/1/2048	225	182
	Orlando Health Obligated Group	3.327%	10/1/2050	500	354
	PeaceHealth Obligated Group	4.335%	11/15/2028	170	169
	PeaceHealth Obligated Group	4.855%	11/15/2032	154	153
[4]	PeaceHealth Obligated Group	4.787%	11/15/2048	300	260
[4]	PeaceHealth Obligated Group	3.218%	11/15/2050	500	337
	Pfizer Inc.	3.875%	11/15/2027	225	224
	Pfizer Inc.	3.600%	9/15/2028	200	197
	Pfizer Inc.	3.450%	3/15/2029	1,200	1,172
	Pfizer Inc.	2.625%	4/1/2030	1,175	1,098
	Pfizer Inc.	1.700%	5/28/2030	1,750	1,574
	Pfizer Inc.	4.200%	11/15/2030	829	818
	Pfizer Inc.	1.750%	8/18/2031	1,250	1,092
	Pfizer Inc.	4.500%	11/15/2032	1,025	1,011
	Pfizer Inc.	4.875%	11/15/2035	1,049	1,037

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	4.000%	12/15/2036	825	757
	Pfizer Inc.	4.100%	9/15/2038	1,000	904
	Pfizer Inc.	3.900%	3/15/2039	550	478
	Pfizer Inc.	7.200%	3/15/2039	1,815	2,127
	Pfizer Inc.	2.550%	5/28/2040	750	545
	Pfizer Inc.	4.300%	6/15/2043	780	670
	Pfizer Inc.	4.400%	5/15/2044	2,100	1,832
	Pfizer Inc.	4.125%	12/15/2046	1,575	1,294
	Pfizer Inc.	4.200%	9/15/2048	500	408
	Pfizer Inc.	4.000%	3/15/2049	850	670
	Pfizer Inc.	2.700%	5/28/2050	1,275	789
	Pfizer Inc.	5.600%	11/15/2055	425	421
	Pfizer Inc.	5.700%	11/15/2065	825	809
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	3,262	3,265
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	2,450	2,457
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	1,878	1,860
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	2,450	2,322
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	4,893	4,605
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	3,262	3,001
	Pharmacia LLC	6.600%	12/1/2028	912	955
[4]	Piedmont Healthcare Inc.	2.044%	1/1/2032	500	433
	Piedmont Healthcare Inc.	2.864%	1/1/2052	500	312
	Presbyterian Healthcare Services	4.875%	8/1/2052	500	438
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	500	467
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	750	765
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	500	512
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	325	245
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	400	307
	Quest Diagnostics Inc.	4.600%	12/15/2027	200	200
	Quest Diagnostics Inc.	4.200%	6/30/2029	425	420
	Quest Diagnostics Inc.	4.625%	12/15/2029	350	350
	Quest Diagnostics Inc.	2.950%	6/30/2030	800	749
	Quest Diagnostics Inc.	2.800%	6/30/2031	425	388
	Quest Diagnostics Inc.	5.000%	12/15/2034	850	844
	Quest Diagnostics Inc.	5.000%	6/30/2036	378	372
	Quest Diagnostics Inc.	5.750%	1/30/2040	61	62
	Quest Diagnostics Inc.	4.700%	3/30/2045	200	179
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	1,000	885
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	900	547
	Revvity Inc.	1.900%	9/15/2028	500	470
	Revvity Inc.	3.300%	9/15/2029	500	477
	Revvity Inc.	2.550%	3/15/2031	500	450
	Revvity Inc.	2.250%	9/15/2031	500	440
	Revvity Inc.	3.625%	3/15/2051	350	247
	Royalty Pharma plc	1.750%	9/2/2027	1,400	1,356
	Royalty Pharma plc	5.150%	9/2/2029	400	405
	Royalty Pharma plc	2.200%	9/2/2030	900	813
	Royalty Pharma plc	4.450%	3/25/2031	1,000	983
	Royalty Pharma plc	5.400%	9/2/2034	300	302
	Royalty Pharma plc	3.300%	9/2/2040	1,000	775
	Royalty Pharma plc	3.550%	9/2/2050	800	559
	Royalty Pharma plc	3.350%	9/2/2051	500	333
	Royalty Pharma plc	5.900%	9/2/2054	250	247
[4]	Rush System for Health Obligated Group	3.922%	11/15/2029	245	240
	Sanofi SA	3.750%	11/3/2027	711	707
	Sanofi SA	3.625%	6/19/2028	1,000	987
	Sanofi SA	3.800%	11/3/2028	728	719
	Sanofi SA	4.200%	11/3/2032	750	734
[4]	Seattle Children's Hospital	2.719%	10/1/2050	500	311
[4]	Sharp HealthCare	2.680%	8/1/2050	500	307
	Smith & Nephew plc	2.032%	10/14/2030	820	729
	Smith & Nephew plc	5.400%	3/20/2034	500	504
	Solventum Corp.	5.400%	3/1/2029	388	395
	Solventum Corp.	5.450%	3/13/2031	800	819
	Solventum Corp.	5.600%	3/23/2034	1,365	1,397
	Solventum Corp.	5.900%	4/30/2054	1,243	1,230
	SSM Health Care Corp.	4.894%	6/1/2028	1,000	1,003
[4]	Stanford Health Care	3.795%	11/15/2048	450	347
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	600	429
	Stryker Corp.	4.700%	2/10/2028	650	652

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stryker Corp.	3.650%	3/7/2028	450	444
	Stryker Corp.	4.250%	9/11/2029	475	471
	Stryker Corp.	4.850%	2/10/2030	500	504
	Stryker Corp.	4.625%	9/11/2034	350	341
	Stryker Corp.	5.200%	2/10/2035	873	882
	Stryker Corp.	4.100%	4/1/2043	325	272
	Stryker Corp.	4.375%	5/15/2044	775	665
	Stryker Corp.	4.625%	3/15/2046	800	705
	Stryker Corp.	2.900%	6/15/2050	550	358
[4]	Sutter Health	3.695%	8/15/2028	300	295
[4]	Sutter Health	2.294%	8/15/2030	500	455
[4]	Sutter Health	5.213%	8/15/2032	500	510
	Sutter Health	5.164%	8/15/2033	300	303
[4]	Sutter Health	5.537%	8/15/2035	600	619
[4]	Sutter Health	3.161%	8/15/2040	500	387
[4]	Sutter Health	4.091%	8/15/2048	375	301
[4]	Sutter Health	3.361%	8/15/2050	475	333
	Sutter Health	5.547%	8/15/2053	300	295
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	1,060	1,067
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	2,225	2,022
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	1,200	1,214
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	1,200	909
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	2,540	1,689
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	900	576
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	425	418
	Takeda US Financing Inc.	5.200%	7/7/2035	1,450	1,448
	Takeda US Financing Inc.	5.900%	7/7/2055	1,000	1,009
	Texas Health Resources	2.328%	11/15/2050	500	285
[4]	Texas Health Resources	4.330%	11/15/2055	100	82
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	295	297
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	500	471
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	575	583
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	890	838
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	600	609
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	344	338
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	400	393
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	2,000	1,758
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	450	443
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	1,950	1,969
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	279	274
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	800	810
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	475	466
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	1,017	1,005
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	525	516
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	1,000	731
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	500	494
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	350	341
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	625	619
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	400	329
[4]	Trinity Health Corp.	2.632%	12/1/2040	500	363
	Trinity Health Corp.	4.125%	12/1/2045	450	367
	UMass Memorial Health Care Obligated Group	5.363%	7/1/2052	450	416
	UnitedHealth Group Inc.	5.250%	2/15/2028	1,725	1,748
	UnitedHealth Group Inc.	3.850%	6/15/2028	2,100	2,079
	UnitedHealth Group Inc.	4.400%	6/15/2028	200	200
	UnitedHealth Group Inc.	3.875%	12/15/2028	500	493
	UnitedHealth Group Inc.	4.250%	1/15/2029	430	428
	UnitedHealth Group Inc.	4.700%	4/15/2029	400	403
	UnitedHealth Group Inc.	4.000%	5/15/2029	500	493
	UnitedHealth Group Inc.	2.875%	8/15/2029	475	453
	UnitedHealth Group Inc.	4.800%	1/15/2030	830	836
	UnitedHealth Group Inc.	5.300%	2/15/2030	875	895
	UnitedHealth Group Inc.	2.000%	5/15/2030	3,335	3,031
	UnitedHealth Group Inc.	4.650%	1/15/2031	425	425
	UnitedHealth Group Inc.	4.900%	4/15/2031	820	829
	UnitedHealth Group Inc.	2.300%	5/15/2031	2,900	2,597
	UnitedHealth Group Inc.	4.950%	1/15/2032	1,200	1,208
	UnitedHealth Group Inc.	5.350%	2/15/2033	1,725	1,771
	UnitedHealth Group Inc.	4.500%	4/15/2033	1,500	1,467
	UnitedHealth Group Inc.	5.000%	4/15/2034	1,050	1,049

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.300%	6/15/2035	244	248
	UnitedHealth Group Inc.	4.625%	7/15/2035	800	774
	UnitedHealth Group Inc.	6.500%	6/15/2037	200	220
	UnitedHealth Group Inc.	6.625%	11/15/2037	325	363
	UnitedHealth Group Inc.	6.875%	2/15/2038	1,355	1,546
	UnitedHealth Group Inc.	3.500%	8/15/2039	510	420
	UnitedHealth Group Inc.	2.750%	5/15/2040	2,245	1,659
	UnitedHealth Group Inc.	5.700%	10/15/2040	450	460
	UnitedHealth Group Inc.	5.950%	2/15/2041	240	250
	UnitedHealth Group Inc.	3.050%	5/15/2041	1,400	1,056
	UnitedHealth Group Inc.	4.375%	3/15/2042	325	283
	UnitedHealth Group Inc.	3.950%	10/15/2042	800	661
	UnitedHealth Group Inc.	5.500%	7/15/2044	1,745	1,710
	UnitedHealth Group Inc.	4.750%	7/15/2045	1,315	1,170
	UnitedHealth Group Inc.	4.200%	1/15/2047	775	631
	UnitedHealth Group Inc.	4.250%	4/15/2047	950	774
	UnitedHealth Group Inc.	3.750%	10/15/2047	600	453
	UnitedHealth Group Inc.	4.250%	6/15/2048	1,200	975
	UnitedHealth Group Inc.	4.450%	12/15/2048	1,100	918
	UnitedHealth Group Inc.	3.700%	8/15/2049	680	502
	UnitedHealth Group Inc.	2.900%	5/15/2050	520	332
	UnitedHealth Group Inc.	3.250%	5/15/2051	1,000	673
	UnitedHealth Group Inc.	4.750%	5/15/2052	1,200	1,030
	UnitedHealth Group Inc.	5.875%	2/15/2053	1,425	1,434
	UnitedHealth Group Inc.	5.050%	4/15/2053	1,892	1,700
	UnitedHealth Group Inc.	5.375%	4/15/2054	2,150	2,026
	UnitedHealth Group Inc.	5.625%	7/15/2054	2,315	2,264
	UnitedHealth Group Inc.	5.950%	6/15/2055	575	592
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,250	1,609
	UnitedHealth Group Inc.	3.125%	5/15/2060	2,050	1,241
	UnitedHealth Group Inc.	4.950%	5/15/2062	200	171
	UnitedHealth Group Inc.	6.050%	2/15/2063	875	892
	UnitedHealth Group Inc.	5.200%	4/15/2063	1,500	1,341
	UnitedHealth Group Inc.	5.500%	4/15/2064	1,000	936
	UnitedHealth Group Inc.	5.750%	7/15/2064	990	965
	Universal Health Services Inc.	4.625%	10/15/2029	400	395
	Universal Health Services Inc.	2.650%	10/15/2030	1,000	899
	Universal Health Services Inc.	5.050%	10/15/2034	400	383
	UPMC	5.035%	5/15/2033	500	502
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	2,000	1,692
	Viatris Inc.	3.850%	6/22/2040	1,209	949
	Viatris Inc.	4.000%	6/22/2050	400	275
[4]	WakeMed	3.286%	10/1/2052	500	335
[4]	Willis-Knighton Medical Center	4.813%	9/1/2048	200	173
[4]	Willis-Knighton Medical Center	3.065%	3/1/2051	500	318
	Wyeth LLC	6.500%	2/1/2034	500	547
	Wyeth LLC	6.000%	2/15/2036	410	436
	Wyeth LLC	5.950%	4/1/2037	1,605	1,705
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	500	296
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	400	406
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	475	481
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	800	717
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	308	308
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	300	305
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	200	202
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	180	157
	Zoetis Inc.	3.000%	9/12/2027	800	788
	Zoetis Inc.	4.150%	8/17/2028	588	584
	Zoetis Inc.	3.900%	8/20/2028	400	395
	Zoetis Inc.	2.000%	5/15/2030	575	520
	Zoetis Inc.	5.600%	11/16/2032	1,000	1,039
	Zoetis Inc.	5.000%	8/17/2035	430	425
	Zoetis Inc.	4.700%	2/1/2043	900	805
	Zoetis Inc.	3.950%	9/12/2047	400	312
	Zoetis Inc.	4.450%	8/20/2048	325	272
	Zoetis Inc.	3.000%	5/15/2050	425	277
					690,344
Industrials (0.6%)
	3M Co.	2.875%	10/15/2027	939	921

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	3M Co.	4.800%	3/15/2030	790	795
	3M Co.	3.050%	4/15/2030	4,545	4,296
	3M Co.	5.150%	3/15/2035	509	514
[4]	3M Co.	3.625%	10/15/2047	450	336
[4]	3M Co.	4.000%	9/14/2048	1,182	930
	3M Co.	3.250%	8/26/2049	990	678
	3M Co.	3.700%	4/15/2050	545	405
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	705	631
	AGCO Corp.	5.800%	3/21/2034	590	601
	Allegion plc	3.500%	10/1/2029	325	312
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	350	345
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	760	776
[4]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	1,003	898
[4]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	478	466
[4]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	425	422
[4]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	150	148
[4]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	247	243
[4]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	562	545
[4]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	124	120
[4]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	284	277
[4]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	227	218
[4]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	148	139
	Amphenol Corp.	3.800%	11/15/2027	550	546
	Amphenol Corp.	4.375%	6/12/2028	500	499
	Amphenol Corp.	3.900%	11/15/2028	500	494
	Amphenol Corp.	5.050%	4/5/2029	500	508
	Amphenol Corp.	4.350%	6/1/2029	300	299
	Amphenol Corp.	2.800%	2/15/2030	750	704
	Amphenol Corp.	4.125%	11/15/2030	787	772
	Amphenol Corp.	2.200%	9/15/2031	400	354
	Amphenol Corp.	4.400%	2/15/2033	4,927	4,791
	Amphenol Corp.	5.250%	4/5/2034	500	509
	Amphenol Corp.	5.000%	1/15/2035	525	524
	Amphenol Corp.	4.625%	2/15/2036	1,675	1,618
	Amphenol Corp.	5.375%	11/15/2054	350	339
	Amphenol Corp.	5.300%	11/15/2055	3,075	2,919
	Boeing Co.	3.250%	2/1/2028	1,350	1,322
	Boeing Co.	3.250%	3/1/2028	275	269
	Boeing Co.	3.450%	11/1/2028	1,000	974
	Boeing Co.	3.200%	3/1/2029	900	868
	Boeing Co.	6.298%	5/1/2029	925	963
	Boeing Co.	2.950%	2/1/2030	500	470
	Boeing Co.	5.150%	5/1/2030	3,288	3,328
	Boeing Co.	3.625%	2/1/2031	2,344	2,230
	Boeing Co.	6.388%	5/1/2031	850	903
	Boeing Co.	6.125%	2/15/2033	325	346
	Boeing Co.	3.600%	5/1/2034	585	526
	Boeing Co.	6.528%	5/1/2034	2,100	2,283
	Boeing Co.	3.250%	2/1/2035	600	521
	Boeing Co.	3.550%	3/1/2038	305	255
	Boeing Co.	3.500%	3/1/2039	200	163
	Boeing Co.	6.875%	3/15/2039	285	318
	Boeing Co.	5.875%	2/15/2040	545	561
	Boeing Co.	5.705%	5/1/2040	2,449	2,489
	Boeing Co.	3.375%	6/15/2046	450	316
	Boeing Co.	3.650%	3/1/2047	475	343
	Boeing Co.	3.625%	3/1/2048	400	287
	Boeing Co.	3.850%	11/1/2048	200	148
	Boeing Co.	3.750%	2/1/2050	1,100	803
	Boeing Co.	5.805%	5/1/2050	8,736	8,625
	Boeing Co.	6.858%	5/1/2054	3,800	4,270
	Boeing Co.	3.950%	8/1/2059	795	565
	Boeing Co.	5.930%	5/1/2060	1,422	1,401
	Boeing Co.	7.008%	5/1/2064	2,000	2,274
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	125	136
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	775	845
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	625	650
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	675	653
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	1,225	1,228
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	200	192

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	575	510
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	500	440
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	850	753
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	500	481
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	1,100	1,022
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	1,600	1,411
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	500	415
	Burlington Northern Santa Fe LLC	4.700%	9/1/2045	600	535
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	550	433
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	635	517
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	634	505
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	575	465
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	695	504
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	745	487
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	125	85
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	575	359
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	950	789
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	2,325	2,164
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	1,829	1,776
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	387	379
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	1,600	1,619
	Canadian National Railway Co.	4.350%	5/12/2029	300	298
	Canadian National Railway Co.	4.200%	3/12/2031	825	808
	Canadian National Railway Co.	3.850%	8/5/2032	500	476
	Canadian National Railway Co.	4.750%	11/12/2035	645	632
	Canadian National Railway Co.	4.950%	5/12/2036	650	646
	Canadian National Railway Co.	6.200%	6/1/2036	350	380
	Canadian National Railway Co.	3.200%	8/2/2046	650	463
	Canadian National Railway Co.	2.450%	5/1/2050	505	299
	Canadian National Railway Co.	6.125%	11/1/2053	200	213
	Canadian Pacific Railway Co.	4.000%	6/1/2028	1,500	1,487
	Canadian Pacific Railway Co.	4.000%	3/15/2029	519	511
	Canadian Pacific Railway Co.	2.875%	11/15/2029	550	521
	Canadian Pacific Railway Co.	2.050%	3/5/2030	400	365
	Canadian Pacific Railway Co.	4.800%	3/30/2030	255	256
	Canadian Pacific Railway Co.	7.125%	10/15/2031	275	304
	Canadian Pacific Railway Co.	2.450%	12/2/2031	930	827
	Canadian Pacific Railway Co.	5.200%	3/30/2035	120	121
	Canadian Pacific Railway Co.	5.950%	5/15/2037	375	397
	Canadian Pacific Railway Co.	3.000%	12/2/2041	2,000	1,482
	Canadian Pacific Railway Co.	4.300%	5/15/2043	500	431
	Canadian Pacific Railway Co.	4.800%	8/1/2045	275	247
	Canadian Pacific Railway Co.	4.950%	8/15/2045	500	460
	Canadian Pacific Railway Co.	4.700%	5/1/2048	82	72
	Canadian Pacific Railway Co.	3.500%	5/1/2050	455	324
	Canadian Pacific Railway Co.	3.100%	12/2/2051	1,469	961
	Canadian Pacific Railway Co.	5.500%	3/15/2056	400	387
	Canadian Pacific Railway Co.	6.125%	9/15/2115	830	861
	Carrier Global Corp.	2.722%	2/15/2030	2,625	2,454
	Carrier Global Corp.	2.700%	2/15/2031	390	357
	Carrier Global Corp.	5.900%	3/15/2034	663	699
	Carrier Global Corp.	3.377%	4/5/2040	1,224	983
	Carrier Global Corp.	3.577%	4/5/2050	611	445
	Carrier Global Corp.	6.200%	3/15/2054	521	559
[4]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	575	571
[4]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	1,500	1,446
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	100	100
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	650	653
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	409	406
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	300	300
[4]	Caterpillar Financial Services Corp.	4.200%	5/15/2028	550	548
[4]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	750	746
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	300	297
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	850	836
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	500	506
[4]	Caterpillar Financial Services Corp.	4.300%	5/15/2029	600	598
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	400	403
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	550	558
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	327	322
[4]	Caterpillar Financial Services Corp.	4.500%	5/15/2031	521	518

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	2.600%	4/9/2030	1,260	1,181
	Caterpillar Inc.	5.200%	5/15/2035	275	281
	Caterpillar Inc.	5.200%	5/27/2041	475	475
	Caterpillar Inc.	3.803%	8/15/2042	1,504	1,248
	Caterpillar Inc.	3.250%	9/19/2049	621	438
	Caterpillar Inc.	3.250%	4/9/2050	700	492
	Caterpillar Inc.	5.500%	5/15/2055	50	51
	Caterpillar Inc.	4.750%	5/15/2064	415	365
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	125	124
	CNH Industrial Capital LLC	4.500%	10/8/2027	250	250
	CNH Industrial Capital LLC	4.750%	3/21/2028	250	250
	CNH Industrial Capital LLC	4.550%	4/10/2028	500	499
	CNH Industrial Capital LLC	5.500%	1/12/2029	500	509
	CNH Industrial Capital LLC	5.100%	4/20/2029	900	908
	CNH Industrial Capital LLC	4.500%	10/16/2030	750	739
	CNH Industrial Capital LLC	4.375%	3/7/2031	825	807
	CNH Industrial Capital LLC	4.950%	6/25/2031	481	480
[4]	CNH Industrial NV	3.850%	11/15/2027	375	371
	CSX Corp.	3.800%	3/1/2028	1,275	1,262
	CSX Corp.	4.250%	3/15/2029	900	894
	CSX Corp.	2.400%	2/15/2030	1,150	1,068
	CSX Corp.	4.100%	11/15/2032	748	724
	CSX Corp.	5.200%	11/15/2033	500	510
	CSX Corp.	5.050%	6/15/2035	1,783	1,787
	CSX Corp.	6.150%	5/1/2037	1,000	1,080
	CSX Corp.	6.220%	4/30/2040	599	647
	CSX Corp.	5.500%	4/15/2041	725	729
	CSX Corp.	4.750%	5/30/2042	460	423
	CSX Corp.	4.400%	3/1/2043	93	81
	CSX Corp.	4.100%	3/15/2044	800	667
	CSX Corp.	3.800%	11/1/2046	400	311
	CSX Corp.	4.300%	3/1/2048	1,000	828
	CSX Corp.	4.750%	11/15/2048	595	525
	CSX Corp.	4.500%	3/15/2049	900	763
	CSX Corp.	3.800%	4/15/2050	605	460
	CSX Corp.	2.500%	5/15/2051	2,900	1,706
	CSX Corp.	4.500%	11/15/2052	1,378	1,160
	CSX Corp.	4.500%	8/1/2054	200	167
	CSX Corp.	4.250%	11/1/2066	500	381
	CSX Corp.	4.650%	3/1/2068	275	227
	Cummins Inc.	4.250%	5/9/2028	200	199
	Cummins Inc.	4.900%	2/20/2029	400	404
	Cummins Inc.	1.500%	9/1/2030	500	443
	Cummins Inc.	4.700%	2/15/2031	825	829
	Cummins Inc.	5.150%	2/20/2034	375	380
	Cummins Inc.	5.300%	5/9/2035	1,050	1,071
	Cummins Inc.	2.600%	9/1/2050	600	363
	Cummins Inc.	5.450%	2/20/2054	950	931
[9]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	150	152
	Deere & Co.	5.375%	10/16/2029	455	469
	Deere & Co.	3.100%	4/15/2030	770	732
	Deere & Co.	5.450%	1/16/2035	700	724
	Deere & Co.	3.900%	6/9/2042	3,800	3,222
	Deere & Co.	2.875%	9/7/2049	1,000	660
	Deere & Co.	3.750%	4/15/2050	650	500
	Deere & Co.	5.700%	1/19/2055	1,235	1,270
	Deere Funding Canada Corp.	4.150%	10/9/2030	691	679
	Delta Air Lines Inc.	4.950%	7/10/2028	558	560
	Delta Air Lines Inc.	5.250%	7/10/2030	515	521
[4]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/2028	256	248
	Dover Corp.	2.950%	11/4/2029	575	545
	Dover Corp.	5.375%	3/1/2041	280	279
	Eaton Capital ULC	4.450%	5/9/2030	400	398
	Eaton Corp.	3.103%	9/15/2027	665	656
	Eaton Corp.	3.850%	3/6/2028	1,200	1,189
	Eaton Corp.	3.950%	3/6/2029	513	506
	Eaton Corp.	4.200%	3/6/2031	349	342
	Eaton Corp.	4.000%	11/2/2032	717	692
	Eaton Corp.	4.500%	3/6/2033	179	175
[4]	Eaton Corp.	4.150%	3/15/2033	1,095	1,058

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eaton Corp.	4.800%	3/6/2036	463	454
	Eaton Corp.	3.915%	9/15/2047	550	439
	Eaton Corp.	5.450%	3/6/2056	400	392
	Embraer Netherlands Finance BV	5.980%	2/11/2035	528	550
	Embraer Netherlands Finance BV	5.400%	1/9/2038	640	618
	Emerson Electric Co.	1.800%	10/15/2027	500	485
	Emerson Electric Co.	2.000%	12/21/2028	1,000	944
	Emerson Electric Co.	2.200%	12/21/2031	900	796
	Emerson Electric Co.	5.000%	3/15/2035	219	220
	Emerson Electric Co.	2.800%	12/21/2051	900	565
[4]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	565	488
[4]	FedEx Corp.	3.400%	2/15/2028	1,000	983
[4]	FedEx Corp.	4.250%	5/15/2030	639	631
[4]	FedEx Corp.	2.400%	5/15/2031	450	406
[4]	FedEx Corp.	4.900%	1/15/2034	435	432
[4]	FedEx Corp.	3.900%	2/1/2035	200	184
[4]	FedEx Corp.	3.250%	5/15/2041	650	510
[4]	FedEx Corp.	3.875%	8/1/2042	435	363
[4]	FedEx Corp.	4.750%	11/15/2045	1,075	966
[4]	FedEx Corp.	4.550%	4/1/2046	1,020	892
[4]	FedEx Corp.	4.400%	1/15/2047	630	538
[4]	FedEx Corp.	4.050%	2/15/2048	810	656
[4]	FedEx Corp.	5.250%	5/15/2050	1,150	1,086
[9]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	507	500
[9]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	565	555
[9]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	349	342
[9]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	387	377
	Flowserve Corp.	3.500%	10/1/2030	500	471
	Flowserve Corp.	5.700%	5/15/2036	350	352
	Fortive Corp.	4.750%	5/15/2031	250	248
	Fortive Corp.	4.300%	6/15/2046	425	348
	GE Vernova Inc.	4.250%	2/4/2031	643	633
	GE Vernova Inc.	4.875%	2/4/2036	667	656
	GE Vernova Inc.	5.500%	2/4/2056	521	505
	General Dynamics Corp.	3.750%	5/15/2028	705	699
	General Electric Co.	4.300%	7/29/2030	300	297
	General Electric Co.	4.900%	1/29/2036	4,730	4,725
	GXO Logistics Inc.	6.250%	5/6/2029	440	455
	GXO Logistics Inc.	2.650%	7/15/2031	500	443
	GXO Logistics Inc.	6.500%	5/6/2034	420	440
	HEICO Corp.	5.250%	8/1/2028	500	505
	HEICO Corp.	5.350%	8/1/2033	1,100	1,117
	Hexcel Corp.	4.900%	5/15/2031	167	166
	Hexcel Corp.	5.875%	2/26/2035	138	143
[9]	Honeywell Aerospace Inc.	4.300%	3/16/2031	5,525	5,429
[9]	Honeywell Aerospace Inc.	4.600%	3/16/2033	1,700	1,668
[9]	Honeywell Aerospace Inc.	4.950%	3/16/2036	4,525	4,456
[9]	Honeywell Aerospace Inc.	5.622%	3/16/2046	1,000	995
[9]	Honeywell Aerospace Inc.	5.732%	3/16/2056	2,730	2,730
	Honeywell International Inc.	2.700%	8/15/2029	350	331
	Honeywell International Inc.	1.950%	6/1/2030	1,125	1,018
	Honeywell International Inc.	1.750%	9/1/2031	1,150	999
	Honeywell International Inc.	4.500%	1/15/2034	600	586
	Howmet Aerospace Inc.	3.000%	1/15/2029	1,225	1,179
	Howmet Aerospace Inc.	4.850%	10/15/2031	200	201
	Howmet Aerospace Inc.	4.550%	11/15/2032	571	561
	Howmet Aerospace Inc.	5.950%	2/1/2037	859	911
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	500	492
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	250	254
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	800	782
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	3,135	3,229
	IDEX Corp.	4.950%	9/1/2029	420	422
	IDEX Corp.	3.000%	5/1/2030	300	281
	Illinois Tool Works Inc.	3.900%	9/1/2042	2,845	2,373
	Ingersoll Rand Inc.	5.400%	8/14/2028	300	305
	Ingersoll Rand Inc.	5.176%	6/15/2029	625	636
	Ingersoll Rand Inc.	5.314%	6/15/2031	500	510
	Ingersoll Rand Inc.	5.700%	8/14/2033	950	988
	Ingersoll Rand Inc.	5.450%	6/15/2034	625	636
	Ingersoll Rand Inc.	5.700%	6/15/2054	500	496

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	500	516
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	500	516
	Jacobs Solutions Inc.	4.750%	3/3/2031	750	742
	Jacobs Solutions Inc.	5.375%	3/3/2036	825	812
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	448	425
[4]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	313	277
[4]	John Deere Capital Corp.	2.800%	9/8/2027	250	246
[4]	John Deere Capital Corp.	4.150%	9/15/2027	875	874
[4]	John Deere Capital Corp.	3.050%	1/6/2028	600	589
	John Deere Capital Corp.	4.650%	1/7/2028	450	453
[4]	John Deere Capital Corp.	4.750%	1/20/2028	850	856
[4]	John Deere Capital Corp.	4.900%	3/3/2028	500	505
[4]	John Deere Capital Corp.	1.500%	3/6/2028	500	477
[4]	John Deere Capital Corp.	4.250%	6/5/2028	450	449
[4]	John Deere Capital Corp.	4.950%	7/14/2028	800	810
[4]	John Deere Capital Corp.	4.125%	1/18/2029	444	441
[4]	John Deere Capital Corp.	3.450%	3/7/2029	623	608
[4]	John Deere Capital Corp.	3.900%	3/9/2029	708	699
[4]	John Deere Capital Corp.	4.850%	6/11/2029	431	436
[4]	John Deere Capital Corp.	4.400%	6/15/2029	306	306
[4]	John Deere Capital Corp.	2.800%	7/18/2029	490	467
[4]	John Deere Capital Corp.	2.450%	1/9/2030	3,535	3,303
[4]	John Deere Capital Corp.	4.550%	6/5/2030	650	650
[4]	John Deere Capital Corp.	4.700%	6/10/2030	500	503
[4]	John Deere Capital Corp.	4.375%	10/15/2030	500	497
	John Deere Capital Corp.	1.450%	1/15/2031	500	436
[4]	John Deere Capital Corp.	4.900%	3/7/2031	800	810
[4]	John Deere Capital Corp.	4.200%	3/10/2031	365	359
[4]	John Deere Capital Corp.	4.375%	4/15/2031	825	817
[4]	John Deere Capital Corp.	3.900%	6/7/2032	745	718
[4]	John Deere Capital Corp.	4.350%	9/15/2032	500	493
[4]	John Deere Capital Corp.	5.150%	9/8/2033	750	767
[4]	John Deere Capital Corp.	5.100%	4/11/2034	835	847
[4]	John Deere Capital Corp.	5.050%	6/12/2034	675	682
	Johnson Controls International plc	5.500%	4/19/2029	585	598
	Johnson Controls International plc	1.750%	9/15/2030	420	373
	Johnson Controls International plc	2.000%	9/16/2031	500	439
	Johnson Controls International plc	4.900%	12/1/2032	989	989
[4]	Johnson Controls International plc	4.625%	7/2/2044	200	177
	Kennametal Inc.	5.800%	5/28/2036	208	210
	Keysight Technologies Inc.	3.000%	10/30/2029	700	664
	Keysight Technologies Inc.	4.950%	10/15/2034	175	173
	Kirby Corp.	4.200%	3/1/2028	408	405
[4]	L3Harris Technologies Inc.	4.400%	6/15/2028	600	598
	L3Harris Technologies Inc.	5.050%	6/1/2029	635	642
	L3Harris Technologies Inc.	2.900%	12/15/2029	750	709
	L3Harris Technologies Inc.	1.800%	1/15/2031	600	528
	L3Harris Technologies Inc.	5.250%	6/1/2031	635	647
	L3Harris Technologies Inc.	5.400%	7/31/2033	1,500	1,534
	L3Harris Technologies Inc.	5.350%	6/1/2034	635	646
	L3Harris Technologies Inc.	4.854%	4/27/2035	100	98
	L3Harris Technologies Inc.	5.054%	4/27/2045	475	443
	L3Harris Technologies Inc.	5.600%	7/31/2053	1,080	1,058
	Lennox International Inc.	1.700%	8/1/2027	500	486
	LKQ Corp.	5.750%	6/15/2028	3,000	3,041
	Lockheed Martin Corp.	5.100%	11/15/2027	612	619
	Lockheed Martin Corp.	4.450%	5/15/2028	500	501
	Lockheed Martin Corp.	4.150%	8/15/2028	400	398
	Lockheed Martin Corp.	4.500%	2/15/2029	500	500
	Lockheed Martin Corp.	4.400%	8/15/2030	475	473
	Lockheed Martin Corp.	4.700%	12/15/2031	350	352
	Lockheed Martin Corp.	3.900%	6/15/2032	175	169
	Lockheed Martin Corp.	5.250%	1/15/2033	1,225	1,266
	Lockheed Martin Corp.	4.750%	2/15/2034	700	695
	Lockheed Martin Corp.	3.600%	3/1/2035	485	442
	Lockheed Martin Corp.	5.000%	8/15/2035	350	351
	Lockheed Martin Corp.	4.500%	5/15/2036	565	545
[4]	Lockheed Martin Corp.	6.150%	9/1/2036	452	491
	Lockheed Martin Corp.	5.720%	6/1/2040	316	333
	Lockheed Martin Corp.	4.070%	12/15/2042	1,131	957

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	3.800%	3/1/2045	750	597
	Lockheed Martin Corp.	4.700%	5/15/2046	1,050	935
	Lockheed Martin Corp.	2.800%	6/15/2050	700	442
	Lockheed Martin Corp.	4.090%	9/15/2052	622	490
	Lockheed Martin Corp.	4.150%	6/15/2053	210	166
	Lockheed Martin Corp.	5.700%	11/15/2054	1,000	1,005
	Lockheed Martin Corp.	5.200%	2/15/2055	1,050	986
	Lockheed Martin Corp.	4.300%	6/15/2062	300	235
	Lockheed Martin Corp.	5.900%	11/15/2063	1,235	1,271
	Lockheed Martin Corp.	5.200%	2/15/2064	500	460
	MasTec Inc.	5.900%	6/15/2029	325	334
	Norfolk Southern Corp.	3.800%	8/1/2028	2,950	2,911
	Norfolk Southern Corp.	2.550%	11/1/2029	338	317
	Norfolk Southern Corp.	5.050%	8/1/2030	500	508
	Norfolk Southern Corp.	3.000%	3/15/2032	550	503
	Norfolk Southern Corp.	4.450%	3/1/2033	420	411
	Norfolk Southern Corp.	5.550%	3/15/2034	500	518
	Norfolk Southern Corp.	5.100%	5/1/2035	300	302
	Norfolk Southern Corp.	4.837%	10/1/2041	565	526
	Norfolk Southern Corp.	3.950%	10/1/2042	425	350
	Norfolk Southern Corp.	4.450%	6/15/2045	725	624
	Norfolk Southern Corp.	4.650%	1/15/2046	300	262
	Norfolk Southern Corp.	3.942%	11/1/2047	850	662
	Norfolk Southern Corp.	4.100%	5/15/2049	615	485
	Norfolk Southern Corp.	3.400%	11/1/2049	330	232
	Norfolk Southern Corp.	3.050%	5/15/2050	1,600	1,044
	Norfolk Southern Corp.	2.900%	8/25/2051	520	325
	Norfolk Southern Corp.	4.050%	8/15/2052	634	488
	Norfolk Southern Corp.	3.700%	3/15/2053	350	252
	Norfolk Southern Corp.	4.550%	6/1/2053	720	602
	Norfolk Southern Corp.	5.350%	8/1/2054	2,555	2,411
	Norfolk Southern Corp.	3.155%	5/15/2055	1,811	1,156
	Norfolk Southern Corp.	5.950%	3/15/2064	500	506
	Norfolk Southern Corp.	5.100%	8/1/2118	300	262
	Norfolk Southern Corp.	4.100%	5/15/2121	500	349
	Northrop Grumman Corp.	3.250%	1/15/2028	3,400	3,341
	Northrop Grumman Corp.	4.600%	2/1/2029	400	401
	Northrop Grumman Corp.	4.400%	5/1/2030	1,540	1,530
	Northrop Grumman Corp.	4.650%	7/15/2030	400	401
	Northrop Grumman Corp.	4.700%	3/15/2033	750	744
	Northrop Grumman Corp.	4.900%	6/1/2034	700	696
	Northrop Grumman Corp.	5.050%	11/15/2040	245	237
	Northrop Grumman Corp.	4.750%	6/1/2043	776	707
	Northrop Grumman Corp.	3.850%	4/15/2045	105	83
	Northrop Grumman Corp.	4.030%	10/15/2047	2,418	1,925
	Northrop Grumman Corp.	5.250%	5/1/2050	795	747
	Northrop Grumman Corp.	4.950%	3/15/2053	750	671
	Northrop Grumman Corp.	5.200%	6/1/2054	1,000	933
	nVent Finance Sarl	4.550%	4/15/2028	300	299
	nVent Finance Sarl	5.650%	5/15/2033	500	514
	Oshkosh Corp.	4.600%	5/15/2028	400	399
	Oshkosh Corp.	3.100%	3/1/2030	80	75
	Otis Worldwide Corp.	5.250%	8/16/2028	600	608
	Otis Worldwide Corp.	4.488%	5/7/2029	900	896
	Otis Worldwide Corp.	2.565%	2/15/2030	1,400	1,300
	Otis Worldwide Corp.	5.125%	11/19/2031	200	203
	Otis Worldwide Corp.	5.131%	9/4/2035	200	199
	Otis Worldwide Corp.	3.112%	2/15/2040	611	470
	Otis Worldwide Corp.	3.362%	2/15/2050	550	385
	PACCAR Financial Corp.	4.450%	8/6/2027	575	577
	PACCAR Financial Corp.	4.550%	3/3/2028	500	502
	PACCAR Financial Corp.	4.000%	8/8/2028	500	497
[4]	PACCAR Financial Corp.	4.000%	11/7/2028	352	349
[4]	PACCAR Financial Corp.	4.600%	1/31/2029	500	503
[4]	PACCAR Financial Corp.	3.900%	2/5/2029	408	403
[4]	PACCAR Financial Corp.	4.300%	6/18/2029	321	320
	PACCAR Financial Corp.	4.000%	9/26/2029	750	742
	PACCAR Financial Corp.	4.550%	5/8/2030	725	729
[4]	PACCAR Financial Corp.	5.000%	3/22/2034	500	505
	Parker-Hannifin Corp.	4.250%	9/15/2027	1,043	1,041

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Parker-Hannifin Corp.	3.250%	6/14/2029	1,000	965
[4]	Parker-Hannifin Corp.	4.200%	11/21/2034	200	191
[4]	Parker-Hannifin Corp.	6.250%	5/15/2038	165	181
[4]	Parker-Hannifin Corp.	4.450%	11/21/2044	420	370
	Parker-Hannifin Corp.	4.100%	3/1/2047	500	410
	Parker-Hannifin Corp.	4.000%	6/14/2049	950	757
	Precision Castparts Corp.	3.900%	1/15/2043	375	310
	Precision Castparts Corp.	4.375%	6/15/2045	275	237
	Regal Rexnord Corp.	6.050%	4/15/2028	1,050	1,072
[4]	Regal Rexnord Corp.	6.300%	2/15/2030	820	855
	Regal Rexnord Corp.	6.400%	4/15/2033	1,060	1,125
	Republic Services Inc.	4.875%	4/1/2029	500	504
	Republic Services Inc.	5.000%	11/15/2029	500	507
	Republic Services Inc.	2.300%	3/1/2030	725	669
	Republic Services Inc.	4.750%	7/15/2030	126	127
	Republic Services Inc.	1.450%	2/15/2031	500	434
	Republic Services Inc.	4.750%	7/15/2031	398	399
	Republic Services Inc.	1.750%	2/15/2032	625	534
	Republic Services Inc.	2.375%	3/15/2033	1,000	867
	Republic Services Inc.	5.000%	4/1/2034	500	503
	Republic Services Inc.	5.150%	3/15/2035	1,243	1,262
	Republic Services Inc.	5.000%	7/15/2036	327	324
	Republic Services Inc.	6.200%	3/1/2040	125	136
	Republic Services Inc.	5.700%	5/15/2041	300	310
	Republic Services Inc.	3.050%	3/1/2050	650	437
	Rockwell Automation Inc.	3.500%	3/1/2029	350	342
	Rockwell Automation Inc.	1.750%	8/15/2031	500	434
	Rockwell Automation Inc.	4.200%	3/1/2049	575	477
	Rockwell Automation Inc.	2.800%	8/15/2061	500	289
	RTX Corp.	7.200%	8/15/2027	75	77
	RTX Corp.	4.125%	11/16/2028	3,445	3,419
	RTX Corp.	2.250%	7/1/2030	1,300	1,190
	RTX Corp.	6.000%	3/15/2031	870	918
	RTX Corp.	1.900%	9/1/2031	925	808
	RTX Corp.	2.375%	3/15/2032	200	177
	RTX Corp.	5.150%	2/27/2033	850	866
	RTX Corp.	6.100%	3/15/2034	919	986
	RTX Corp.	5.400%	5/1/2035	500	515
	RTX Corp.	6.050%	6/1/2036	585	629
	RTX Corp.	6.125%	7/15/2038	463	499
	RTX Corp.	4.450%	11/16/2038	810	754
	RTX Corp.	5.700%	4/15/2040	480	494
	RTX Corp.	4.875%	10/15/2040	225	214
	RTX Corp.	4.500%	6/1/2042	2,857	2,557
	RTX Corp.	4.800%	12/15/2043	285	260
	RTX Corp.	4.150%	5/15/2045	694	574
	RTX Corp.	3.750%	11/1/2046	900	690
	RTX Corp.	4.350%	4/15/2047	780	651
	RTX Corp.	4.050%	5/4/2047	511	410
	RTX Corp.	4.625%	11/16/2048	1,500	1,302
	RTX Corp.	3.125%	7/1/2050	863	576
	RTX Corp.	2.820%	9/1/2051	925	574
	RTX Corp.	3.030%	3/15/2052	950	613
	RTX Corp.	5.375%	2/27/2053	640	613
	RTX Corp.	6.400%	3/15/2054	1,821	1,999
[4]	Ryder System Inc.	5.650%	3/1/2028	500	509
[4]	Ryder System Inc.	5.250%	6/1/2028	5,046	5,111
	Ryder System Inc.	6.300%	12/1/2028	500	518
[4]	Ryder System Inc.	5.375%	3/15/2029	1,000	1,021
[4]	Ryder System Inc.	5.500%	6/1/2029	500	511
[4]	Ryder System Inc.	4.950%	9/1/2029	500	504
[4]	Ryder System Inc.	4.900%	12/1/2029	300	302
	Ryder System Inc.	5.000%	3/15/2030	302	305
[4]	Ryder System Inc.	4.850%	6/15/2030	100	101
	Ryder System Inc.	4.300%	12/1/2030	300	296
	Ryder System Inc.	6.600%	12/1/2033	500	546
	Southwest Airlines Co.	3.450%	11/16/2027	540	532
	Southwest Airlines Co.	4.375%	11/15/2028	300	298
	Southwest Airlines Co.	2.625%	2/10/2030	400	370
	Southwest Airlines Co.	5.250%	11/15/2035	425	411

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Teledyne Technologies Inc.	2.250%	4/1/2028	500	481
	Teledyne Technologies Inc.	2.750%	4/1/2031	900	822
	Textron Inc.	3.375%	3/1/2028	325	319
	Textron Inc.	6.100%	11/15/2033	500	529
	Textron Inc.	5.500%	5/15/2035	455	463
	Textron Inc.	4.950%	3/15/2036	600	584
	Timken Co.	4.500%	12/15/2028	400	398
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	600	613
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	500	505
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	1,200	1,185
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	415	427
	Trimble Inc.	4.900%	6/15/2028	400	400
	Triton Container International Ltd.	3.250%	3/15/2032	500	448
	Triton Container International Ltd.	5.150%	2/15/2033	400	392
	Tyco Electronics Group SA	3.125%	8/15/2027	450	444
	Tyco Electronics Group SA	4.500%	2/9/2031	300	298
	Tyco Electronics Group SA	2.500%	2/4/2032	500	444
	Tyco Electronics Group SA	4.875%	2/9/2036	516	505
	Tyco Electronics Group SA	7.125%	10/1/2037	550	631
	Union Pacific Corp.	2.400%	2/5/2030	825	767
	Union Pacific Corp.	2.375%	5/20/2031	500	452
	Union Pacific Corp.	2.800%	2/14/2032	500	455
	Union Pacific Corp.	3.375%	2/1/2035	900	801
	Union Pacific Corp.	5.100%	2/20/2035	489	496
	Union Pacific Corp.	3.600%	9/15/2037	428	374
	Union Pacific Corp.	3.200%	5/20/2041	1,000	777
	Union Pacific Corp.	4.050%	3/1/2046	500	406
	Union Pacific Corp.	3.350%	8/15/2046	550	397
	Union Pacific Corp.	3.250%	2/5/2050	850	585
	Union Pacific Corp.	3.799%	10/1/2051	682	512
	Union Pacific Corp.	2.950%	3/10/2052	500	318
	Union Pacific Corp.	4.950%	9/9/2052	521	474
	Union Pacific Corp.	5.600%	12/1/2054	240	238
	Union Pacific Corp.	3.839%	3/20/2060	1,106	797
	Union Pacific Corp.	3.550%	5/20/2061	545	369
	Union Pacific Corp.	2.973%	9/16/2062	875	511
	Union Pacific Corp.	4.100%	9/15/2067	350	259
	Union Pacific Corp.	3.750%	2/5/2070	1,000	682
	Union Pacific Corp.	3.799%	4/6/2071	1,150	791
	Union Pacific Corp.	3.850%	2/14/2072	500	350
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	795	804
[4]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	979	1,016
[4]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	554	556
[4]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	303	297
[4]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	581	559
[4]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	306	297
[4]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	335	305
[4]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	794	807
	United Parcel Service Inc.	2.500%	9/1/2029	400	377
	United Parcel Service Inc.	4.450%	4/1/2030	1,000	1,001
	United Parcel Service Inc.	4.650%	10/15/2030	275	277
	United Parcel Service Inc.	4.875%	3/3/2033	650	658
	United Parcel Service Inc.	5.150%	5/22/2034	750	766
	United Parcel Service Inc.	5.250%	5/14/2035	250	255
	United Parcel Service Inc.	6.200%	1/15/2038	1,505	1,633
	United Parcel Service Inc.	5.200%	4/1/2040	465	459
	United Parcel Service Inc.	3.750%	11/15/2047	800	607
	United Parcel Service Inc.	4.250%	3/15/2049	666	541
	United Parcel Service Inc.	3.400%	9/1/2049	200	140
	United Parcel Service Inc.	5.300%	4/1/2050	2,795	2,652
	United Parcel Service Inc.	5.050%	3/3/2053	650	587
	United Parcel Service Inc.	5.950%	5/14/2055	1,150	1,175
	United Parcel Service Inc.	5.600%	5/22/2064	500	482
	United Parcel Service Inc.	6.050%	5/14/2065	350	359
	Valmont Industries Inc.	5.000%	10/1/2044	475	431
	Valmont Industries Inc.	5.250%	10/1/2054	300	280
	Veralto Corp.	5.350%	9/18/2028	600	608
	Veralto Corp.	4.850%	1/15/2032	750	749
	Veralto Corp.	5.450%	9/18/2033	600	615
	Vertiv Holdings Co.	4.850%	3/15/2036	400	389

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vertiv Holdings Co.	5.650%	3/15/2046	425	416
Vertiv Holdings Co.	5.800%	3/15/2056	413	407
Vertiv Holdings Co.	5.950%	3/15/2066	350	346
Vontier Corp.	2.400%	4/1/2028	500	480
Vontier Corp.	2.950%	4/1/2031	500	453
Waste Connections Inc.	4.250%	12/1/2028	391	389
Waste Connections Inc.	3.500%	5/1/2029	950	925
Waste Connections Inc.	2.600%	2/1/2030	500	468
Waste Connections Inc.	2.200%	1/15/2032	700	613
Waste Connections Inc.	4.200%	1/15/2033	639	614
Waste Connections Inc.	5.000%	3/1/2034	470	469
Waste Connections Inc.	5.250%	9/1/2035	375	380
Waste Connections Inc.	4.800%	7/15/2036	810	789
Waste Connections Inc.	3.050%	4/1/2050	300	201
Waste Connections Inc.	2.950%	1/15/2052	700	449
Waste Management Inc.	4.950%	7/3/2027	375	377
Waste Management Inc.	3.150%	11/15/2027	1,600	1,576
Waste Management Inc.	1.150%	3/15/2028	500	474
Waste Management Inc.	4.500%	3/15/2028	850	852
Waste Management Inc.	4.650%	3/15/2030	1,000	1,003
Waste Management Inc.	1.500%	3/15/2031	1,400	1,217
Waste Management Inc.	4.950%	7/3/2031	325	330
Waste Management Inc.	4.800%	3/15/2032	1,000	1,005
Waste Management Inc.	4.625%	2/15/2033	250	248
Waste Management Inc.	4.875%	2/15/2034	725	728
Waste Management Inc.	4.950%	3/15/2035	1,700	1,697
Waste Management Inc.	2.950%	6/1/2041	500	377
Waste Management Inc.	4.150%	7/15/2049	325	265
Waste Management Inc.	2.500%	11/15/2050	500	300
Waste Management Inc.	5.350%	10/15/2054	400	386
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	750	751
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	200	201
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	470	482
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	725	740
WW Grainger Inc.	4.600%	6/15/2045	905	808
WW Grainger Inc.	3.750%	5/15/2046	325	255
WW Grainger Inc.	4.200%	5/15/2047	350	291
Xylem Inc.	1.950%	1/30/2028	250	240
Xylem Inc.	2.250%	1/30/2031	400	360
Xylem Inc.	5.200%	6/1/2033	176	178
Xylem Inc.	5.450%	6/1/2036	195	199
Xylem Inc.	4.375%	11/1/2046	475	396
				425,747
Materials (0.3%)
Air Products and Chemicals Inc.	4.600%	2/8/2029	450	451
Air Products and Chemicals Inc.	2.050%	5/15/2030	700	637
Air Products and Chemicals Inc.	4.800%	3/3/2033	400	402
Air Products and Chemicals Inc.	4.850%	2/8/2034	1,240	1,236
Air Products and Chemicals Inc.	2.700%	5/15/2040	600	444
Air Products and Chemicals Inc.	2.800%	5/15/2050	1,000	631
Albemarle Corp.	5.050%	6/1/2032	153	152
Amcor Finance USA Inc.	4.500%	5/15/2028	500	499
Amcor Finance USA Inc.	5.625%	5/26/2033	582	598
Amcor Flexibles North America Inc.	4.800%	3/17/2028	312	313
Amcor Flexibles North America Inc.	4.250%	3/8/2029	1,000	990
Amcor Flexibles North America Inc.	5.100%	3/17/2030	417	421
Amcor Flexibles North America Inc.	2.630%	6/19/2030	500	461
Amcor Flexibles North America Inc.	2.690%	5/25/2031	500	453
Amcor Flexibles North America Inc.	5.500%	3/17/2035	3,522	3,580
Amcor Flexibles North America Inc.	5.125%	3/12/2036	880	864
Amcor Group Finance plc	5.450%	5/23/2029	500	510
Amrize Finance US LLC	4.700%	4/7/2028	131	131
Amrize Finance US LLC	4.950%	4/7/2030	185	186
Amrize Finance US LLC	5.400%	4/7/2035	1,243	1,262
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	499	472
AptarGroup Inc.	4.750%	3/30/2031	476	472
ArcelorMittal SA	6.550%	11/29/2027	1,035	1,060
ArcelorMittal SA	4.250%	7/16/2029	400	394
ArcelorMittal SA	6.800%	11/29/2032	700	769

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ArcelorMittal SA	6.000%	6/17/2034	585	611
ArcelorMittal SA	5.375%	5/19/2036	800	793
ArcelorMittal SA	6.350%	6/17/2054	600	627
Barrick Mining Corp.	6.450%	10/15/2035	375	411
Barrick North America Finance LLC	5.700%	5/30/2041	770	777
Barrick North America Finance LLC	5.750%	5/1/2043	850	857
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	675	700
Berry Global Inc.	5.500%	4/15/2028	500	508
Berry Global Inc.	5.800%	6/15/2031	675	700
Berry Global Inc.	5.650%	1/15/2034	3,055	3,127
BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	850	854
BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	500	506
BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	432	437
BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	700	715
BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	278	282
BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	550	550
BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	1,200	1,225
BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	487	496
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	2,500	2,493
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	1,050	905
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	450	443
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	300	305
Cabot Corp.	4.000%	7/1/2029	240	235
Carlisle Cos. Inc.	3.750%	12/1/2027	650	643
Carlisle Cos. Inc.	2.750%	3/1/2030	675	630
Carlisle Cos. Inc.	5.250%	9/15/2035	95	95
Carlisle Cos. Inc.	5.550%	9/15/2040	275	273
Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	300	296
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	350	306
Cemex SAB de CV	5.750%	6/5/2036	1,233	1,228
CF Industries Inc.	5.150%	3/15/2034	700	693
CF Industries Inc.	5.300%	11/26/2035	500	498
CF Industries Inc.	4.950%	6/1/2043	505	455
CF Industries Inc.	5.375%	3/15/2044	700	656
CRH America Finance Inc.	4.400%	2/9/2031	586	577
CRH America Finance Inc.	5.400%	5/21/2034	625	634
CRH America Finance Inc.	5.500%	1/9/2035	1,050	1,068
CRH America Finance Inc.	5.000%	2/9/2036	708	693
CRH America Finance Inc.	5.875%	1/9/2055	300	303
CRH America Finance Inc.	5.600%	2/9/2056	275	269
CRH SMW Finance DAC	5.200%	5/21/2029	625	634
CRH SMW Finance DAC	5.125%	1/9/2030	1,665	1,687
Dow Chemical Co.	2.100%	11/15/2030	530	468
Dow Chemical Co.	6.300%	3/15/2033	400	420
Dow Chemical Co.	5.150%	2/15/2034	400	392
Dow Chemical Co.	4.250%	10/1/2034	386	351
Dow Chemical Co.	5.350%	3/15/2035	309	304
Dow Chemical Co.	9.400%	5/15/2039	556	720
Dow Chemical Co.	5.250%	11/15/2041	375	338
Dow Chemical Co.	4.375%	11/15/2042	1,300	1,049
Dow Chemical Co.	5.550%	11/30/2048	1,075	952
Dow Chemical Co.	4.800%	5/15/2049	725	580
Dow Chemical Co.	3.600%	11/15/2050	1,000	661
Dow Chemical Co.	6.900%	5/15/2053	700	730
Dow Chemical Co.	5.600%	2/15/2054	400	354
Dow Chemical Co.	5.950%	3/15/2055	344	320
Eagle Materials Inc.	2.500%	7/1/2031	500	447
Eagle Materials Inc.	5.000%	3/15/2036	400	386
Eastman Chemical Co.	4.500%	12/1/2028	125	124
Eastman Chemical Co.	5.000%	8/1/2029	341	343
Eastman Chemical Co.	4.500%	2/20/2031	850	834
Eastman Chemical Co.	5.750%	3/8/2033	3,465	3,579
Eastman Chemical Co.	5.625%	2/20/2034	300	305
Ecolab Inc.	3.250%	12/1/2027	1,400	1,380
Ecolab Inc.	4.600%	6/15/2029	764	765
Ecolab Inc.	4.800%	3/24/2030	700	705
Ecolab Inc.	1.300%	1/30/2031	500	431
Ecolab Inc.	4.800%	6/15/2031	1,025	1,030
Ecolab Inc.	2.125%	2/1/2032	300	263
Ecolab Inc.	5.150%	6/15/2033	1,289	1,307

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ecolab Inc.	5.000%	9/1/2035	200	200
	Ecolab Inc.	5.350%	6/15/2036	1,359	1,382
	Ecolab Inc.	2.700%	12/15/2051	710	433
	EIDP Inc.	2.300%	7/15/2030	400	369
	EIDP Inc.	5.125%	5/15/2032	225	228
	EIDP Inc.	4.800%	5/15/2033	500	493
	Freeport-McMoRan Inc.	5.000%	9/1/2027	500	500
	Freeport-McMoRan Inc.	4.125%	3/1/2028	645	639
	Freeport-McMoRan Inc.	4.375%	8/1/2028	600	596
	Freeport-McMoRan Inc.	5.250%	9/1/2029	500	503
	Freeport-McMoRan Inc.	4.250%	3/1/2030	500	491
	Freeport-McMoRan Inc.	4.625%	8/1/2030	700	695
	Freeport-McMoRan Inc.	5.400%	11/14/2034	600	610
	Freeport-McMoRan Inc.	5.450%	3/15/2043	1,450	1,402
	Georgia-Pacific LLC	8.875%	5/15/2031	700	823
	Gerdau Trade Inc.	5.750%	6/9/2035	500	511
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	415	414
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	412	363
	International Paper Co.	5.000%	9/15/2035	150	147
	International Paper Co.	6.000%	11/15/2041	1,100	1,107
	International Paper Co.	4.800%	6/15/2044	850	732
	International Paper Co.	4.400%	8/15/2047	560	447
	International Paper Co.	4.350%	8/15/2048	800	631
	Kinross Gold Corp.	6.250%	7/15/2033	500	528
	Linde Inc.	1.100%	8/10/2030	500	438
	Linde Inc.	3.550%	11/7/2042	1,850	1,475
	Linde Inc.	2.000%	8/10/2050	700	375
	LYB International Finance BV	5.250%	7/15/2043	700	617
	LYB International Finance BV	4.875%	3/15/2044	840	705
	LYB International Finance III LLC	2.250%	10/1/2030	400	357
	LYB International Finance III LLC	5.125%	1/15/2031	140	140
	LYB International Finance III LLC	5.625%	5/15/2033	156	157
	LYB International Finance III LLC	5.500%	3/1/2034	490	486
	LYB International Finance III LLC	6.150%	5/15/2035	1,900	1,946
	LYB International Finance III LLC	5.875%	1/15/2036	500	502
	LYB International Finance III LLC	3.375%	10/1/2040	600	439
	LYB International Finance III LLC	4.200%	10/15/2049	870	633
	LYB International Finance III LLC	4.200%	5/1/2050	850	617
	LYB International Finance III LLC	3.800%	10/1/2060	400	253
	LyondellBasell Industries NV	4.625%	2/26/2055	910	694
[4]	Martin Marietta Materials Inc.	2.500%	3/15/2030	375	347
	Martin Marietta Materials Inc.	2.400%	7/15/2031	856	762
	Martin Marietta Materials Inc.	5.150%	12/1/2034	300	300
	Martin Marietta Materials Inc.	4.250%	12/15/2047	600	487
	Martin Marietta Materials Inc.	3.200%	7/15/2051	743	490
	Martin Marietta Materials Inc.	5.500%	12/1/2054	750	718
	Mosaic Co.	4.050%	11/15/2027	600	596
	Mosaic Co.	5.375%	11/15/2028	300	304
	Mosaic Co.	4.350%	1/15/2029	563	558
	Mosaic Co.	4.600%	11/15/2030	563	557
	Mosaic Co.	5.450%	11/15/2033	400	405
	Mosaic Co.	4.875%	11/15/2041	400	360
	Mosaic Co.	5.625%	11/15/2043	425	403
	NewMarket Corp.	2.700%	3/18/2031	500	453
	Newmont Corp.	2.600%	7/15/2032	800	716
	Newmont Corp.	5.350%	3/15/2034	8,550	8,761
[4]	Newmont Corp.	5.875%	4/1/2035	725	766
	Newmont Corp.	5.450%	6/9/2044	500	489
	Newmont Corp.	4.200%	5/13/2050	400	322
	Nucor Corp.	2.700%	6/1/2030	300	279
	Nucor Corp.	4.650%	6/1/2030	378	378
	Nucor Corp.	3.125%	4/1/2032	500	459
	Nucor Corp.	5.100%	6/1/2035	962	967
	Nucor Corp.	6.400%	12/1/2037	400	439
	Nucor Corp.	3.850%	4/1/2052	200	153
	Nucor Corp.	2.979%	12/15/2055	1,230	769
	Nutrien Ltd.	4.900%	3/27/2028	300	301
	Nutrien Ltd.	2.950%	5/13/2030	3,225	3,024
	Nutrien Ltd.	4.850%	5/29/2031	450	449
	Nutrien Ltd.	5.250%	3/12/2032	471	478

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nutrien Ltd.	5.400%	6/21/2034	500	507
	Nutrien Ltd.	5.350%	5/29/2036	225	225
	Nutrien Ltd.	4.900%	6/1/2043	425	383
	Nutrien Ltd.	5.250%	1/15/2045	286	268
	Nutrien Ltd.	5.800%	3/27/2053	2,169	2,153
	Packaging Corp. of America	3.400%	12/15/2027	400	394
	Packaging Corp. of America	3.000%	12/15/2029	950	899
	Packaging Corp. of America	5.200%	8/15/2035	238	238
	Packaging Corp. of America	4.050%	12/15/2049	600	467
	Packaging Corp. of America	3.050%	10/1/2051	100	65
	PPG Industries Inc.	2.550%	6/15/2030	600	556
	PPG Industries Inc.	4.375%	3/15/2031	923	908
	Reliance Inc.	2.150%	8/15/2030	800	720
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	725	775
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	1,400	863
	Rio Tinto Finance USA plc	4.500%	3/14/2028	336	337
	Rio Tinto Finance USA plc	4.875%	3/14/2030	604	610
	Rio Tinto Finance USA plc	5.000%	3/14/2032	411	415
	Rio Tinto Finance USA plc	5.250%	3/14/2035	411	417
	Rio Tinto Finance USA plc	4.750%	3/22/2042	1,100	1,016
	Rio Tinto Finance USA plc	4.125%	8/21/2042	619	528
	Rio Tinto Finance USA plc	5.125%	3/9/2053	1,510	1,399
	Rio Tinto Finance USA plc	5.875%	3/14/2065	237	241
	RPM International Inc.	4.550%	3/1/2029	275	274
	RPM International Inc.	2.950%	1/15/2032	250	225
	RPM International Inc.	5.250%	6/1/2045	75	70
	RPM International Inc.	4.250%	1/15/2048	450	362
[4]	Sherwin-Williams Co.	4.550%	3/1/2028	500	500
	Sherwin-Williams Co.	2.950%	8/15/2029	700	666
	Sherwin-Williams Co.	2.300%	5/15/2030	500	457
	Sherwin-Williams Co.	4.800%	9/1/2031	200	200
	Sherwin-Williams Co.	2.200%	3/15/2032	500	437
	Sherwin-Williams Co.	5.150%	8/15/2035	491	492
	Sherwin-Williams Co.	4.000%	12/15/2042	220	179
	Sherwin-Williams Co.	4.550%	8/1/2045	270	232
	Sherwin-Williams Co.	4.500%	6/1/2047	1,100	925
	Sherwin-Williams Co.	3.800%	8/15/2049	504	380
	Sherwin-Williams Co.	3.300%	5/15/2050	400	271
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	550	558
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	840	851
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	2,155	2,154
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	2,350	2,376
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	3,495	3,463
	Sonoco Products Co.	4.600%	9/1/2029	1,525	1,516
	Sonoco Products Co.	3.125%	5/1/2030	1,425	1,339
	Sonoco Products Co.	5.000%	9/1/2034	400	392
	Southern Copper Corp.	7.500%	7/27/2035	850	976
	Southern Copper Corp.	5.350%	6/24/2036	635	631
	Southern Copper Corp.	6.750%	4/16/2040	1,250	1,379
	Southern Copper Corp.	5.250%	11/8/2042	938	883
	Southern Copper Corp.	5.875%	4/23/2045	1,280	1,283
	Steel Dynamics Inc.	1.650%	10/15/2027	1,300	1,254
	Steel Dynamics Inc.	4.000%	12/15/2028	300	296
	Steel Dynamics Inc.	3.250%	1/15/2031	1,300	1,219
	Steel Dynamics Inc.	5.375%	8/15/2034	455	460
	Steel Dynamics Inc.	5.250%	5/15/2035	1,217	1,220
	Steel Dynamics Inc.	5.750%	5/15/2055	288	286
	Suzano Austria GmbH	6.000%	1/15/2029	1,050	1,067
	Suzano Austria GmbH	5.000%	1/15/2030	1,200	1,183
	Suzano Austria GmbH	3.750%	1/15/2031	1,020	957
	Suzano Austria GmbH	3.125%	1/15/2032	850	754
	Suzano Netherlands BV	5.500%	1/15/2036	1,303	1,268
	Vale Overseas Ltd.	6.125%	6/12/2033	700	735
	Vale Overseas Ltd.	8.250%	1/17/2034	375	441
	Vale Overseas Ltd.	6.875%	11/21/2036	1,480	1,646
	Vale Overseas Ltd.	6.875%	11/10/2039	1,110	1,234
	Vale Overseas Ltd.	6.400%	6/28/2054	1,350	1,374
	Vale SA	5.625%	9/11/2042	238	234
	Vulcan Materials Co.	4.950%	12/1/2029	350	353
	Vulcan Materials Co.	3.500%	6/1/2030	575	550

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vulcan Materials Co.	5.350%	12/1/2034	650	660
Vulcan Materials Co.	4.500%	6/15/2047	1,050	896
Vulcan Materials Co.	5.700%	12/1/2054	625	620
Westlake Corp.	3.375%	6/15/2030	400	380
Westlake Corp.	5.550%	11/15/2035	444	440
Westlake Corp.	2.875%	8/15/2041	350	241
Westlake Corp.	5.000%	8/15/2046	575	495
Westlake Corp.	4.375%	11/15/2047	435	337
Westlake Corp.	3.125%	8/15/2051	500	307
Westlake Corp.	6.375%	11/15/2055	1,048	1,033
Westlake Corp.	3.375%	8/15/2061	400	239
WestRock MWV LLC	8.200%	1/15/2030	475	526
WestRock MWV LLC	7.950%	2/15/2031	275	309
WRKCo Inc.	4.000%	3/15/2028	800	792
WRKCo Inc.	3.900%	6/1/2028	607	599
WRKCo Inc.	4.900%	3/15/2029	825	828
WRKCo Inc.	4.200%	6/1/2032	700	672
Yamana Gold Inc.	2.630%	8/15/2031	180	160
				180,609
Real Estate (0.3%)
Agree LP	2.000%	6/15/2028	500	476
Agree LP	4.800%	10/1/2032	500	494
Agree LP	2.600%	6/15/2033	500	427
Agree LP	5.600%	6/15/2035	875	897
Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	350	346
Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	200	198
Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,529	1,426
Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	500	495
Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	388	387
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	600	553
Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	715	607
Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	500	475
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	750	749
Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	429	421
Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	200	170
Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	430	321
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	405	280
Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	200	176
Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	500	472
American Assets Trust LP	3.375%	2/1/2031	500	457
American Assets Trust LP	6.150%	10/1/2034	400	407
American Homes 4 Rent LP	4.900%	2/15/2029	725	727
American Homes 4 Rent LP	2.375%	7/15/2031	675	597
American Homes 4 Rent LP	3.625%	4/15/2032	500	464
American Homes 4 Rent LP	5.500%	2/1/2034	490	496
American Homes 4 Rent LP	5.500%	7/15/2034	425	430
American Homes 4 Rent LP	5.250%	3/15/2035	425	423
American Homes 4 Rent LP	3.375%	7/15/2051	500	337
American Tower Corp.	3.550%	7/15/2027	1,100	1,090
American Tower Corp.	3.600%	1/15/2028	500	493
American Tower Corp.	1.500%	1/31/2028	1,000	953
American Tower Corp.	5.800%	11/15/2028	600	615
American Tower Corp.	5.200%	2/15/2029	500	507
American Tower Corp.	3.800%	8/15/2029	1,475	1,438
American Tower Corp.	2.900%	1/15/2030	1,490	1,400
American Tower Corp.	4.900%	3/15/2030	507	509
American Tower Corp.	2.100%	6/15/2030	560	506
American Tower Corp.	1.875%	10/15/2030	1,000	887
American Tower Corp.	2.700%	4/15/2031	500	455
American Tower Corp.	2.300%	9/15/2031	550	485
American Tower Corp.	4.050%	3/15/2032	600	574
American Tower Corp.	5.550%	7/15/2033	475	487
American Tower Corp.	5.450%	2/15/2034	195	198
American Tower Corp.	5.400%	1/31/2035	1,054	1,066
American Tower Corp.	5.350%	3/15/2035	400	403
American Tower Corp.	3.700%	10/15/2049	500	364
American Tower Corp.	3.100%	6/15/2050	1,060	689
American Tower Corp.	2.950%	1/15/2051	1,500	941
Americold Realty Operating Partnership LP	5.600%	5/15/2032	320	321

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	315	306
[4]	AvalonBay Communities Inc.	3.200%	1/15/2028	350	344
[4]	AvalonBay Communities Inc.	2.300%	3/1/2030	500	461
	AvalonBay Communities Inc.	4.350%	12/1/2030	369	365
[4]	AvalonBay Communities Inc.	2.450%	1/15/2031	855	779
	AvalonBay Communities Inc.	2.050%	1/15/2032	1,500	1,311
	AvalonBay Communities Inc.	5.300%	12/7/2033	500	513
	AvalonBay Communities Inc.	5.350%	6/1/2034	300	307
	AvalonBay Communities Inc.	5.000%	8/1/2035	500	497
[4]	AvalonBay Communities Inc.	3.900%	10/15/2046	280	221
	Boston Properties LP	6.750%	12/1/2027	2,025	2,081
	Boston Properties LP	2.900%	3/15/2030	1,000	932
	Boston Properties LP	3.250%	1/30/2031	600	557
	Boston Properties LP	2.550%	4/1/2032	500	435
	Boston Properties LP	2.450%	10/1/2033	1,030	847
	Boston Properties LP	6.500%	1/15/2034	248	263
	Brixmor Operating Partnership LP	2.250%	4/1/2028	300	288
	Brixmor Operating Partnership LP	4.125%	5/15/2029	588	579
	Brixmor Operating Partnership LP	4.050%	7/1/2030	1,400	1,360
	Brixmor Operating Partnership LP	5.200%	4/1/2032	240	241
	Brixmor Operating Partnership LP	5.500%	2/15/2034	425	433
	Brixmor Operating Partnership LP	5.750%	2/15/2035	335	347
	Camden Property Trust	3.150%	7/1/2029	600	576
	Camden Property Trust	4.900%	2/28/2036	850	829
	Camden Property Trust	3.350%	11/1/2049	800	562
	CBRE Services Inc.	5.500%	4/1/2029	400	408
	CBRE Services Inc.	4.800%	6/15/2030	275	275
	CBRE Services Inc.	2.500%	4/1/2031	500	449
	CBRE Services Inc.	4.900%	1/15/2033	516	508
	CBRE Services Inc.	5.950%	8/15/2034	600	625
	CBRE Services Inc.	5.500%	6/15/2035	500	505
	CBRE Services Inc.	5.250%	6/1/2036	500	493
	COPT Defense Properties LP	2.000%	1/15/2029	300	281
	COPT Defense Properties LP	2.900%	12/1/2033	1,975	1,687
	Cousins Properties LP	5.375%	2/15/2032	216	219
	Cousins Properties LP	4.875%	3/1/2033	337	328
	Cousins Properties LP	5.875%	10/1/2034	420	430
	Crown Castle Inc.	3.650%	9/1/2027	1,190	1,178
	Crown Castle Inc.	5.000%	1/11/2028	235	236
	Crown Castle Inc.	3.800%	2/15/2028	525	518
	Crown Castle Inc.	4.800%	9/1/2028	600	602
	Crown Castle Inc.	4.900%	9/1/2029	300	301
	Crown Castle Inc.	2.250%	1/15/2031	1,808	1,610
	Crown Castle Inc.	2.100%	4/1/2031	500	440
	Crown Castle Inc.	2.500%	7/15/2031	2,600	2,310
	Crown Castle Inc.	5.800%	3/1/2034	400	411
	Crown Castle Inc.	5.200%	9/1/2034	1,625	1,609
	Crown Castle Inc.	5.200%	2/15/2049	430	386
	Crown Castle Inc.	4.150%	7/1/2050	700	543
	Crown Castle Inc.	3.250%	1/15/2051	172	113
	CubeSmart LP	2.250%	12/15/2028	500	472
	CubeSmart LP	4.375%	2/15/2029	250	248
	CubeSmart LP	3.000%	2/15/2030	500	470
	CubeSmart LP	2.000%	2/15/2031	300	265
	CubeSmart LP	2.500%	2/15/2032	500	441
	Digital Realty Trust LP	5.550%	1/15/2028	500	507
	Digital Realty Trust LP	4.450%	7/15/2028	1,350	1,345
	Digital Realty Trust LP	3.600%	7/1/2029	700	678
	DOC DR LLC	2.625%	11/1/2031	437	389
	EPR Properties	3.750%	8/15/2029	686	660
	EPR Properties	3.600%	11/15/2031	370	339
	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	667	652
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	850	840
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	1,100	1,072
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	272	276
	Equinix Inc.	1.800%	7/15/2027	1,150	1,118
	Equinix Inc.	1.550%	3/15/2028	116	110
	Equinix Inc.	2.000%	5/15/2028	250	239
	Equinix Inc.	3.200%	11/18/2029	2,000	1,904
	Equinix Inc.	2.150%	7/15/2030	825	744

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinix Inc.	3.900%	4/15/2032	300	284
	Equinix Inc.	3.000%	7/15/2050	400	255
	Equinix Inc.	2.950%	9/15/2051	400	251
	Equinix Inc.	3.400%	2/15/2052	725	493
	ERP Operating LP	3.500%	3/1/2028	500	492
	ERP Operating LP	4.150%	12/1/2028	300	297
	ERP Operating LP	3.000%	7/1/2029	500	478
	ERP Operating LP	2.500%	2/15/2030	300	278
	ERP Operating LP	1.850%	8/1/2031	600	524
	ERP Operating LP	4.950%	6/15/2032	240	241
	ERP Operating LP	4.650%	9/15/2034	600	584
	ERP Operating LP	4.500%	7/1/2044	600	525
	ERP Operating LP	4.500%	6/1/2045	350	303
	ERP Operating LP	4.000%	8/1/2047	105	84
	Essential Properties LP	5.400%	12/1/2035	350	347
	Essential Properties LP	5.375%	7/15/2036	427	421
	Essex Portfolio LP	4.000%	3/1/2029	280	275
	Essex Portfolio LP	3.000%	1/15/2030	405	382
	Essex Portfolio LP	1.650%	1/15/2031	877	764
	Essex Portfolio LP	2.650%	3/15/2032	455	403
	Essex Portfolio LP	5.500%	4/1/2034	250	255
	Essex Portfolio LP	5.375%	4/1/2035	800	810
	Essex Portfolio LP	4.875%	2/15/2036	825	798
	Essex Portfolio LP	4.500%	3/15/2048	1,000	825
	Extra Space Storage LP	3.875%	12/15/2027	100	99
	Extra Space Storage LP	5.700%	4/1/2028	460	468
	Extra Space Storage LP	3.900%	4/1/2029	500	490
	Extra Space Storage LP	4.000%	6/15/2029	125	123
	Extra Space Storage LP	5.500%	7/1/2030	675	691
	Extra Space Storage LP	2.200%	10/15/2030	510	458
	Extra Space Storage LP	5.900%	1/15/2031	300	311
	Extra Space Storage LP	2.550%	6/1/2031	500	448
	Extra Space Storage LP	2.400%	10/15/2031	950	839
[7]	Extra Space Storage LP	4.900%	2/1/2032	900	896
	Extra Space Storage LP	2.350%	3/15/2032	700	609
	Extra Space Storage LP	4.950%	1/15/2033	700	693
	Extra Space Storage LP	5.400%	2/1/2034	485	489
	Extra Space Storage LP	5.400%	6/15/2035	560	564
	Federal Realty OP LP	3.250%	7/15/2027	225	222
	Federal Realty OP LP	5.375%	5/1/2028	400	405
	Federal Realty OP LP	3.200%	6/15/2029	161	154
	Federal Realty OP LP	4.500%	12/1/2044	825	713
	GLP Capital LP	5.750%	6/1/2028	100	101
	GLP Capital LP	5.300%	1/15/2029	575	578
	GLP Capital LP	4.000%	1/15/2031	800	756
	GLP Capital LP	3.250%	1/15/2032	850	760
	GLP Capital LP	5.250%	2/15/2033	375	367
	GLP Capital LP	5.625%	9/15/2034	597	592
	GLP Capital LP	5.750%	11/1/2037	725	713
	GLP Capital LP	6.250%	9/15/2054	750	751
	Healthcare Realty Holdings LP	3.750%	7/1/2027	400	397
	Healthcare Realty Holdings LP	3.100%	2/15/2030	395	372
	Healthcare Realty Holdings LP	2.000%	3/15/2031	500	438
	Healthpeak OP LLC	3.500%	7/15/2029	646	624
	Healthpeak OP LLC	3.000%	1/15/2030	2,000	1,885
	Healthpeak OP LLC	5.250%	12/15/2032	500	504
	Healthpeak OP LLC	5.375%	2/15/2035	430	433
	Highwoods Realty LP	4.125%	3/15/2028	850	838
	Highwoods Realty LP	3.050%	2/15/2030	500	466
	Highwoods Realty LP	2.600%	2/1/2031	3,050	2,722
	Highwoods Realty LP	5.350%	1/15/2033	462	459
	Highwoods Realty LP	7.650%	2/1/2034	550	614
	Host Hotels & Resorts LP	4.250%	12/15/2028	595	589
[4]	Host Hotels & Resorts LP	3.375%	12/15/2029	400	381
[4]	Host Hotels & Resorts LP	3.500%	9/15/2030	913	863
[4]	Host Hotels & Resorts LP	2.900%	12/15/2031	394	353
	Host Hotels & Resorts LP	5.700%	7/1/2034	500	510
	Host Hotels & Resorts LP	5.500%	4/15/2035	585	587
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	675	639
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	118	120

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	585	581
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	500	476
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	1,250	1,232
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	228	232
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	475	399
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	400	419
	Kilroy Realty LP	2.500%	11/15/2032	500	415
	Kilroy Realty LP	2.650%	11/15/2033	1,165	947
	Kimco Realty OP LLC	2.700%	10/1/2030	250	232
	Kimco Realty OP LLC	2.250%	12/1/2031	500	441
	Kimco Realty OP LLC	3.200%	4/1/2032	500	460
	Kimco Realty OP LLC	4.600%	2/1/2033	575	565
	Kimco Realty OP LLC	6.400%	3/1/2034	650	702
	Kimco Realty OP LLC	4.850%	3/1/2035	340	333
	Kimco Realty OP LLC	4.250%	4/1/2045	425	356
	Kimco Realty OP LLC	4.450%	9/1/2047	250	212
	Kite Realty Group LP	4.950%	12/15/2031	350	349
	Kite Realty Group LP	5.200%	8/15/2032	150	151
	Kite Realty Group LP	5.500%	3/1/2034	494	501
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	250	252
	LXP Industrial Trust	2.700%	9/15/2030	500	455
	Mid-America Apartments LP	1.700%	2/15/2031	900	787
	Mid-America Apartments LP	4.650%	1/15/2033	283	278
	Mid-America Apartments LP	4.950%	3/1/2035	250	247
	National Health Investors Inc.	3.000%	2/1/2031	325	294
	NNN REIT Inc.	3.500%	10/15/2027	550	543
	NNN REIT Inc.	4.300%	10/15/2028	300	298
	NNN REIT Inc.	2.500%	4/15/2030	325	300
	NNN REIT Inc.	4.600%	2/15/2031	500	495
	NNN REIT Inc.	5.600%	10/15/2033	400	411
	NNN REIT Inc.	5.500%	6/15/2034	430	438
	NNN REIT Inc.	4.800%	10/15/2048	250	219
	NNN REIT Inc.	3.100%	4/15/2050	500	325
	NNN REIT Inc.	3.500%	4/15/2051	500	353
	NNN REIT Inc.	3.000%	4/15/2052	500	317
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	300	300
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,750	1,678
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	500	502
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	1,550	1,439
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	500	445
	Piedmont Operating Partnership LP	6.875%	7/15/2029	400	418
	Prologis LP	3.375%	12/15/2027	250	247
	Prologis LP	4.875%	6/15/2028	500	504
	Prologis LP	3.875%	9/15/2028	300	296
	Prologis LP	4.000%	9/15/2028	11,900	11,777
	Prologis LP	4.375%	2/1/2029	50	50
	Prologis LP	2.875%	11/15/2029	250	237
	Prologis LP	2.250%	4/15/2030	400	367
	Prologis LP	1.750%	7/1/2030	750	671
	Prologis LP	1.250%	10/15/2030	1,214	1,055
	Prologis LP	1.625%	3/15/2031	1,000	873
	Prologis LP	4.250%	6/15/2031	581	570
	Prologis LP	2.250%	1/15/2032	400	352
	Prologis LP	4.750%	6/15/2033	200	198
	Prologis LP	5.125%	1/15/2034	380	383
	Prologis LP	5.000%	3/15/2034	1,236	1,231
	Prologis LP	5.000%	1/31/2035	575	571
	Prologis LP	5.250%	5/15/2035	1,600	1,615
	Prologis LP	4.900%	6/15/2036	596	584
	Prologis LP	4.375%	9/15/2048	300	250
	Prologis LP	3.050%	3/1/2050	175	117
	Prologis LP	3.000%	4/15/2050	510	335
	Prologis LP	2.125%	10/15/2050	200	108
	Prologis LP	5.250%	6/15/2053	1,025	972
	Prologis LP	5.250%	3/15/2054	465	440
	Public Storage Operating Co.	1.850%	5/1/2028	600	573
	Public Storage Operating Co.	5.125%	1/15/2029	350	356
	Public Storage Operating Co.	3.385%	5/1/2029	520	505
	Public Storage Operating Co.	4.375%	7/1/2030	500	497
	Public Storage Operating Co.	2.300%	5/1/2031	1,000	897

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Storage Operating Co.	5.100%	8/1/2033	525	531
	Public Storage Operating Co.	5.000%	7/1/2035	500	498
	Public Storage Operating Co.	5.000%	12/15/2035	273	270
	Public Storage Operating Co.	5.350%	8/1/2053	550	528
	Rayonier LP	2.750%	5/17/2031	375	337
	Realty Income Corp.	3.950%	8/15/2027	475	473
	Realty Income Corp.	3.650%	1/15/2028	1,290	1,274
	Realty Income Corp.	2.100%	3/15/2028	1,200	1,153
	Realty Income Corp.	2.200%	6/15/2028	500	479
	Realty Income Corp.	4.700%	12/15/2028	450	451
	Realty Income Corp.	4.750%	2/15/2029	750	753
	Realty Income Corp.	3.250%	6/15/2029	575	554
	Realty Income Corp.	4.000%	7/15/2029	245	241
	Realty Income Corp.	3.100%	12/15/2029	500	476
	Realty Income Corp.	3.400%	1/15/2030	520	498
	Realty Income Corp.	3.250%	1/15/2031	831	781
	Realty Income Corp.	2.850%	12/15/2032	500	444
	Realty Income Corp.	4.500%	2/1/2033	702	683
	Realty Income Corp.	1.800%	3/15/2033	500	414
[4]	Realty Income Corp.	4.750%	4/15/2033	653	644
	Realty Income Corp.	4.900%	7/15/2033	300	298
	Realty Income Corp.	5.125%	2/15/2034	630	633
	Realty Income Corp.	5.125%	4/15/2035	1,000	1,000
	Realty Income Corp.	4.650%	3/15/2047	820	720
	Realty Income Corp.	5.375%	9/1/2054	200	194
	Regency Centers LP	4.125%	3/15/2028	250	248
	Regency Centers LP	2.950%	9/15/2029	400	380
	Regency Centers LP	5.000%	7/15/2032	2,650	2,666
	Regency Centers LP	4.500%	3/15/2033	177	172
	Regency Centers LP	5.250%	1/15/2034	1,000	1,014
	Regency Centers LP	4.400%	2/1/2047	400	339
	Rexford Industrial Realty LP	5.000%	6/15/2028	300	302
	Rexford Industrial Realty LP	2.150%	9/1/2031	650	565
	Sabra Health Care LP	3.900%	10/15/2029	300	291
	Sabra Health Care LP	3.200%	12/1/2031	350	317
	Safehold GL Holdings LLC	2.850%	1/15/2032	650	580
	Safehold GL Holdings LLC	6.100%	4/1/2034	215	225
	Safehold GL Holdings LLC	5.650%	1/15/2035	350	354
	SBA Communications Corp.	3.125%	2/1/2029	460	440
	Simon Property Group LP	3.375%	12/1/2027	1,000	986
	Simon Property Group LP	1.750%	2/1/2028	500	480
	Simon Property Group LP	2.450%	9/13/2029	1,595	1,494
	Simon Property Group LP	2.650%	7/15/2030	500	464
	Simon Property Group LP	4.375%	10/1/2030	1,000	989
	Simon Property Group LP	4.300%	1/15/2031	800	787
	Simon Property Group LP	2.200%	2/1/2031	600	539
	Simon Property Group LP	2.250%	1/15/2032	500	438
	Simon Property Group LP	2.650%	2/1/2032	700	625
	Simon Property Group LP	4.750%	9/26/2034	785	767
	Simon Property Group LP	5.125%	10/1/2035	1,271	1,272
	Simon Property Group LP	6.750%	2/1/2040	750	845
	Simon Property Group LP	4.750%	3/15/2042	350	320
	Simon Property Group LP	4.250%	11/30/2046	425	351
	Simon Property Group LP	3.250%	9/13/2049	1,100	756
	Simon Property Group LP	3.800%	7/15/2050	1,500	1,130
	Simon Property Group LP	6.650%	1/15/2054	400	449
	Store Capital LLC	4.500%	3/15/2028	225	224
	Store Capital LLC	4.625%	3/15/2029	300	297
[4]	Store Capital LLC	5.400%	4/30/2030	270	272
	Sun Communities Operating LP	2.300%	11/1/2028	725	688
	Sun Communities Operating LP	2.700%	7/15/2031	500	450
	Sun Communities Operating LP	4.200%	4/15/2032	500	478
	Tanger Properties LP	3.875%	7/15/2027	250	248
	Tanger Properties LP	2.750%	9/1/2031	400	360
[4]	UDR Inc.	3.500%	7/1/2027	150	149
[4]	UDR Inc.	3.500%	1/15/2028	50	49
[4]	UDR Inc.	3.200%	1/15/2030	240	228
[4]	UDR Inc.	2.100%	8/1/2032	575	489
[4]	UDR Inc.	1.900%	3/15/2033	1,000	826
	UDR Inc.	5.125%	9/1/2034	350	349

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UDR Inc.	3.100%	11/1/2034	265	228
	Ventas Realty LP	3.000%	1/15/2030	325	307
	Ventas Realty LP	5.100%	7/15/2032	575	579
	Ventas Realty LP	5.625%	7/1/2034	208	214
	Ventas Realty LP	5.000%	1/15/2035	598	588
	Ventas Realty LP	5.000%	2/15/2036	413	405
	Ventas Realty LP	5.700%	9/30/2043	325	324
	Ventas Realty LP	4.875%	4/15/2049	650	568
	VICI Properties LP	4.750%	2/15/2028	900	900
	VICI Properties LP	4.950%	2/15/2030	900	897
	VICI Properties LP	5.125%	11/15/2031	450	448
	VICI Properties LP	5.125%	5/15/2032	900	893
	VICI Properties LP	5.750%	4/1/2034	450	456
	VICI Properties LP	5.625%	4/1/2035	249	249
	VICI Properties LP	5.625%	5/15/2052	350	322
	Welltower OP LLC	4.125%	3/15/2029	500	495
	Welltower OP LLC	3.100%	1/15/2030	1,250	1,187
	Welltower OP LLC	4.500%	7/1/2030	1,900	1,890
	Welltower OP LLC	2.750%	1/15/2031	500	460
	Welltower OP LLC	2.800%	6/1/2031	700	642
	Welltower OP LLC	2.750%	1/15/2032	525	473
	Welltower OP LLC	3.850%	6/15/2032	500	475
	Welltower OP LLC	5.125%	7/1/2035	1,125	1,129
	Welltower OP LLC	6.500%	3/15/2041	200	222
	Welltower OP LLC	4.950%	9/1/2048	400	369
	Weyerhaeuser Co.	4.000%	11/15/2029	750	733
	Weyerhaeuser Co.	4.000%	4/15/2030	800	778
	Weyerhaeuser Co.	7.375%	3/15/2032	219	244
	WP Carey Inc.	3.850%	7/15/2029	200	196
	WP Carey Inc.	2.250%	4/1/2033	1,000	839
[7]	WP Carey Inc.	5.200%	9/15/2036	629	621
					214,788
Technology (0.9%)
	Accenture Capital Inc.	3.900%	10/4/2027	750	747
	Accenture Capital Inc.	4.050%	10/4/2029	675	665
	Accenture Capital Inc.	4.250%	10/4/2031	1,800	1,757
	Accenture Capital Inc.	4.500%	10/4/2034	1,275	1,223
	Adobe Inc.	4.750%	1/17/2028	400	402
	Adobe Inc.	4.950%	1/17/2030	550	557
	Adobe Inc.	2.300%	2/1/2030	1,060	979
	Adobe Inc.	5.300%	1/17/2035	500	506
	Advanced Micro Devices Inc.	4.319%	3/24/2028	310	310
	Advanced Micro Devices Inc.	3.924%	6/1/2032	300	289
	Amdocs Ltd.	2.538%	6/15/2030	600	541
	Analog Devices Inc.	4.250%	6/15/2028	700	698
	Analog Devices Inc.	1.700%	10/1/2028	800	753
	Analog Devices Inc.	4.500%	6/15/2030	600	598
	Analog Devices Inc.	2.100%	10/1/2031	900	792
	Analog Devices Inc.	2.800%	10/1/2041	1,050	763
	Analog Devices Inc.	2.950%	10/1/2051	950	613
	Analog Devices Inc.	5.300%	4/1/2054	800	761
	Apple Inc.	2.900%	9/12/2027	2,331	2,298
	Apple Inc.	3.000%	11/13/2027	1,025	1,010
	Apple Inc.	1.200%	2/8/2028	2,200	2,098
	Apple Inc.	4.000%	5/10/2028	1,525	1,519
	Apple Inc.	4.000%	5/12/2028	825	821
	Apple Inc.	1.400%	8/5/2028	831	784
	Apple Inc.	2.200%	9/11/2029	1,475	1,385
	Apple Inc.	1.650%	5/11/2030	2,000	1,809
	Apple Inc.	4.200%	5/12/2030	525	524
	Apple Inc.	1.250%	8/20/2030	1,000	883
	Apple Inc.	1.650%	2/8/2031	2,300	2,042
	Apple Inc.	1.700%	8/5/2031	900	790
	Apple Inc.	4.500%	5/12/2032	950	955
	Apple Inc.	3.350%	8/8/2032	2,000	1,889
	Apple Inc.	4.750%	5/12/2035	525	527
	Apple Inc.	4.500%	2/23/2036	442	437
	Apple Inc.	2.375%	2/8/2041	1,075	761
	Apple Inc.	3.850%	5/4/2043	2,825	2,338

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.450%	5/6/2044	500	442
	Apple Inc.	3.450%	2/9/2045	1,594	1,211
	Apple Inc.	4.375%	5/13/2045	1,775	1,539
	Apple Inc.	4.650%	2/23/2046	5,720	5,119
	Apple Inc.	3.850%	8/4/2046	1,750	1,385
	Apple Inc.	3.750%	9/12/2047	842	647
	Apple Inc.	3.750%	11/13/2047	1,000	771
	Apple Inc.	2.950%	9/11/2049	1,600	1,047
	Apple Inc.	2.650%	5/11/2050	2,455	1,503
	Apple Inc.	2.400%	8/20/2050	1,732	1,001
	Apple Inc.	2.650%	2/8/2051	2,950	1,792
	Apple Inc.	2.700%	8/5/2051	1,600	976
	Apple Inc.	3.950%	8/8/2052	1,500	1,160
	Apple Inc.	2.800%	2/8/2061	2,000	1,143
	Apple Inc.	2.850%	8/5/2061	1,300	747
	Applied Materials Inc.	1.750%	6/1/2030	350	315
	Applied Materials Inc.	4.000%	1/15/2031	450	439
	Applied Materials Inc.	4.600%	1/15/2036	625	606
	Applied Materials Inc.	5.850%	6/15/2041	250	262
	Applied Materials Inc.	4.350%	4/1/2047	1,225	1,047
	Applied Materials Inc.	2.750%	6/1/2050	550	353
	Arrow Electronics Inc.	3.875%	1/12/2028	400	395
	Arrow Electronics Inc.	2.950%	2/15/2032	400	355
	Arrow Electronics Inc.	5.875%	4/10/2034	500	515
	Atlassian Corp.	5.250%	5/15/2029	500	501
	Atlassian Corp.	5.500%	5/15/2034	500	493
	Autodesk Inc.	2.850%	1/15/2030	360	338
	Autodesk Inc.	2.400%	12/15/2031	900	789
	Automatic Data Processing Inc.	1.700%	5/15/2028	1,000	954
	Automatic Data Processing Inc.	1.250%	9/1/2030	740	651
	Automatic Data Processing Inc.	4.750%	5/8/2032	710	711
	Automatic Data Processing Inc.	5.000%	5/7/2036	900	893
	Avnet Inc.	6.250%	3/15/2028	419	428
	Avnet Inc.	3.000%	5/15/2031	200	181
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	550	553
	Broadcom Inc.	1.950%	2/15/2028	600	577
	Broadcom Inc.	4.800%	4/15/2028	1,200	1,207
[9]	Broadcom Inc.	4.000%	4/15/2029	500	492
	Broadcom Inc.	4.750%	4/15/2029	2,950	2,966
	Broadcom Inc.	4.350%	2/15/2030	650	643
	Broadcom Inc.	5.000%	4/15/2030	2,150	2,174
	Broadcom Inc.	5.050%	4/15/2030	2,000	2,029
	Broadcom Inc.	4.600%	7/15/2030	850	847
	Broadcom Inc.	4.200%	10/15/2030	821	805
	Broadcom Inc.	4.300%	1/15/2031	547	538
	Broadcom Inc.	2.450%	2/15/2031	4,050	3,663
	Broadcom Inc.	5.150%	11/15/2031	421	428
[4]	Broadcom Inc.	4.550%	2/15/2032	500	493
[9]	Broadcom Inc.	4.150%	4/15/2032	1,000	962
	Broadcom Inc.	5.200%	4/15/2032	1,000	1,019
	Broadcom Inc.	4.900%	7/15/2032	1,925	1,930
	Broadcom Inc.	4.300%	11/15/2032	1,750	1,695
	Broadcom Inc.	4.600%	1/15/2033	1,028	1,009
	Broadcom Inc.	2.600%	2/15/2033	1,500	1,303
	Broadcom Inc.	3.419%	4/15/2033	542	494
	Broadcom Inc.	3.469%	4/15/2034	2,652	2,380
	Broadcom Inc.	5.200%	7/15/2035	2,350	2,358
[9]	Broadcom Inc.	3.137%	11/15/2035	2,800	2,375
	Broadcom Inc.	4.950%	1/15/2036	1,036	1,018
	Broadcom Inc.	4.800%	2/15/2036	3,945	3,828
[9]	Broadcom Inc.	3.187%	11/15/2036	2,800	2,342
[9]	Broadcom Inc.	4.926%	5/15/2037	1,350	1,313
	Broadcom Inc.	4.900%	2/15/2038	3,314	3,200
	Broadcom Inc.	3.500%	2/15/2041	2,429	1,940
	Broadcom Inc.	3.750%	2/15/2051	3,500	2,595
	Broadcom Inc.	5.700%	1/15/2056	481	477
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	375	352
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	900	805
	Broadridge Financial Solutions Inc.	5.750%	5/15/2036	425	425
	Cadence Design Systems Inc.	4.200%	9/10/2027	350	349

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cadence Design Systems Inc.	4.300%	9/10/2029	1,150	1,141
	Cadence Design Systems Inc.	4.700%	9/10/2034	1,900	1,860
	CDW LLC	4.250%	4/1/2028	347	343
	CDW LLC	3.250%	2/15/2029	487	466
	CDW LLC	5.100%	3/1/2030	279	278
	CDW LLC	5.550%	8/22/2034	279	275
	CGI Inc.	4.950%	3/14/2030	625	622
	CGI Inc.	2.300%	9/14/2031	400	347
	Cintas Corp. No. 2	4.200%	5/1/2028	750	747
	Cintas Corp. No. 2	4.000%	5/1/2032	950	915
	Cisco Systems Inc.	4.550%	2/24/2028	585	587
	Cisco Systems Inc.	4.850%	2/26/2029	6,640	6,710
	Cisco Systems Inc.	4.750%	2/24/2030	856	864
	Cisco Systems Inc.	4.950%	2/26/2031	2,921	2,969
	Cisco Systems Inc.	4.950%	2/24/2032	1,887	1,910
	Cisco Systems Inc.	5.050%	2/26/2034	3,295	3,324
	Cisco Systems Inc.	5.100%	2/24/2035	992	1,002
	Cisco Systems Inc.	5.900%	2/15/2039	1,400	1,483
	Cisco Systems Inc.	5.500%	1/15/2040	1,275	1,299
	Cisco Systems Inc.	5.300%	2/26/2054	1,600	1,513
	Cisco Systems Inc.	5.500%	2/24/2055	463	452
	Cisco Systems Inc.	5.350%	2/26/2064	815	761
	Concentrix Corp.	6.600%	8/2/2028	707	705
	Concentrix Corp.	6.500%	3/1/2029	400	386
	Concentrix Corp.	6.850%	8/2/2033	500	444
	Corning Inc.	4.700%	3/15/2037	750	719
	Corning Inc.	5.750%	8/15/2040	665	681
	Corning Inc.	4.750%	3/15/2042	420	384
	Corning Inc.	5.850%	11/15/2068	400	395
	Corning Inc.	5.450%	11/15/2079	700	649
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	625	596
	Dell Inc.	7.100%	4/15/2028	70	73
	Dell Inc.	6.500%	4/15/2038	400	430
	Dell International LLC	6.100%	7/15/2027	800	813
	Dell International LLC	5.250%	2/1/2028	885	895
	Dell International LLC	4.750%	4/1/2028	378	379
	Dell International LLC	4.150%	2/15/2029	599	592
	Dell International LLC	5.300%	10/1/2029	212	216
	Dell International LLC	4.350%	2/1/2030	350	345
	Dell International LLC	5.000%	4/1/2030	246	248
	Dell International LLC	6.200%	7/15/2030	475	498
	Dell International LLC	4.500%	2/15/2031	1,907	1,881
	Dell International LLC	4.750%	7/15/2031	825	820
	Dell International LLC	5.300%	4/1/2032	1,666	1,694
	Dell International LLC	4.750%	10/6/2032	1,019	1,007
	Dell International LLC	5.750%	2/1/2033	700	728
	Dell International LLC	5.000%	2/15/2034	750	740
	Dell International LLC	5.400%	4/15/2034	825	837
	Dell International LLC	4.850%	2/1/2035	2,258	2,202
	Dell International LLC	5.500%	4/1/2035	1,056	1,075
	Dell International LLC	5.100%	2/15/2036	1,024	1,009
	Dell International LLC	8.100%	7/15/2036	972	1,156
	Dell International LLC	5.250%	2/15/2037	1,025	1,009
	Dell International LLC	3.375%	12/15/2041	500	381
	Dell International LLC	8.350%	7/15/2046	571	721
	Dell International LLC	3.450%	12/15/2051	500	349
	DXC Technology Co.	2.375%	9/15/2028	600	565
	Equifax Inc.	5.100%	6/1/2028	1,500	1,512
	Equifax Inc.	4.800%	9/15/2029	276	276
	Equifax Inc.	3.100%	5/15/2030	445	417
	Equifax Inc.	2.350%	9/15/2031	900	792
[4]	Fidelity National Information Services Inc.	1.650%	3/1/2028	1,900	1,808
	Fidelity National Information Services Inc.	4.450%	3/10/2028	1,700	1,694
	Fidelity National Information Services Inc.	4.550%	3/10/2029	1,900	1,885
[4]	Fidelity National Information Services Inc.	2.250%	3/1/2031	700	620
	Fidelity National Information Services Inc.	4.800%	3/10/2031	1,700	1,682
	Fidelity National Information Services Inc.	3.100%	3/1/2041	700	508
	Fiserv Inc.	4.200%	10/1/2028	800	789
	Fiserv Inc.	3.500%	7/1/2029	3,697	3,548
	Fiserv Inc.	4.750%	3/15/2030	1,000	990

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	2.650%	6/1/2030	1,900	1,738
Fiserv Inc.	4.550%	2/15/2031	418	408
Fiserv Inc.	5.350%	3/15/2031	350	352
Fiserv Inc.	5.600%	3/2/2033	250	253
Fiserv Inc.	5.625%	8/21/2033	472	477
Fiserv Inc.	5.450%	3/15/2034	849	842
Fiserv Inc.	5.150%	8/12/2034	1,000	972
Fiserv Inc.	5.250%	8/11/2035	694	676
Fiserv Inc.	4.400%	7/1/2049	812	647
Flex Ltd.	4.875%	6/15/2029	664	665
Flex Ltd.	5.250%	1/15/2032	843	844
Flex Ltd.	5.375%	11/13/2035	498	491
Fortinet Inc.	2.200%	3/15/2031	500	446
Gartner Inc.	4.950%	3/20/2031	850	830
Gartner Inc.	5.600%	11/20/2035	850	804
Genpact Luxembourg Sarl	6.000%	6/4/2029	250	256
Genpact UK Finco plc	4.950%	11/18/2030	274	270
Hewlett Packard Enterprise Co.	4.050%	9/15/2027	723	719
Hewlett Packard Enterprise Co.	4.400%	9/25/2027	335	334
Hewlett Packard Enterprise Co.	4.500%	3/23/2028	365	365
Hewlett Packard Enterprise Co.	5.250%	7/1/2028	1,000	1,012
Hewlett Packard Enterprise Co.	4.150%	9/15/2028	680	673
Hewlett Packard Enterprise Co.	4.600%	3/23/2029	454	453
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	1,515	1,506
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	1,063	1,043
Hewlett Packard Enterprise Co.	4.850%	10/15/2031	750	747
Hewlett Packard Enterprise Co.	5.250%	4/1/2033	418	420
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	3,075	3,014
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	771	790
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	1,619	1,502
HP Inc.	4.750%	1/15/2028	675	677
HP Inc.	4.000%	4/15/2029	400	392
HP Inc.	5.400%	4/25/2030	1,025	1,043
HP Inc.	3.400%	6/17/2030	800	758
HP Inc.	2.650%	6/17/2031	900	805
HP Inc.	4.200%	4/15/2032	791	755
HP Inc.	6.100%	4/25/2035	964	1,009
HP Inc.	6.000%	9/15/2041	510	513
Hubbell Inc.	3.150%	8/15/2027	275	271
Hubbell Inc.	3.500%	2/15/2028	400	394
Hubbell Inc.	4.650%	6/15/2031	500	498
Hubbell Inc.	4.900%	6/15/2033	531	527
Hubbell Inc.	4.800%	11/15/2035	395	384
Hubbell Inc.	5.150%	6/15/2036	368	366
IBM International Capital Pte. Ltd.	5.300%	2/5/2054	842	757
Intel Corp.	3.750%	8/5/2027	400	397
Intel Corp.	4.875%	2/10/2028	1,500	1,506
Intel Corp.	1.600%	8/12/2028	900	847
Intel Corp.	2.450%	11/15/2029	2,900	2,698
Intel Corp.	5.125%	2/10/2030	1,000	1,012
Intel Corp.	3.900%	3/25/2030	1,240	1,204
Intel Corp.	5.000%	2/21/2031	1,400	1,410
Intel Corp.	4.650%	6/1/2031	862	854
Intel Corp.	2.000%	8/12/2031	800	697
Intel Corp.	4.150%	8/5/2032	2,775	2,661
Intel Corp.	4.000%	12/15/2032	1,625	1,534
Intel Corp.	5.200%	2/10/2033	1,850	1,871
Intel Corp.	5.000%	8/15/2033	1,628	1,615
Intel Corp.	5.300%	5/15/2036	1,841	1,831
Intel Corp.	4.600%	3/25/2040	600	541
Intel Corp.	2.800%	8/12/2041	700	489
Intel Corp.	4.800%	10/1/2041	1,065	951
Intel Corp.	4.900%	7/29/2045	2,000	1,735
Intel Corp.	4.100%	5/19/2046	1,350	1,047
Intel Corp.	4.100%	5/11/2047	800	609
Intel Corp.	3.734%	12/8/2047	1,200	864
Intel Corp.	3.250%	11/15/2049	600	391
Intel Corp.	4.750%	3/25/2050	2,185	1,812
Intel Corp.	3.050%	8/12/2051	1,000	626
Intel Corp.	4.900%	8/5/2052	1,100	924

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	5.700%	2/10/2053	2,584	2,437
	Intel Corp.	6.125%	5/15/2056	1,800	1,799
	Intel Corp.	3.100%	2/15/2060	700	398
	Intel Corp.	3.200%	8/12/2061	700	406
	Intel Corp.	5.050%	8/5/2062	1,000	835
	Intel Corp.	5.900%	2/10/2063	985	942
	Intel Corp.	6.200%	5/15/2066	400	397
	International Business Machines Corp.	4.500%	2/6/2028	1,410	1,411
	International Business Machines Corp.	4.000%	2/3/2029	429	424
	International Business Machines Corp.	3.500%	5/15/2029	2,975	2,891
	International Business Machines Corp.	1.950%	5/15/2030	2,200	1,988
	International Business Machines Corp.	4.600%	2/3/2033	369	361
	International Business Machines Corp.	4.750%	2/6/2033	5,500	5,464
[4]	International Business Machines Corp.	5.200%	2/10/2035	800	803
	International Business Machines Corp.	4.950%	2/3/2036	774	755
	International Business Machines Corp.	4.150%	5/15/2039	779	678
	International Business Machines Corp.	2.850%	5/15/2040	970	708
	International Business Machines Corp.	4.000%	6/20/2042	1,287	1,052
	International Business Machines Corp.	4.250%	5/15/2049	1,800	1,409
	International Business Machines Corp.	2.950%	5/15/2050	545	338
	International Business Machines Corp.	4.900%	7/27/2052	304	258
	International Business Machines Corp.	5.100%	2/6/2053	1,850	1,622
[4]	International Business Machines Corp.	5.700%	2/10/2055	2,449	2,345
	International Business Machines Corp.	5.800%	2/3/2056	697	675
	Intuit Inc.	1.650%	7/15/2030	1,100	978
	Intuit Inc.	4.950%	6/15/2031	625	625
	Intuit Inc.	5.200%	9/15/2033	1,000	1,004
	Intuit Inc.	5.500%	6/15/2036	825	822
	Intuit Inc.	5.500%	9/15/2053	990	890
	Jabil Inc.	3.950%	1/12/2028	400	396
	Jabil Inc.	4.200%	2/1/2029	219	216
	Jabil Inc.	3.600%	1/15/2030	500	478
	Jabil Inc.	3.000%	1/15/2031	450	414
	Jabil Inc.	4.750%	2/1/2033	191	186
	Juniper Networks Inc.	3.750%	8/15/2029	500	482
	Juniper Networks Inc.	2.000%	12/10/2030	500	440
	Juniper Networks Inc.	5.950%	3/15/2041	150	150
	KLA Corp.	4.100%	3/15/2029	300	297
	KLA Corp.	4.650%	7/15/2032	900	899
	KLA Corp.	4.700%	2/1/2034	750	741
	KLA Corp.	5.000%	3/15/2049	800	732
	KLA Corp.	3.300%	3/1/2050	700	483
	KLA Corp.	4.950%	7/15/2052	1,000	907
	KLA Corp.	5.250%	7/15/2062	500	463
	Kyndryl Holdings Inc.	2.700%	10/15/2028	100	94
	Kyndryl Holdings Inc.	3.150%	10/15/2031	1,000	834
	Kyndryl Holdings Inc.	4.100%	10/15/2041	600	427
	Lam Research Corp.	4.000%	3/15/2029	1,050	1,038
	Lam Research Corp.	1.900%	6/15/2030	785	710
	Lam Research Corp.	4.875%	3/15/2049	500	454
	Lam Research Corp.	2.875%	6/15/2050	500	321
	Lam Research Corp.	3.125%	6/15/2060	400	250
	Leidos Inc.	4.100%	3/15/2029	500	492
	Leidos Inc.	2.300%	2/15/2031	800	711
	Leidos Inc.	5.750%	3/15/2033	397	408
	Leidos Inc.	5.500%	3/15/2035	364	367
	Leidos Inc.	5.000%	3/15/2036	826	795
	Marvell Technology Inc.	2.450%	4/15/2028	400	385
[4]	Marvell Technology Inc.	4.875%	6/22/2028	300	301
	Marvell Technology Inc.	5.750%	2/15/2029	300	308
	Marvell Technology Inc.	4.750%	7/15/2030	300	299
	Marvell Technology Inc.	2.950%	4/15/2031	2,200	2,021
	Marvell Technology Inc.	5.950%	9/15/2033	400	420
	Marvell Technology Inc.	5.450%	7/15/2035	350	355
	Marvell Technology Inc.	5.300%	4/15/2036	346	344
	Microchip Technology Inc.	4.900%	3/15/2028	675	678
	Microchip Technology Inc.	5.050%	3/15/2029	3,200	3,224
	Microchip Technology Inc.	5.050%	2/15/2030	575	577
	Micron Technology Inc.	2.703%	4/15/2032	700	627
	Micron Technology Inc.	3.366%	11/1/2041	500	390

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Micron Technology Inc.	3.477%	11/1/2051	500	356
	Microsoft Corp.	1.350%	9/15/2030	1,000	888
	Microsoft Corp.	3.500%	2/12/2035	1,000	921
	Microsoft Corp.	3.450%	8/8/2036	2,750	2,453
	Microsoft Corp.	4.100%	2/6/2037	1,075	1,011
	Microsoft Corp.	3.700%	8/8/2046	1,424	1,110
	Microsoft Corp.	4.500%	6/15/2047	1,125	981
	Microsoft Corp.	2.525%	6/1/2050	6,171	3,671
	Microsoft Corp.	2.500%	9/15/2050	1,400	826
	Microsoft Corp.	2.921%	3/17/2052	4,176	2,651
	Microsoft Corp.	3.950%	8/8/2056	1,000	759
	Microsoft Corp.	2.675%	6/1/2060	2,618	1,445
[9]	Mobility Global Inc.	5.050%	6/15/2029	549	550
[9]	Mobility Global Inc.	5.450%	6/15/2031	547	553
[9]	Mobility Global Inc.	6.050%	6/15/2036	572	578
	Moody's Corp.	3.250%	1/15/2028	300	295
	Moody's Corp.	2.000%	8/19/2031	2,100	1,847
	Moody's Corp.	2.750%	8/19/2041	600	425
	Moody's Corp.	5.250%	7/15/2044	600	565
	Moody's Corp.	4.875%	12/17/2048	300	265
	Moody's Corp.	3.250%	5/20/2050	250	168
	Moody's Corp.	3.750%	2/25/2052	500	367
	Moody's Corp.	3.100%	11/29/2061	250	150
	Motorola Solutions Inc.	4.600%	2/23/2028	700	702
	Motorola Solutions Inc.	5.000%	4/15/2029	200	202
	Motorola Solutions Inc.	4.600%	5/23/2029	700	698
	Motorola Solutions Inc.	4.850%	8/15/2030	475	476
	Motorola Solutions Inc.	2.300%	11/15/2030	1,000	901
	Motorola Solutions Inc.	2.750%	5/24/2031	500	454
	Motorola Solutions Inc.	5.200%	8/15/2032	200	202
	Motorola Solutions Inc.	5.550%	8/15/2035	3,725	3,792
	Motorola Solutions Inc.	5.500%	9/1/2044	300	290
	MSCI Inc.	5.250%	9/1/2035	425	416
	NetApp Inc.	2.700%	6/22/2030	600	553
	NetApp Inc.	5.500%	3/17/2032	777	793
	NetApp Inc.	5.700%	3/17/2035	695	712
	Nokia OYJ	6.625%	5/15/2039	425	451
	Nordson Corp.	5.600%	9/15/2028	300	306
	Nordson Corp.	4.500%	12/15/2029	500	497
	Nordson Corp.	5.800%	9/15/2033	500	520
	NVIDIA Corp.	1.550%	6/15/2028	1,000	948
	NVIDIA Corp.	4.250%	6/15/2028	2,900	2,894
	NVIDIA Corp.	4.350%	6/15/2029	2,900	2,891
	NVIDIA Corp.	2.850%	4/1/2030	1,150	1,088
	NVIDIA Corp.	2.000%	6/15/2031	1,350	1,204
	NVIDIA Corp.	4.500%	6/15/2031	3,389	3,377
	NVIDIA Corp.	4.750%	6/15/2033	2,905	2,896
	NVIDIA Corp.	4.950%	6/15/2036	3,320	3,291
	NVIDIA Corp.	5.550%	6/15/2046	2,490	2,471
	NVIDIA Corp.	3.500%	4/1/2050	2,965	2,171
	NVIDIA Corp.	5.625%	6/15/2056	2,890	2,868
	NVIDIA Corp.	3.700%	4/1/2060	350	253
	NXP BV	5.550%	12/1/2028	375	382
	NXP BV	4.300%	6/18/2029	750	742
	NXP BV	3.400%	5/1/2030	1,100	1,048
	NXP BV	2.500%	5/11/2031	900	808
	NXP BV	2.650%	2/15/2032	1,917	1,697
	NXP BV	3.250%	5/11/2041	900	681
	NXP BV	3.125%	2/15/2042	500	363
	NXP BV	3.250%	11/30/2051	425	282
	Oracle Corp.	2.300%	3/25/2028	1,000	957
	Oracle Corp.	4.800%	8/3/2028	1,350	1,348
	Oracle Corp.	4.550%	2/4/2029	3,190	3,145
[4]	Oracle Corp.	4.200%	9/27/2029	1,617	1,572
	Oracle Corp.	6.150%	11/9/2029	1,075	1,106
	Oracle Corp.	2.950%	4/1/2030	2,950	2,716
	Oracle Corp.	4.450%	9/26/2030	2,436	2,352
	Oracle Corp.	4.950%	2/4/2031	2,850	2,792
	Oracle Corp.	2.875%	3/25/2031	2,812	2,513
	Oracle Corp.	5.250%	2/3/2032	954	940

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	4.800%	9/26/2032	2,450	2,331
	Oracle Corp.	6.250%	11/9/2032	4,750	4,882
	Oracle Corp.	5.350%	5/4/2033	2,419	2,349
	Oracle Corp.	4.300%	7/8/2034	1,600	1,428
	Oracle Corp.	4.700%	9/27/2034	1,000	916
	Oracle Corp.	3.900%	5/15/2035	1,375	1,168
	Oracle Corp.	5.500%	8/3/2035	1,524	1,458
	Oracle Corp.	5.200%	9/26/2035	2,451	2,294
	Oracle Corp.	5.700%	2/4/2036	3,720	3,607
	Oracle Corp.	3.850%	7/15/2036	1,180	980
	Oracle Corp.	3.800%	11/15/2037	1,484	1,189
	Oracle Corp.	6.125%	7/8/2039	232	224
	Oracle Corp.	3.600%	4/1/2040	2,575	1,878
	Oracle Corp.	5.375%	7/15/2040	3,638	3,200
	Oracle Corp.	3.650%	3/25/2041	2,418	1,737
	Oracle Corp.	4.500%	7/8/2044	1,168	870
	Oracle Corp.	4.125%	5/15/2045	825	575
	Oracle Corp.	5.875%	9/26/2045	2,500	2,190
	Oracle Corp.	6.550%	2/4/2046	2,237	2,110
	Oracle Corp.	4.000%	7/15/2046	3,200	2,161
	Oracle Corp.	4.000%	11/15/2047	625	416
	Oracle Corp.	3.600%	4/1/2050	3,630	2,205
	Oracle Corp.	3.950%	3/25/2051	1,421	910
	Oracle Corp.	6.900%	11/9/2052	1,875	1,798
	Oracle Corp.	5.550%	2/6/2053	2,112	1,702
	Oracle Corp.	5.375%	9/27/2054	1,000	783
	Oracle Corp.	6.000%	8/3/2055	3,801	3,239
	Oracle Corp.	5.950%	9/26/2055	2,790	2,371
	Oracle Corp.	6.700%	2/4/2056	3,826	3,602
	Oracle Corp.	3.850%	4/1/2060	3,773	2,215
	Oracle Corp.	4.100%	3/25/2061	676	413
	Oracle Corp.	6.125%	8/3/2065	832	699
	Oracle Corp.	6.100%	9/26/2065	1,652	1,381
	Oracle Corp.	6.850%	2/4/2066	3,125	2,911
	Paychex Inc.	5.100%	4/15/2030	1,182	1,192
	Paychex Inc.	5.350%	4/15/2032	1,500	1,518
	Paychex Inc.	5.600%	4/15/2035	1,035	1,045
	Qorvo Inc.	4.375%	10/15/2029	800	772
	QUALCOMM Inc.	1.300%	5/20/2028	964	911
	QUALCOMM Inc.	2.150%	5/20/2030	1,400	1,281
	QUALCOMM Inc.	1.650%	5/20/2032	2,131	1,805
	QUALCOMM Inc.	4.750%	5/20/2032	2,200	2,204
	QUALCOMM Inc.	5.400%	5/20/2033	650	673
	QUALCOMM Inc.	4.800%	5/20/2045	1,325	1,183
	QUALCOMM Inc.	4.300%	5/20/2047	1,475	1,202
	QUALCOMM Inc.	3.250%	5/20/2050	500	337
	QUALCOMM Inc.	4.500%	5/20/2052	400	331
	QUALCOMM Inc.	6.000%	5/20/2053	650	664
	Quanta Services Inc.	4.750%	8/9/2027	1,500	1,504
	Quanta Services Inc.	4.300%	8/9/2028	1,175	1,170
	Quanta Services Inc.	2.900%	10/1/2030	800	744
	Quanta Services Inc.	4.500%	1/15/2031	1,225	1,210
	Quanta Services Inc.	5.250%	8/9/2034	550	556
	Quanta Services Inc.	5.100%	8/9/2035	1,000	994
	RELX Capital Inc.	4.000%	3/18/2029	800	787
	RELX Capital Inc.	4.750%	3/27/2030	253	253
	RELX Capital Inc.	3.000%	5/22/2030	500	469
	RELX Capital Inc.	4.750%	5/20/2032	500	496
	RELX Capital Inc.	5.250%	3/27/2035	198	200
	Roper Technologies Inc.	1.400%	9/15/2027	500	482
	Roper Technologies Inc.	4.200%	9/15/2028	650	645
	Roper Technologies Inc.	2.950%	9/15/2029	475	451
	Roper Technologies Inc.	2.000%	6/30/2030	525	471
	Roper Technologies Inc.	1.750%	2/15/2031	800	696
	Roper Technologies Inc.	4.900%	10/15/2034	850	821
	S&P Global Inc.	4.750%	8/1/2028	800	804
	S&P Global Inc.	2.950%	3/1/2029	1,100	1,056
	S&P Global Inc.	2.500%	12/1/2029	375	351
	S&P Global Inc.	1.250%	8/15/2030	500	437
[9]	S&P Global Inc.	4.250%	1/15/2031	566	554

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	S&P Global Inc.	2.900%	3/1/2032	1,200	1,087
[9]	S&P Global Inc.	4.800%	12/4/2035	167	163
	S&P Global Inc.	3.250%	12/1/2049	550	382
	S&P Global Inc.	3.700%	3/1/2052	900	667
	S&P Global Inc.	2.300%	8/15/2060	1,000	491
	S&P Global Inc.	3.900%	3/1/2062	250	180
	Salesforce Inc.	4.500%	3/15/2028	2,900	2,897
	Salesforce Inc.	3.700%	4/11/2028	1,275	1,258
	Salesforce Inc.	1.500%	7/15/2028	965	909
	Salesforce Inc.	4.650%	3/15/2029	3,525	3,524
	Salesforce Inc.	1.950%	7/15/2031	600	523
	Salesforce Inc.	4.900%	9/15/2031	4,608	4,597
	Salesforce Inc.	5.200%	3/15/2033	2,225	2,229
	Salesforce Inc.	5.550%	3/15/2036	3,625	3,615
	Salesforce Inc.	2.700%	7/15/2041	1,200	818
	Salesforce Inc.	6.400%	3/15/2046	1,200	1,211
	Salesforce Inc.	2.900%	7/15/2051	1,638	956
	Salesforce Inc.	6.550%	3/15/2056	3,025	3,028
	Salesforce Inc.	3.050%	7/15/2061	880	493
	Salesforce Inc.	6.700%	3/15/2066	875	880
	ServiceNow Inc.	4.250%	5/15/2028	625	623
	ServiceNow Inc.	1.400%	9/1/2030	1,200	1,052
	ServiceNow Inc.	4.700%	8/15/2031	505	502
	ServiceNow Inc.	5.050%	5/15/2033	532	531
	ServiceNow Inc.	5.400%	5/15/2036	1,022	1,021
[4]	ServiceNow Inc.	6.300%	5/15/2056	612	622
	Skyworks Solutions Inc.	3.000%	6/1/2031	500	449
	Sony Group Corp.	4.657%	6/30/2031	405	405
	Sony Group Corp.	5.089%	6/30/2036	405	405
	Synopsys Inc.	4.650%	4/1/2028	336	336
	Synopsys Inc.	4.850%	4/1/2030	306	307
	Synopsys Inc.	5.000%	4/1/2032	483	484
	Synopsys Inc.	5.150%	4/1/2035	5,688	5,660
	Synopsys Inc.	5.700%	4/1/2055	586	569
	TD SYNNEX Corp.	2.375%	8/9/2028	2,500	2,378
	TD SYNNEX Corp.	4.300%	1/17/2029	607	599
	TD SYNNEX Corp.	5.300%	10/10/2035	1,250	1,230
	Teledyne FLIR LLC	2.500%	8/1/2030	500	457
	Texas Instruments Inc.	2.900%	11/3/2027	400	393
	Texas Instruments Inc.	4.600%	2/15/2028	500	502
	Texas Instruments Inc.	2.250%	9/4/2029	1,100	1,029
	Texas Instruments Inc.	4.500%	5/23/2030	550	550
	Texas Instruments Inc.	1.900%	9/15/2031	450	395
	Texas Instruments Inc.	4.900%	3/14/2033	800	810
	Texas Instruments Inc.	3.875%	3/15/2039	600	525
	Texas Instruments Inc.	4.150%	5/15/2048	1,225	1,006
	Texas Instruments Inc.	2.700%	9/15/2051	400	245
	Texas Instruments Inc.	5.000%	3/14/2053	1,800	1,643
	Texas Instruments Inc.	5.150%	2/8/2054	750	703
	Texas Instruments Inc.	5.050%	5/18/2063	1,979	1,767
[4]	TR Finance LLC	5.500%	8/15/2035	350	354
[4]	TR Finance LLC	5.850%	4/15/2040	400	398
	TSMC Arizona Corp.	4.125%	4/22/2029	500	496
	TSMC Arizona Corp.	2.500%	10/25/2031	1,000	904
	TSMC Arizona Corp.	4.250%	4/22/2032	450	444
	TSMC Arizona Corp.	3.125%	10/25/2041	875	708
	TSMC Arizona Corp.	3.250%	10/25/2051	800	601
	TSMC Arizona Corp.	4.500%	4/22/2052	900	838
	Verisk Analytics Inc.	4.125%	3/15/2029	900	889
	Verisk Analytics Inc.	4.450%	3/15/2031	288	282
	Verisk Analytics Inc.	5.250%	6/5/2034	550	549
	Verisk Analytics Inc.	5.250%	3/15/2035	477	474
	Verisk Analytics Inc.	5.125%	3/15/2036	775	757
	Verisk Analytics Inc.	3.625%	5/15/2050	1,200	849
	VMware LLC	1.800%	8/15/2028	700	662
	VMware LLC	4.700%	5/15/2030	860	861
	VMware LLC	2.200%	8/15/2031	1,400	1,233
	Workday Inc.	3.700%	4/1/2029	1,600	1,555
	Workday Inc.	3.800%	4/1/2032	1,800	1,676

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xilinx Inc.	2.375%	6/1/2030	550	507
					562,981
Utilities (1.0%)
	AEP Texas Inc.	3.950%	6/1/2028	400	395
	AEP Texas Inc.	5.450%	5/15/2029	650	663
	AEP Texas Inc.	5.400%	6/1/2033	1,250	1,269
	AEP Texas Inc.	5.700%	5/15/2034	1,140	1,177
[4]	AEP Texas Inc.	5.200%	4/15/2036	300	296
	AEP Texas Inc.	3.800%	10/1/2047	250	186
	AEP Texas Inc.	5.250%	5/15/2052	200	181
	AEP Texas Inc.	5.850%	10/15/2055	703	690
	AEP Transmission Co. LLC	5.150%	4/1/2034	250	252
	AEP Transmission Co. LLC	5.250%	6/1/2036	1,967	1,974
	AEP Transmission Co. LLC	4.000%	12/1/2046	325	261
	AEP Transmission Co. LLC	3.750%	12/1/2047	450	341
	AEP Transmission Co. LLC	4.250%	9/15/2048	325	266
	AEP Transmission Co. LLC	3.800%	6/15/2049	270	202
	AEP Transmission Co. LLC	3.150%	9/15/2049	70	47
[4]	AEP Transmission Co. LLC	3.650%	4/1/2050	300	221
[4]	AEP Transmission Co. LLC	2.750%	8/15/2051	250	152
[4]	AEP Transmission Co. LLC	4.500%	6/15/2052	500	416
	AEP Transmission Co. LLC	5.400%	3/15/2053	250	239
	AES Corp.	5.450%	6/1/2028	575	581
	AES Corp.	5.200%	7/15/2029	250	251
	AES Corp.	2.450%	1/15/2031	800	715
	AES Corp.	5.800%	3/15/2032	1,161	1,176
	AES Corp.	5.750%	7/15/2033	250	251
	Alabama Power Co.	3.750%	9/1/2027	200	199
[4]	Alabama Power Co.	1.450%	9/15/2030	500	439
[4]	Alabama Power Co.	4.300%	3/15/2031	325	320
	Alabama Power Co.	3.050%	3/15/2032	600	550
	Alabama Power Co.	3.940%	9/1/2032	500	478
	Alabama Power Co.	5.100%	4/2/2035	160	161
	Alabama Power Co.	6.000%	3/1/2039	100	106
	Alabama Power Co.	3.850%	12/1/2042	125	102
	Alabama Power Co.	4.150%	8/15/2044	550	456
	Alabama Power Co.	3.750%	3/1/2045	570	443
	Alabama Power Co.	4.300%	1/2/2046	300	250
[4]	Alabama Power Co.	3.700%	12/1/2047	325	244
	Alabama Power Co.	3.450%	10/1/2049	475	337
	Alabama Power Co.	3.125%	7/15/2051	1,800	1,185
	Alabama Power Co.	3.000%	3/15/2052	575	366
	Alliant Energy Corp.	5.750%	4/1/2056	286	283
	Ameren Corp.	1.750%	3/15/2028	500	477
	Ameren Corp.	5.000%	1/15/2029	575	580
	Ameren Corp.	3.500%	1/15/2031	1,180	1,118
	Ameren Corp.	5.375%	3/15/2035	2,258	2,283
	Ameren Corp.	5.000%	5/15/2036	825	805
	Ameren Illinois Co.	3.800%	5/15/2028	350	346
	Ameren Illinois Co.	1.550%	11/15/2030	500	440
	Ameren Illinois Co.	3.850%	9/1/2032	190	180
	Ameren Illinois Co.	4.150%	3/15/2046	475	388
	Ameren Illinois Co.	3.700%	12/1/2047	350	265
	Ameren Illinois Co.	3.250%	3/15/2050	240	164
	Ameren Illinois Co.	2.900%	6/15/2051	500	315
	Ameren Illinois Co.	5.900%	12/1/2052	500	511
	Ameren Illinois Co.	5.550%	7/1/2054	275	267
	Ameren Illinois Co.	5.625%	3/1/2055	838	823
	American Electric Power Co. Inc.	5.750%	11/1/2027	500	508
[4]	American Electric Power Co. Inc.	4.300%	12/1/2028	500	497
	American Electric Power Co. Inc.	5.200%	1/15/2029	600	609
	American Electric Power Co. Inc.	5.950%	11/1/2032	2,000	2,107
	American Electric Power Co. Inc.	6.950%	12/15/2054	750	800
[4]	American Electric Power Co. Inc.	7.050%	12/15/2054	900	935
[4]	American Electric Power Co. Inc.	5.800%	3/15/2056	967	961
[4]	American Electric Power Co. Inc.	6.050%	3/15/2056	741	737
	American Water Capital Corp.	2.950%	9/1/2027	1,225	1,206
	American Water Capital Corp.	3.450%	6/1/2029	1,250	1,212
	American Water Capital Corp.	4.625%	6/1/2029	300	300

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	2.800%	5/1/2030	200	187
	American Water Capital Corp.	2.300%	6/1/2031	300	268
	American Water Capital Corp.	4.450%	6/1/2032	700	687
	American Water Capital Corp.	5.150%	3/1/2034	550	557
	American Water Capital Corp.	5.250%	3/1/2035	757	765
	American Water Capital Corp.	5.200%	4/1/2036	500	499
	American Water Capital Corp.	6.593%	10/15/2037	700	781
	American Water Capital Corp.	4.300%	12/1/2042	1,450	1,259
	American Water Capital Corp.	4.300%	9/1/2045	500	420
	American Water Capital Corp.	3.750%	9/1/2047	475	361
	American Water Capital Corp.	4.200%	9/1/2048	450	363
	American Water Capital Corp.	3.250%	6/1/2051	500	337
	American Water Capital Corp.	5.700%	9/1/2055	417	413
[4]	Appalachian Power Co.	2.700%	4/1/2031	417	380
[4]	Appalachian Power Co.	4.500%	8/1/2032	692	678
	Appalachian Power Co.	5.650%	4/1/2034	400	411
	Appalachian Power Co.	7.000%	4/1/2038	460	513
	Appalachian Power Co.	4.400%	5/15/2044	575	485
[4]	Appalachian Power Co.	4.500%	3/1/2049	148	122
[4]	Appalachian Power Co.	3.700%	5/1/2050	300	216
	Arizona Public Service Co.	2.950%	9/15/2027	300	294
	Arizona Public Service Co.	2.600%	8/15/2029	500	470
	Arizona Public Service Co.	6.350%	12/15/2032	300	320
	Arizona Public Service Co.	5.700%	8/15/2034	1,125	1,161
	Arizona Public Service Co.	5.050%	9/1/2041	525	491
	Arizona Public Service Co.	4.500%	4/1/2042	325	284
	Arizona Public Service Co.	4.350%	11/15/2045	350	287
	Arizona Public Service Co.	3.750%	5/15/2046	395	298
	Arizona Public Service Co.	3.350%	5/15/2050	500	339
	Arizona Public Service Co.	5.900%	8/15/2055	850	852
	Atlantic City Electric Co.	2.300%	3/15/2031	500	449
	Atmos Energy Corp.	2.625%	9/15/2029	350	331
	Atmos Energy Corp.	1.500%	1/15/2031	1,000	873
	Atmos Energy Corp.	4.750%	1/15/2032	900	897
	Atmos Energy Corp.	5.450%	10/15/2032	250	257
	Atmos Energy Corp.	5.900%	11/15/2033	650	689
[4]	Atmos Energy Corp.	5.200%	8/15/2035	350	354
	Atmos Energy Corp.	5.500%	6/15/2041	600	601
	Atmos Energy Corp.	4.150%	1/15/2043	75	63
	Atmos Energy Corp.	4.125%	10/15/2044	950	794
	Atmos Energy Corp.	4.125%	3/15/2049	838	670
	Atmos Energy Corp.	3.375%	9/15/2049	720	505
	Atmos Energy Corp.	2.850%	2/15/2052	650	406
	Atmos Energy Corp.	5.750%	10/15/2052	500	503
	Atmos Energy Corp.	6.200%	11/15/2053	400	425
	Atmos Energy Corp.	5.000%	12/15/2054	450	405
	Atmos Energy Corp.	5.450%	1/15/2056	395	381
	Avangrid Inc.	3.800%	6/1/2029	600	584
	Avista Corp.	4.350%	6/1/2048	300	246
	Avista Corp.	4.000%	4/1/2052	346	261
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	1,050	936
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	299	302
[4]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	350	354
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	1,375	1,398
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	725	783
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	250	188
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	300	189
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	1,000	833
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	625	591
[4]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	300	295
	Baltimore Gas & Electric Co.	6.050%	6/1/2056	400	413
	Basin Electric Power Cooperative	5.850%	10/15/2055	500	487
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	250	245
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	1,000	966
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	1,250	1,083
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	1,700	1,813
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	639	602
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	705	603
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	250	188
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	350	288

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	1,750	1,396
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	1,000	612
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	400	333
	Black Hills Corp.	5.950%	3/15/2028	500	510
	Black Hills Corp.	3.050%	10/15/2029	170	161
	Black Hills Corp.	4.550%	1/31/2031	250	246
	Black Hills Corp.	4.350%	5/1/2033	350	333
	Black Hills Corp.	6.150%	5/15/2034	1,000	1,048
	Black Hills Corp.	6.000%	1/15/2035	900	935
	Black Hills Corp.	4.200%	9/15/2046	250	200
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	950	963
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	378	380
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	500	451
[4]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	500	455
[4]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	2,750	2,691
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	500	501
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	300	303
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	300	299
[4]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	773	764
[4]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	357	349
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	1,296	1,022
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	125	99
[4]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	200	129
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	700	483
[4]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	250	181
[4]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	262	234
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	500	474
	CenterPoint Energy Inc.	5.400%	6/1/2029	1,394	1,423
	CenterPoint Energy Inc.	2.950%	3/1/2030	286	269
[4]	CenterPoint Energy Inc.	7.000%	2/15/2055	300	311
	CenterPoint Energy Inc.	5.950%	4/1/2056	457	456
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	500	507
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	450	446
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	300	266
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	500	488
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	43	44
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	275	280
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	375	384
[4]	Centerpoint Energy Restoration Bond Co. III LLC	4.864%	12/15/2039	500	485
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	275	234
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	325	337
	CMS Energy Corp.	3.450%	8/15/2027	300	296
	CMS Energy Corp.	4.875%	3/1/2044	275	244
[4]	CMS Energy Corp.	4.750%	6/1/2050	400	392
	CMS Energy Corp.	6.500%	6/1/2055	814	831
[4]	Commonwealth Edison Co.	2.950%	8/15/2027	275	271
	Commonwealth Edison Co.	3.700%	8/15/2028	300	296
	Commonwealth Edison Co.	4.550%	6/1/2031	203	202
[4]	Commonwealth Edison Co.	3.150%	3/15/2032	300	276
	Commonwealth Edison Co.	4.900%	2/1/2033	300	302
	Commonwealth Edison Co.	5.300%	6/1/2034	475	486
	Commonwealth Edison Co.	5.900%	3/15/2036	500	529
	Commonwealth Edison Co.	6.450%	1/15/2038	384	422
	Commonwealth Edison Co.	4.700%	1/15/2044	825	737
	Commonwealth Edison Co.	3.700%	3/1/2045	625	483
	Commonwealth Edison Co.	4.350%	11/15/2045	900	756
	Commonwealth Edison Co.	3.650%	6/15/2046	500	377
[4]	Commonwealth Edison Co.	3.750%	8/15/2047	500	376
	Commonwealth Edison Co.	4.000%	3/1/2048	775	607
	Commonwealth Edison Co.	4.000%	3/1/2049	700	548
[4]	Commonwealth Edison Co.	3.200%	11/15/2049	250	169
	Commonwealth Edison Co.	3.000%	3/1/2050	500	325
[4]	Commonwealth Edison Co.	2.750%	9/1/2051	300	183
[4]	Commonwealth Edison Co.	3.850%	3/15/2052	384	285
	Commonwealth Edison Co.	5.300%	2/1/2053	500	466
	Commonwealth Edison Co.	5.650%	6/1/2054	100	99
	Commonwealth Edison Co.	5.950%	6/1/2055	1,430	1,456
	Commonwealth Edison Co.	5.850%	6/1/2056	326	329
	Connecticut Light & Power Co.	4.950%	1/15/2030	900	910
	Connecticut Light & Power Co.	4.950%	8/15/2034	100	100

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Light & Power Co.	4.300%	4/15/2044	375	317
[4]	Connecticut Light & Power Co.	4.150%	6/1/2045	75	62
	Connecticut Light & Power Co.	4.000%	4/1/2048	625	496
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	1,000	900
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	362	369
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	600	621
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	150	153
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	300	304
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	750	751
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	860	901
	Consolidated Edison Co. of New York Inc.	5.150%	6/15/2036	650	648
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	300	322
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	400	450
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	600	602
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	950	969
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	550	446
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	610	526
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	475	406
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	1,140	882
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	750	576
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	600	511
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	1,800	1,399
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	600	625
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	600	605
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	500	492
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	500	418
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	1,550	1,477
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	670	661
	Consolidated Edison Co. of New York Inc.	5.875%	6/15/2056	550	553
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	275	216
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	425	315
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	500	403
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	350	243
	Constellation Energy Generation LLC	3.900%	1/8/2028	303	300
	Constellation Energy Generation LLC	5.600%	3/1/2028	5,219	5,300
	Constellation Energy Generation LLC	4.550%	6/1/2029	650	648
	Constellation Energy Generation LLC	4.400%	1/15/2031	303	298
	Constellation Energy Generation LLC	4.800%	1/15/2032	531	527
	Constellation Energy Generation LLC	5.800%	3/1/2033	263	275
	Constellation Energy Generation LLC	6.125%	1/15/2034	500	531
	Constellation Energy Generation LLC	5.300%	6/1/2036	602	599
	Constellation Energy Generation LLC	6.250%	10/1/2039	767	809
	Constellation Energy Generation LLC	5.750%	10/1/2041	325	326
	Constellation Energy Generation LLC	5.600%	6/15/2042	688	678
	Constellation Energy Generation LLC	6.500%	10/1/2053	575	617
	Constellation Energy Generation LLC	5.750%	3/15/2054	750	739
	Constellation Energy Generation LLC	5.875%	1/15/2066	1,325	1,293
	Consumers Energy Co.	4.650%	3/1/2028	500	503
	Consumers Energy Co.	3.800%	11/15/2028	250	246
	Consumers Energy Co.	4.900%	2/15/2029	500	505
	Consumers Energy Co.	4.600%	5/30/2029	500	502
	Consumers Energy Co.	4.700%	1/15/2030	300	301
	Consumers Energy Co.	4.500%	1/15/2031	150	149
	Consumers Energy Co.	3.600%	8/15/2032	88	83
	Consumers Energy Co.	4.625%	5/15/2033	259	255
	Consumers Energy Co.	5.050%	5/15/2035	600	601
	Consumers Energy Co.	5.125%	5/1/2036	417	417
	Consumers Energy Co.	3.950%	5/15/2043	600	490
	Consumers Energy Co.	3.250%	8/15/2046	550	392
	Consumers Energy Co.	3.950%	7/15/2047	500	394
	Consumers Energy Co.	4.050%	5/15/2048	500	399
	Consumers Energy Co.	4.350%	4/15/2049	530	438
	Consumers Energy Co.	3.100%	8/15/2050	567	380
	Consumers Energy Co.	3.500%	8/1/2051	350	251
	Consumers Energy Co.	2.650%	8/15/2052	287	173
	Consumers Energy Co.	4.200%	9/1/2052	392	313
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	1,451	1,485
	Dayton Power & Light Co.	4.550%	8/15/2030	570	561
	Delmarva Power & Light Co.	4.150%	5/15/2045	600	493
	Dominion Energy Inc.	4.600%	5/15/2028	300	300

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	4.250%	6/1/2028	200	199
[4]	Dominion Energy Inc.	3.375%	4/1/2030	2,300	2,196
	Dominion Energy Inc.	5.000%	6/15/2030	375	379
[4]	Dominion Energy Inc.	2.250%	8/15/2031	920	813
[4]	Dominion Energy Inc.	4.350%	8/15/2032	324	313
	Dominion Energy Inc.	5.375%	11/15/2032	725	740
[4]	Dominion Energy Inc.	6.300%	3/15/2033	500	534
[4]	Dominion Energy Inc.	5.250%	8/1/2033	1,250	1,261
	Dominion Energy Inc.	5.450%	3/15/2035	508	516
[4]	Dominion Energy Inc.	5.950%	6/15/2035	600	630
	Dominion Energy Inc.	5.350%	6/15/2036	1,583	1,585
	Dominion Energy Inc.	7.000%	6/15/2038	300	339
[4]	Dominion Energy Inc.	3.300%	4/15/2041	500	380
[4]	Dominion Energy Inc.	4.900%	8/1/2041	890	820
[4]	Dominion Energy Inc.	4.050%	9/15/2042	400	326
[4]	Dominion Energy Inc.	4.600%	3/15/2049	500	417
[4]	Dominion Energy Inc.	4.850%	8/15/2052	500	431
[4]	Dominion Energy Inc.	7.000%	6/1/2054	500	530
	Dominion Energy Inc.	6.625%	5/15/2055	850	875
[4]	Dominion Energy Inc.	6.000%	2/15/2056	1,185	1,189
	Dominion Energy Inc.	6.200%	2/15/2056	1,075	1,079
[4]	Dominion Energy Inc.	6.150%	12/15/2056	259	260
	Dominion Energy Inc.	6.250%	12/15/2056	233	234
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	250	222
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	1,625	1,771
[4]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	200	203
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	750	796
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	250	250
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	341	304
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	425	380
[4]	DTE Electric Co.	1.900%	4/1/2028	500	480
	DTE Electric Co.	2.250%	3/1/2030	1,250	1,153
[4]	DTE Electric Co.	2.625%	3/1/2031	400	366
	DTE Electric Co.	5.200%	4/1/2033	500	510
	DTE Electric Co.	5.200%	3/1/2034	450	458
	DTE Electric Co.	5.250%	5/15/2035	550	556
[4]	DTE Electric Co.	4.850%	3/1/2036	1,723	1,684
[4]	DTE Electric Co.	4.000%	4/1/2043	300	248
	DTE Electric Co.	3.700%	3/15/2045	200	155
	DTE Electric Co.	3.750%	8/15/2047	450	345
[4]	DTE Electric Co.	4.050%	5/15/2048	2,000	1,593
	DTE Electric Co.	3.950%	3/1/2049	500	389
[4]	DTE Electric Co.	3.250%	4/1/2051	500	340
	DTE Electric Co.	5.400%	4/1/2053	250	240
	DTE Electric Co.	5.850%	5/15/2055	1,825	1,848
[4]	DTE Electric Co.	5.550%	3/1/2056	536	523
	DTE Energy Co.	4.950%	7/1/2027	300	301
	DTE Energy Co.	4.875%	6/1/2028	975	979
	DTE Energy Co.	5.100%	3/1/2029	1,500	1,517
[4]	DTE Energy Co.	3.400%	6/15/2029	140	135
	DTE Energy Co.	2.950%	3/1/2030	235	221
	DTE Energy Co.	5.200%	4/1/2030	493	500
	DTE Energy Co.	5.850%	6/1/2034	1,556	1,625
	DTE Energy Co.	5.050%	10/1/2035	1,333	1,309
[4]	DTE Energy Co.	6.200%	7/1/2058	400	403
	Duke Energy Carolinas LLC	3.950%	11/15/2028	2,000	1,976
[4]	Duke Energy Carolinas LLC	6.000%	12/1/2028	300	310
	Duke Energy Carolinas LLC	2.450%	8/15/2029	75	70
	Duke Energy Carolinas LLC	2.450%	2/1/2030	400	372
	Duke Energy Carolinas LLC	4.850%	3/15/2030	425	429
	Duke Energy Carolinas LLC	2.550%	4/15/2031	500	455
	Duke Energy Carolinas LLC	4.650%	6/15/2031	233	233
	Duke Energy Carolinas LLC	2.850%	3/15/2032	500	453
	Duke Energy Carolinas LLC	4.950%	1/15/2033	1,275	1,284
	Duke Energy Carolinas LLC	4.850%	1/15/2034	575	571
[4]	Duke Energy Carolinas LLC	5.250%	3/15/2035	500	506
	Duke Energy Carolinas LLC	5.150%	6/15/2036	479	479
	Duke Energy Carolinas LLC	6.100%	6/1/2037	425	451
	Duke Energy Carolinas LLC	6.000%	1/15/2038	325	344
	Duke Energy Carolinas LLC	6.050%	4/15/2038	525	558

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	5.300%	2/15/2040	710	703
	Duke Energy Carolinas LLC	4.250%	12/15/2041	1,000	866
	Duke Energy Carolinas LLC	4.000%	9/30/2042	675	559
	Duke Energy Carolinas LLC	3.875%	3/15/2046	500	391
	Duke Energy Carolinas LLC	3.700%	12/1/2047	425	319
	Duke Energy Carolinas LLC	3.950%	3/15/2048	400	312
	Duke Energy Carolinas LLC	3.200%	8/15/2049	750	507
	Duke Energy Carolinas LLC	3.450%	4/15/2051	500	352
	Duke Energy Carolinas LLC	5.400%	1/15/2054	2,550	2,431
	Duke Energy Carolinas LLC	5.750%	6/15/2056	650	649
[4]	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	910	892
	Duke Energy Corp.	5.000%	12/8/2027	500	504
	Duke Energy Corp.	4.300%	3/15/2028	500	498
	Duke Energy Corp.	2.450%	6/1/2030	950	873
	Duke Energy Corp.	2.550%	6/15/2031	625	564
	Duke Energy Corp.	4.500%	8/15/2032	1,000	981
	Duke Energy Corp.	5.750%	9/15/2033	500	522
	Duke Energy Corp.	5.450%	6/15/2034	400	408
	Duke Energy Corp.	4.950%	9/15/2035	458	448
	Duke Energy Corp.	3.300%	6/15/2041	200	152
	Duke Energy Corp.	4.800%	12/15/2045	1,200	1,049
	Duke Energy Corp.	3.750%	9/1/2046	906	677
	Duke Energy Corp.	4.200%	6/15/2049	1,200	933
	Duke Energy Corp.	3.500%	6/15/2051	600	409
	Duke Energy Corp.	5.000%	8/15/2052	767	667
	Duke Energy Corp.	6.100%	9/15/2053	1,100	1,118
	Duke Energy Corp.	5.800%	6/15/2054	475	463
	Duke Energy Corp.	6.450%	9/1/2054	550	570
	Duke Energy Florida LLC	3.800%	7/15/2028	425	420
	Duke Energy Florida LLC	2.500%	12/1/2029	2,150	2,011
	Duke Energy Florida LLC	1.750%	6/15/2030	1,700	1,524
	Duke Energy Florida LLC	4.200%	12/1/2030	110	108
	Duke Energy Florida LLC	2.400%	12/15/2031	600	534
	Duke Energy Florida LLC	5.875%	11/15/2033	500	527
	Duke Energy Florida LLC	4.850%	12/1/2035	200	196
	Duke Energy Florida LLC	6.350%	9/15/2037	426	462
	Duke Energy Florida LLC	6.400%	6/15/2038	800	872
	Duke Energy Florida LLC	3.400%	10/1/2046	500	362
	Duke Energy Florida LLC	4.200%	7/15/2048	425	341
	Duke Energy Florida LLC	3.000%	12/15/2051	500	321
	Duke Energy Florida LLC	5.950%	11/15/2052	500	512
	Duke Energy Florida LLC	6.200%	11/15/2053	1,250	1,319
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2029	205	197
	Duke Energy Indiana LLC	5.250%	3/1/2034	150	152
	Duke Energy Indiana LLC	6.120%	10/15/2035	1,175	1,247
[4]	Duke Energy Indiana LLC	4.950%	3/15/2036	105	103
[4]	Duke Energy Indiana LLC	4.900%	7/15/2043	250	230
	Duke Energy Indiana LLC	3.750%	5/15/2046	875	670
	Duke Energy Indiana LLC	2.750%	4/1/2050	775	476
	Duke Energy Indiana LLC	5.900%	5/15/2055	50	50
	Duke Energy Ohio Inc.	2.125%	6/1/2030	200	182
	Duke Energy Ohio Inc.	5.250%	4/1/2033	500	509
	Duke Energy Ohio Inc.	5.300%	6/15/2035	200	202
	Duke Energy Ohio Inc.	3.700%	6/15/2046	650	493
	Duke Energy Ohio Inc.	4.300%	2/1/2049	341	277
	Duke Energy Ohio Inc.	5.650%	4/1/2053	500	490
	Duke Energy Ohio Inc.	5.550%	3/15/2054	700	676
	Duke Energy Progress LLC	3.700%	9/1/2028	425	418
	Duke Energy Progress LLC	3.450%	3/15/2029	900	876
	Duke Energy Progress LLC	2.000%	8/15/2031	500	441
	Duke Energy Progress LLC	3.400%	4/1/2032	500	466
	Duke Energy Progress LLC	5.250%	3/15/2033	1,025	1,046
	Duke Energy Progress LLC	5.100%	3/15/2034	500	507
	Duke Energy Progress LLC	5.050%	3/15/2035	502	502
	Duke Energy Progress LLC	6.300%	4/1/2038	300	324
	Duke Energy Progress LLC	4.375%	3/30/2044	525	447
	Duke Energy Progress LLC	4.150%	12/1/2044	100	82
	Duke Energy Progress LLC	4.200%	8/15/2045	625	515
	Duke Energy Progress LLC	3.700%	10/15/2046	375	284
	Duke Energy Progress LLC	2.500%	8/15/2050	550	320

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	2.900%	8/15/2051	550	344
	Duke Energy Progress LLC	4.000%	4/1/2052	400	306
	Duke Energy Progress LLC	5.350%	3/15/2053	375	353
	Duke Energy Progress LLC	5.550%	3/15/2055	1,517	1,472
[4]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2028	116	111
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	375	321
[4]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2041	300	229
	Edison International	5.250%	11/15/2028	750	751
	Edison International	5.450%	6/15/2029	500	505
	Edison International	6.950%	11/15/2029	750	784
	Edison International	4.800%	3/15/2031	900	875
	Edison International	5.250%	3/15/2032	600	592
	El Paso Electric Co.	6.000%	5/15/2035	175	180
	El Paso Electric Co.	5.000%	12/1/2044	250	218
	Emera US Finance LP	4.750%	6/15/2046	1,160	988
	Enel Chile SA	4.875%	6/12/2028	600	602
	Entergy Arkansas LLC	5.150%	1/15/2033	500	506
	Entergy Arkansas LLC	5.450%	6/1/2034	475	489
	Entergy Arkansas LLC	4.950%	1/15/2036	321	315
	Entergy Arkansas LLC	4.200%	4/1/2049	500	399
	Entergy Arkansas LLC	3.350%	6/15/2052	800	540
	Entergy Arkansas LLC	5.750%	6/1/2054	250	249
	Entergy Arkansas LLC	5.750%	1/15/2056	364	361
	Entergy Corp.	1.900%	6/15/2028	500	475
	Entergy Corp.	2.800%	6/15/2030	500	465
	Entergy Corp.	2.400%	6/15/2031	500	445
	Entergy Corp.	3.750%	6/15/2050	1,261	917
[4]	Entergy Corp.	5.875%	6/15/2056	300	300
	Entergy Corp.	6.100%	6/15/2056	500	501
	Entergy Louisiana LLC	3.120%	9/1/2027	350	345
	Entergy Louisiana LLC	3.250%	4/1/2028	300	294
	Entergy Louisiana LLC	3.050%	6/1/2031	375	347
	Entergy Louisiana LLC	2.350%	6/15/2032	500	438
	Entergy Louisiana LLC	4.000%	3/15/2033	725	685
	Entergy Louisiana LLC	5.350%	3/15/2034	250	256
	Entergy Louisiana LLC	5.150%	9/15/2034	400	404
	Entergy Louisiana LLC	4.900%	4/15/2036	1,532	1,493
	Entergy Louisiana LLC	3.100%	6/15/2041	500	378
	Entergy Louisiana LLC	4.950%	1/15/2045	400	366
	Entergy Louisiana LLC	4.200%	9/1/2048	1,150	924
	Entergy Louisiana LLC	4.200%	4/1/2050	500	397
	Entergy Louisiana LLC	2.900%	3/15/2051	700	440
	Entergy Louisiana LLC	4.750%	9/15/2052	500	431
	Entergy Louisiana LLC	5.700%	3/15/2054	1,500	1,476
	Entergy Louisiana LLC	5.800%	3/15/2055	700	700
	Entergy Louisiana LLC	5.650%	4/15/2056	750	735
	Entergy Mississippi LLC	2.850%	6/1/2028	750	728
	Entergy Mississippi LLC	5.050%	4/15/2036	1,778	1,748
	Entergy Mississippi LLC	3.850%	6/1/2049	250	188
	Entergy Mississippi LLC	5.850%	6/1/2054	500	499
	Entergy Mississippi LLC	5.800%	4/15/2055	488	485
	Entergy Texas Inc.	4.000%	3/30/2029	300	296
	Entergy Texas Inc.	1.750%	3/15/2031	500	438
	Entergy Texas Inc.	5.250%	4/15/2035	175	175
	Entergy Texas Inc.	5.200%	6/15/2036	300	298
	Entergy Texas Inc.	3.550%	9/30/2049	905	646
	Entergy Texas Inc.	5.800%	9/1/2053	500	498
	Entergy Texas Inc.	5.550%	9/15/2054	250	240
	Essential Utilities Inc.	4.800%	8/15/2027	750	752
	Essential Utilities Inc.	3.566%	5/1/2029	1,275	1,236
	Essential Utilities Inc.	2.704%	4/15/2030	400	371
	Essential Utilities Inc.	5.375%	1/15/2034	500	506
	Essential Utilities Inc.	5.125%	3/15/2036	300	296
	Essential Utilities Inc.	4.276%	5/1/2049	435	347
	Essential Utilities Inc.	3.351%	4/15/2050	600	405
	Essential Utilities Inc.	5.300%	5/1/2052	500	457
	Evergy Inc.	4.250%	3/15/2029	278	275
	Evergy Kansas Central Inc.	5.250%	3/15/2035	356	357
[7]	Evergy Kansas Central Inc.	5.300%	7/1/2036	304	304
	Evergy Kansas Central Inc.	4.125%	3/1/2042	1,425	1,203

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Kansas Central Inc.	4.100%	4/1/2043	325	271
	Evergy Kansas Central Inc.	4.250%	12/1/2045	100	83
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,000	684
[4]	Evergy Metro Inc.	2.250%	6/1/2030	300	274
	Evergy Metro Inc.	4.950%	4/15/2033	510	509
	Evergy Metro Inc.	5.400%	4/1/2034	750	768
	Evergy Metro Inc.	5.125%	8/15/2035	750	742
	Evergy Metro Inc.	5.300%	10/1/2041	480	469
	Evergy Metro Inc.	4.200%	6/15/2047	225	183
[9]	Evergy Missouri West Inc.	5.650%	6/1/2034	400	407
[4]	Eversource Energy	3.300%	1/15/2028	200	196
	Eversource Energy	5.450%	3/1/2028	500	506
[4]	Eversource Energy	4.250%	4/1/2029	325	322
[4]	Eversource Energy	1.650%	8/15/2030	1,300	1,147
	Eversource Energy	2.550%	3/15/2031	300	270
	Eversource Energy	5.850%	4/15/2031	1,000	1,037
	Eversource Energy	3.375%	3/1/2032	564	518
	Eversource Energy	5.125%	5/15/2033	1,000	1,000
	Eversource Energy	5.950%	7/15/2034	1,450	1,514
	Eversource Energy	3.450%	1/15/2050	500	347
[4]	Eversource Energy	6.100%	8/15/2056	273	272
[4]	Eversource Energy	6.350%	8/15/2056	286	286
	Exelon Corp.	5.150%	3/15/2028	2,000	2,019
	Exelon Corp.	5.150%	3/15/2029	250	253
	Exelon Corp.	4.050%	4/15/2030	725	708
	Exelon Corp.	5.125%	3/15/2031	415	420
	Exelon Corp.	3.350%	3/15/2032	90	83
	Exelon Corp.	5.450%	3/15/2034	350	357
[4]	Exelon Corp.	4.950%	6/15/2035	284	276
	Exelon Corp.	5.625%	6/15/2035	415	425
	Exelon Corp.	4.950%	3/15/2036	667	648
	Exelon Corp.	5.600%	3/15/2053	2,625	2,512
	Exelon Corp.	5.875%	3/15/2055	404	399
	Exelon Corp.	6.500%	3/15/2055	370	380
[4]	FirstEnergy Corp.	3.900%	7/15/2027	750	746
	FirstEnergy Corp.	2.650%	3/1/2030	99	92
[4]	FirstEnergy Corp.	2.250%	9/1/2030	350	315
[4]	FirstEnergy Corp.	4.850%	7/15/2047	750	652
[9]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	400	398
[9]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	500	497
	FirstEnergy Transmission LLC	4.550%	1/15/2030	300	298
	FirstEnergy Transmission LLC	4.750%	1/15/2033	300	294
	FirstEnergy Transmission LLC	5.000%	1/15/2035	300	295
	Florida Power & Light Co.	4.400%	5/15/2028	675	675
	Florida Power & Light Co.	5.150%	6/15/2029	500	509
	Florida Power & Light Co.	4.625%	5/15/2030	675	677
	Florida Power & Light Co.	2.450%	2/3/2032	700	624
	Florida Power & Light Co.	5.100%	4/1/2033	800	810
	Florida Power & Light Co.	4.800%	5/15/2033	675	672
	Florida Power & Light Co.	5.625%	4/1/2034	225	234
	Florida Power & Light Co.	5.300%	6/15/2034	734	749
	Florida Power & Light Co.	4.950%	6/1/2035	50	50
	Florida Power & Light Co.	4.700%	2/15/2036	476	461
	Florida Power & Light Co.	5.125%	6/1/2036	414	414
	Florida Power & Light Co.	5.650%	2/1/2037	425	444
	Florida Power & Light Co.	5.950%	2/1/2038	175	185
	Florida Power & Light Co.	5.960%	4/1/2039	225	238
	Florida Power & Light Co.	4.125%	2/1/2042	1,025	875
	Florida Power & Light Co.	4.050%	6/1/2042	475	400
	Florida Power & Light Co.	3.800%	12/15/2042	500	405
	Florida Power & Light Co.	3.700%	12/1/2047	1,550	1,171
	Florida Power & Light Co.	3.950%	3/1/2048	800	627
	Florida Power & Light Co.	3.150%	10/1/2049	1,190	800
	Florida Power & Light Co.	2.875%	12/4/2051	2,500	1,566
	Florida Power & Light Co.	5.600%	6/15/2054	675	663
	Florida Power & Light Co.	5.750%	6/1/2056	355	357
	Florida Power & Light Co.	5.800%	3/15/2065	187	186
	Florida Power & Light Co.	5.600%	2/15/2066	625	602
	Florida Power & Light Co.	5.900%	6/1/2066	867	875
	Georgia Power Co.	4.650%	5/16/2028	2,150	2,157

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.000%	10/1/2028	500	495
	Georgia Power Co.	4.600%	6/15/2029	282	283
[4]	Georgia Power Co.	2.650%	9/15/2029	438	413
	Georgia Power Co.	4.550%	3/15/2030	650	649
	Georgia Power Co.	4.850%	3/15/2031	909	915
	Georgia Power Co.	4.950%	5/17/2033	1,725	1,735
	Georgia Power Co.	5.250%	3/15/2034	1,750	1,778
	Georgia Power Co.	5.200%	3/15/2035	659	666
[4]	Georgia Power Co.	4.750%	9/1/2040	625	584
	Georgia Power Co.	4.300%	3/15/2042	575	500
	Georgia Power Co.	4.300%	3/15/2043	250	214
[4]	Georgia Power Co.	3.250%	3/15/2051	500	338
	Georgia Power Co.	5.125%	5/15/2052	603	559
	Georgia Power Co.	5.500%	10/1/2055	500	482
	Hydro One Inc.	4.750%	5/30/2031	562	563
	Iberdrola International BV	6.750%	7/15/2036	175	196
	Idaho Power Co.	5.200%	8/15/2034	100	101
	Idaho Power Co.	4.850%	3/1/2036	326	317
[4]	Idaho Power Co.	4.200%	3/1/2048	404	329
[4]	Idaho Power Co.	5.500%	3/15/2053	500	485
[4]	Idaho Power Co.	5.700%	3/15/2055	465	465
	Indiana Michigan Power Co.	3.850%	5/15/2028	250	247
	Indiana Michigan Power Co.	6.050%	3/15/2037	500	528
[4]	Indiana Michigan Power Co.	4.550%	3/15/2046	340	291
[4]	Indiana Michigan Power Co.	3.750%	7/1/2047	250	188
	Indiana Michigan Power Co.	3.250%	5/1/2051	500	335
	Indiana Michigan Power Co.	5.625%	4/1/2053	500	491
	Indiana Michigan Power Co.	5.600%	3/15/2056	325	316
	Interstate Power & Light Co.	4.100%	9/26/2028	450	445
	Interstate Power & Light Co.	3.600%	4/1/2029	240	234
	Interstate Power & Light Co.	2.300%	6/1/2030	300	275
	Interstate Power & Light Co.	5.700%	10/15/2033	250	259
	Interstate Power & Light Co.	4.950%	9/30/2034	150	147
	Interstate Power & Light Co.	5.600%	6/29/2035	250	256
	Interstate Power & Light Co.	6.250%	7/15/2039	250	266
	Interstate Power & Light Co.	3.700%	9/15/2046	406	307
	Interstate Power & Light Co.	3.100%	11/30/2051	500	321
	Interstate Power & Light Co.	5.450%	9/30/2054	350	332
	IPALCO Enterprises Inc.	4.250%	5/1/2030	400	389
	IPALCO Enterprises Inc.	5.750%	4/1/2034	500	498
	ITC Holdings Corp.	3.350%	11/15/2027	150	148
	ITC Holdings Corp.	5.300%	7/1/2043	900	843
	Jersey Central Power & Light Co.	4.150%	1/15/2029	473	467
[9]	Jersey Central Power & Light Co.	4.600%	1/15/2030	293	291
	Jersey Central Power & Light Co.	4.400%	1/15/2031	300	295
	Jersey Central Power & Light Co.	5.100%	1/15/2035	300	299
	Jersey Central Power & Light Co.	5.150%	1/15/2036	275	273
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	132	128
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	589	559
[4]	Kentucky Utilities Co.	5.450%	4/15/2033	500	514
	Kentucky Utilities Co.	5.125%	11/1/2040	650	627
	Kentucky Utilities Co.	3.300%	6/1/2050	500	341
	Kentucky Utilities Co.	5.850%	8/15/2055	485	487
[4]	Louisville Gas & Electric Co.	5.450%	4/15/2033	500	513
[4]	Louisville Gas & Electric Co.	5.850%	8/15/2055	1,652	1,662
	MidAmerican Energy Co.	3.650%	4/15/2029	700	685
	MidAmerican Energy Co.	6.750%	12/30/2031	325	356
[4]	MidAmerican Energy Co.	5.800%	10/15/2036	775	816
	MidAmerican Energy Co.	4.800%	9/15/2043	300	270
	MidAmerican Energy Co.	4.400%	10/15/2044	400	341
	MidAmerican Energy Co.	4.250%	5/1/2046	1,000	827
	MidAmerican Energy Co.	3.650%	8/1/2048	575	425
	MidAmerican Energy Co.	5.850%	9/15/2054	815	826
	MidAmerican Energy Co.	5.300%	2/1/2055	900	842
[4]	Mississippi Power Co.	4.250%	3/15/2042	375	319
[9]	Monongahela Power Co.	4.450%	8/15/2029	146	145
	National Fuel Gas Co.	3.950%	9/15/2027	275	273
	National Fuel Gas Co.	4.750%	9/1/2028	750	749
	National Fuel Gas Co.	4.750%	5/15/2029	167	167
	National Fuel Gas Co.	5.500%	3/15/2030	195	199

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Fuel Gas Co.	2.950%	3/1/2031	100	91
	National Fuel Gas Co.	5.050%	10/15/2031	429	427
	National Fuel Gas Co.	5.950%	3/15/2035	495	510
	National Fuel Gas Co.	5.500%	5/15/2036	250	248
	National Grid plc	5.602%	6/12/2028	500	509
	National Grid plc	5.418%	1/11/2034	600	608
	National Grid plc	5.405%	6/9/2036	550	548
	National Grid USA	5.803%	4/1/2035	250	261
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	750	748
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	400	398
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	300	295
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	250	251
[4]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	700	694
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	250	246
[4]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	500	503
[4]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	667	658
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	784	767
	National Rural Utilities Cooperative Finance Corp.	4.400%	5/11/2029	375	373
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	2,000	2,030
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	625	632
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	425	392
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	387	382
[4]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	500	505
[4]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	300	260
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	1,014	968
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	248	239
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	500	525
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	500	501
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	400	332
[4]	Nevada Power Co.	5.900%	5/1/2053	500	501
	Nevada Power Co.	6.000%	3/15/2054	400	405
	Nevada Power Co.	6.250%	5/15/2055	100	100
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	919	920
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	532	533
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	750	754
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	566	569
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	750	756
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	350	340
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	300	284
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	250	253
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	950	962
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	3,000	2,737
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	1,000	986
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	300	265
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	700	713
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	863	867
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	2,218	2,229
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	1,400	1,421
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	981	891
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	1,600	1,518
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	950	988
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	825	845
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	1,500	1,483
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	1,200	1,222
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	400	393
[4]	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	827	827
[4]	NextEra Energy Capital Holdings Inc.	6.200%	10/1/2056	1,050	1,049
[4]	NextEra Energy Capital Holdings Inc.	6.625%	10/1/2066	375	381
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	800	789
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	300	299
	NiSource Inc.	5.250%	3/30/2028	550	556
	NiSource Inc.	5.200%	7/1/2029	933	947
	NiSource Inc.	2.950%	9/1/2029	1,614	1,532
	NiSource Inc.	3.600%	5/1/2030	500	480
	NiSource Inc.	1.700%	2/15/2031	500	436
	NiSource Inc.	4.750%	5/18/2031	221	220
	NiSource Inc.	5.350%	4/1/2034	1,058	1,078
	NiSource Inc.	5.350%	7/15/2035	2,050	2,067
	NiSource Inc.	5.300%	5/18/2036	142	142
	NiSource Inc.	5.950%	6/15/2041	882	906

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	5.250%	2/15/2043	200	188
	NiSource Inc.	5.650%	2/1/2045	267	261
	NiSource Inc.	4.375%	5/15/2047	1,825	1,499
	NiSource Inc.	5.000%	6/15/2052	302	266
	NiSource Inc.	6.950%	11/30/2054	105	109
	NiSource Inc.	6.375%	3/31/2055	600	618
	NiSource Inc.	5.850%	4/1/2055	1,370	1,359
	NiSource Inc.	5.750%	7/15/2056	250	250
	Northern States Power Co.	2.250%	4/1/2031	500	450
	Northern States Power Co.	5.050%	5/15/2035	200	201
	Northern States Power Co.	4.850%	5/15/2036	229	225
	Northern States Power Co.	6.250%	6/1/2036	325	352
	Northern States Power Co.	6.200%	7/1/2037	250	272
	Northern States Power Co.	5.350%	11/1/2039	375	375
	Northern States Power Co.	3.400%	8/15/2042	410	317
	Northern States Power Co.	3.600%	9/15/2047	800	599
	Northern States Power Co.	2.900%	3/1/2050	1,890	1,245
	Northern States Power Co.	2.600%	6/1/2051	374	228
	Northern States Power Co.	3.200%	4/1/2052	500	342
	Northern States Power Co.	4.500%	6/1/2052	450	379
	Northern States Power Co.	5.100%	5/15/2053	400	365
	Northern States Power Co.	5.400%	3/15/2054	500	479
	Northern States Power Co.	5.650%	6/15/2054	800	788
	Northern States Power Co.	5.650%	5/15/2055	1,300	1,282
	Northern States Power Co.	5.550%	5/15/2056	300	292
	Northwest Natural Holding Co.	7.000%	9/15/2055	200	208
	NorthWestern Corp.	4.176%	11/15/2044	500	416
	NSTAR Electric Co.	3.250%	5/15/2029	300	290
	NSTAR Electric Co.	4.850%	3/1/2030	539	543
	NSTAR Electric Co.	4.650%	5/15/2031	250	250
	NSTAR Electric Co.	5.400%	6/1/2034	250	255
	NSTAR Electric Co.	5.200%	3/1/2035	613	617
	NSTAR Electric Co.	5.200%	5/15/2036	129	129
	NSTAR Electric Co.	5.500%	3/15/2040	290	289
	NSTAR Electric Co.	4.950%	9/15/2052	350	313
	OGE Energy Corp.	5.450%	5/15/2029	150	153
	Oglethorpe Power Corp.	5.950%	11/1/2039	100	103
	Oglethorpe Power Corp.	5.375%	11/1/2040	1,130	1,102
	Oglethorpe Power Corp.	5.050%	10/1/2048	350	311
	Oglethorpe Power Corp.	5.250%	9/1/2050	300	273
	Oglethorpe Power Corp.	6.200%	12/1/2053	350	359
	Oglethorpe Power Corp.	5.800%	6/1/2054	400	392
	Oglethorpe Power Corp.	5.900%	2/1/2055	700	691
[4]	Ohio Power Co.	1.625%	1/15/2031	700	611
	Ohio Power Co.	5.000%	6/1/2033	500	499
	Ohio Power Co.	5.650%	6/1/2034	1,000	1,032
	Ohio Power Co.	4.000%	6/1/2049	500	382
[4]	Ohio Power Co.	2.900%	10/1/2051	700	429
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	300	296
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	500	476
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	600	571
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	300	308
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	225	182
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	250	192
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	202	202
	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	300	304
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	500	498
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	150	147
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	500	501
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	1,250	1,166
[9]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	550	544
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	250	246
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	1,000	1,129
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	575	599
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	195	198
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	470	458
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	500	447
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	200	155
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	250	190
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	400	315

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	565	421
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	200	146
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	1,250	741
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	1,500	1,329
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	253	238
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	400	386
	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	287	287
[9]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	407	413
	ONE Gas Inc.	5.100%	4/1/2029	1,200	1,215
	ONE Gas Inc.	2.000%	5/15/2030	200	181
	ONE Gas Inc.	4.658%	2/1/2044	507	450
	Pacific Gas & Electric Co.	2.100%	8/1/2027	650	633
	Pacific Gas & Electric Co.	5.000%	6/4/2028	80	80
	Pacific Gas & Electric Co.	3.000%	6/15/2028	600	581
	Pacific Gas & Electric Co.	3.750%	7/1/2028	1,700	1,670
	Pacific Gas & Electric Co.	6.100%	1/15/2029	1,617	1,665
	Pacific Gas & Electric Co.	5.550%	5/15/2029	700	714
	Pacific Gas & Electric Co.	4.550%	7/1/2030	3,150	3,103
	Pacific Gas & Electric Co.	2.500%	2/1/2031	2,500	2,244
	Pacific Gas & Electric Co.	3.250%	6/1/2031	500	461
	Pacific Gas & Electric Co.	5.050%	11/15/2031	521	520
	Pacific Gas & Electric Co.	4.400%	3/1/2032	388	375
	Pacific Gas & Electric Co.	5.900%	6/15/2032	500	517
	Pacific Gas & Electric Co.	5.050%	10/15/2032	400	397
	Pacific Gas & Electric Co.	6.150%	1/15/2033	550	574
	Pacific Gas & Electric Co.	6.400%	6/15/2033	442	468
	Pacific Gas & Electric Co.	6.950%	3/15/2034	675	736
	Pacific Gas & Electric Co.	5.800%	5/15/2034	1,800	1,840
	Pacific Gas & Electric Co.	5.700%	3/1/2035	2,420	2,444
	Pacific Gas & Electric Co.	5.200%	5/1/2036	409	397
	Pacific Gas & Electric Co.	5.600%	8/15/2036	556	556
	Pacific Gas & Electric Co.	4.500%	7/1/2040	2,300	1,982
	Pacific Gas & Electric Co.	3.300%	8/1/2040	800	599
	Pacific Gas & Electric Co.	4.200%	6/1/2041	500	409
	Pacific Gas & Electric Co.	4.750%	2/15/2044	1,500	1,267
	Pacific Gas & Electric Co.	4.300%	3/15/2045	1,075	844
	Pacific Gas & Electric Co.	3.950%	12/1/2047	1,700	1,242
	Pacific Gas & Electric Co.	4.950%	7/1/2050	3,500	2,921
	Pacific Gas & Electric Co.	3.500%	8/1/2050	849	566
	Pacific Gas & Electric Co.	6.700%	4/1/2053	500	519
	Pacific Gas & Electric Co.	5.900%	10/1/2054	1,000	944
	Pacific Gas & Electric Co.	6.150%	3/1/2055	596	581
	Pacific Gas & Electric Co.	6.100%	10/15/2055	250	242
	Pacific Gas & Electric Co.	6.000%	5/1/2056	625	598
	Pacific Gas & Electric Co.	6.300%	8/15/2056	550	548
	PacifiCorp	5.100%	2/15/2029	1,000	1,009
	PacifiCorp	3.500%	6/15/2029	1,000	965
	PacifiCorp	2.700%	9/15/2030	341	313
	PacifiCorp	5.300%	2/15/2031	212	215
	PacifiCorp	5.450%	2/15/2034	650	657
	PacifiCorp	6.100%	8/1/2036	525	545
	PacifiCorp	6.250%	10/15/2037	275	288
	PacifiCorp	6.000%	1/15/2039	500	510
	PacifiCorp	4.125%	1/15/2049	1,175	890
	PacifiCorp	4.150%	2/15/2050	200	152
	PacifiCorp	2.900%	6/15/2052	816	488
	PacifiCorp	5.350%	12/1/2053	250	224
	PacifiCorp	5.500%	5/15/2054	1,000	917
	PacifiCorp	5.800%	1/15/2055	2,765	2,638
	PECO Energy Co.	4.900%	6/15/2033	500	504
	PECO Energy Co.	4.875%	9/15/2035	325	322
	PECO Energy Co.	3.000%	9/15/2049	1,000	652
	PECO Energy Co.	2.800%	6/15/2050	1,000	623
	PECO Energy Co.	3.050%	3/15/2051	500	326
	PECO Energy Co.	2.850%	9/15/2051	500	311
	PECO Energy Co.	4.600%	5/15/2052	500	424
	PECO Energy Co.	5.250%	9/15/2054	200	186
	PECO Energy Co.	5.650%	9/15/2055	825	814
[4]	PG&E Energy Recovery Funding LLC	1.460%	7/15/2031	170	155
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	570	473

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	350	259
[4]	PG&E Recovery Funding LLC	4.838%	6/1/2033	490	491
[4]	PG&E Recovery Funding LLC	5.256%	1/15/2038	1,300	1,310
[4]	PG&E Recovery Funding LLC	5.231%	6/1/2042	600	598
[4]	PG&E Recovery Funding LLC	5.536%	7/15/2047	410	406
[4]	PG&E Recovery Funding LLC	5.529%	6/1/2049	1,200	1,194
[4]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	322	315
[4]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2031	154	151
[4]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2036	250	240
[4]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	375	369
[4]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	300	291
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	1,175	1,025
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	1,025	970
[4]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2051	250	217
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	350	323
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	380	369
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	500	452
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	700	716
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	750	747
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	150	131
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	350	257
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	800	546
	Pinnacle West Capital Corp.	4.900%	5/15/2028	290	291
	Pinnacle West Capital Corp.	4.650%	6/1/2029	275	275
	Pinnacle West Capital Corp.	5.150%	5/15/2030	250	253
	Potomac Electric Power Co.	5.200%	3/15/2034	200	203
	Potomac Electric Power Co.	6.500%	11/15/2037	400	439
	Potomac Electric Power Co.	4.150%	3/15/2043	550	461
	Potomac Electric Power Co.	5.500%	3/15/2054	200	193
	PPL Capital Funding Inc.	5.250%	9/1/2034	300	301
	PPL Electric Utilities Corp.	5.000%	5/15/2033	550	554
	PPL Electric Utilities Corp.	4.850%	2/15/2034	550	546
	PPL Electric Utilities Corp.	6.250%	5/15/2039	800	865
	PPL Electric Utilities Corp.	4.125%	6/15/2044	450	374
	PPL Electric Utilities Corp.	4.150%	10/1/2045	300	247
	PPL Electric Utilities Corp.	3.950%	6/1/2047	350	278
	PPL Electric Utilities Corp.	4.150%	6/15/2048	300	242
	PPL Electric Utilities Corp.	5.250%	5/15/2053	500	468
	PPL Electric Utilities Corp.	5.550%	8/15/2055	308	301
	PPL Electric Utilities Corp.	5.750%	5/15/2056	500	500
	Progress Energy Inc.	7.750%	3/1/2031	510	570
	Progress Energy Inc.	7.000%	10/30/2031	200	219
	Progress Energy Inc.	6.000%	12/1/2039	480	499
	Public Service Co. of Colorado	3.700%	6/15/2028	300	296
	Public Service Co. of Colorado	4.150%	3/13/2029	368	365
[4]	Public Service Co. of Colorado	1.900%	1/15/2031	300	265
	Public Service Co. of Colorado	1.875%	6/15/2031	450	393
[4]	Public Service Co. of Colorado	4.100%	6/1/2032	300	288
	Public Service Co. of Colorado	5.350%	5/15/2034	1,400	1,421
	Public Service Co. of Colorado	5.150%	9/15/2035	925	920
[4]	Public Service Co. of Colorado	6.250%	9/1/2037	300	322
	Public Service Co. of Colorado	3.600%	9/15/2042	225	176
	Public Service Co. of Colorado	4.300%	3/15/2044	700	587
	Public Service Co. of Colorado	4.100%	6/15/2048	300	239
[4]	Public Service Co. of Colorado	3.200%	3/1/2050	1,300	875
[4]	Public Service Co. of Colorado	4.500%	6/1/2052	400	329
	Public Service Co. of Colorado	5.250%	4/1/2053	675	621
	Public Service Co. of Colorado	5.750%	5/15/2054	250	248
	Public Service Co. of Colorado	5.850%	5/15/2055	1,800	1,804
	Public Service Co. of New Hampshire	5.350%	10/1/2033	430	439
	Public Service Co. of New Hampshire	3.600%	7/1/2049	250	182
	Public Service Co. of New Hampshire	5.150%	1/15/2053	500	461
	Public Service Co. of Oklahoma	5.250%	1/15/2033	500	507
	Public Service Co. of Oklahoma	5.200%	1/15/2035	400	398
	Public Service Co. of Oklahoma	5.450%	1/15/2036	550	556
[4]	Public Service Electric & Gas Co.	2.450%	1/15/2030	200	187
[4]	Public Service Electric & Gas Co.	4.200%	1/1/2031	600	589
[4]	Public Service Electric & Gas Co.	3.100%	3/15/2032	500	459
[4]	Public Service Electric & Gas Co.	4.900%	12/15/2032	300	302
[4]	Public Service Electric & Gas Co.	4.650%	3/15/2033	500	495

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Public Service Electric & Gas Co.	5.200%	3/1/2034	500	507
	Public Service Electric & Gas Co.	4.850%	8/1/2034	650	644
[4]	Public Service Electric & Gas Co.	5.050%	3/1/2035	287	288
	Public Service Electric & Gas Co.	4.900%	8/15/2035	652	646
[4]	Public Service Electric & Gas Co.	3.950%	5/1/2042	525	437
[4]	Public Service Electric & Gas Co.	3.800%	3/1/2046	1,000	781
[4]	Public Service Electric & Gas Co.	3.600%	12/1/2047	275	204
[4]	Public Service Electric & Gas Co.	3.850%	5/1/2049	350	268
[4]	Public Service Electric & Gas Co.	3.150%	1/1/2050	750	506
[4]	Public Service Electric & Gas Co.	2.700%	5/1/2050	850	527
[4]	Public Service Electric & Gas Co.	2.050%	8/1/2050	500	268
[4]	Public Service Electric & Gas Co.	3.000%	3/1/2051	500	326
[4]	Public Service Electric & Gas Co.	5.125%	3/15/2053	250	230
[4]	Public Service Electric & Gas Co.	5.450%	3/1/2054	700	674
	Public Service Electric & Gas Co.	5.300%	8/1/2054	1,300	1,227
[4]	Public Service Electric & Gas Co.	5.500%	3/1/2055	258	250
[4]	Public Service Electric & Gas Co.	5.625%	1/1/2056	664	655
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	300	305
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	500	513
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	3,000	3,039
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	750	661
	Public Service Enterprise Group Inc.	4.800%	6/15/2031	455	454
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	250	255
	Puget Energy Inc.	2.379%	6/15/2028	85	81
	Puget Energy Inc.	4.100%	6/15/2030	400	387
	Puget Energy Inc.	4.224%	3/15/2032	400	384
	Puget Energy Inc.	5.725%	3/15/2035	547	551
	Puget Sound Energy Inc.	5.330%	6/15/2034	300	306
	Puget Sound Energy Inc.	6.274%	3/15/2037	450	486
	Puget Sound Energy Inc.	5.757%	10/1/2039	495	507
	Puget Sound Energy Inc.	4.300%	5/20/2045	1,050	874
	Puget Sound Energy Inc.	4.223%	6/15/2048	500	405
	Puget Sound Energy Inc.	5.685%	6/15/2054	300	297
	Puget Sound Energy Inc.	5.598%	9/15/2055	286	278
	San Diego Gas & Electric Co.	4.950%	8/15/2028	500	504
[4]	San Diego Gas & Electric Co.	1.700%	10/1/2030	500	442
[4]	San Diego Gas & Electric Co.	3.000%	3/15/2032	500	454
	San Diego Gas & Electric Co.	5.400%	4/15/2035	293	298
[4]	San Diego Gas & Electric Co.	5.200%	3/15/2036	400	398
	San Diego Gas & Electric Co.	6.000%	6/1/2039	250	263
	San Diego Gas & Electric Co.	4.500%	8/15/2040	505	454
[4]	San Diego Gas & Electric Co.	3.750%	6/1/2047	325	245
	San Diego Gas & Electric Co.	4.150%	5/15/2048	325	258
[4]	San Diego Gas & Electric Co.	3.320%	4/15/2050	800	544
	San Diego Gas & Electric Co.	3.700%	3/15/2052	500	359
	San Diego Gas & Electric Co.	5.350%	4/1/2053	250	233
	San Diego Gas & Electric Co.	5.550%	4/15/2054	1,000	960
[4]	San Diego Gas & Electric Co.	5.950%	3/15/2056	400	406
[4]	SCE Recovery Funding LLC	4.697%	6/15/2040	279	274
[4]	SCE Recovery Funding LLC	2.943%	11/15/2042	225	189
	SCE Recovery Funding LLC	5.341%	3/15/2045	1,760	1,737
[4]	SCE Recovery Funding LLC	3.240%	11/15/2046	150	106
[4]	SCE Recovery Funding LLC	5.112%	12/15/2047	275	256
	Sempra	3.400%	2/1/2028	1,650	1,619
	Sempra	3.700%	4/1/2029	500	488
	Sempra	5.250%	3/15/2036	500	493
	Sempra	3.800%	2/1/2038	900	764
	Sempra	6.000%	10/15/2039	639	655
	Sempra	4.000%	2/1/2048	400	302
	Sempra	6.400%	10/1/2054	575	578
	Sempra	6.875%	10/1/2054	1,000	1,020
	Sempra	6.550%	4/1/2055	375	377
	Sempra	6.375%	4/1/2056	274	276
	Sierra Pacific Power Co.	5.900%	3/15/2054	500	502
	Sierra Pacific Power Co.	6.200%	12/15/2055	365	362
	Sierra Pacific Power Co.	6.375%	9/15/2056	650	649
	Southern California Edison Co.	5.850%	11/1/2027	500	508
[4]	Southern California Edison Co.	3.650%	3/1/2028	1,407	1,384
	Southern California Edison Co.	5.300%	3/1/2028	525	530
	Southern California Edison Co.	5.650%	10/1/2028	500	509

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Southern California Edison Co.	4.200%	3/1/2029	200	197
	Southern California Edison Co.	6.650%	4/1/2029	850	883
	Southern California Edison Co.	5.150%	6/1/2029	1,325	1,340
	Southern California Edison Co.	2.850%	8/1/2029	825	779
	Southern California Edison Co.	2.250%	6/1/2030	300	272
[4]	Southern California Edison Co.	2.500%	6/1/2031	500	446
	Southern California Edison Co.	4.950%	9/15/2031	278	277
	Southern California Edison Co.	2.750%	2/1/2032	330	293
	Southern California Edison Co.	5.950%	11/1/2032	600	625
	Southern California Edison Co.	4.800%	3/15/2033	500	489
	Southern California Edison Co.	5.200%	6/1/2034	800	793
	Southern California Edison Co.	5.450%	3/1/2035	500	501
[4]	Southern California Edison Co.	5.750%	4/1/2035	1,008	1,020
[4]	Southern California Edison Co.	5.350%	7/15/2035	1,135	1,121
	Southern California Edison Co.	5.625%	2/1/2036	500	500
[4]	Southern California Edison Co.	5.550%	1/15/2037	200	199
[4]	Southern California Edison Co.	5.950%	2/1/2038	200	203
	Southern California Edison Co.	5.500%	3/15/2040	400	384
	Southern California Edison Co.	4.500%	9/1/2040	505	434
	Southern California Edison Co.	4.050%	3/15/2042	1,945	1,543
[4]	Southern California Edison Co.	3.600%	2/1/2045	150	108
	Southern California Edison Co.	4.000%	4/1/2047	1,420	1,058
[4]	Southern California Edison Co.	4.125%	3/1/2048	470	354
[4]	Southern California Edison Co.	4.875%	3/1/2049	400	335
[4]	Southern California Edison Co.	2.950%	2/1/2051	500	300
[4]	Southern California Edison Co.	3.650%	6/1/2051	500	344
	Southern California Edison Co.	3.450%	2/1/2052	500	328
[4]	Southern California Edison Co.	5.450%	6/1/2052	500	446
	Southern California Edison Co.	5.700%	3/1/2053	1,000	923
	Southern California Edison Co.	5.875%	12/1/2053	850	808
	Southern California Edison Co.	5.750%	4/15/2054	450	419
[4]	Southern California Gas Co.	2.550%	2/1/2030	450	420
	Southern California Gas Co.	5.050%	9/1/2034	400	400
	Southern California Gas Co.	5.450%	6/15/2035	200	204
	Southern California Gas Co.	3.750%	9/15/2042	330	262
[4]	Southern California Gas Co.	4.125%	6/1/2048	325	255
[4]	Southern California Gas Co.	4.300%	1/15/2049	200	161
[4]	Southern California Gas Co.	3.950%	2/15/2050	250	189
	Southern California Gas Co.	6.350%	11/15/2052	1,550	1,644
	Southern California Gas Co.	5.750%	6/1/2053	700	685
	Southern California Gas Co.	5.600%	4/1/2054	250	239
	Southern California Gas Co.	6.000%	6/15/2055	325	329
	Southern California Gas Co.	5.900%	6/1/2056	350	350
	Southern Co.	5.113%	8/1/2027	650	654
	Southern Co.	4.850%	6/15/2028	1,500	1,508
	Southern Co.	5.500%	3/15/2029	1,550	1,585
	Southern Co.	5.700%	10/15/2032	500	519
	Southern Co.	5.200%	6/15/2033	1,200	1,209
	Southern Co.	4.850%	3/15/2035	1,500	1,463
	Southern Co.	4.250%	7/1/2036	2,075	1,914
	Southern Co.	4.400%	7/1/2046	885	740
[4]	Southern Co.	6.375%	3/15/2055	1,519	1,558
	Southern Co.	6.000%	4/1/2058	350	351
[4]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	119	118
[4]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	1,000	881
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	531	538
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	750	780
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	300	296
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	214	212
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	125	128
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	525	450
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	225	176
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	500	417
	Southern Co. Gas Capital Corp.	6.050%	9/15/2056	188	188
[4]	Southern Power Co.	4.250%	10/1/2030	167	164
	Southern Power Co.	4.800%	6/15/2031	572	570
[4]	Southern Power Co.	4.900%	10/1/2035	196	190
	Southern Power Co.	5.150%	9/15/2041	391	372
	Southern Power Co.	5.250%	7/15/2043	500	471
[4]	Southern Power Co.	4.950%	12/15/2046	300	268

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Gas Corp.	5.800%	12/1/2027	500	507
	Southwest Gas Corp.	3.700%	4/1/2028	450	443
	Southwest Gas Corp.	2.200%	6/15/2030	625	567
	Southwest Gas Corp.	4.050%	3/15/2032	450	430
	Southwest Gas Corp.	3.800%	9/29/2046	250	190
	Southwest Gas Corp.	4.150%	6/1/2049	200	158
[4]	Southwestern Electric Power Co.	4.100%	9/15/2028	550	543
	Southwestern Electric Power Co.	5.300%	4/1/2033	1,000	1,013
	Southwestern Electric Power Co.	5.200%	4/1/2036	625	616
	Southwestern Electric Power Co.	6.200%	3/15/2040	300	313
[4]	Southwestern Electric Power Co.	3.900%	4/1/2045	1,000	768
[4]	Southwestern Electric Power Co.	3.850%	2/1/2048	375	279
	Southwestern Electric Power Co.	3.250%	11/1/2051	500	328
	Southwestern Electric Power Co.	5.900%	4/1/2056	400	394
	Southwestern Public Service Co.	5.300%	5/15/2035	675	677
	Southwestern Public Service Co.	5.300%	8/15/2036	441	440
	Southwestern Public Service Co.	4.500%	8/15/2041	345	304
	Southwestern Public Service Co.	3.400%	8/15/2046	450	322
[4]	Southwestern Public Service Co.	4.400%	11/15/2048	500	410
	Southwestern Public Service Co.	3.750%	6/15/2049	259	190
[4]	Southwestern Public Service Co.	3.150%	5/1/2050	550	362
	Southwestern Public Service Co.	6.000%	6/1/2054	600	607
	Southwestern Public Service Co.	5.875%	8/15/2056	410	408
	Spire Inc.	4.600%	9/1/2031	400	394
	Spire Inc.	6.250%	6/1/2056	388	386
	Spire Inc.	6.450%	6/1/2056	250	252
	Spire Missouri Inc.	4.800%	2/15/2033	500	498
[4]	Spire Missouri Inc.	5.150%	8/15/2034	200	202
	System Energy Resources Inc.	5.300%	12/15/2034	350	349
	Tampa Electric Co.	4.900%	3/1/2029	500	504
	Tampa Electric Co.	2.400%	3/15/2031	500	451
	Tampa Electric Co.	5.150%	3/1/2035	248	249
	Tampa Electric Co.	4.350%	5/15/2044	150	127
	Tampa Electric Co.	4.300%	6/15/2048	300	246
	Tampa Electric Co.	3.625%	6/15/2050	250	181
	Tampa Electric Co.	5.000%	7/15/2052	500	452
	Toledo Edison Co.	6.150%	5/15/2037	250	268
	Tucson Electric Power Co.	3.250%	5/15/2032	300	275
	Tucson Electric Power Co.	5.200%	9/15/2034	250	252
	Tucson Electric Power Co.	4.850%	12/1/2048	490	432
	Tucson Electric Power Co.	4.000%	6/15/2050	350	269
	Tucson Electric Power Co.	5.500%	4/15/2053	500	478
	Tucson Electric Power Co.	5.900%	4/15/2055	519	524
	Union Electric Co.	3.500%	3/15/2029	350	341
	Union Electric Co.	2.950%	3/15/2030	800	756
	Union Electric Co.	2.150%	3/15/2032	500	438
	Union Electric Co.	5.200%	4/1/2034	900	911
	Union Electric Co.	5.250%	4/15/2035	715	721
	Union Electric Co.	4.800%	3/15/2036	305	297
	Union Electric Co.	3.650%	4/15/2045	575	440
	Union Electric Co.	4.000%	4/1/2048	75	59
	Union Electric Co.	3.250%	10/1/2049	100	68
	Union Electric Co.	2.625%	3/15/2051	800	477
	Union Electric Co.	3.900%	4/1/2052	500	378
	Union Electric Co.	5.450%	3/15/2053	500	477
	Union Electric Co.	5.250%	1/15/2054	250	232
	Union Electric Co.	5.125%	3/15/2055	450	410
	Union Electric Co.	5.550%	3/15/2056	446	432
	Union Electric Co.	5.750%	9/15/2056	412	411
[4]	Virginia Electric & Power Co.	3.800%	4/1/2028	525	519
	Virginia Electric & Power Co.	2.300%	11/15/2031	500	444
	Virginia Electric & Power Co.	2.400%	3/30/2032	550	484
	Virginia Electric & Power Co.	5.000%	4/1/2033	275	276
	Virginia Electric & Power Co.	5.300%	8/15/2033	500	510
	Virginia Electric & Power Co.	5.000%	1/15/2034	250	249
	Virginia Electric & Power Co.	5.050%	8/15/2034	100	100
	Virginia Electric & Power Co.	5.150%	3/15/2035	1,075	1,074
[4]	Virginia Electric & Power Co.	4.900%	9/15/2035	1,029	1,007
[4]	Virginia Electric & Power Co.	6.000%	1/15/2036	375	395
	Virginia Electric & Power Co.	4.950%	3/15/2036	750	734

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Virginia Electric & Power Co.	6.000%	5/15/2037	500	526
	Virginia Electric & Power Co.	6.350%	11/30/2037	575	620
[4]	Virginia Electric & Power Co.	4.650%	8/15/2043	500	443
	Virginia Electric & Power Co.	4.450%	2/15/2044	511	440
[4]	Virginia Electric & Power Co.	4.200%	5/15/2045	652	537
[4]	Virginia Electric & Power Co.	4.000%	11/15/2046	500	395
[4]	Virginia Electric & Power Co.	3.800%	9/15/2047	425	325
	Virginia Electric & Power Co.	4.600%	12/1/2048	550	466
	Virginia Electric & Power Co.	3.300%	12/1/2049	400	273
	Virginia Electric & Power Co.	2.450%	12/15/2050	2,000	1,144
	Virginia Electric & Power Co.	2.950%	11/15/2051	1,000	626
[4]	Virginia Electric & Power Co.	4.625%	5/15/2052	500	421
	Virginia Electric & Power Co.	5.450%	4/1/2053	525	499
	Virginia Electric & Power Co.	5.700%	8/15/2053	500	492
	Virginia Electric & Power Co.	5.550%	8/15/2054	350	338
	Virginia Electric & Power Co.	5.650%	3/15/2055	875	855
[4]	Virginia Electric & Power Co.	5.600%	9/15/2055	691	670
	Virginia Electric & Power Co.	5.700%	3/15/2056	750	738
[4]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	43	43
[4]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2031	650	654
[9]	Vistra Operations Co. LLC	4.550%	10/30/2028	300	298
[9]	Vistra Operations Co. LLC	5.000%	4/30/2031	500	496
[9]	Vistra Operations Co. LLC	5.250%	4/30/2033	450	447
[9]	Vistra Operations Co. LLC	5.550%	4/30/2036	850	846
[4]	Washington Gas Light Co.	3.796%	9/15/2046	350	268
[4]	Washington Gas Light Co.	3.650%	9/15/2049	500	359
	WEC Energy Group Inc.	5.150%	10/1/2027	500	503
	WEC Energy Group Inc.	1.375%	10/15/2027	500	481
	WEC Energy Group Inc.	4.750%	1/15/2028	1,800	1,805
	WEC Energy Group Inc.	5.625%	5/15/2056	225	223
	Wisconsin Electric Power Co.	3.950%	3/1/2029	225	222
	Wisconsin Electric Power Co.	5.000%	5/15/2029	500	506
	Wisconsin Electric Power Co.	4.150%	10/15/2030	2,335	2,290
	Wisconsin Electric Power Co.	4.650%	6/15/2031	750	747
	Wisconsin Electric Power Co.	4.750%	9/30/2032	431	432
	Wisconsin Electric Power Co.	4.600%	10/1/2034	250	245
	Wisconsin Electric Power Co.	5.100%	6/15/2036	750	749
	Wisconsin Electric Power Co.	4.300%	10/15/2048	250	206
	Wisconsin Electric Power Co.	5.050%	10/1/2054	500	454
	Wisconsin Electric Power Co.	5.650%	3/15/2056	175	174
	Wisconsin Power & Light Co.	4.950%	4/1/2033	500	500
	Wisconsin Power & Light Co.	5.375%	3/30/2034	300	305
	Wisconsin Power & Light Co.	6.375%	8/15/2037	300	324
	Wisconsin Power & Light Co.	3.650%	4/1/2050	250	180
	Wisconsin Power & Light Co.	5.700%	12/15/2055	140	138
	Wisconsin Public Service Corp.	4.550%	12/1/2029	500	499
	Wisconsin Public Service Corp.	4.250%	1/15/2031	170	167
	Wisconsin Public Service Corp.	2.850%	12/1/2051	500	310
	Xcel Energy Inc.	4.750%	3/21/2028	300	301
	Xcel Energy Inc.	4.000%	6/15/2028	1,000	989
	Xcel Energy Inc.	2.600%	12/1/2029	240	224
	Xcel Energy Inc.	3.400%	6/1/2030	450	428
	Xcel Energy Inc.	2.350%	11/15/2031	500	440
	Xcel Energy Inc.	5.500%	3/15/2034	675	685
	Xcel Energy Inc.	5.600%	4/15/2035	455	463
	Xcel Energy Inc.	6.500%	7/1/2036	610	658
	Xcel Energy Inc.	3.500%	12/1/2049	400	281
	Xcel Energy Inc.	5.750%	12/3/2056	433	427
					652,957
Total Corporate Bonds (Cost $6,609,426)					6,218,085
Sovereign Bonds (1.3%)
[4]	African Development Bank	4.375%	11/3/2027	250	251
	African Development Bank	4.375%	3/14/2028	4,500	4,514
	African Development Bank	3.875%	6/12/2028	1,449	1,441
	African Development Bank	3.500%	9/18/2029	1,750	1,713
	African Development Bank	4.000%	3/18/2030	2,050	2,034
	African Development Bank	3.625%	3/3/2031	560	546
	African Development Bank	4.500%	6/12/2035	379	380

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	African Development Bank	4.125%	1/22/2036	336	327
[4]	African Development Bank	5.750%	Perpetual	300	295
[4]	Asian Development Bank	2.500%	11/2/2027	2,985	2,921
[4]	Asian Development Bank	4.375%	1/14/2028	2,005	2,011
[4]	Asian Development Bank	2.750%	1/19/2028	1,000	979
[4]	Asian Development Bank	3.750%	4/25/2028	2,425	2,407
[4]	Asian Development Bank	1.250%	6/9/2028	500	473
[4]	Asian Development Bank	4.500%	8/25/2028	2,900	2,920
[4]	Asian Development Bank	3.125%	9/26/2028	1,600	1,565
[4]	Asian Development Bank	4.375%	3/6/2029	2,350	2,362
[4]	Asian Development Bank	3.625%	8/28/2029	2,655	2,611
[4]	Asian Development Bank	1.750%	9/19/2029	200	185
[4]	Asian Development Bank	1.875%	1/24/2030	1,000	924
[4]	Asian Development Bank	4.125%	5/30/2030	3,319	3,310
[4]	Asian Development Bank	3.750%	8/28/2030	3,215	3,159
[4]	Asian Development Bank	0.750%	10/8/2030	1,500	1,300
[4]	Asian Development Bank	1.500%	3/4/2031	3,000	2,657
	Asian Development Bank	4.250%	5/28/2031	4,359	4,363
	Asian Development Bank	3.125%	4/27/2032	2,500	2,351
[4]	Asian Development Bank	3.875%	9/28/2032	900	879
[4]	Asian Development Bank	4.000%	1/12/2033	1,880	1,847
[4]	Asian Development Bank	3.875%	6/14/2033	1,675	1,629
[4]	Asian Development Bank	4.125%	1/12/2034	2,000	1,969
	Asian Development Bank	4.375%	3/22/2035	4,535	4,527
[4]	Asian Development Bank	4.250%	1/14/2036	3,445	3,394
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	2,125	2,120
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	3,482	3,444
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	1,500	1,498
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	1,457	1,471
	Asian Infrastructure Investment Bank	3.875%	4/22/2031	1,119	1,102
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	625	620
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	624	628
	Asian Infrastructure Investment Bank	4.125%	1/14/2036	665	649
	Canadian Government Bond	3.750%	4/26/2028	2,500	2,482
	Canadian Government Bond	4.625%	4/30/2029	1,705	1,726
	Canadian Government Bond	4.000%	3/18/2030	2,375	2,358
	Canadian Government Bond	4.250%	5/28/2031	3,520	3,523
	Corp. Andina de Fomento	4.125%	1/7/2028	450	449
	Corp. Andina de Fomento	4.125%	6/30/2028	546	544
	Corp. Andina de Fomento	5.000%	1/24/2029	500	508
	Corp. Andina de Fomento	5.000%	1/22/2030	1,429	1,453
	Corp. Andina de Fomento	4.625%	1/15/2036	3,542	3,485
	Council of Europe Development Bank	3.625%	1/26/2028	1,320	1,309
[4]	Council of Europe Development Bank	3.625%	5/8/2028	435	431
	Council of Europe Development Bank	4.125%	1/24/2029	400	399
	Council of Europe Development Bank	4.000%	5/21/2029	730	727
	Council of Europe Development Bank	4.500%	1/15/2030	1,700	1,714
	Council of Europe Development Bank	3.750%	1/14/2031	853	837
	Equinor ASA	4.250%	6/2/2028	487	486
	Equinor ASA	3.625%	9/10/2028	1,200	1,184
	Equinor ASA	3.125%	4/6/2030	500	476
	Equinor ASA	2.375%	5/22/2030	1,500	1,382
	Equinor ASA	4.500%	9/3/2030	365	364
	Equinor ASA	4.750%	11/14/2035	871	848
	Equinor ASA	5.100%	8/17/2040	2,100	2,045
	Equinor ASA	4.250%	11/23/2041	325	285
	Equinor ASA	3.950%	5/15/2043	175	144
	Equinor ASA	4.800%	11/8/2043	1,015	936
	Equinor ASA	3.250%	11/18/2049	750	519
	Equinor ASA	3.700%	4/6/2050	2,360	1,770
[4]	European Bank for Reconstruction & Development	4.375%	3/9/2028	3,650	3,662
	European Bank for Reconstruction & Development	4.125%	1/25/2029	200	200
	European Bank for Reconstruction & Development	4.250%	5/29/2031	5,042	5,046
[4]	European Bank for Reconstruction & Development	4.250%	3/13/2034	850	844
	European Investment Bank	0.625%	10/21/2027	500	478
	European Investment Bank	3.250%	11/15/2027	2,500	2,470
	European Investment Bank	3.875%	3/15/2028	4,300	4,280
	European Investment Bank	3.875%	6/15/2028	3,550	3,531
	European Investment Bank	4.500%	10/16/2028	2,775	2,795
	European Investment Bank	4.000%	2/15/2029	2,300	2,290

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	3.750%	5/15/2029	1,889	1,867
	European Investment Bank	4.750%	6/15/2029	5,000	5,078
	European Investment Bank	1.625%	10/9/2029	350	323
	European Investment Bank	3.750%	11/15/2029	4,200	4,142
	European Investment Bank	4.500%	3/14/2030	5,618	5,676
	European Investment Bank	0.875%	5/17/2030	400	353
	European Investment Bank	3.625%	7/15/2030	3,775	3,694
	European Investment Bank	0.750%	9/23/2030	1,200	1,041
	European Investment Bank	3.875%	10/15/2030	2,485	2,453
	European Investment Bank	1.250%	2/14/2031	3,000	2,630
	European Investment Bank	3.750%	3/13/2031	5,471	5,364
	European Investment Bank	4.250%	8/16/2032	8,470	8,454
	European Investment Bank	3.750%	2/14/2033	2,100	2,033
	European Investment Bank	4.375%	8/16/2033	3,496	3,506
	European Investment Bank	4.125%	2/13/2034	3,600	3,545
	European Investment Bank	4.625%	2/12/2035	4,385	4,454
	European Investment Bank	4.250%	2/8/2036	3,502	3,449
	European Investment Bank	4.875%	2/15/2036	1,300	1,343
[10]	Export Development Canada	3.750%	9/7/2027	2,095	2,084
[10]	Export Development Canada	3.875%	2/14/2028	1,900	1,891
[10]	Export Development Canada	4.125%	2/13/2029	2,750	2,746
[10]	Export Development Canada	4.000%	6/20/2030	1,500	1,487
[10]	Export Development Canada	4.750%	6/5/2034	740	757
	Export-Import Bank of Korea	4.000%	9/11/2027	450	448
	Export-Import Bank of Korea	4.250%	9/15/2027	650	649
	Export-Import Bank of Korea	4.125%	10/17/2027	500	499
	Export-Import Bank of Korea	5.000%	1/11/2028	500	505
	Export-Import Bank of Korea	4.625%	1/14/2028	750	753
	Export-Import Bank of Korea	4.500%	1/11/2029	200	201
	Export-Import Bank of Korea	3.750%	1/13/2029	333	328
	Export-Import Bank of Korea	4.000%	9/11/2029	600	594
	Export-Import Bank of Korea	4.875%	1/14/2030	1,000	1,016
	Export-Import Bank of Korea	1.250%	9/21/2030	1,600	1,408
	Export-Import Bank of Korea	3.750%	9/22/2030	840	820
	Export-Import Bank of Korea	3.875%	1/13/2031	420	411
	Export-Import Bank of Korea	1.375%	2/9/2031	500	438
	Export-Import Bank of Korea	2.125%	1/18/2032	650	576
	Export-Import Bank of Korea	4.500%	9/15/2032	500	500
	Export-Import Bank of Korea	5.125%	1/11/2033	730	754
	Export-Import Bank of Korea	5.125%	9/18/2033	600	620
	Export-Import Bank of Korea	5.250%	1/14/2035	1,000	1,039
	Export-Import Bank of Korea	4.375%	1/13/2036	450	437
	Export-Import Bank of Korea	2.500%	6/29/2041	875	638
[4]	Hong Kong Government International Bond	1.750%	11/24/2031	625	553
	Inter-American Development Bank	2.375%	7/7/2027	800	786
	Inter-American Development Bank	0.625%	9/16/2027	3,700	3,547
	Inter-American Development Bank	4.000%	1/12/2028	4,550	4,538
	Inter-American Development Bank	1.125%	7/20/2028	2,000	1,882
	Inter-American Development Bank	3.125%	9/18/2028	2,200	2,152
	Inter-American Development Bank	4.125%	2/15/2029	2,100	2,098
	Inter-American Development Bank	2.250%	6/18/2029	1,000	947
	Inter-American Development Bank	4.500%	2/15/2030	3,284	3,316
	Inter-American Development Bank	3.750%	6/14/2030	3,373	3,316
[4]	Inter-American Development Bank	1.125%	1/13/2031	3,500	3,058
	Inter-American Development Bank	4.250%	8/11/2031	2,041	2,042
[4]	Inter-American Development Bank	3.625%	9/17/2031	2,625	2,549
[4]	Inter-American Development Bank	3.500%	4/12/2033	1,925	1,831
[4]	Inter-American Development Bank	4.500%	9/13/2033	2,300	2,321
	Inter-American Development Bank	4.375%	7/17/2034	1,722	1,721
[4]	Inter-American Development Bank	4.375%	7/16/2035	2,643	2,631
	Inter-American Development Bank	4.125%	1/23/2036	3,407	3,317
	Inter-American Development Bank	3.200%	8/7/2042	550	444
	Inter-American Development Bank	4.375%	1/24/2044	450	418
	Inter-American Investment Corp.	4.125%	2/15/2028	1,050	1,048
	Inter-American Investment Corp.	4.750%	9/19/2028	475	480
	Inter-American Investment Corp.	3.625%	11/20/2028	728	718
	Inter-American Investment Corp.	4.250%	2/14/2029	775	775
	Inter-American Investment Corp.	4.250%	4/1/2030	1,363	1,361
[4]	Inter-American Investment Corp.	4.375%	5/28/2031	1,231	1,236
	International Bank for Reconstruction & Development	0.750%	11/24/2027	2,500	2,386

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	3.625%	5/5/2028	3,752	3,716
	International Bank for Reconstruction & Development	3.500%	7/12/2028	4,250	4,196
	International Bank for Reconstruction & Development	4.625%	8/1/2028	3,525	3,558
	International Bank for Reconstruction & Development	1.125%	9/13/2028	4,625	4,332
	International Bank for Reconstruction & Development	3.625%	9/21/2029	500	491
	International Bank for Reconstruction & Development	3.875%	10/16/2029	2,295	2,272
[4]	International Bank for Reconstruction & Development	1.750%	10/23/2029	1,500	1,388
	International Bank for Reconstruction & Development	3.875%	2/14/2030	5,475	5,416
	International Bank for Reconstruction & Development	4.125%	3/20/2030	7,325	7,305
	International Bank for Reconstruction & Development	0.875%	5/14/2030	1,000	882
	International Bank for Reconstruction & Development	4.000%	7/25/2030	2,925	2,903
	International Bank for Reconstruction & Development	0.750%	8/26/2030	4,250	3,696
	International Bank for Reconstruction & Development	3.500%	10/28/2030	6,641	6,457
	International Bank for Reconstruction & Development	4.000%	1/10/2031	2,000	1,983
	International Bank for Reconstruction & Development	1.250%	2/10/2031	6,000	5,262
	International Bank for Reconstruction & Development	1.625%	11/3/2031	8,500	7,439
[4]	International Bank for Reconstruction & Development	4.625%	1/15/2032	4,600	4,680
	International Bank for Reconstruction & Development	2.500%	3/29/2032	3,000	2,731
	International Bank for Reconstruction & Development	4.000%	5/6/2032	4,602	4,535
	International Bank for Reconstruction & Development	4.750%	11/14/2033	1,500	1,537
	International Bank for Reconstruction & Development	3.875%	8/28/2034	2,500	2,414
[4]	International Bank for Reconstruction & Development	4.750%	2/15/2035	450	461
	International Bank for Reconstruction & Development	4.375%	8/27/2035	6,165	6,137
	International Bank for Reconstruction & Development	4.500%	5/20/2036	2,931	2,938
[4]	International Finance Corp.	4.500%	1/21/2028	989	994
[4]	International Finance Corp.	4.500%	7/13/2028	850	856
[4]	International Finance Corp.	3.500%	1/22/2029	1,432	1,409
[4]	International Finance Corp.	4.250%	7/2/2029	3,000	3,005
[4]	International Finance Corp.	3.875%	7/2/2030	2,090	2,066
	International Finance Corp.	0.750%	8/27/2030	800	696
[11]	Japan Bank for International Cooperation	2.875%	7/21/2027	500	493
[11]	Japan Bank for International Cooperation	4.625%	7/22/2027	1,276	1,281
[11]	Japan Bank for International Cooperation	2.750%	11/16/2027	2,200	2,154
[11]	Japan Bank for International Cooperation	3.875%	7/3/2028	2,040	2,023
[11]	Japan Bank for International Cooperation	4.625%	7/19/2028	575	578
[11]	Japan Bank for International Cooperation	3.250%	7/20/2028	1,300	1,273
[11]	Japan Bank for International Cooperation	4.875%	10/18/2028	200	202
[11]	Japan Bank for International Cooperation	3.500%	10/31/2028	1,500	1,473
[11]	Japan Bank for International Cooperation	2.125%	2/16/2029	1,930	1,824
[11]	Japan Bank for International Cooperation	2.000%	10/17/2029	300	278
[11]	Japan Bank for International Cooperation	1.250%	1/21/2031	1,000	872
[11]	Japan Bank for International Cooperation	3.875%	1/23/2031	200	196
[11]	Japan Bank for International Cooperation	4.375%	1/24/2031	300	300
[11]	Japan Bank for International Cooperation	1.875%	4/15/2031	500	446
[11]	Japan Bank for International Cooperation	4.625%	4/17/2034	1,000	1,001
[4,11]	Japan Bank for International Cooperation	4.375%	1/23/2036	1,316	1,284
[7,11]	Japan Bank for International Cooperation	4.625%	7/2/2036	1,650	1,639
[11]	Japan International Cooperation Agency	4.000%	5/23/2028	600	596
[11]	Japan International Cooperation Agency	3.375%	6/12/2028	550	540
[11]	Japan International Cooperation Agency	4.750%	5/21/2029	406	410
[11]	Japan International Cooperation Agency	1.000%	7/22/2030	200	175
[11]	Japan International Cooperation Agency	1.750%	4/28/2031	500	443
[11]	Japan International Cooperation Agency	4.375%	5/28/2031	200	200
[12]	KFW	3.500%	8/27/2027	1,000	993
[12]	KFW	3.750%	2/15/2028	3,825	3,801
[12]	KFW	2.875%	4/3/2028	2,300	2,251
[12]	KFW	3.875%	6/15/2028	3,525	3,506
[12]	KFW	3.500%	8/9/2028	2,913	2,875
[12]	KFW	4.000%	3/15/2029	6,200	6,173
[12]	KFW	3.500%	5/15/2029	6,038	5,928
[12]	KFW	1.750%	9/14/2029	900	835
[12]	KFW	4.625%	3/18/2030	390	396
[12]	KFW	3.750%	7/15/2030	2,295	2,257
[12]	KFW	0.750%	9/30/2030	2,000	1,734
[12]	KFW	4.750%	10/29/2030	1,275	1,302
[12]	KFW	3.750%	3/14/2031	6,931	6,795
[12]	KFW	4.125%	7/22/2031	4,119	4,098
[12]	KFW	4.125%	7/15/2033	3,200	3,158
[12]	KFW	4.375%	2/28/2034	1,275	1,277
[12]	KFW	0.000%	4/18/2036	600	388

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	KFW	0.000%	6/29/2037	1,700	1,034
	Korea Development Bank	4.125%	10/16/2027	450	449
	Korea Development Bank	4.625%	2/3/2028	800	803
	Korea Development Bank	4.375%	2/15/2028	2,150	2,151
	Korea Development Bank	5.375%	10/23/2028	500	511
	Korea Development Bank	4.500%	2/15/2029	1,000	1,004
	Korea Development Bank	4.875%	2/3/2030	800	813
	Korea Development Bank	3.750%	9/16/2030	370	361
	Korea Development Bank	1.625%	1/19/2031	1,000	887
	Korea Development Bank	2.000%	10/25/2031	500	443
	Korea Development Bank	4.375%	2/15/2033	1,600	1,583
	Korea Development Bank	5.625%	10/23/2033	500	533
[4,12]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	1,595	1,559
[4,12]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	1,250	1,242
[12]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	1,090	1,102
[12]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	654	651
[12]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	1,000	874
[12]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	1,932	1,888
[12]	Landwirtschaftliche Rentenbank	4.125%	6/3/2031	1,507	1,500
[4,12]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	800	830
	Nordic Investment Bank	4.375%	3/14/2028	2,900	2,909
	Nordic Investment Bank	3.750%	8/28/2028	540	536
	Nordic Investment Bank	4.250%	2/28/2029	1,075	1,077
	Nordic Investment Bank	3.750%	5/9/2030	624	613
	Nordic Investment Bank	3.750%	1/23/2031	1,155	1,133
[13]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	2,000	1,987
[13]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	1,800	1,801
[13]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	288	287
[4,13]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	600	599
[13]	Oesterreichische Kontrollbank AG	4.125%	5/29/2029	636	635
[13]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	850	838
[13]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	1,133	1,143
[13]	Oesterreichische Kontrollbank AG	3.750%	1/15/2031	1,135	1,112
[4]	Oriental Republic of Uruguay	4.375%	10/27/2027	650	650
[4]	Oriental Republic of Uruguay	4.375%	1/23/2031	1,672	1,678
[4]	Oriental Republic of Uruguay	5.750%	10/28/2034	1,855	1,939
[4]	Oriental Republic of Uruguay	7.625%	3/21/2036	885	1,044
[4]	Oriental Republic of Uruguay	5.442%	2/14/2037	1,401	1,438
[4]	Oriental Republic of Uruguay	4.125%	11/20/2045	1,029	886
[4]	Oriental Republic of Uruguay	5.100%	6/18/2050	2,735	2,557
[4]	Oriental Republic of Uruguay	4.975%	4/20/2055	2,140	1,941
[4]	Oriental Republic of Uruguay	5.250%	9/10/2060	1,303	1,209
	Province of Alberta	3.300%	3/15/2028	1,100	1,083
	Province of Alberta	4.500%	6/26/2029	1,000	1,007
	Province of Alberta	1.300%	7/22/2030	2,566	2,283
	Province of Alberta	4.500%	1/24/2034	1,000	997
	Province of Alberta	4.300%	11/2/2035	467	455
	Province of British Columbia	4.700%	1/24/2028	2,003	2,017
	Province of British Columbia	4.800%	11/15/2028	1,100	1,113
	Province of British Columbia	4.900%	4/24/2029	2,100	2,134
	Province of British Columbia	3.900%	8/27/2030	2,260	2,225
	Province of British Columbia	1.300%	1/29/2031	500	437
	Province of British Columbia	4.050%	4/23/2031	3,684	3,636
	Province of British Columbia	4.200%	7/6/2033	1,100	1,078
	Province of British Columbia	4.750%	6/12/2034	2,688	2,712
	Province of British Columbia	4.800%	6/11/2035	2,372	2,395
	Province of Manitoba	4.300%	7/27/2033	950	936
	Province of Manitoba	4.900%	5/31/2034	665	677
	Province of New Brunswick	3.625%	2/24/2028	500	495
	Province of Ontario	4.200%	1/18/2029	1,600	1,598
	Province of Ontario	3.800%	1/29/2029	3,256	3,221
	Province of Ontario	3.700%	9/17/2029	2,325	2,284
	Province of Ontario	2.000%	10/2/2029	1,700	1,583
	Province of Ontario	4.700%	1/15/2030	2,047	2,073
	Province of Ontario	3.900%	9/4/2030	1,065	1,049
	Province of Ontario	1.125%	10/7/2030	2,800	2,457
	Province of Ontario	1.600%	2/25/2031	5,000	4,432
	Province of Ontario	4.050%	4/16/2031	984	973
	Province of Ontario	1.800%	10/14/2031	500	440
	Province of Ontario	5.050%	4/24/2034	1,457	1,503

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Ontario	4.450%	11/20/2035	511	503
	Province of Ontario	4.850%	5/29/2036	1,607	1,627
	Province of Quebec	3.625%	4/13/2028	1,150	1,138
	Province of Quebec	4.500%	4/3/2029	2,525	2,540
[4]	Province of Quebec	7.500%	9/15/2029	1,075	1,176
	Province of Quebec	1.350%	5/28/2030	1,200	1,072
[4]	Province of Quebec	3.875%	1/14/2031	2,800	2,748
	Province of Quebec	1.900%	4/21/2031	800	716
	Province of Quebec	4.500%	9/8/2033	1,225	1,221
	Province of Quebec	4.250%	9/5/2034	1,250	1,220
	Province of Quebec	4.625%	8/28/2035	2,823	2,813
[4]	Province of Quebec	4.625%	6/3/2036	1,625	1,613
	Province of Saskatchewan	4.650%	1/28/2030	712	720
[4]	Republic of Chile	3.240%	2/6/2028	1,810	1,775
[4]	Republic of Chile	4.850%	1/22/2029	400	403
[4]	Republic of Chile	2.450%	1/31/2031	921	835
[4]	Republic of Chile	4.350%	4/13/2031	420	413
[4]	Republic of Chile	2.550%	1/27/2032	879	782
[4]	Republic of Chile	2.550%	7/27/2033	1,859	1,596
[4]	Republic of Chile	3.500%	1/31/2034	1,259	1,143
[4]	Republic of Chile	4.950%	1/5/2036	1,601	1,583
[4]	Republic of Chile	5.650%	1/13/2037	1,300	1,352
[4]	Republic of Chile	3.100%	5/7/2041	2,440	1,867
[4]	Republic of Chile	4.340%	3/7/2042	1,236	1,093
	Republic of Chile	3.625%	10/30/2042	500	403
	Republic of Chile	3.860%	6/21/2047	1,100	868
[4]	Republic of Chile	3.500%	1/25/2050	1,915	1,392
[4]	Republic of Chile	4.000%	1/31/2052	1,110	874
[4]	Republic of Chile	5.330%	1/5/2054	900	868
[4]	Republic of Chile	3.100%	1/22/2061	1,475	925
[4]	Republic of Chile	3.250%	9/21/2071	848	536
[4]	Republic of Hungary	7.625%	3/29/2041	1,350	1,599
[4]	Republic of Indonesia	4.150%	9/20/2027	650	651
	Republic of Indonesia	3.500%	1/11/2028	1,300	1,285
[4]	Republic of Indonesia	4.550%	1/11/2028	850	852
	Republic of Indonesia	4.100%	4/24/2028	1,000	996
	Republic of Indonesia	4.750%	2/11/2029	1,350	1,357
	Republic of Indonesia	3.400%	9/18/2029	1,100	1,065
[4]	Republic of Indonesia	5.250%	1/15/2030	750	760
	Republic of Indonesia	2.850%	2/14/2030	350	327
	Republic of Indonesia	3.850%	10/15/2030	2,100	2,023
[4]	Republic of Indonesia	4.350%	2/21/2031	660	646
	Republic of Indonesia	1.850%	3/12/2031	600	524
[4]	Republic of Indonesia	4.300%	4/16/2031	800	782
[4]	Republic of Indonesia	5.030%	5/29/2031	825	829
[4]	Republic of Indonesia	2.150%	7/28/2031	1,100	964
[4]	Republic of Indonesia	3.550%	3/31/2032	1,250	1,161
[4]	Republic of Indonesia	4.650%	9/20/2032	1,138	1,115
[4]	Republic of Indonesia	4.700%	2/10/2034	775	755
[4]	Republic of Indonesia	4.750%	9/10/2034	600	580
[4]	Republic of Indonesia	5.600%	1/15/2035	925	941
[4]	Republic of Indonesia	4.950%	2/21/2036	940	908
[4]	Republic of Indonesia	4.900%	4/16/2036	1,100	1,061
[4]	Republic of Indonesia	5.690%	5/29/2036	400	408
	Republic of Indonesia	4.350%	1/11/2048	2,075	1,705
	Republic of Indonesia	5.350%	2/11/2049	750	717
	Republic of Indonesia	3.700%	10/30/2049	825	601
	Republic of Indonesia	4.200%	10/15/2050	2,005	1,581
	Republic of Indonesia	3.050%	3/12/2051	850	543
[4]	Republic of Indonesia	4.300%	3/31/2052	700	559
[4]	Republic of Indonesia	5.450%	9/20/2052	200	190
[4]	Republic of Indonesia	5.650%	1/11/2053	700	687
[4]	Republic of Indonesia	5.100%	2/10/2054	675	622
[4]	Republic of Indonesia	5.150%	9/10/2054	835	767
[4]	Republic of Indonesia	5.475%	2/21/2056	690	670
[4]	Republic of Indonesia	3.200%	9/23/2061	800	488
	Republic of Indonesia	4.450%	4/15/2070	750	584
	Republic of Indonesia	3.350%	3/12/2071	500	305
[4]	Republic of Italy	2.875%	10/17/2029	2,000	1,905
[4]	Republic of Italy	5.375%	6/15/2033	1,925	1,997

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Republic of Italy	4.000%	10/17/2049	1,900	1,456
[4]	Republic of Italy	3.875%	5/6/2051	2,500	1,855
	Republic of Korea	2.500%	6/19/2029	900	856
	Republic of Korea	4.500%	7/3/2029	500	503
	Republic of Korea	1.000%	9/16/2030	1,000	876
	Republic of Korea	3.625%	10/29/2030	470	458
	Republic of Korea	1.750%	10/15/2031	550	485
	Republic of Korea	4.125%	6/10/2044	655	591
	Republic of Korea	3.875%	9/20/2048	390	330
	Republic of Panama	8.875%	9/30/2027	368	387
[4]	Republic of Panama	3.875%	3/17/2028	1,980	1,947
[4]	Republic of Panama	3.160%	1/23/2030	400	377
[4]	Republic of Panama	2.252%	9/29/2032	1,945	1,632
[4]	Republic of Panama	3.298%	1/19/2033	835	741
[4]	Republic of Panama	5.227%	2/23/2034	2,124	2,094
[4]	Republic of Panama	6.400%	2/14/2035	1,900	2,011
[4]	Republic of Panama	6.700%	1/26/2036	1,444	1,556
[4]	Republic of Panama	6.875%	1/31/2036	867	946
[4]	Republic of Panama	5.662%	2/23/2038	596	595
[4]	Republic of Panama	8.000%	3/1/2038	1,080	1,272
[4]	Republic of Panama	4.500%	5/15/2047	600	496
[4]	Republic of Panama	4.500%	4/16/2050	2,310	1,851
[4]	Republic of Panama	4.300%	4/29/2053	1,250	963
[4]	Republic of Panama	6.853%	3/28/2054	1,160	1,248
[4]	Republic of Panama	4.500%	4/1/2056	2,215	1,726
[4]	Republic of Panama	7.875%	3/1/2057	200	242
[4]	Republic of Panama	3.870%	7/23/2060	2,600	1,789
[4]	Republic of Panama	4.500%	1/19/2063	1,400	1,074
[4]	Republic of Peru	2.783%	1/23/2031	3,187	2,934
[4]	Republic of Peru	1.862%	12/1/2032	1,100	912
	Republic of Peru	8.750%	11/21/2033	2,135	2,598
[4]	Republic of Peru	3.000%	1/15/2034	2,900	2,514
[4]	Republic of Peru	5.375%	2/8/2035	770	777
[4]	Republic of Peru	5.500%	3/30/2036	1,677	1,695
[4]	Republic of Peru	6.550%	3/14/2037	600	657
[4]	Republic of Peru	3.300%	3/11/2041	1,000	775
	Republic of Peru	5.625%	11/18/2050	2,150	2,095
[4]	Republic of Peru	3.550%	3/10/2051	400	281
[4]	Republic of Peru	5.875%	8/8/2054	1,600	1,590
[4]	Republic of Peru	6.200%	6/30/2055	1,118	1,154
[4]	Republic of Peru	2.780%	12/1/2060	1,700	928
[4]	Republic of Peru	3.600%	1/15/2072	850	540
[4]	Republic of Peru	3.230%	7/28/2121	1,000	554
[4]	Republic of Poland	5.500%	11/16/2027	1,300	1,318
[4]	Republic of Poland	4.625%	3/18/2029	1,300	1,307
[4]	Republic of Poland	4.875%	2/12/2030	1,500	1,516
[4]	Republic of Poland	4.625%	4/14/2031	710	710
[4]	Republic of Poland	5.750%	11/16/2032	775	812
[4]	Republic of Poland	4.875%	10/4/2033	2,125	2,115
[4]	Republic of Poland	5.125%	9/18/2034	2,746	2,760
[4]	Republic of Poland	5.375%	2/12/2035	2,325	2,370
[4]	Republic of Poland	5.375%	4/14/2036	2,014	2,034
[4]	Republic of Poland	5.500%	4/4/2053	2,105	1,993
[4]	Republic of Poland	5.500%	3/18/2054	2,600	2,460
[4]	Republic of Poland	6.125%	4/14/2056	2,389	2,427
	Republic of the Philippines	3.000%	2/1/2028	1,725	1,688
	Republic of the Philippines	3.750%	1/14/2029	2,000	1,970
	Republic of the Philippines	9.500%	2/2/2030	1,525	1,769
	Republic of the Philippines	4.375%	3/5/2030	500	496
	Republic of the Philippines	2.457%	5/5/2030	2,000	1,849
	Republic of the Philippines	7.750%	1/14/2031	775	870
	Republic of the Philippines	1.648%	6/10/2031	1,423	1,234
	Republic of the Philippines	4.250%	7/27/2031	750	736
	Republic of the Philippines	4.625%	12/24/2031	800	794
	Republic of the Philippines	1.950%	1/6/2032	675	585
	Republic of the Philippines	6.375%	1/15/2032	600	647
	Republic of the Philippines	3.556%	9/29/2032	800	746
	Republic of the Philippines	5.609%	4/13/2033	400	412
	Republic of the Philippines	5.000%	7/17/2033	1,050	1,047
	Republic of the Philippines	5.250%	5/14/2034	800	801

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	6.375%	10/23/2034	1,825	1,967
	Republic of the Philippines	5.500%	2/4/2035	1,050	1,068
	Republic of the Philippines	4.750%	3/5/2035	700	676
	Republic of the Philippines	5.000%	1/27/2036	900	880
	Republic of the Philippines	5.325%	6/24/2036	1,800	1,802
	Republic of the Philippines	5.000%	1/13/2037	841	821
	Republic of the Philippines	3.950%	1/20/2040	1,500	1,282
	Republic of the Philippines	3.700%	3/1/2041	2,634	2,148
	Republic of the Philippines	3.700%	2/2/2042	1,885	1,518
	Republic of the Philippines	2.950%	5/5/2045	1,075	733
	Republic of the Philippines	2.650%	12/10/2045	1,400	899
	Republic of the Philippines	3.200%	7/6/2046	1,875	1,309
	Republic of the Philippines	4.200%	3/29/2047	925	750
	Republic of the Philippines	5.950%	10/13/2047	600	613
	Republic of the Philippines	5.500%	1/17/2048	700	672
	Republic of the Philippines	5.600%	5/14/2049	800	776
	Republic of the Philippines	5.175%	9/5/2049	725	667
	Republic of the Philippines	5.900%	2/4/2050	850	862
	Republic of the Philippines	5.750%	1/27/2051	290	289
[4]	State of Israel	3.250%	1/17/2028	790	774
[4]	State of Israel	5.375%	3/12/2029	1,700	1,717
[4]	State of Israel	5.375%	2/19/2030	2,300	2,327
[4]	State of Israel	2.750%	7/3/2030	1,550	1,423
[4]	State of Israel	4.500%	1/13/2031	1,280	1,252
[4]	State of Israel	4.500%	1/17/2033	1,650	1,590
[4]	State of Israel	5.500%	3/12/2034	2,700	2,741
[4]	State of Israel	5.625%	2/19/2035	2,625	2,686
[4]	State of Israel	5.000%	1/13/2036	2,000	1,947
[4]	State of Israel	4.500%	1/30/2043	1,225	1,046
[4]	State of Israel	4.125%	1/17/2048	800	619
[4]	State of Israel	3.375%	1/15/2050	1,585	1,053
[4]	State of Israel	3.875%	7/3/2050	1,650	1,193
[4]	State of Israel	5.750%	3/12/2054	2,500	2,387
[4]	State of Israel	5.875%	1/13/2056	1,210	1,171
[4]	State of Israel	4.500%	4/3/2120	700	514
[4]	Svensk Exportkredit AB	3.875%	8/4/2027	2,622	2,613
[4]	Svensk Exportkredit AB	3.750%	9/13/2027	1,275	1,268
	Svensk Exportkredit AB	3.750%	5/8/2028	840	832
	Svensk Exportkredit AB	4.125%	6/14/2028	1,000	998
[4]	Svensk Exportkredit AB	4.250%	2/1/2029	300	300
	Svensk Exportkredit AB	3.625%	3/12/2029	200	197
	Svensk Exportkredit AB	3.750%	7/29/2030	493	483
[4]	Svensk Exportkredit AB	4.875%	10/4/2030	920	941
	United Mexican States	3.750%	1/11/2028	1,175	1,175
[4]	United Mexican States	5.400%	2/9/2028	800	812
	United Mexican States	4.500%	4/22/2029	2,000	1,981
[4]	United Mexican States	5.000%	5/7/2029	963	963
[4]	United Mexican States	3.250%	4/16/2030	1,700	1,589
[4]	United Mexican States	6.000%	5/13/2030	1,400	1,440
[4]	United Mexican States	4.750%	3/22/2031	1,625	1,588
[4]	United Mexican States	2.659%	5/24/2031	2,700	2,388
[4]	United Mexican States	8.300%	8/15/2031	1,000	1,158
[4]	United Mexican States	4.750%	4/27/2032	2,200	2,114
[4]	United Mexican States	5.850%	7/2/2032	3,202	3,236
[4]	United Mexican States	5.375%	3/22/2033	3,320	3,252
[4]	United Mexican States	7.500%	4/8/2033	800	899
[4]	United Mexican States	4.875%	5/19/2033	3,525	3,348
[4]	United Mexican States	5.625%	2/9/2034	3,451	3,394
[4]	United Mexican States	3.500%	2/12/2034	2,200	1,877
[4]	United Mexican States	6.750%	9/27/2034	1,450	1,530
[4]	United Mexican States	6.350%	2/9/2035	2,225	2,276
[4]	United Mexican States	5.625%	9/22/2035	2,155	2,100
[4]	United Mexican States	6.000%	5/7/2036	3,218	3,214
[4]	United Mexican States	6.875%	5/13/2037	3,134	3,291
[4]	United Mexican States	6.250%	8/27/2037	4,285	4,286
[4]	United Mexican States	6.625%	1/29/2038	2,337	2,394
[4]	United Mexican States	6.125%	2/9/2038	3,191	3,133
	United Mexican States	6.050%	1/11/2040	2,321	2,254
[4]	United Mexican States	4.280%	8/14/2041	2,091	1,645
[4]	United Mexican States	4.750%	3/8/2044	3,022	2,434

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	5.550%	1/21/2045	2,224	2,008
	United Mexican States	4.600%	1/23/2046	1,930	1,494
	United Mexican States	4.350%	1/15/2047	1,160	855
	United Mexican States	4.600%	2/10/2048	1,494	1,131
[4]	United Mexican States	4.500%	1/31/2050	1,200	890
[4]	United Mexican States	5.000%	4/27/2051	1,852	1,461
[4]	United Mexican States	4.400%	2/12/2052	2,025	1,451
[4]	United Mexican States	6.338%	5/4/2053	2,385	2,234
[4]	United Mexican States	6.400%	5/7/2054	1,908	1,798
[4]	United Mexican States	7.375%	5/13/2055	2,118	2,251
[4]	United Mexican States	6.750%	2/9/2056	2,823	2,769
[4]	United Mexican States	3.771%	5/24/2061	2,375	1,427
[4]	United Mexican States	5.750%	10/12/2110	2,114	1,723
Total Sovereign Bonds (Cost $852,033)					817,176
Taxable Municipal Bonds (0.2%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	100	81
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	100	111
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/2044	225	234
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	100	118
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/2043	50	51
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	375	466
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	985	1,027
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	94	106
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	400	448
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	700	463
	California Earthquake Authority Revenue	5.603%	7/1/2027	185	186
	California GO	1.700%	2/1/2028	350	336
	California GO	3.500%	4/1/2028	400	395
	California GO	5.125%	9/1/2029	375	384
	California GO	2.500%	10/1/2029	590	557
	California GO	1.750%	11/1/2030	260	233
	California GO	5.750%	10/1/2031	100	106
	California GO	4.350%	11/1/2032	200	198
	California GO	4.500%	4/1/2033	650	642
	California GO	7.500%	4/1/2034	1,770	2,013
	California GO	5.150%	9/1/2034	250	255
	California GO	7.550%	4/1/2039	2,815	3,341
	California GO	7.300%	10/1/2039	1,000	1,141
	California GO	7.350%	11/1/2039	725	831
	California GO	7.625%	3/1/2040	1,150	1,358
	California GO	7.600%	11/1/2040	2,000	2,395
	California State University Systemwide Revenue	3.899%	11/1/2047	250	206
	California State University Systemwide Revenue	2.897%	11/1/2051	500	354
	California State University Systemwide Revenue	2.975%	11/1/2051	465	322
	California State University Systemwide Revenue	2.719%	11/1/2052	500	330
	California State University Systemwide Revenue	2.939%	11/1/2052	500	339
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	100	101
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	500	338
	Chicago IL GO	5.879%	1/1/2031	137	138
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	500	510
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	405	439
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	200	174
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/2054	220	191
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	1,357	1,496
	Clark County NV Airport System Revenue	6.820%	7/1/2045	325	358
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	500	462
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/2038	275	258
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	400	346
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/2029	350	345
	Connecticut GO	5.850%	3/15/2032	610	640
	Cook County IL GO	6.229%	11/15/2034	400	422

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas County TX Hospital District GO	5.621%	8/15/2044	100	101
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	300	308
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	75	70
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	280	309
[14]	Dallas TX Independent School District GO	6.450%	2/15/2035	150	153
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	875	761
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	325	251
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	450	327
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	800	699
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	275	229
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	850	829
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	1,000	916
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	850	884
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	510	419
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	557	595
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	1,282	1,376
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	136	150
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	280	248
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	400	332
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	135	113
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	400	309
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	500	392
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	265	242
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/2050	245	225
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	625	441
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	315	317
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	1,490	1,033
	Houston TX GO	6.290%	3/1/2032	480	506
	Houston TX GO	3.961%	3/1/2047	355	306
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	300	210
	Illinois GO	5.100%	6/1/2033	5,877	5,937
	Illinois GO	6.630%	2/1/2035	90	94
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	350	368
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	375	272
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	180	179
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/2035	325	322
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	5	4
	JobsOhio Beverage System Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	320	269
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	200	194
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	600	418
	Los Angeles CA Community College District GO	6.750%	8/1/2049	325	352
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	410	435
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	500	537
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	50	59
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/2029	156	156
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	206	208
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	700	691
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/2034	300	304
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/2036	200	194
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	700	668
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	700	704
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	350	355
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	342	336
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	500	387
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	500	339
	Massachusetts GO	5.456%	12/1/2039	845	853
	Massachusetts GO	2.900%	9/1/2049	575	395
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	500	516
	Massachusetts SO Revenue	4.110%	7/15/2031	134	133
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	50	51

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	100	106
	Metropolitan Transportation Authority NY Revenue	6.814%	11/15/2040	145	160
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	35	32
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	575	676
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	575	529
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/2042	415	322
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	250	224
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	375	310
	Michigan State University Revenue	4.496%	8/15/2048	200	181
	Michigan State University Revenue	4.165%	8/15/2122	465	335
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	275	210
	Mississippi GO	5.245%	11/1/2034	250	255
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	405	288
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	350	256
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	1,063	1,103
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	450	493
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	575	671
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	1,830	2,088
	New York City NY GO	4.610%	9/1/2037	258	248
	New York City NY GO	5.517%	10/1/2037	475	478
	New York City NY GO	6.271%	12/1/2037	325	344
	New York City NY GO	5.264%	10/1/2044	500	485
	New York City NY GO	5.559%	10/1/2045	529	527
	New York City NY GO	5.094%	10/1/2049	500	463
	New York City NY GO	5.263%	10/1/2052	200	188
	New York City NY GO	5.828%	10/1/2053	200	203
	New York City NY GO	5.114%	10/1/2054	500	460
	New York City NY GO	5.392%	10/1/2055	400	385
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	300	294
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	100	100
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	75	76
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	325	307
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	1,200	1,192
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	500	540
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	455	526
	New York State Dormitory Authority Revenue	5.832%	7/1/2055	655	684
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	85	86
	New York State Urban Development Corp. Revenue	3.900%	3/15/2033	240	231
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/2029	60	59
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	295	301
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	700	766
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	415	345
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	300	220
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/2037	341	335
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	425	401
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	350	322
[17]	Oregon School Boards Association GO	5.528%	6/30/2028	41	41
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	600	601
	Pennsylvania State University Revenue	2.790%	9/1/2043	425	327
	Pennsylvania State University Revenue	2.840%	9/1/2050	300	202
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	375	375
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/2029	125	132
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	200	210
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	800	839
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	1,415	1,351
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	375	368
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	175	145

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	200	145
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	135	126
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	250	163
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	1,705	1,446
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	550	498
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	400	258
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/2040	300	233
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	150	151
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/2038	75	71
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	325	332
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	100	80
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	375	247
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	350	290
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	350	300
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	250	201
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/2048	230	212
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	370	356
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	490	506
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	450	429
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	265	266
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	320	318
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	985	1,007
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	450	452
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	275	303
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	375	350
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	475	503
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	266	268
	Texas GO	5.517%	4/1/2039	965	978
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	1,206	1,225
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	1,350	1,361
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	775	618
	Texas Transportation Commission GO	4.681%	4/1/2040	100	94
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	1,275	1,301
[17]	Tucson City AZ COP	2.856%	7/1/2047	300	219
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	400	422
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	250	244
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	2,250	2,366
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	125	132
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	500	328
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	600	510
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	1,105	692
	University of California Revenue	1.614%	5/15/2030	525	475
	University of California Revenue	3.071%	5/15/2051	500	346
	University of California Revenue	4.858%	5/15/2112	705	584
	University of California Revenue	4.767%	5/15/2115	150	122
	University of Michigan Revenue	2.437%	4/1/2040	275	208
	University of Michigan Revenue	2.562%	4/1/2050	200	124
	University of Michigan Revenue	3.504%	4/1/2052	475	347
	University of Michigan Revenue	4.454%	4/1/2122	1,100	864
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	235	169
[15]	University of Oregon Revenue	3.424%	3/1/2060	750	519
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	350	213
	University of Texas Financing System Revenue	4.794%	8/15/2046	300	286
	University of Texas Financing System Revenue	3.354%	8/15/2047	200	150
	University of Texas Financing System Revenue	2.439%	8/15/2049	225	139
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	900	679
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	275	205
	University of Virginia Revenue	2.256%	9/1/2050	1,075	616
	University of Virginia Revenue	4.179%	9/1/2117	250	185
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	160	159
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	1,000	937
Total Taxable Municipal Bonds (Cost $120,114)					104,750

Balanced Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[18,19]	Vanguard Market Liquidity Fund (Cost $564,020)	3.682%	5,640,885	564,032
Total Investments (100.4%) (Cost $32,231,370)				63,954,912
Other Assets and Liabilities—Net (-0.4%)				(255,921)
Net Assets (100%)				63,698,991

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $107,383.
2	Security value determined using significant unobservable inputs.
3	Securities with a value of $1,284 have been segregated as collateral for open over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	U.S. government-guaranteed.
6
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
8
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

9
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $73,890, representing 0.1% of net assets.

10	Guaranteed by the Government of Canada.
11	Guaranteed by the Government of Japan.
12	Guaranteed by the Federal Republic of Germany.
13	Guaranteed by the Republic of Austria.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
19	Collateral of $110,369 was received for securities on loan, of which $110,344 is held in Vanguard Market Liquidity Fund and $25 is held in cash.

1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2026	42	4,615	7
E-mini Russell 2000 Index	September 2026	32	4,873	125
E-mini S&P 500 Index	September 2026	77	29,061	193
E-mini S&P Mid-Cap 400 Index	September 2026	2	777	11
				336

Balanced Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/2027	BANA	5,008	(4.442)	—	(176)
Elevance Health Inc.	1/29/2027	JPMC	426	(4.320)	—	(16)
Global Payments Inc.	8/31/2026	BANA	1,136	(4.405)	77	—
Goldman Sachs Group Inc.	8/31/2027	BANA	7,399	(4.434)	—	(378)
JPMorgan Chase & Co.	8/31/2027	BANA	38,543	(4.435)	—	(915)
PayPal Holdings Inc.	8/31/2026	BANA	1,414	(4.327)	26	—
Raymond James Financial Inc.	2/1/2027	CITNA	220	(4.120)	—	(7)
VICI Properties Inc. Class A	8/31/2026	BANA	1,289	(4.336)	27	—
					130	(1,492)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $31,667,350)	63,390,880
Affiliated Issuers (Cost $564,020)	564,032
Total Investments in Securities	63,954,912
Investment in Vanguard	1,372
Cash	50
Cash Collateral Pledged—Futures Contracts	1,262
Receivables for Investment Securities Sold	288,187
Receivables for Accrued Income	217,322
Receivables for Capital Shares Issued	14,179
Variation Margin Receivable—Futures Contracts	96
Unrealized Appreciation—Over-the-Counter Swap Contracts	130
Total Assets	64,477,510
Liabilities
Payables for Investment Securities Purchased	631,336
Collateral for Securities on Loan	110,369
Payables for Capital Shares Redeemed	33,631
Payables to Vanguard	1,683
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,492
Other Liabilities	8
Total Liabilities	778,519
Net Assets	63,698,991
1 Includes $107,383 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	30,250,956
Total Distributable Earnings (Loss)	33,448,035
Net Assets	63,698,991

Investor Shares—Net Assets
Applicable to 3,175,636 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	172,614
Net Asset Value Per Share—Investor Shares	$54.36

Admiral™ Shares—Net Assets
Applicable to 945,957,016 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,407,867
Net Asset Value Per Share—Admiral Shares	$54.34

Institutional Shares—Net Assets
Applicable to 222,955,162 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,118,510
Net Asset Value Per Share—Institutional Shares	$54.35
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	216,890
Interest[2]	477,753
Securities Lending—Net	715
Total Income	695,358
Expenses
The Vanguard Group—Note C
Investment Advisory Services	544
Management and Administrative—Investor Shares	148
Management and Administrative—Admiral Shares	15,527
Management and Administrative—Institutional Shares	2,224
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—Admiral Shares	954
Marketing and Distribution—Institutional Shares	142
Custodian Fees	204
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	160
Shareholders’ Reports—Institutional Shares	11
Trustees’ Fees and Expenses	15
Other Expenses	29
Total Expenses	19,964
Net Investment Income	675,394
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,793,998
Futures Contracts	3,171
Swap Contracts	1,292
Realized Net Gain (Loss)	1,798,461
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,707,104
Futures Contracts	652
Swap Contracts	(1,350)
Change in Unrealized Appreciation (Depreciation)	1,706,406
Net Increase (Decrease) in Net Assets Resulting from Operations	4,180,261

1	Dividends are net of foreign withholding taxes of $4.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,920, ($16), and ($52), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	675,394	1,292,594
Realized Net Gain (Loss)	1,798,461	2,086,584
Change in Unrealized Appreciation (Depreciation)	1,706,406	4,071,938
Net Increase (Decrease) in Net Assets Resulting from Operations	4,180,261	7,451,116
Distributions
Investor Shares	(3,128)	(10,417)
Admiral Shares	(926,079)	(2,900,611)
Institutional Shares	(219,594)	(689,426)
Total Distributions	(1,148,801)	(3,600,454)
Capital Share Transactions
Investor Shares	(14,396)	(11,469)
Admiral Shares	(333,991)	(4,791)
Institutional Shares	(215,168)	(83,568)
Net Increase (Decrease) from Capital Share Transactions	(563,555)	(99,828)
Total Increase (Decrease)	2,467,905	3,750,834
Net Assets
Beginning of Period	61,231,086	57,480,252
End of Period	63,698,991	61,231,086
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.81	$48.49	$44.59	$39.66	$49.02	$44.34
Investment Operations
Net Investment Income[1]	.545	1.049	.972	.854	.709	.627
Capital Gain Distributions Received[1]	—	—	—	.000 [2]	.000 [2]	.000 [2]
Net Realized and Unrealized Gain (Loss) on Investments	2.958	5.324	5.426	5.970	(8.996)	5.564
Total from Investment Operations	3.503	6.373	6.398	6.824	(8.287)	6.191
Distributions
Dividends from Net Investment Income	(.565 )	(1.058)	(.979 )	(.861 )	(.716 )	(.626 )
Distributions from Realized Capital Gains	(.388 )	(1.995)	(1.519)	(1.033)	(.357 )	(.885 )
Total Distributions	(.953 )	(3.053)	(2.498)	(1.894)	(1.073)	(1.511)
Net Asset Value, End of Period	$54.36	$51.81	$48.49	$44.59	$39.66	$49.02
Total Return[3]	6.92%	13.46%	14.46%	17.44%	-16.97%	14.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$173	$178	$178	$194	$199	$317
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.09%	2.10%	2.04%	2.02%	1.66%	1.33%
Portfolio Turnover Rate[4]	21%	31%	22%	19%	19%	35%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 3%, 5%, 5%, 5%, 5%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.80	$48.48	$44.58	$39.65	$49.02	$44.34
Investment Operations
Net Investment Income[1]	.574	1.105	1.028	.902	.761	.680
Capital Gain Distributions Received[1]	—	—	—	.000 [2]	.000 [2]	.000 [2]
Net Realized and Unrealized Gain (Loss) on Investments	2.949	5.323	5.426	5.969	(9.010)	5.564
Total from Investment Operations	3.523	6.428	6.454	6.871	(8.249)	6.244
Distributions
Dividends from Net Investment Income	(.595 )	(1.113)	(1.035)	(.908 )	(.764 )	(.679 )
Distributions from Realized Capital Gains	(.388 )	(1.995)	(1.519)	(1.033)	(.357 )	(.885 )
Total Distributions	(.983 )	(3.108)	(2.554)	(1.941)	(1.121)	(1.564)
Net Asset Value, End of Period	$54.34	$51.80	$48.48	$44.58	$39.65	$49.02
Total Return[3]	6.96%	13.58%	14.59%	17.58%	-16.90%	14.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,408	$49,298	$46,167	$42,048	$37,437	$47,564
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.21%	2.15%	2.14%	1.79%	1.44%
Portfolio Turnover Rate[4]	21%	31%	22%	19%	19%	35%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 3%, 5%, 5%, 5%, 5%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.81	$48.49	$44.59	$39.66	$49.02	$44.35
Investment Operations
Net Investment Income[1]	.582	1.110	1.033	.904	.765	.685
Capital Gain Distributions Received[1]	—	—	—	.000 [2]	.000 [2]	.000 [2]
Net Realized and Unrealized Gain (Loss) on Investments	2.948	5.323	5.427	5.971	(8.998)	5.554
Total from Investment Operations	3.530	6.433	6.460	6.875	(8.233)	6.239
Distributions
Dividends from Net Investment Income	(.602 )	(1.118)	(1.041)	(.912 )	(.769 )	(.684 )
Distributions from Realized Capital Gains	(.388 )	(1.995)	(1.519)	(1.033)	(.358 )	(.885 )
Total Distributions	(.990 )	(3.113)	(2.560)	(1.945)	(1.127)	(1.569)
Net Asset Value, End of Period	$54.35	$51.81	$48.49	$44.59	$39.66	$49.02
Total Return	6.97%	13.59%	14.60%	17.58%	-16.87%	14.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,119	$11,755	$11,135	$9,989	$10,268	$13,081
Ratio of Total Expenses to Average Net Assets	0.04%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.22%	2.16%	2.14%	1.80%	1.45%
Portfolio Turnover Rate[3]	21%	31%	22%	19%	19%	35%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 3%, 5%, 5%, 5%, 5%, and 15%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Notes to Financial Statements
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades;
such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2026, counterparties had deposited in segregated accounts cash of $340,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Balanced Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.

Balanced Index Fund
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $1,372,000, representing less than 0.01% of the fund’s net assets and 0.55% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	38,987,797	—	3	38,987,800
Rights	—	—	80	80
U.S. Government and Agency Obligations	—	16,771,310	—	16,771,310
Asset-Backed/Commercial Mortgage-Backed Securities	—	491,679	—	491,679
Corporate Bonds	—	6,218,085	—	6,218,085
Sovereign Bonds	—	817,176	—	817,176
Taxable Municipal Bonds	—	104,750	—	104,750
Temporary Cash Investments	564,032	—	—	564,032
Total	39,551,829	24,403,000	83	63,954,912

Derivative Financial Instruments
Assets
Futures Contracts[1]	336	—	—	336
Swap Contracts	—	130	—	130
Total	336	130	—	466
Liabilities
Swap Contracts	—	(1,492)	—	(1,492)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Balanced Index Fund
E. At June 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	329	7	336
Unrealized Appreciation—Over-the-Counter Swap Contracts	130	—	130
Total Assets	459	7	466

Unrealized Depreciation—Over-the-Counter Swap Contracts	(1,492)	—	(1,492)
Total Liabilities	(1,492)	—	(1,492)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Futures Contracts	4,788	(1,617)	3,171
Swap Contracts	1,292	—	1,292
Realized Net Gain (Loss) on Derivatives	6,080	(1,617)	4,463

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	300	352	652
Swap Contracts	(1,350)	—	(1,350)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,050)	352	(698)
F. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,313,650
Gross Unrealized Appreciation	33,644,273
Gross Unrealized Depreciation	(2,004,037)
Net Unrealized Appreciation (Depreciation)	31,640,236
G. During the six months ended June 30, 2026, the fund purchased $1,701,542,000 of investment securities and sold $3,481,276,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,075,485,000 and $10,230,909,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $82,720,000 and sales were $28,336,000, resulting in net realized loss of $47,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,770	91	16,825	332
Issued in Lieu of Cash Distributions	3,128	62	10,417	207
Redeemed	(22,294)	(419)	(38,711)	(777)
Net Increase (Decrease)—Investor Shares	(14,396)	(266)	(11,469)	(238)

Balanced Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,125,747	40,443	4,180,375	83,646
Issued in Lieu of Cash Distributions	828,793	16,466	2,612,889	51,999
Redeemed	(3,288,531)	(62,564)	(6,798,055)	(136,313)
Net Increase (Decrease)—Admiral Shares	(333,991)	(5,655)	(4,791)	(668)
Institutional Shares
Issued	442,547	8,438	1,189,614	23,729
Issued in Lieu of Cash Distributions	213,265	4,234	665,048	13,235
Redeemed	(870,980)	(16,580)	(1,938,230)	(39,740)
Net Increase (Decrease)—Institutional Shares	(215,168)	(3,908)	(83,568)	(2,776)
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q022 082026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Vanguard Balanced Index Fund

A majority of independent trustees of the board of Vanguard Balanced Index Fund (Trustees) renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group and Global Equity Index Management team (GE), now within VCM, adhere to the same sound, disciplined investment management process and have considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group and GE, in their management of Vanguard funds, including the fund, have track records of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.